UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—February 28, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Explorer Value™ Fund Investor Shares - VEVFX

Russell 1000 Index Fund ETF Shares - VONE

Russell 1000 Index Fund Institutional Shares - VRNIX

Russell 1000 Value Index Fund ETF Shares - VONV

Russell 1000 Value Index Fund Institutional Shares - VRVIX

Russell 1000 Growth Index Fund ETF Shares - VONG

Russell 1000 Growth Index Fund Institutional Shares - VRGWX

Russell 2000 Index Fund ETF Shares - VTWO

Russell 2000 Index Fund Institutional Shares - VRTIX

Russell 2000 Value Index Fund ETF Shares - VTWV

Russell 2000 Value Index Fund Institutional Shares - VRTVX

Russell 2000 Growth Index Fund ETF Shares - VTWG

Russell 2000 Growth Index Fund Institutional Shares - VRTGX

Russell 3000 Index Fund ETF Shares - VTHR

Russell 3000 Index Fund Institutional Shares - VRTTX

Vanguard Explorer Value™ Fund

Investor Shares (VEVFX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$27	0.54%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Communication Services	3.8%
Consumer Discretionary	16.5%
Consumer Staples	2.5%
Energy	3.5%
Financials	24.3%
Health Care	6.1%
Industrials	15.3%
Information Technology	8.8%
Materials	4.4%
Other	0.8%
Real Estate	8.1%
Utilities	2.2%
Other Assets and Liabilities—Net	3.7%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,086
Number of Portfolio Holdings	178
Portfolio Turnover Rate	13%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1690

Vanguard Russell 1000 Index Fund

ETF Shares (VONE) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.5%
Consumer Discretionary	15.0%
Consumer Staples	4.3%
Energy	3.4%
Financials	11.7%
Health Care	10.2%
Industrials	12.5%
Real Estate	2.5%
Technology	33.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,016
Number of Portfolio Holdings	1,012
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3348

Vanguard Russell 1000 Index Fund

Institutional Shares (VRNIX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.5%
Consumer Discretionary	15.0%
Consumer Staples	4.3%
Energy	3.4%
Financials	11.7%
Health Care	10.2%
Industrials	12.5%
Real Estate	2.5%
Technology	33.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$8,016
Number of Portfolio Holdings	1,012
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1848

Vanguard Russell 1000 Value Index Fund

ETF Shares (VONV) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	2.7%
Consumer Discretionary	10.2%
Consumer Staples	6.6%
Energy	6.8%
Financials	21.7%
Health Care	13.7%
Industrials	17.9%
Real Estate	4.7%
Technology	6.8%
Telecommunications	4.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$12,713
Number of Portfolio Holdings	876
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3349

Vanguard Russell 1000 Value Index Fund

Institutional Shares (VRVIX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	2.7%
Consumer Discretionary	10.2%
Consumer Staples	6.6%
Energy	6.8%
Financials	21.7%
Health Care	13.7%
Industrials	17.9%
Real Estate	4.7%
Technology	6.8%
Telecommunications	4.0%
Utilities	4.8%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$12,713
Number of Portfolio Holdings	876
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1849

Vanguard Russell 1000 Growth Index Fund

ETF Shares (VONG) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	0.4%
Consumer Discretionary	19.3%
Consumer Staples	2.2%
Energy	0.5%
Financials	3.0%
Health Care	7.1%
Industrials	7.7%
Real Estate	0.5%
Technology	58.2%
Telecommunications	0.5%
Utilities	0.6%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$33,707
Number of Portfolio Holdings	397
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3350

Vanguard Russell 1000 Growth Index Fund

Institutional Shares (VRGWX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	0.4%
Consumer Discretionary	19.3%
Consumer Staples	2.2%
Energy	0.5%
Financials	3.0%
Health Care	7.1%
Industrials	7.7%
Real Estate	0.5%
Technology	58.2%
Telecommunications	0.5%
Utilities	0.6%
Other Assets and Liabilities—Net	0.0%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$33,707
Number of Portfolio Holdings	397
Portfolio Turnover Rate	1%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1850

Vanguard Russell 2000 Index Fund

ETF Shares (VTWO) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.9%
Consumer Discretionary	11.4%
Consumer Staples	2.7%
Energy	5.1%
Financials	18.8%
Health Care	16.5%
Industrials	18.9%
Other	0.0%
Real Estate	6.6%
Technology	10.6%
Telecommunications	1.9%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$11,867
Number of Portfolio Holdings	1,974
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3351

Vanguard Russell 2000 Index Fund

Institutional Shares (VRTIX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.9%
Consumer Discretionary	11.4%
Consumer Staples	2.7%
Energy	5.1%
Financials	18.8%
Health Care	16.5%
Industrials	18.9%
Other	0.0%
Real Estate	6.6%
Technology	10.6%
Telecommunications	1.9%
Utilities	3.2%
Other Assets and Liabilities—Net	0.4%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$11,867
Number of Portfolio Holdings	1,974
Portfolio Turnover Rate	4%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1851

Vanguard Russell 2000 Value Index Fund

ETF Shares (VTWV) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.1%
Energy	6.5%
Financials	30.0%
Health Care	8.6%
Industrials	12.6%
Other	0.0%
Real Estate	11.8%
Technology	4.1%
Telecommunications	2.6%
Utilities	5.6%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$885
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3352

Vanguard Russell 2000 Value Index Fund

Institutional Shares (VRTVX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.1%
Energy	6.5%
Financials	30.0%
Health Care	8.6%
Industrials	12.6%
Other	0.0%
Real Estate	11.8%
Technology	4.1%
Telecommunications	2.6%
Utilities	5.6%
Other Assets and Liabilities—Net	0.2%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$885
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1852

Vanguard Russell 2000 Growth Index Fund

ETF Shares (VTWG) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	4.1%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	3.7%
Financials	8.0%
Health Care	24.2%
Industrials	25.2%
Other	0.0%
Real Estate	1.6%
Technology	17.0%
Telecommunications	1.2%
Utilities	1.0%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	1,133
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3353

Vanguard Russell 2000 Growth Index Fund

Institutional Shares (VRTGX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	4.1%
Consumer Discretionary	10.6%
Consumer Staples	3.3%
Energy	3.7%
Financials	8.0%
Health Care	24.2%
Industrials	25.2%
Other	0.0%
Real Estate	1.6%
Technology	17.0%
Telecommunications	1.2%
Utilities	1.0%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$1,207
Number of Portfolio Holdings	1,133
Portfolio Turnover Rate	5%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

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800-749-7273

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Vanguard Marketing Corporation, Distributor.

SR1853

Vanguard Russell 3000 Index Fund

ETF Shares (VTHR) Nasdaq

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.2%
Energy	3.5%
Financials	12.1%
Health Care	10.5%
Industrials	12.8%
Other	0.0%
Real Estate	2.7%
Technology	32.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,521
Number of Portfolio Holdings	2,863
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

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800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR3354

Vanguard Russell 3000 Index Fund

Institutional Shares (VRTTX)

Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.08%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of February 28, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.9%
Consumer Staples	4.2%
Energy	3.5%
Financials	12.1%
Health Care	10.5%
Industrials	12.8%
Other	0.0%
Real Estate	2.7%
Technology	32.9%
Telecommunications	2.1%
Utilities	2.6%
Other Assets and Liabilities—Net	0.1%

Fund Statistics

(as of February 28, 2025)

Fund Net Assets (in millions)	$4,521
Number of Portfolio Holdings	2,863
Portfolio Turnover Rate	2%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR1854

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended February 28, 2025
Vanguard Explorer Value™ Fund

Contents
Financial Statements	1

Explorer Value Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.3%)
Communication Services (3.8%)
*	Sphere Entertainment Co.	181,802	7,932
	Interpublic Group of Cos. Inc.	274,619	7,524
*	Madison Square Garden Entertainment Corp.	197,295	6,813
*	Madison Square Garden Sports Corp.	26,488	5,395
*	National CineMedia Inc.	760,794	5,090
*,1	Manchester United plc Class A	293,153	4,298
	Paramount Global Class B	346,382	3,935
			40,987
Consumer Discretionary (16.5%)
*	Adtalem Global Education Inc.	212,993	21,791
*	Mattel Inc.	873,105	18,597
	OneSpaWorld Holdings Ltd.	874,549	16,686
*	Norwegian Cruise Line Holdings Ltd.	559,484	12,712
	Boyd Gaming Corp.	114,522	8,733
[1]	Cheesecake Factory Inc.	153,365	8,286
*	Asbury Automotive Group Inc.	29,894	8,024
	ADT Inc.	921,698	7,549
	Perdoceo Education Corp.	247,458	6,335
	Gentex Corp.	256,509	6,238
*	Mohawk Industries Inc.	52,924	6,223
*	LGI Homes Inc.	82,872	6,085
	Monarch Casino & Resort Inc.	62,946	5,765
	LCI Industries	47,414	4,923
	Phinia Inc.	99,091	4,886
	Kontoor Brands Inc.	75,074	4,883
	Sturm Ruger & Co. Inc.	120,699	4,763
	Cracker Barrel Old Country Store Inc.	95,606	4,330
*	Malibu Boats Inc. Class A	124,303	4,149
*	Helen of Troy Ltd.	74,318	4,090
	Steven Madden Ltd.	118,731	3,893
	Royal Caribbean Cruises Ltd.	13,538	3,332
	Leggett & Platt Inc.	353,891	3,245
	Carter's Inc.	51,751	2,136
*	Leslie's Inc.	1,589,995	1,654
			179,308
Consumer Staples (2.5%)
*	Darling Ingredients Inc.	188,968	6,820
	J M Smucker Co.	50,408	5,572
[1]	WK Kellogg Co.	253,611	5,026
	Energizer Holdings Inc.	142,519	4,380
	Edgewell Personal Care Co.	95,526	3,006
*	Hain Celestial Group Inc.	630,586	2,257
			27,061
Energy (3.5%)
	Matador Resources Co.	125,437	6,565
	Core Laboratories Inc.	403,684	5,906
	ChampionX Corp.	180,399	5,376
	SM Energy Co.	147,839	4,836
*	Tidewater Inc.	99,932	4,559
	Select Water Solutions Inc.	372,949	4,524
	Weatherford International plc	59,713	3,697
[1]	Atlas Energy Solutions Inc.	151,009	2,926
			38,389
Financials (24.3%)
	Carlyle Group Inc.	224,054	11,167
	Northern Trust Corp.	90,910	10,020
	First American Financial Corp.	150,708	9,900
	Wintrust Financial Corp.	78,460	9,766
1

Explorer Value Fund
		Shares	Market Value• ($000)
	Popular Inc.	92,280	9,268
	Affiliated Managers Group Inc.	54,159	9,253
	First BanCorp (XNYS)	442,097	8,608
	Pinnacle Financial Partners Inc.	69,689	7,963
	Lazard Inc.	156,496	7,848
	Eastern Bankshares Inc.	433,894	7,762
	Webster Financial Corp.	134,100	7,552
	WSFS Financial Corp.	135,392	7,350
	Renasant Corp.	201,648	7,300
	Cadence Bank	205,749	6,823
*	WEX Inc.	42,966	6,750
	BOK Financial Corp.	61,917	6,746
*	NMI Holdings Inc.	185,088	6,745
	Home BancShares Inc.	220,666	6,609
	WaFd Inc.	204,012	6,037
	CVB Financial Corp.	292,641	5,903
	Radian Group Inc.	178,144	5,863
*	SiriusPoint Ltd.	374,601	5,746
	Bread Financial Holdings Inc.	105,756	5,711
	Sandy Spring Bancorp Inc.	178,322	5,701
	Navient Corp.	386,263	5,527
	First Hawaiian Inc.	202,655	5,453
	First Interstate BancSystem Inc. Class A	170,375	5,230
	Bank OZK	106,275	5,102
	Columbia Banking System Inc.	187,854	5,021
	Hope Bancorp Inc.	455,193	4,971
	FNB Corp.	318,931	4,733
	Kemper Corp.	69,980	4,729
*	Donnelley Financial Solutions Inc.	93,397	4,630
*	ProAssurance Corp.	284,729	4,453
	Rithm Capital Corp.	365,089	4,436
	Pacific Premier Bancorp Inc.	182,105	4,350
	DigitalBridge Group Inc.	377,443	4,292
	Lancashire Holdings Ltd.	536,543	4,168
*	Repay Holdings Corp.	567,963	4,095
	PROG Holdings Inc.	125,486	3,560
	BankUnited Inc.	70,886	2,664
	PJT Partners Inc. Class A	16,186	2,578
	Evercore Inc. Class A	8,581	2,075
			264,458
Health Care (6.1%)
*	Prestige Consumer Healthcare Inc.	116,007	9,832
*	Envista Holdings Corp.	428,908	8,570
*	Varex Imaging Corp.	558,495	7,182
	Labcorp Holdings Inc.	28,543	7,165
*	Charles River Laboratories International Inc.	30,253	5,001
*	Integra LifeSciences Holdings Corp.	207,208	4,809
*	Elanco Animal Health Inc. (XNYS)	428,467	4,786
*	Merit Medical Systems Inc.	41,032	4,187
*,1	Veradigm Inc.	732,048	3,733
*	Bio-Rad Laboratories Inc. Class A	13,994	3,711
*	Omnicell Inc.	95,832	3,647
*	Pacira BioSciences Inc.	138,027	3,320
			65,943
Industrials (15.3%)
	Brink's Co.	125,461	11,798
	Kennametal Inc.	503,112	11,134
	FTAI Aviation Ltd.	71,591	9,214
*	Middleby Corp.	48,035	7,945
*	MRC Global Inc.	620,470	7,551
*	Resideo Technologies Inc.	386,832	7,431
*	Beacon Roofing Supply Inc.	64,019	7,389
	Masco Corp.	97,265	7,312
*	Generac Holdings Inc.	52,191	7,106
	Timken Co.	81,930	6,636
	Granite Construction Inc.	77,015	6,360
	Loomis AB	161,685	6,238
*	Amentum Holdings Inc.	304,634	5,983
	KBR Inc.	111,884	5,486
2

Explorer Value Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	282,217	5,294
	MillerKnoll Inc.	244,320	5,253
	Air Lease Corp.	103,230	4,947
	Interface Inc.	242,549	4,907
	MSC Industrial Direct Co. Inc. Class A	59,427	4,776
*	Spirit AeroSystems Holdings Inc. Class A	135,633	4,734
	EnerSys	41,958	4,258
*	Everus Construction Group Inc.	93,080	3,872
	Applied Industrial Technologies Inc.	15,147	3,796
	nVent Electric plc	53,817	3,247
	Snap-on Inc.	9,182	3,133
	WESCO International Inc.	17,306	3,123
	Simpson Manufacturing Co. Inc.	15,277	2,512
	Greenbrier Cos. Inc.	43,605	2,451
*	OPENLANE Inc.	106,237	2,369
			166,255
Information Technology (8.8%)
	Belden Inc.	76,824	8,453
	TD SYNNEX Corp.	60,178	8,274
*	Sanmina Corp.	96,365	7,894
*	Keysight Technologies Inc.	45,014	7,181
*	Zebra Technologies Corp. Class A	19,814	6,242
*	Arrow Electronics Inc.	54,752	5,917
	Jabil Inc.	37,811	5,858
	Adeia Inc.	327,825	5,153
*	Insight Enterprises Inc.	33,273	5,120
*	Diodes Inc.	97,249	4,802
*	Ichor Holdings Ltd.	163,214	4,781
*	Xperi Inc.	558,261	4,723
	MKS Instruments Inc.	50,220	4,611
*	Ultra Clean Holdings Inc.	177,215	4,359
*	NCR Voyix Corp.	362,371	4,088
*	Cohu Inc.	202,320	3,978
	Silicon Motion Technology Corp. ADR	67,733	3,800
			95,234
Materials (4.4%)
	Silgan Holdings Inc.	145,825	7,920
*	ATI Inc.	128,925	7,498
	Eagle Materials Inc.	28,994	6,559
*	Axalta Coating Systems Ltd.	180,008	6,518
	Sonoco Products Co.	98,723	4,721
*	Knife River Corp.	46,037	4,405
	Graphic Packaging Holding Co.	163,357	4,358
	Kaiser Aluminum Corp.	55,660	3,939
	Mativ Holdings Inc.	255,201	1,725
			47,643
Other (0.8%)
[1,2]	Vanguard S&P Small-Cap 600 Value ETF	95,357	8,561
Real Estate (8.1%)
	Independence Realty Trust Inc.	456,327	9,948
*	Jones Lang LaSalle Inc.	34,196	9,298
	Agree Realty Corp.	123,098	9,085
	First Industrial Realty Trust Inc.	136,831	7,810
	Essential Properties Realty Trust Inc.	218,336	7,144
	Sila Realty Trust Inc.	265,141	6,740
	LXP Industrial Trust	742,001	6,648
	Curbline Properties Corp.	268,540	6,614
	STAG Industrial Inc.	178,258	6,414
	COPT Defense Properties	215,288	5,819
	Pebblebrook Hotel Trust	316,704	3,911
*	CBRE Group Inc. Class A	26,027	3,694
	Piedmont Office Realty Trust Inc. Class A	475,236	3,607
	SITE Centers Corp.	129,838	1,819
			88,551
Utilities (2.2%)
	MDU Resources Group Inc.	414,493	7,150
	UGI Corp.	171,203	5,848
3

Explorer Value Fund
		Shares	Market Value• ($000)
	Spire Inc.	72,834	5,598
	Unitil Corp.	46,536	2,611
	Portland General Electric Co.	55,958	2,509
			23,716
Total Common Stocks (Cost $915,054)			1,046,106
Temporary Cash Investments (4.7%)
Money Market Fund (4.7%)
[3,4]	Vanguard Market Liquidity Fund, 4.351% (Cost $51,633)	516,390	51,639
Total Investments (101.0%) (Cost $966,687)			1,097,745
Other Assets and Liabilities—Net (-1.0%)			(11,261)
Net Assets (100%)			1,086,484
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,999,000.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,372,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	195	21,112	(913)

See accompanying Notes, which are an integral part of the Financial Statements.
4

Explorer Value Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $906,569)	1,037,545
Affiliated Issuers (Cost $60,118)	60,200
Total Investments in Securities	1,097,745
Investment in Vanguard	31
Cash	4,773
Cash Collateral Pledged—Futures Contracts	1,582
Receivables for Investment Securities Sold	654
Receivables for Accrued Income	1,111
Receivables for Capital Shares Issued	251
Variation Margin Receivable—Futures Contracts	203
Total Assets	1,106,350
Liabilities
Payables for Investment Securities Purchased	6,204
Collateral for Securities on Loan	12,372
Payables to Investment Advisor	900
Payables for Capital Shares Redeemed	301
Payables to Vanguard	89
Total Liabilities	19,866
Net Assets	1,086,484
1 Includes $11,999,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	922,542
Total Distributable Earnings (Loss)	163,942
Net Assets	1,086,484

Net Assets
Applicable to 25,773,995 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,086,484
Net Asset Value Per Share	$42.15

See accompanying Notes, which are an integral part of the Financial Statements.
5

Explorer Value Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	1,231
Dividends—Affiliated Issuers	94
Non-Cash Dividends	5,914
Interest—Unaffiliated Issuers	51
Interest—Affiliated Issuers	1,100
Securities Lending—Net	60
Total Income	8,450
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,602
Performance Adjustment	199
The Vanguard Group—Note C
Management and Administrative	1,163
Marketing and Distribution	28
Custodian Fees	6
Shareholders’ Reports and Proxy Fees	39
Trustees’ Fees and Expenses	—
Other Expenses	7
Total Expenses	3,044
Net Investment Income	5,406
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	55,846
Investment Securities Sold—Affiliated Issuers	(249)
Futures Contracts	2,008
Foreign Currencies	1
Realized Net Gain (Loss)	57,606
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(68,403)
Investment Securities—Affiliated Issuers	(308)
Futures Contracts	(3,008)
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(71,720)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,708)
1	Dividends are net of foreign withholding taxes of $28,000.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Explorer Value Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,406	11,383
Realized Net Gain (Loss)	57,606	122,598
Change in Unrealized Appreciation (Depreciation)	(71,720)	58,725
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,708)	192,706
Distributions
Total Distributions	(144,131)	(24,191)
Capital Share Transactions
Issued	67,876	154,082
Issued in Lieu of Cash Distributions	134,627	22,597
Redeemed	(86,651)	(181,121)
Net Increase (Decrease) from Capital Share Transactions	115,852	(4,442)
Total Increase (Decrease)	(36,987)	164,073
Net Assets
Beginning of Period	1,123,471	959,398
End of Period	1,086,484	1,123,471

See accompanying Notes, which are an integral part of the Financial Statements.
7

Explorer Value Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$48.73	$41.35	$39.93	$46.26	$30.32	$33.49
Investment Operations
Net Investment Income[1]	.223	.495	.586	.461	.351	.400
Net Realized and Unrealized Gain (Loss) on Investments	(.551)	7.957	2.308	(4.910)	15.911	(3.032)
Total from Investment Operations	(.328)	8.452	2.894	(4.449)	16.262	(2.632)
Distributions
Dividends from Net Investment Income	(.771)	(.743)	(.495)	(.352)	(.322)	(.538)
Distributions from Realized Capital Gains	(5.481)	(.329)	(.979)	(1.529)	—	—
Total Distributions	(6.252)	(1.072)	(1.474)	(1.881)	(.322)	(.538)
Net Asset Value, End of Period	$42.15	$48.73	$41.35	$39.93	$46.26	$30.32
Total Return[2]	-0.84%	20.84%	7.43%	-10.05%	53.90%	-8.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,086	$1,123	$959	$1,083	$1,164	$563
Ratio of Total Expenses to Average Net Assets[3]	0.54%	0.49%[4]	0.49%[5]	0.53%[5]	0.52%	0.64%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.15%	1.48%	1.05%	0.85%	1.28%
Portfolio Turnover Rate	13%	65%	23%	31%	41%	42%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, (0.02%), (0.04%), 0.02%, 0.01%, and 0.09%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.49%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.49% and 0.53%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Explorer Value Fund
Notes to Financial Statements
Vanguard Explorer Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the
9

Explorer Value Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	The investment advisory firms Frontier Capital Management Co., LLC, Ariel Investments, LLC, and Wellington Management Company LLP each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Frontier Capital Management Co., LLC, is subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index for the preceding three years. The basic fee of Ariel Investments, LLC, is subject to quarterly adjustments based on performance relative to the Russell 2500 Value Index for the preceding three years. In accordance with the advisory contract entered into with Wellington Management Company LLP beginning September 1, 2025, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the Russell 2000 Value Index since August 31, 2024.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended February 28, 2025, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.28% of the fund’s average net assets, before a net increase of $199,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $31,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,035,700	10,406	—	1,046,106
Temporary Cash Investments	51,639	—	—	51,639
Total	1,087,339	10,406	—	1,097,745
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(913)	—	—	(913)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
10

Explorer Value Fund
E.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	978,143
Gross Unrealized Appreciation	202,672
Gross Unrealized Depreciation	(83,983)
Net Unrealized Appreciation (Depreciation)	118,689
F.	During the six months ended February 28, 2025, the fund purchased $142,056,000 of investment securities and sold $151,653,000 of investment securities, other than temporary cash investments.
G.	Capital shares issued and redeemed were:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	Shares (000)	Shares (000)
Issued	1,423	3,522
Issued in Lieu of Cash Distributions	3,151	536
Redeemed	(1,854)	(4,204)
Net Increase (Decrease) in Shares Outstanding	2,720	(146)
H.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Feb. 28, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	52,827	NA1	NA1	1	2	1,100	—	51,639
Vanguard S&P Small-Cap 600 Value ETF	8,568	10,468	9,915	(250)	(310)	94	—	8,561
Total	61,395	10,468	9,915	(249)	(308)	1,194	—	60,200
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At February 28, 2025, one shareholder was a record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
J.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
11

Explorer Value Fund
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q16902 042025
12

Financial Statements
For the six-months ended February 28, 2025
Vanguard Russell 1000 Index Funds
Vanguard Russell 1000 Index Fund
Vanguard Russell 1000 Value Index Fund
Vanguard Russell 1000 Growth Index Fund

Contents
Russell 1000 Index Fund	1
Russell 1000 Value Index Fund	25
Russell 1000 Growth Index Fund	48

Russell 1000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.5%)
	Linde plc	70,349	32,856
	Air Products & Chemicals Inc.	32,474	10,267
	Ecolab Inc.	36,579	9,840
	Freeport-McMoRan Inc.	209,396	7,729
	Newmont Corp. (XNYS)	166,919	7,151
	Fastenal Co.	83,877	6,352
	Nucor Corp.	34,703	4,771
	International Paper Co.	76,364	4,303
	International Flavors & Fragrances Inc.	37,227	3,046
	Steel Dynamics Inc.	21,710	2,932
	LyondellBasell Industries NV Class A	38,096	2,927
	Reliance Inc.	7,757	2,305
	Avery Dennison Corp.	11,665	2,193
	CF Industries Holdings Inc.	25,213	2,043
	Eastman Chemical Co.	17,016	1,665
*	RBC Bearings Inc.	4,167	1,497
	Royal Gold Inc.	9,509	1,398
	United States Steel Corp.	32,559	1,310
	Albemarle Corp.	16,961	1,306
	Alcoa Corp.	36,458	1,212
	Southern Copper Corp.	12,787	1,137
	Mosaic Co.	46,582	1,114
	Element Solutions Inc.	32,800	856
	Celanese Corp.	15,588	794
	Timken Co.	9,421	763
	Hexcel Corp.	12,026	762
*	Cleveland-Cliffs Inc.	68,287	740
	FMC Corp.	18,077	667
	NewMarket Corp.	1,019	581
	Westlake Corp.	4,994	561
*	MP Materials Corp.	19,151	460
	Ashland Inc.	7,242	440
	Olin Corp.	16,536	420
	Huntsman Corp.	23,837	404
	Scotts Miracle-Gro Co.	6,319	370
	Chemours Co.	22,106	330
			117,502
Consumer Discretionary (15.0%)
*	Amazon.com Inc.	1,373,432	291,552
*	Tesla Inc.	406,682	119,150
	Costco Wholesale Corp.	64,878	68,032
	Walmart Inc.	635,136	62,631
*	Netflix Inc.	62,619	61,402
	Home Depot Inc.	145,119	57,554
	McDonald's Corp.	105,413	32,502
	Walt Disney Co.	265,758	30,243
	Booking Holdings Inc.	4,830	24,227
*	Uber Technologies Inc.	297,438	22,608
	Lowe's Cos. Inc.	83,755	20,825
	TJX Cos. Inc.	165,766	20,681
	Starbucks Corp.	165,929	19,216
	NIKE Inc. Class B	172,928	13,736
*	Spotify Technology SA	21,507	13,076
*	O'Reilly Automotive Inc.	8,449	11,606
*	Chipotle Mexican Grill Inc.	199,857	10,786
	Marriott International Inc. Class A	33,549	9,409
	Hilton Worldwide Holdings Inc.	35,088	9,297
*	Airbnb Inc. Class A	63,947	8,880
*	AutoZone Inc.	2,461	8,596
1

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Royal Caribbean Cruises Ltd.	34,683	8,535
	Target Corp.	67,690	8,410
	General Motors Co.	159,800	7,851
*	Copart Inc.	127,623	6,994
	Ross Stores Inc.	47,603	6,680
	Yum! Brands Inc.	41,319	6,461
*	Lululemon Athletica Inc.	17,209	6,292
	Delta Air Lines Inc.	93,797	5,639
	Ford Motor Co.	575,827	5,499
	DR Horton Inc.	42,676	5,412
*	Take-Two Interactive Software Inc.	25,133	5,328
	Garmin Ltd.	22,728	5,203
	Electronic Arts Inc.	38,500	4,971
*	Roblox Corp. Class A	77,000	4,900
*	Trade Desk Inc. Class A	65,192	4,584
	eBay Inc.	70,095	4,538
*	United Airlines Holdings Inc.	47,841	4,488
	Tractor Supply Co.	78,590	4,350
	Lennar Corp. Class A	35,719	4,273
*	Warner Bros Discovery Inc.	353,532	4,051
*	Coupang Inc.	168,627	3,996
*	Carvana Co.	15,824	3,689
*	Expedia Group Inc.	18,198	3,602
*	Carnival Corp.	149,251	3,572
	Williams-Sonoma Inc.	18,286	3,558
	Darden Restaurants Inc.	17,147	3,437
*	Live Nation Entertainment Inc.	23,092	3,310
	PulteGroup Inc.	29,935	3,092
*	Deckers Outdoor Corp.	22,140	3,085
*	Liberty Media Corp.-Liberty Formula One Class C	31,086	2,998
*	NVR Inc.	411	2,978
	Tapestry Inc.	34,335	2,933
*	DraftKings Inc. Class A	66,261	2,906
	Best Buy Co. Inc.	31,377	2,821
	RB Global Inc. (XTSE)	26,790	2,743
	Southwest Airlines Co.	87,876	2,729
	Genuine Parts Co.	20,249	2,529
*	Ulta Beauty Inc.	6,895	2,526
	Domino's Pizza Inc.	5,087	2,491
	Estee Lauder Cos. Inc. Class A	33,508	2,410
	Dollar General Corp.	31,912	2,367
	Omnicom Group Inc.	28,192	2,333
*	Burlington Stores Inc.	9,243	2,305
	Las Vegas Sands Corp.	51,147	2,287
*	Aptiv plc	33,979	2,213
*	Dollar Tree Inc.	29,518	2,151
	Rollins Inc.	40,693	2,132
*	BJ's Wholesale Club Holdings Inc.	19,373	1,962
	Fox Corp. Class A	33,349	1,921
*	CarMax Inc.	22,894	1,900
	Pool Corp.	5,431	1,885
	Dick's Sporting Goods Inc.	8,196	1,845
	Texas Roadhouse Inc.	9,719	1,789
*	TKO Group Holdings Inc.	11,497	1,732
*	Duolingo Inc.	5,453	1,702
	Service Corp. International	20,949	1,697
	Toll Brothers Inc.	14,928	1,667
	News Corp. Class A	57,624	1,649
	LKQ Corp.	38,565	1,627
	Somnigroup International Inc.	24,731	1,580
	Ralph Lauren Corp.	5,751	1,559
	Interpublic Group of Cos. Inc.	54,946	1,506
*	Floor & Decor Holdings Inc. Class A	15,299	1,478
*	Light & Wonder Inc.	13,144	1,465
*	Norwegian Cruise Line Holdings Ltd.	64,357	1,462
*	Rivian Automotive Inc. Class A	123,094	1,457
*	GameStop Corp. Class A	57,000	1,427
	Aramark	37,683	1,396
*	American Airlines Group Inc.	95,877	1,376
*	Alaska Air Group Inc.	18,562	1,342
2

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Lithia Motors Inc.	3,879	1,336
	Wynn Resorts Ltd.	14,879	1,329
	Hasbro Inc.	20,246	1,318
	VF Corp.	51,426	1,282
	Murphy USA Inc.	2,652	1,244
*	Dutch Bros Inc. Class A	15,661	1,240
	Churchill Downs Inc.	10,127	1,200
	Wyndham Hotels & Resorts Inc.	11,008	1,192
*	Planet Fitness Inc. Class A	12,657	1,171
*	MGM Resorts International	33,441	1,162
	Bath & Body Works Inc.	32,012	1,160
*	Skechers USA Inc. Class A	18,911	1,153
	New York Times Co. Class A	23,747	1,142
	H&R Block Inc.	20,192	1,101
*	Bright Horizons Family Solutions Inc.	8,283	1,074
*	Mattel Inc.	49,495	1,054
*	Cava Group Inc.	11,005	1,046
*	Caesars Entertainment Inc.	31,306	1,040
*	SharkNinja Inc.	9,644	1,013
	Wingstop Inc.	4,283	1,006
	Fox Corp. Class B	18,310	990
	Paramount Global Class B	86,312	981
	BorgWarner Inc. (XNYS)	32,326	962
*	Ollie's Bargain Outlet Holdings Inc.	8,901	921
	U-Haul Holding Co.	14,698	905
	Vail Resorts Inc.	5,612	892
*	Crocs Inc.	8,647	861
*	Etsy Inc.	16,785	859
	Gentex Corp.	34,184	831
*	SiteOne Landscape Supply Inc.	6,561	829
	Hyatt Hotels Corp. Class A	5,821	820
	Whirlpool Corp.	7,663	780
	Lear Corp.	8,211	772
	Sirius XM Holdings Inc.	31,114	753
	Nexstar Media Group Inc.	4,439	751
*	Grand Canyon Education Inc.	4,159	748
	Thor Industries Inc.	7,282	724
*	Lyft Inc. Class A	52,968	707
*	Five Below Inc.	8,048	699
*	RH	2,149	692
*	AutoNation Inc.	3,761	686
*	Valvoline Inc.	18,580	685
	Gap Inc.	30,249	684
	Boyd Gaming Corp.	8,943	682
	PVH Corp.	8,208	614
	Choice Hotels International Inc.	4,130	592
	Macy's Inc.	40,413	580
*	Wayfair Inc. Class A	14,253	564
*	Madison Square Garden Sports Corp.	2,697	549
*	e.l.f. Beauty Inc.	7,690	540
	Travel & Leisure Co.	9,359	522
*	Liberty Media Corp.-Liberty Live Class C	6,883	505
*	Penn Entertainment Inc.	21,836	470
	News Corp. Class B	14,241	460
	Penske Automotive Group Inc.	2,674	451
*	YETI Holdings Inc.	12,601	449
	Harley-Davidson Inc.	17,333	446
	Columbia Sportswear Co.	4,716	410
	Wendy's Co.	25,543	396
	Newell Brands Inc.	60,571	389
	Marriott Vacations Worldwide Corp.	4,986	376
*	Capri Holdings Ltd.	16,639	366
	Nordstrom Inc.	14,550	353
	Polaris Inc.	7,604	342
	Advance Auto Parts Inc.	8,566	316
*	Coty Inc. Class A	54,812	312
*	Lucid Group Inc.	138,363	307
*	Liberty Media Corp.-Liberty Formula One Class A	3,234	288
*	Birkenstock Holding plc	5,718	283
*	Amer Sports Inc.	9,051	271
3

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	QuantumScape Corp.	50,009	235
*	TripAdvisor Inc.	15,696	232
*	Under Armour Inc. Class A	32,438	221
	Carter's Inc.	5,313	219
*	Avis Budget Group Inc.	2,602	206
*	Liberty Media Corp.-Liberty Live Class A	2,720	195
	Kohl's Corp.	16,044	183
	Leggett & Platt Inc.	19,167	176
	Dillard's Inc. Class A	442	172
*	Under Armour Inc. Class C	22,090	140
*	U-Haul Holding Co. (XNYS)	1,178	82
	Paramount Global Class A	2,371	54
	Playtika Holding Corp.	10,319	54
	Lennar Corp. Class B	43	5
			1,200,887
Consumer Staples (4.3%)
	Procter & Gamble Co.	345,446	60,052
	Coca-Cola Co.	567,966	40,445
	Philip Morris International Inc.	227,521	35,329
	PepsiCo Inc.	201,120	30,866
	Altria Group Inc.	248,076	13,855
	Mondelez International Inc. Class A	196,071	12,594
	McKesson Corp.	18,986	12,156
	CVS Health Corp.	184,523	12,127
	Colgate-Palmolive Co.	118,880	10,838
	Kimberly-Clark Corp.	49,190	6,985
	Kenvue Inc.	280,687	6,624
	Corteva Inc.	102,424	6,451
	Kroger Co.	97,228	6,302
	Cencora Inc.	24,324	6,167
	Keurig Dr Pepper Inc.	171,277	5,741
*	Monster Beverage Corp.	104,992	5,738
	Sysco Corp.	72,028	5,441
	General Mills Inc.	81,378	4,933
	Constellation Brands Inc. Class A	23,301	4,089
	Kraft Heinz Co.	130,009	3,993
	Church & Dwight Co. Inc.	35,482	3,946
	Hershey Co.	21,406	3,697
	Archer-Daniels-Midland Co.	69,553	3,283
	Kellanova	38,736	3,211
	McCormick & Co. Inc.	36,826	3,042
	Clorox Co.	18,112	2,833
	Tyson Foods Inc. Class A	41,144	2,524
*	US Foods Holding Corp.	33,304	2,387
	Casey's General Stores Inc.	5,431	2,250
*	Performance Food Group Co.	22,237	1,893
	Conagra Brands Inc.	68,856	1,759
	J M Smucker Co.	15,246	1,685
	Molson Coors Beverage Co. Class B	25,282	1,550
	Bunge Global SA	20,504	1,521
*	BellRing Brands Inc.	18,951	1,389
	Albertsons Cos. Inc. Class A	59,780	1,258
	Ingredion Inc.	9,497	1,240
	Coca-Cola Consolidated Inc.	874	1,239
	Hormel Foods Corp.	41,839	1,198
	Campbell's Co.	28,064	1,124
	Walgreens Boots Alliance Inc.	103,966	1,110
	Lamb Weston Holdings Inc.	20,822	1,080
	Brown-Forman Corp. Class B	25,136	832
*	Post Holdings Inc.	7,230	821
*	Darling Ingredients Inc.	22,721	820
*	Freshpet Inc.	6,752	723
*	Celsius Holdings Inc.	25,627	658
	Flowers Foods Inc.	26,766	502
*	Boston Beer Co. Inc. Class A	1,329	324
*	Pilgrim's Pride Corp.	5,769	314
	Spectrum Brands Holdings Inc.	3,750	290
	Brown-Forman Corp. Class A	7,089	234
	Reynolds Consumer Products Inc.	7,881	193
4

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Grocery Outlet Holding Corp.	14,106	167
	Seaboard Corp.	40	112
			341,935
Energy (3.4%)
	Exxon Mobil Corp.	656,661	73,106
	Chevron Corp.	252,066	39,983
	ConocoPhillips	189,315	18,771
	EOG Resources Inc.	83,238	10,566
	Williams Cos. Inc.	177,903	10,350
	Schlumberger NV	206,379	8,598
	ONEOK Inc.	85,279	8,561
	Phillips 66	60,208	7,808
	Kinder Morgan Inc.	283,477	7,682
	Cheniere Energy Inc.	32,638	7,460
	Marathon Petroleum Corp.	48,928	7,348
	Baker Hughes Co.	146,076	6,514
	Targa Resources Corp.	31,555	6,365
	Hess Corp.	40,940	6,098
	Valero Energy Corp.	46,448	6,072
	Occidental Petroleum Corp.	99,597	4,864
	Diamondback Energy Inc.	27,596	4,387
	EQT Corp.	85,895	4,138
	Texas Pacific Land Corp.	2,736	3,907
	Halliburton Co.	128,515	3,389
	Expand Energy Corp.	34,014	3,363
	Devon Energy Corp.	91,746	3,323
	Coterra Energy Inc.	106,557	2,876
*	First Solar Inc.	15,530	2,115
	TechnipFMC plc	62,482	1,839
	Ovintiv Inc. (XNYS)	38,573	1,676
*	Antero Resources Corp.	42,237	1,550
	DTE Midstream LLC	14,144	1,359
	Permian Resources Corp.	95,485	1,345
	Range Resources Corp.	34,806	1,292
*	Enphase Energy Inc.	19,197	1,101
	APA Corp.	52,647	1,090
	Chord Energy Corp.	9,000	1,029
	Matador Resources Co.	17,113	896
	Viper Energy Inc.	18,623	867
	NOV Inc.	56,730	846
	Antero Midstream Corp.	48,443	821
	HF Sinclair Corp.	23,092	814
	Weatherford International plc	10,480	649
	Civitas Resources Inc.	14,519	557
	New Fortress Energy Inc.	12,002	120
*	Venture Global Inc. Class A	578	9
			275,504
Financials (11.7%)
*	Berkshire Hathaway Inc. Class B	267,811	137,609
	JPMorgan Chase & Co.	411,074	108,791
	Bank of America Corp.	974,186	44,910
	Wells Fargo & Co.	487,472	38,179
	Goldman Sachs Group Inc.	44,892	27,936
	S&P Global Inc.	45,801	24,446
	Progressive Corp.	85,503	24,112
	Morgan Stanley	169,819	22,605
	Citigroup Inc.	276,812	22,131
	Blackrock Inc.	21,605	21,125
	Charles Schwab Corp.	242,304	19,270
	Marsh & McLennan Cos. Inc.	72,120	17,153
	Blackstone Inc.	105,585	17,016
	Chubb Ltd.	59,109	16,874
	Intercontinental Exchange Inc.	83,050	14,387
	KKR & Co. Inc.	98,532	13,360
	CME Group Inc.	52,625	13,355
	Arthur J Gallagher & Co.	35,955	12,143
	Aon plc Class A (XNYS)	28,713	11,747
	Moody's Corp.	23,136	11,659
	Apollo Global Management Inc.	76,276	11,386
5

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	PNC Financial Services Group Inc.	58,038	11,139
	US Bancorp	228,025	10,694
	Bank of New York Mellon Corp.	108,072	9,613
	Truist Financial Corp.	195,850	9,078
	Aflac Inc.	81,546	8,927
	Travelers Cos. Inc.	33,439	8,644
	American International Group Inc.	94,880	7,869
	Allstate Corp.	38,411	7,650
	Ameriprise Financial Inc.	14,228	7,645
	MetLife Inc.	86,556	7,459
	Discover Financial Services	36,582	7,140
	MSCI Inc.	11,128	6,571
*	Coinbase Global Inc. Class A	29,679	6,399
	Prudential Financial Inc.	52,614	6,056
	Willis Towers Watson plc	14,899	5,060
	Hartford Insurance Group Inc.	42,663	5,046
*	NU Holdings Ltd. Class A	466,521	5,015
	Nasdaq Inc.	60,007	4,967
*	Robinhood Markets Inc. Class A	98,256	4,923
	Arch Capital Group Ltd.	52,727	4,899
	M&T Bank Corp.	24,219	4,643
	Ares Management Corp. Class A	27,034	4,621
	Fifth Third Bancorp	99,557	4,328
	State Street Corp.	42,820	4,249
	Raymond James Financial Inc.	26,823	4,149
	Brown & Brown Inc.	34,754	4,120
	Broadridge Financial Solutions Inc.	17,056	4,114
	LPL Financial Holdings Inc.	10,863	4,038
*	Markel Group Inc.	1,865	3,606
	First Citizens BancShares Inc. Class A	1,759	3,603
	Huntington Bancshares Inc.	210,175	3,462
	T Rowe Price Group Inc.	31,920	3,375
	Cincinnati Financial Corp.	22,170	3,277
	Cboe Global Markets Inc.	15,343	3,234
	Northern Trust Corp.	29,072	3,204
	Regions Financial Corp.	133,473	3,165
	Interactive Brokers Group Inc. Class A	15,358	3,139
	Citizens Financial Group Inc.	65,835	3,013
	Principal Financial Group Inc.	33,085	2,946
	W R Berkley Corp.	42,521	2,682
	FactSet Research Systems Inc.	5,541	2,559
	Equitable Holdings Inc.	45,828	2,521
	Fidelity National Financial Inc.	38,180	2,464
	KeyCorp	134,782	2,334
	Tradeweb Markets Inc. Class A	17,048	2,308
*	SoFi Technologies Inc.	155,107	2,244
	Loews Corp.	25,744	2,231
	Everest Group Ltd.	6,315	2,231
	Unum Group	26,887	2,213
	Reinsurance Group of America Inc.	9,556	1,937
	East West Bancorp Inc.	19,940	1,883
	RenaissanceRe Holdings Ltd.	7,559	1,796
	Annaly Capital Management Inc.	81,338	1,786
	First Horizon Corp.	79,418	1,711
	Jefferies Financial Group Inc.	25,330	1,677
	Blue Owl Capital Inc.	76,265	1,642
	Globe Life Inc.	12,835	1,636
	Carlyle Group Inc.	32,095	1,600
	Assurant Inc.	7,594	1,579
	Corebridge Financial Inc.	44,656	1,549
	Stifel Financial Corp.	14,556	1,546
	Ally Financial Inc.	40,065	1,486
	Primerica Inc.	4,943	1,433
	Webster Financial Corp.	25,179	1,418
	Kinsale Capital Group Inc.	3,214	1,388
	Western Alliance Bancorp	15,575	1,354
	Houlihan Lokey Inc.	7,691	1,333
	Old Republic International Corp.	34,412	1,325
	American Financial Group Inc.	10,439	1,318
	Evercore Inc. Class A	5,256	1,271
6

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Pinnacle Financial Partners Inc.	11,074	1,265
	Comerica Inc.	19,550	1,258
	Morningstar Inc.	3,915	1,228
	AGNC Investment Corp.	117,148	1,222
	Commerce Bancshares Inc.	18,417	1,198
	Wintrust Financial Corp.	9,455	1,177
	SEI Investments Co.	14,681	1,175
	Cullen / Frost Bankers Inc.	8,475	1,161
	Zions Bancorp NA	20,714	1,119
	Synovus Financial Corp.	21,216	1,101
	Axis Capital Holdings Ltd.	11,147	1,080
	Voya Financial Inc.	14,750	1,066
	Ryan Specialty Holdings Inc.	14,924	1,045
	Popular Inc.	10,368	1,041
	MarketAxess Holdings Inc.	5,308	1,023
	Prosperity Bancshares Inc.	12,789	982
	Lincoln National Corp.	24,796	967
	SLM Corp.	31,878	962
	First American Financial Corp.	14,617	960
	Starwood Property Trust Inc.	46,472	954
	Rithm Capital Corp.	76,933	935
	Invesco Ltd.	53,220	925
	MGIC Investment Corp.	37,482	922
	RLI Corp.	11,928	908
	Hanover Insurance Group Inc.	5,269	899
	OneMain Holdings Inc.	16,396	881
	Franklin Resources Inc.	41,465	840
	XP Inc. Class A	59,397	840
	Columbia Banking System Inc.	30,767	822
	Janus Henderson Group plc	18,784	793
	Affiliated Managers Group Inc.	4,626	790
	FNB Corp.	52,758	783
	Lazard Inc.	15,601	782
	Bank OZK	15,617	750
	Assured Guaranty Ltd.	7,732	675
	TPG Inc.	12,201	673
	White Mountains Insurance Group Ltd.	355	657
	Kemper Corp.	9,062	612
*	Brighthouse Financial Inc.	8,999	534
	First Hawaiian Inc.	18,360	494
*	Credit Acceptance Corp.	893	440
	Virtu Financial Inc. Class A	11,641	426
	BOK Financial Corp.	3,141	342
*	Rocket Cos. Inc. Class A	20,079	281
	CNA Financial Corp.	3,244	159
	TFS Financial Corp.	7,195	95
	UWM Holdings Corp.	15,204	95
			941,066
Health Care (10.2%)
	Eli Lilly & Co.	117,136	107,839
	UnitedHealth Group Inc.	134,561	63,911
	Johnson & Johnson	353,040	58,259
	AbbVie Inc.	259,258	54,193
	Abbott Laboratories	253,137	34,935
	Merck & Co. Inc.	371,080	34,232
*	Intuitive Surgical Inc.	51,695	29,629
	Thermo Fisher Scientific Inc.	55,889	29,563
	Amgen Inc.	78,490	24,180
*	Boston Scientific Corp.	214,979	22,313
	Pfizer Inc.	829,731	21,930
	Gilead Sciences Inc.	182,729	20,888
	Stryker Corp.	52,972	20,457
	Danaher Corp.	94,483	19,630
*	Vertex Pharmaceuticals Inc.	37,848	18,159
	Bristol-Myers Squibb Co.	296,985	17,706
	Medtronic plc	187,637	17,266
	Elevance Health Inc.	34,020	13,502
	Cigna Group	40,020	12,360
	Zoetis Inc.	66,944	11,196
7

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Regeneron Pharmaceuticals Inc.	15,309	10,697
	Becton Dickinson & Co.	42,309	9,542
	HCA Healthcare Inc.	27,080	8,295
*	Edwards Lifesciences Corp.	87,478	6,265
	GE HealthCare Technologies Inc.	66,596	5,817
	Agilent Technologies Inc.	42,026	5,376
*	IDEXX Laboratories Inc.	11,892	5,198
*	DexCom Inc.	57,194	5,054
*	IQVIA Holdings Inc.	26,376	4,980
	ResMed Inc.	21,285	4,970
*	Veeva Systems Inc. Class A	21,511	4,821
	Humana Inc.	17,632	4,768
*	Alnylam Pharmaceuticals Inc.	18,868	4,656
	Cardinal Health Inc.	35,494	4,596
*	Centene Corp.	73,858	4,296
*	Waters Corp.	8,568	3,233
	STERIS plc	14,494	3,178
	Labcorp Holdings Inc.	12,304	3,089
	Zimmer Biomet Holdings Inc.	29,133	3,039
*	Biogen Inc.	21,201	2,979
	Quest Diagnostics Inc.	16,113	2,786
*	Insulet Corp.	10,197	2,776
*	Natera Inc.	16,775	2,610
*	Cooper Cos. Inc.	28,698	2,594
	Baxter International Inc.	73,963	2,552
*	Molina Healthcare Inc.	8,283	2,494
	West Pharmaceutical Services Inc.	10,664	2,478
*	Hologic Inc.	33,544	2,126
*	Illumina Inc.	23,336	2,071
*	Align Technology Inc.	10,938	2,046
*	United Therapeutics Corp.	6,356	2,034
	Revvity Inc.	17,891	2,006
*	BioMarin Pharmaceutical Inc.	27,586	1,963
*	Intra-Cellular Therapies Inc.	14,984	1,921
	Royalty Pharma plc Class A	56,947	1,916
*	Tenet Healthcare Corp.	13,868	1,755
*	Neurocrine Biosciences Inc.	14,513	1,723
*	Incyte Corp.	23,105	1,698
*	Avantor Inc.	98,540	1,646
*	Solventum Corp.	20,374	1,625
*	Exelixis Inc.	41,709	1,614
	Viatris Inc.	172,726	1,594
*	Penumbra Inc.	5,377	1,535
	Universal Health Services Inc. Class B	8,414	1,475
*	Moderna Inc.	47,058	1,457
	Encompass Health Corp.	14,287	1,431
*	Sarepta Therapeutics Inc.	13,223	1,412
	Bio-Techne Corp.	22,645	1,398
*	Henry Schein Inc.	18,576	1,341
*	Globus Medical Inc. Class A	16,284	1,308
	Chemed Corp.	2,172	1,305
*	Repligen Corp.	8,134	1,295
*	Exact Sciences Corp.	27,032	1,282
*	Doximity Inc. Class A	18,132	1,278
*	Jazz Pharmaceuticals plc	8,847	1,270
*	Qiagen NV	32,236	1,238
*	Charles River Laboratories International Inc.	7,455	1,232
*	Medpace Holdings Inc.	3,704	1,212
*	Masimo Corp.	6,272	1,184
*	DaVita Inc.	6,849	1,013
	Teleflex Inc.	6,752	896
*	Elanco Animal Health Inc. (XNYS)	72,197	806
*	Inspire Medical Systems Inc.	4,286	795
	Bruker Corp.	16,039	757
*	Ionis Pharmaceuticals Inc.	22,717	754
*	Bio-Rad Laboratories Inc. Class A	2,793	741
*	Roivant Sciences Ltd.	61,385	659
	Perrigo Co. plc	20,067	582
	Organon & Co.	37,992	566
*	Ultragenyx Pharmaceutical Inc.	12,770	548
8

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Dentsply Sirona Inc.	30,138	499
*	Envista Holdings Corp.	24,348	486
*	Viking Therapeutics Inc.	15,311	442
*	Amedisys Inc.	4,614	424
*	Acadia Healthcare Co. Inc.	13,349	400
*	Apellis Pharmaceuticals Inc.	14,850	373
*	QuidelOrtho Corp.	8,643	346
*	Azenta Inc.	7,102	310
*	Enovis Corp.	7,629	295
	Premier Inc. Class A	15,445	281
*	Sotera Health Co.	20,529	256
*	Certara Inc.	17,502	210
*	Fortrea Holdings Inc.	13,187	183
*	10X Genomics Inc. Class A	15,210	163
*	GRAIL Inc.	3,892	150
			818,613
Industrials (12.5%)
	Visa Inc. Class A	230,529	83,615
	Mastercard Inc. Class A	119,299	68,753
	General Electric Co.	157,480	32,595
	Accenture plc Class A	91,827	32,002
	RTX Corp.	194,557	25,874
	American Express Co.	82,045	24,692
	Caterpillar Inc.	71,534	24,604
	Union Pacific Corp.	89,264	22,021
	Honeywell International Inc.	95,332	20,295
*	Fiserv Inc.	82,820	19,520
	Automatic Data Processing Inc.	60,157	18,960
*	Boeing Co.	103,535	18,080
	Deere & Co.	36,908	17,745
	Eaton Corp. plc	57,786	16,950
	Lockheed Martin Corp.	30,860	13,898
	GE Vernova Inc.	39,852	13,358
	United Parcel Service Inc. Class B (XNYS)	106,663	12,696
	Parker-Hannifin Corp.	18,742	12,529
	Sherwin-Williams Co.	34,312	12,430
	3M Co.	79,631	12,352
	Trane Technologies plc	33,108	11,710
	Illinois Tool Works Inc.	42,898	11,324
	Capital One Financial Corp.	55,255	11,081
	TransDigm Group Inc.	7,958	10,880
	Cintas Corp.	50,593	10,498
*	PayPal Holdings Inc.	146,848	10,434
	CRH plc	100,708	10,325
	Emerson Electric Co.	83,616	10,169
	General Dynamics Corp.	39,917	10,083
	Northrop Grumman Corp.	20,171	9,314
	CSX Corp.	282,052	9,028
	FedEx Corp.	33,132	8,710
	Johnson Controls International plc	97,555	8,357
	Norfolk Southern Corp.	33,074	8,128
	Howmet Aerospace Inc.	59,268	8,096
	PACCAR Inc.	75,252	8,070
	Carrier Global Corp.	122,619	7,946
	Cummins Inc.	19,985	7,358
	Paychex Inc.	46,875	7,110
*	Fair Isaac Corp.	3,475	6,555
	WW Grainger Inc.	6,362	6,497
	AMETEK Inc.	33,828	6,404
	United Rentals Inc.	9,583	6,155
	Verisk Analytics Inc.	20,595	6,115
	Otis Worldwide Corp.	58,816	5,869
	L3Harris Technologies Inc.	27,686	5,706
	Fidelity National Information Services Inc.	79,819	5,677
*	Axon Enterprise Inc.	10,492	5,544
	Quanta Services Inc.	21,239	5,514
*	Block Inc. (XNYS)	81,224	5,304
	Ferguson Enterprises Inc.	29,551	5,245
	DuPont de Nemours Inc.	60,955	4,984
9

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Ingersoll Rand Inc. (XYNS)	58,780	4,983
	Old Dominion Freight Line Inc.	28,162	4,971
	Rockwell Automation Inc.	16,818	4,829
	Vulcan Materials Co.	19,423	4,804
	Westinghouse Air Brake Technologies Corp.	25,080	4,649
	Xylem Inc.	35,368	4,629
	Equifax Inc.	17,960	4,404
	Martin Marietta Materials Inc.	8,946	4,322
*	Keysight Technologies Inc.	25,545	4,075
	Fortive Corp.	50,739	4,036
	Dover Corp.	19,963	3,968
	Smurfit WestRock plc	75,640	3,939
	Dow Inc.	103,052	3,927
*	Mettler-Toledo International Inc.	3,085	3,926
	Global Payments Inc.	37,075	3,903
	PPG Industries Inc.	33,784	3,825
*	Corpay Inc.	9,857	3,618
	Veralto Corp.	35,943	3,586
	Synchrony Financial	57,495	3,489
*	Teledyne Technologies Inc.	6,722	3,462
	Hubbell Inc.	7,789	2,894
	Lennox International Inc.	4,647	2,793
	Packaging Corp. of America	12,936	2,757
	EMCOR Group Inc.	6,653	2,720
	TransUnion	28,366	2,622
	Snap-on Inc.	7,553	2,577
	Watsco Inc.	5,060	2,552
*	Trimble Inc.	35,362	2,545
	HEICO Corp. Class A	11,897	2,536
*	Affirm Holdings Inc.	38,235	2,453
	Expeditors International of Washington Inc.	20,554	2,412
	Masco Corp.	31,840	2,394
*	Zebra Technologies Corp. Class A	7,427	2,340
*	Builders FirstSource Inc.	16,824	2,338
	Jacobs Solutions Inc.	18,186	2,330
	Ball Corp.	43,481	2,291
	RPM International Inc.	18,463	2,287
	Pentair plc	24,060	2,266
	Carlisle Cos. Inc.	6,570	2,239
	IDEX Corp.	11,052	2,148
	Graco Inc.	24,407	2,125
	Amcor plc	209,559	2,121
*	XPO Inc.	16,700	2,053
	Textron Inc.	27,393	2,047
	AECOM	19,817	1,983
	Booz Allen Hamilton Holding Corp.	18,465	1,958
	Stanley Black & Decker Inc.	22,358	1,935
	Owens Corning	12,537	1,931
	JB Hunt Transport Services Inc.	11,952	1,927
	Comfort Systems USA Inc.	5,129	1,864
	Jack Henry & Associates Inc.	10,534	1,829
	Curtiss-Wright Corp.	5,574	1,793
	CH Robinson Worldwide Inc.	17,045	1,732
	Nordson Corp.	8,203	1,725
	HEICO Corp.	6,418	1,699
	ITT Inc.	11,888	1,679
	Allegion plc	12,917	1,663
	Lincoln Electric Holdings Inc.	8,029	1,660
	CNH Industrial NV	127,114	1,637
	Woodward Inc.	8,594	1,624
*	Saia Inc.	3,861	1,581
	Crown Holdings Inc.	17,053	1,528
	nVent Electric plc	24,015	1,449
*	Core & Main Inc. Class A	28,281	1,443
	AptarGroup Inc.	9,729	1,428
	BWX Technologies Inc.	13,254	1,378
	Acuity Brands Inc.	4,537	1,348
*	TopBuild Corp.	4,386	1,344
	Genpact Ltd.	25,151	1,339
*	Paylocity Holding Corp.	6,443	1,316
10

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	API Group Corp.	32,977	1,295
	Allison Transmission Holdings Inc.	12,700	1,292
*	Middleby Corp.	7,679	1,270
	Regal Rexnord Corp.	9,673	1,252
	Donaldson Co. Inc.	17,791	1,229
	Berry Global Group Inc.	16,826	1,214
*	MasTec Inc.	9,225	1,205
	Toro Co.	14,986	1,202
	Fortune Brands Innovations Inc.	18,181	1,177
	Graphic Packaging Holding Co.	43,696	1,166
	A O Smith Corp.	17,504	1,164
*	Generac Holdings Inc.	8,542	1,163
	Crane Co.	7,121	1,161
*	Axalta Coating Systems Ltd.	31,982	1,158
	Knight-Swift Transportation Holdings Inc.	22,532	1,137
	Tetra Tech Inc.	38,935	1,137
	Advanced Drainage Systems Inc.	10,126	1,128
	WESCO International Inc.	6,147	1,109
	Eagle Materials Inc.	4,737	1,072
*	ATI Inc.	17,972	1,045
	Flowserve Corp.	18,904	1,040
	Esab Corp.	8,233	1,032
	Ryder System Inc.	6,179	1,016
	Simpson Manufacturing Co. Inc.	6,163	1,013
	Valmont Industries Inc.	2,905	1,012
	Huntington Ingalls Industries Inc.	5,755	1,010
*	Trex Co. Inc.	15,964	985
	Armstrong World Industries Inc.	6,399	983
*	AZEK Co. Inc.	20,909	980
	Oshkosh Corp.	9,381	960
	Louisiana-Pacific Corp.	9,232	920
*	WEX Inc.	5,852	919
*	Kirby Corp.	8,602	897
	MKS Instruments Inc.	9,740	894
*	Mohawk Industries Inc.	7,588	892
	AGCO Corp.	9,026	875
	Robert Half Inc.	14,789	874
	MSA Safety Inc.	5,316	870
*	Shift4 Payments Inc. Class A	8,778	867
*	WillScot Holdings Corp.	26,208	864
*	FTI Consulting Inc.	5,151	853
	Littelfuse Inc.	3,608	837
	Vontier Corp.	22,340	834
*	BILL Holdings Inc.	15,083	833
	Cognex Corp.	25,045	821
	Landstar System Inc.	5,161	820
	AAON Inc.	9,926	762
*	Gates Industrial Corp. plc	35,158	761
	Air Lease Corp.	15,454	741
	Sealed Air Corp.	21,039	719
*	GXO Logistics Inc.	17,553	692
	Sonoco Products Co.	13,813	661
	Silgan Holdings Inc.	12,055	655
*	Euronet Worldwide Inc.	6,278	643
	Sensata Technologies Holding plc	21,184	611
*	Spirit AeroSystems Holdings Inc. Class A	17,191	600
	Brunswick Corp.	9,817	597
	Western Union Co.	49,178	533
	MSC Industrial Direct Co. Inc. Class A	6,515	524
	ADT Inc.	52,069	426
	Crane NXT Co.	7,262	405
	ManpowerGroup Inc.	6,903	398
*	Amentum Holdings Inc.	18,194	357
*	Loar Holdings Inc.	4,444	323
*	Everus Construction Group Inc.	7,547	314
*	Hayward Holdings Inc.	20,090	291
*	Standardaero Inc.	10,322	291
	Vestis Corp.	19,764	234
	Schneider National Inc. Class B	6,254	165
11

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Ardagh Group SA	2,011	13
			1,000,330
Real Estate (2.5%)
	Prologis Inc.	135,092	16,741
	American Tower Corp.	68,330	14,050
	Welltower Inc.	90,128	13,836
	Equinix Inc.	14,116	12,770
	Simon Property Group Inc.	47,266	8,796
	Digital Realty Trust Inc.	48,460	7,575
	Realty Income Corp.	127,577	7,276
	Public Storage	23,137	7,025
*	CBRE Group Inc. Class A	44,837	6,364
	Crown Castle Inc.	63,730	5,997
	VICI Properties Inc.	152,894	4,967
	AvalonBay Communities Inc.	20,852	4,716
	Extra Space Storage Inc.	30,713	4,686
*	CoStar Group Inc.	60,731	4,631
	Ventas Inc.	61,705	4,269
	Equity Residential	55,007	4,080
	Iron Mountain Inc.	42,689	3,977
	SBA Communications Corp.	15,767	3,436
	Weyerhaeuser Co.	106,637	3,210
	Invitation Homes Inc.	89,086	3,030
	Essex Property Trust Inc.	9,345	2,912
	Mid-America Apartment Communities Inc.	16,884	2,838
	Alexandria Real Estate Equities Inc.	25,225	2,579
	Sun Communities Inc.	17,911	2,439
	UDR Inc.	47,757	2,158
	Kimco Realty Corp.	95,345	2,107
	Healthpeak Properties Inc.	101,704	2,081
	Regency Centers Corp.	26,781	2,054
	WP Carey Inc.	31,878	2,047
	Gaming & Leisure Properties Inc.	38,476	1,930
	Equity LifeStyle Properties Inc.	28,002	1,920
*	Jones Lang LaSalle Inc.	6,952	1,890
	Camden Property Trust	15,092	1,872
	American Homes 4 Rent Class A	49,244	1,822
*	Zillow Group Inc. Class C	22,005	1,687
	BXP Inc.	23,057	1,635
	Host Hotels & Resorts Inc.	100,957	1,628
	Lamar Advertising Co. Class A	12,721	1,580
	Omega Healthcare Investors Inc.	39,347	1,450
	CubeSmart	32,458	1,340
	Rexford Industrial Realty Inc.	32,190	1,330
	EastGroup Properties Inc.	7,212	1,319
	Federal Realty Investment Trust	12,386	1,306
	Brixmor Property Group Inc.	43,114	1,205
	NNN REIT Inc.	28,008	1,189
	Agree Realty Corp.	15,746	1,162
	First Industrial Realty Trust Inc.	18,916	1,080
	Vornado Realty Trust	25,070	1,054
	Americold Realty Trust Inc.	41,437	950
	STAG Industrial Inc.	25,959	934
	Healthcare Realty Trust Inc.	52,376	897
	Cousins Properties Inc.	23,262	705
	Kilroy Realty Corp.	17,088	610
	Rayonier Inc.	22,831	605
	EPR Properties	10,998	584
*	Zillow Group Inc. Class A	7,439	553
	Lineage Inc.	8,973	541
	Medical Properties Trust Inc.	88,445	522
	Highwoods Properties Inc.	14,912	434
*	Millrose Properties Inc. Class A	17,961	411
	National Storage Affiliates Trust	9,974	385
	Park Hotels & Resorts Inc.	30,482	374
*	Howard Hughes Holdings Inc.	4,355	345
*	Seaport Entertainment Group Inc.	1,130	26
			199,922
12

Russell 1000 Index Fund
		Shares	Market Value• ($000)
Technology (33.9%)
	Apple Inc.	2,094,447	506,521
	Microsoft Corp.	1,088,247	432,023
	NVIDIA Corp.	3,424,355	427,770
	Meta Platforms Inc. Class A	320,638	214,250
	Alphabet Inc. Class A	859,789	146,405
	Broadcom Inc.	665,364	132,694
	Alphabet Inc. Class C	710,408	122,346
	Salesforce Inc.	135,235	40,280
	Oracle Corp.	229,835	38,166
	International Business Machines Corp.	134,221	33,883
*	Adobe Inc.	64,881	28,454
*	ServiceNow Inc.	30,038	27,928
	Texas Instruments Inc.	133,235	26,113
	QUALCOMM Inc.	163,432	25,687
*	Palantir Technologies Inc. Class A	294,272	24,990
	Intuit Inc.	39,949	24,522
*	Advanced Micro Devices Inc.	235,568	23,524
	Applied Materials Inc.	121,768	19,248
*	Palo Alto Networks Inc.	94,670	18,028
	Analog Devices Inc.	72,564	16,694
	Micron Technology Inc.	161,477	15,119
	Intel Corp.	623,594	14,798
	Lam Research Corp.	188,121	14,436
	KLA Corp.	19,714	13,974
*	Crowdstrike Holdings Inc. Class A	33,621	13,101
*	AppLovin Corp. Class A	38,342	12,490
	Marvell Technology Inc.	125,384	11,513
	Amphenol Corp. Class A	172,839	11,511
*	DoorDash Inc. Class A	51,627	10,245
*	Synopsys Inc.	22,255	10,177
*	Cadence Design Systems Inc.	39,870	9,987
*	Fortinet Inc.	92,316	9,971
	Roper Technologies Inc.	15,626	9,133
*	Autodesk Inc.	31,514	8,641
*	Snowflake Inc. Class A	46,234	8,188
*	Workday Inc. Class A	30,977	8,157
*	Atlassian Corp. Ltd. Class A	23,308	6,626
*	Cloudflare Inc. Class A	43,870	6,374
*	MicroStrategy Inc. Class A	24,114	6,159
	Cognizant Technology Solutions Corp. Class A	72,525	6,044
	Corning Inc.	112,180	5,626
*	Gartner Inc.	11,004	5,484
*	HubSpot Inc.	7,135	5,166
*	Datadog Inc. Class A	43,726	5,096
	Vertiv Holdings Co. Class A	52,508	4,997
	Microchip Technology Inc.	77,626	4,569
	HP Inc.	141,258	4,361
*	ANSYS Inc.	12,782	4,260
	Monolithic Power Systems Inc.	6,913	4,224
	Dell Technologies Inc. Class C	39,785	4,088
*	Tyler Technologies Inc.	6,203	3,774
	Hewlett Packard Enterprise Co.	188,967	3,743
*	GoDaddy Inc. Class A	20,402	3,662
	CDW Corp.	19,578	3,489
*	Pinterest Inc. Class A	87,633	3,241
	NetApp Inc.	30,002	2,994
*	Super Micro Computer Inc. (XNGS)	72,128	2,990
*	ON Semiconductor Corp.	62,468	2,939
*	VeriSign Inc.	12,198	2,902
*	Zoom Communications Inc.	38,461	2,835
*	PTC Inc.	17,264	2,825
*	Nutanix Inc. Class A	36,606	2,815
*	MongoDB Inc.	10,493	2,806
	SS&C Technologies Holdings Inc.	31,258	2,784
*	Zscaler Inc.	13,735	2,695
*	Twilio Inc. Class A	22,296	2,674
*	Toast Inc. Class A	66,671	2,573
	Leidos Holdings Inc.	19,442	2,527
	Jabil Inc.	16,119	2,497
13

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Teradyne Inc.	22,730	2,497
*	F5 Inc.	8,502	2,486
*	Dynatrace Inc.	43,101	2,468
*	Western Digital Corp.	50,425	2,467
*	DocuSign Inc.	29,648	2,466
*	Guidewire Software Inc.	11,950	2,406
*	Pure Storage Inc. Class A	44,698	2,345
	Entegris Inc.	21,843	2,211
*	Okta Inc.	24,311	2,200
	Gen Digital Inc. (XNGS)	80,023	2,187
*	Akamai Technologies Inc.	21,672	1,748
*	EPAM Systems Inc.	8,051	1,660
	Paycom Software Inc.	7,422	1,629
*	Manhattan Associates Inc.	8,880	1,571
	Skyworks Solutions Inc.	23,419	1,561
	TD SYNNEX Corp.	10,998	1,512
*	Elastic NV	12,733	1,482
	Amdocs Ltd.	16,388	1,430
*	Dayforce Inc.	22,209	1,377
*	Coherent Corp.	18,222	1,370
*	Kyndryl Holdings Inc.	33,284	1,267
*	Lattice Semiconductor Corp.	19,970	1,245
	Match Group Inc.	37,449	1,188
*	Procore Technologies Inc.	15,364	1,175
*	Astera Labs Inc.	15,674	1,165
*	Confluent Inc. Class A	36,483	1,158
*	Unity Software Inc.	44,764	1,148
*	Gitlab Inc. Class A	17,855	1,075
*	CACI International Inc. Class A	3,200	1,072
	Universal Display Corp.	6,826	1,049
*	Onto Innovation Inc.	7,142	1,040
*	Aspen Technology Inc.	3,889	1,032
*	Maplebear Inc.	25,024	1,028
*	Qorvo Inc.	13,908	1,011
	KBR Inc.	19,267	945
*	MACOM Technology Solutions Holdings Inc.	8,104	937
*	Dropbox Inc. Class A	35,542	923
*	Globant SA	6,107	919
	Bentley Systems Inc. Class B	20,435	897
*	SentinelOne Inc. Class A	41,477	856
*	Arrow Electronics Inc.	7,810	844
*	Cirrus Logic Inc.	7,877	821
*	Sandisk Corp.	16,815	788
*	UiPath Inc. Class A	63,796	785
	Science Applications International Corp.	7,526	743
*	Appfolio Inc. Class A	3,366	722
*	CCC Intelligent Solutions Holdings Inc.	67,701	690
	Dolby Laboratories Inc. Class A	8,367	683
	Avnet Inc.	12,901	652
*	GLOBALFOUNDRIES Inc.	14,296	554
*	ZoomInfo Technologies Inc.	44,411	518
	Pegasystems Inc.	6,549	514
*	IAC Inc.	11,036	510
*	DXC Technology Co.	26,220	482
	Dun & Bradstreet Holdings Inc.	44,066	400
*	Allegro MicroSystems Inc.	17,394	388
*	Parsons Corp.	6,648	387
*	Five9 Inc.	10,610	384
*	nCino Inc.	12,044	377
	Amkor Technology Inc.	16,360	345
*	Teradata Corp.	14,418	344
*	RingCentral Inc. Class A	11,471	326
	Concentrix Corp.	7,068	319
*	Paycor HCM Inc.	13,620	304
*	DoubleVerify Holdings Inc.	20,349	283
*	Trump Media & Technology Group Corp.	10,853	262
*	Clarivate plc	59,522	255
*	IPG Photonics Corp.	3,960	230
*	Informatica Inc. Class A	11,215	215
*	Wolfspeed Inc.	18,424	106
14

Russell 1000 Index Fund
		Shares	Market Value• ($000)
*	Ingram Micro Holding Corp.	3,630	78
			2,715,318
Telecommunications (2.1%)
	Cisco Systems Inc.	584,042	37,443
	AT&T Inc.	1,050,289	28,788
	Verizon Communications Inc.	616,517	26,572
	Comcast Corp. Class A	555,381	19,927
	T-Mobile US Inc.	70,052	18,892
*	Arista Networks Inc.	150,795	14,032
	Motorola Solutions Inc.	24,075	10,598
*	Charter Communications Inc. Class A	13,663	4,968
	Juniper Networks Inc.	47,634	1,724
*	Ciena Corp.	21,068	1,676
*	Roku Inc.	18,298	1,528
*	Liberty Broadband Corp. Class C	16,089	1,324
*	Frontier Communications Parent Inc.	35,901	1,292
*	Lumentum Holdings Inc.	9,895	696
	Iridium Communications Inc.	16,846	532
*	Liberty Global Ltd. Class A	24,558	284
*	Liberty Global Ltd. Class C	23,056	279
	Ubiquiti Inc.	621	212
*	Liberty Broadband Corp. Class A	2,379	194
*,1	GCI Liberty Inc.	11,885	—
			170,961
Utilities (2.6%)
	NextEra Energy Inc.	300,903	21,114
	Southern Co.	160,217	14,386
	Waste Management Inc.	58,674	13,658
	Duke Energy Corp.	112,857	13,260
	Constellation Energy Corp.	46,057	11,539
	American Electric Power Co. Inc.	77,436	8,212
	Republic Services Inc.	30,091	7,132
	Dominion Energy Inc.	122,535	6,938
	Sempra	92,586	6,626
	Vistra Corp.	49,568	6,625
	Exelon Corp.	146,133	6,459
	Xcel Energy Inc.	84,072	6,062
	Public Service Enterprise Group Inc.	73,056	5,928
	Entergy Corp.	62,563	5,462
	PG&E Corp.	313,811	5,128
	Consolidated Edison Inc.	50,385	5,115
	WEC Energy Group Inc.	46,393	4,950
	DTE Energy Co.	30,058	4,019
	Ameren Corp.	38,763	3,937
	American Water Works Co. Inc.	28,706	3,903
	PPL Corp.	108,264	3,812
	Atmos Energy Corp.	22,531	3,428
	Eversource Energy	52,534	3,310
	CenterPoint Energy Inc.	94,878	3,262
	FirstEnergy Corp.	83,877	3,252
	NRG Energy Inc.	30,190	3,191
	CMS Energy Corp.	43,643	3,188
	Edison International	55,334	3,012
	NiSource Inc.	68,503	2,796
	Alliant Energy Corp.	37,184	2,399
	Evergy Inc.	32,442	2,236
*	Clean Harbors Inc.	7,512	1,604
	Pinnacle West Capital Corp.	16,391	1,517
	Essential Utilities Inc.	36,457	1,385
	OGE Energy Corp.	28,815	1,334
	AES Corp.	103,089	1,195
	UGI Corp.	32,565	1,112
	National Fuel Gas Co.	13,208	993
	IDACORP Inc.	7,885	930
[2]	Brookfield Renewable Corp.	19,997	557
	MDU Resources Group Inc.	30,135	520
	Clearway Energy Inc. Class C	14,048	394
15

Russell 1000 Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class A	2,645	70
			205,950
Total Common Stocks (Cost $4,875,663)			7,987,988
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.351% (Cost $18,502)	185,034	18,503
Total Investments (99.9%) (Cost $4,894,165)			8,006,491
Other Assets and Liabilities—Net (0.1%)			9,083
Net Assets (100%)			8,015,574
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $543,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $566,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	90	26,835	(104)

See accompanying Notes, which are an integral part of the Financial Statements.
16

Russell 1000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,875,663)	7,987,988
Affiliated Issuers (Cost $18,502)	18,503
Total Investments in Securities	8,006,491
Investment in Vanguard	212
Cash	738
Cash Collateral Pledged—Futures Contracts	1,380
Receivables for Investment Securities Sold	27
Receivables for Accrued Income	7,960
Receivables for Capital Shares Issued	48
Variation Margin Receivable—Futures Contracts	392
Total Assets	8,017,248
Liabilities
Payables for Investment Securities Purchased	189
Collateral for Securities on Loan	566
Payables for Capital Shares Redeemed	725
Payables to Vanguard	194
Total Liabilities	1,674
Net Assets	8,015,574
1 Includes $543,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	5,005,790
Total Distributable Earnings (Loss)	3,009,784
Net Assets	8,015,574

ETF Shares—Net Assets
Applicable to 20,740,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,601,456
Net Asset Value Per Share—ETF Shares	$270.08

Institutional Shares—Net Assets
Applicable to 4,613,927 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,414,118
Net Asset Value Per Share—Institutional Shares	$523.22

See accompanying Notes, which are an integral part of the Financial Statements.
17

Russell 1000 Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	48,480
Interest[2]	404
Securities Lending—Net	41
Total Income	48,925
Expenses
The Vanguard Group—Note B
Investment Advisory Services	73
Management and Administrative—ETF Shares	1,685
Management and Administrative—Institutional Shares	714
Marketing and Distribution—ETF Shares	114
Marketing and Distribution—Institutional Shares	33
Custodian Fees	124
Shareholders’ Reports and Proxy Fees—ETF Shares	128
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	2
Other Expenses	13
Total Expenses	2,887
Net Investment Income	46,038
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	172,363
Futures Contracts	223
Realized Net Gain (Loss)	172,586
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	242,276
Futures Contracts	(483)
Change in Unrealized Appreciation (Depreciation)	241,793
Net Increase (Decrease) in Net Assets Resulting from Operations	460,417
1	Dividends are net of foreign withholding taxes of $6,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $375,000, ($1,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $176,484,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Russell 1000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,038	89,497
Realized Net Gain (Loss)	172,586	164,963
Change in Unrealized Appreciation (Depreciation)	241,793	1,325,304
Net Increase (Decrease) in Net Assets Resulting from Operations	460,417	1,579,764
Distributions
ETF Shares	(33,314)	(62,269)
Institutional Shares	(15,116)	(31,095)
Total Distributions	(48,430)	(93,364)
Capital Share Transactions
ETF Shares	270,717	261,289
Institutional Shares	(30,765)	(197,503)
Net Increase (Decrease) from Capital Share Transactions	239,952	63,786
Total Increase (Decrease)	651,939	1,550,186
Net Assets
Beginning of Period	7,363,635	5,813,449
End of Period	8,015,574	7,363,635

See accompanying Notes, which are an integral part of the Financial Statements.
19

Russell 1000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$255.56	$204.87	$180.47	$210.32	$161.36	$134.37
Investment Operations
Net Investment Income[1]	1.588	3.061	2.956	2.757	2.459	2.525
Net Realized and Unrealized Gain (Loss) on Investments	14.604	50.824	24.306	(29.909)	48.925	27.028
Total from Investment Operations	16.192	53.885	27.262	(27.152)	51.384	29.553
Distributions
Dividends from Net Investment Income	(1.672)	(3.195)	(2.862)	(2.698)	(2.424)	(2.563)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.672)	(3.195)	(2.862)	(2.698)	(2.424)	(2.563)
Net Asset Value, End of Period	$270.08	$255.56	$204.87	$180.47	$210.32	$161.36
Total Return	6.35%	26.54%	15.34%	-13.02%	32.14%	22.39%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,601	$5,047	$3,785	$2,721	$2,682	$1,678
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.19%	1.36%	1.59%	1.39%	1.34%	1.79%
Portfolio Turnover Rate[3]	1%	3%	8%	10%	6%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Russell 1000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$495.09	$396.88	$349.62	$407.44	$312.59	$260.26
Investment Operations
Net Investment Income[1]	3.100	5.963	5.737	5.354	4.807	4.927
Net Realized and Unrealized Gain (Loss) on Investments	28.292	98.475	47.099	(57.922)	94.766	52.362
Total from Investment Operations	31.392	104.438	52.836	(52.568)	99.573	57.289
Distributions
Dividends from Net Investment Income	(3.262)	(6.228)	(5.576)	(5.252)	(4.723)	(4.959)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.262)	(6.228)	(5.576)	(5.252)	(4.723)	(4.959)
Net Asset Value, End of Period	$523.22	$495.09	$396.88	$349.62	$407.44	$312.59
Total Return	6.35%	26.55%	15.35%	-13.01%	32.16%	22.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,414	$2,316	$2,029	$2,174	$2,822	$2,523
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.37%	1.60%	1.39%	1.36%	1.81%
Portfolio Turnover Rate[3]	1%	3%	8%	10%	6%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
21

Russell 1000 Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
22

Russell 1000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $212,000, representing less than 0.01% of the fund’s net assets and 0.08% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,987,975	13	—	7,987,988
Temporary Cash Investments	18,503	—	—	18,503
Total	8,006,478	13	—	8,006,491
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(104)	—	—	(104)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,921,058
Gross Unrealized Appreciation	3,325,353
Gross Unrealized Depreciation	(240,024)
Net Unrealized Appreciation (Depreciation)	3,085,329
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $262,589,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
23

Russell 1000 Index Fund
E.	During the six months ended February 28, 2025, the fund purchased $133,205,000 of investment securities and sold $83,786,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $454,268,000 and $266,194,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $15,288,000 and sales were $8,604,000, resulting in net realized loss of $286,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	538,578[1]	1,995[1]	545,454	2,475
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(267,861)	(1,005)	(284,165)	(1,200)
Net Increase (Decrease)—ETF Shares	270,717	990	261,289	1,275
Institutional Shares
Issued	204,759	392	99,518	234
Issued in Lieu of Cash Distributions	13,812	27	27,388	64
Redeemed	(249,336)	(484)	(324,409)	(730)
Net Increase (Decrease)—Institutional Shares	(30,765)	(65)	(197,503)	(432)
1	Includes unsettled in-kind transactions as of February 28, 2025 for 300,000 issued shares valued at $81,004,000, which settled shortly afterwards.
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
24

Russell 1000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (2.7%)
	Linde plc	237,244	110,805
	Air Products & Chemicals Inc.	109,562	34,638
	Freeport-McMoRan Inc.	706,551	26,079
	Newmont Corp. (XNYS)	562,562	24,100
	Nucor Corp.	117,019	16,087
	International Paper Co.	258,319	14,556
	International Flavors & Fragrances Inc.	126,171	10,322
	LyondellBasell Industries NV Class A	128,446	9,868
	Steel Dynamics Inc.	71,666	9,680
	Reliance Inc.	26,554	7,891
	CF Industries Holdings Inc.	85,630	6,938
	Eastman Chemical Co.	57,666	5,643
*	RBC Bearings Inc.	14,009	5,032
	Royal Gold Inc.	32,393	4,762
	Avery Dennison Corp.	24,597	4,623
	Albemarle Corp.	57,905	4,460
	United States Steel Corp.	109,977	4,423
	Ecolab Inc.	16,291	4,382
	Alcoa Corp.	121,798	4,050
	Mosaic Co.	157,934	3,778
	Fastenal Co.	44,303	3,355
	Element Solutions Inc.	110,466	2,884
	Timken Co.	31,848	2,580
	Hexcel Corp.	40,165	2,545
	FMC Corp.	61,444	2,267
	Celanese Corp.	40,130	2,044
	NewMarket Corp.	3,341	1,905
	Westlake Corp.	16,534	1,857
*	Cleveland-Cliffs Inc.	160,093	1,735
*	MP Materials Corp.	64,557	1,550
	Olin Corp.	57,786	1,467
	Ashland Inc.	24,032	1,462
	Huntsman Corp.	80,500	1,363
	Scotts Miracle-Gro Co.	20,976	1,229
	Chemours Co.	68,004	1,017
			341,377
Consumer Discretionary (10.2%)
	Walmart Inc.	2,143,125	211,334
	McDonald's Corp.	333,002	102,674
	Walt Disney Co.	896,679	102,042
	Lowe's Cos. Inc.	282,686	70,287
	Home Depot Inc.	98,980	39,255
	Marriott International Inc. Class A	113,229	31,755
	TJX Cos. Inc.	228,986	28,568
	Target Corp.	228,386	28,375
	General Motors Co.	539,836	26,522
	Delta Air Lines Inc.	317,925	19,114
	Royal Caribbean Cruises Ltd.	76,411	18,805
	Ford Motor Co.	1,938,028	18,508
	DR Horton Inc.	144,136	18,278
*	Take-Two Interactive Software Inc.	85,085	18,036
	NIKE Inc. Class B	222,874	17,703
	Garmin Ltd.	76,565	17,528
	Ross Stores Inc.	123,646	17,350
	Electronic Arts Inc.	130,430	16,841
	eBay Inc.	236,199	15,291
	Hilton Worldwide Holdings Inc.	57,676	15,282
*	United Airlines Holdings Inc.	161,565	15,156
	Starbucks Corp.	125,279	14,509
25

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Lennar Corp. Class A	116,246	13,906
*	Warner Bros Discovery Inc.	1,197,976	13,729
	Yum! Brands Inc.	85,660	13,395
*	Carnival Corp.	506,305	12,116
	PulteGroup Inc.	100,798	10,410
*	NVR Inc.	1,399	10,137
	Tapestry Inc.	114,643	9,793
	Best Buy Co. Inc.	106,402	9,567
	RB Global Inc. (XTSE)	90,344	9,249
	Southwest Airlines Co.	294,843	9,158
	Genuine Parts Co.	68,775	8,589
*	Carvana Co.	34,701	8,089
	Dollar General Corp.	108,396	8,041
	Omnicom Group Inc.	95,524	7,906
*	Aptiv plc	115,817	7,542
*	Dollar Tree Inc.	99,803	7,272
*	BJ's Wholesale Club Holdings Inc.	65,086	6,591
*	Liberty Media Corp.-Liberty Formula One Class C	66,699	6,432
	Fox Corp. Class A	108,891	6,272
*	CarMax Inc.	71,075	5,897
	Dick's Sporting Goods Inc.	25,080	5,645
	Service Corp. International	69,392	5,621
	Toll Brothers Inc.	49,574	5,534
	Darden Restaurants Inc.	27,335	5,480
	Domino's Pizza Inc.	11,185	5,477
	LKQ Corp.	128,029	5,401
	News Corp. Class A	188,087	5,383
	Ralph Lauren Corp.	19,463	5,277
	Estee Lauder Cos. Inc. Class A	72,694	5,227
*	TKO Group Holdings Inc.	33,603	5,062
	Interpublic Group of Cos. Inc.	183,480	5,027
	Booking Holdings Inc.	991	4,971
	Williams-Sonoma Inc.	25,156	4,895
*	Rivian Automotive Inc. Class A	411,421	4,871
*	GameStop Corp. Class A	193,576	4,847
	Aramark	129,334	4,792
*	Alaska Air Group Inc.	61,905	4,474
	Lithia Motors Inc.	12,916	4,449
	VF Corp.	172,605	4,303
*	American Airlines Group Inc.	299,781	4,302
	Wynn Resorts Ltd.	46,655	4,167
*	MGM Resorts International	113,059	3,930
	Bath & Body Works Inc.	108,146	3,918
	New York Times Co. Class A	79,347	3,816
	Wyndham Hotels & Resorts Inc.	34,190	3,704
*	Skechers USA Inc. Class A	59,380	3,622
*	Mattel Inc.	167,290	3,563
	Fox Corp. Class B	65,541	3,544
*	Caesars Entertainment Inc.	104,297	3,465
	Paramount Global Class B	297,592	3,381
	BorgWarner Inc. (XNYS)	107,464	3,199
*	Floor & Decor Holdings Inc. Class A	32,952	3,184
*	Bright Horizons Family Solutions Inc.	24,160	3,133
*	Ollie's Bargain Outlet Holdings Inc.	30,070	3,113
*	O'Reilly Automotive Inc.	2,202	3,025
	H&R Block Inc.	55,152	3,006
	Gentex Corp.	114,101	2,775
*	SharkNinja Inc.	26,101	2,743
	Whirlpool Corp.	26,306	2,678
*	Dutch Bros Inc. Class A	32,626	2,583
	Sirius XM Holdings Inc.	106,260	2,570
	Lear Corp.	26,626	2,503
*	AutoZone Inc.	716	2,501
	Thor Industries Inc.	25,085	2,493
	Hyatt Hotels Corp. Class A	17,363	2,447
	Boyd Gaming Corp.	31,215	2,380
*	Crocs Inc.	23,145	2,305
*	AutoNation Inc.	12,512	2,282
	Gap Inc.	100,203	2,266
	PVH Corp.	27,425	2,052
26

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Macy's Inc.	135,257	1,941
*	RH	5,911	1,904
*	Wayfair Inc. Class A	47,054	1,861
	U-Haul Holding Co.	29,855	1,838
	Travel & Leisure Co.	32,313	1,804
	News Corp. Class B	55,812	1,802
*	Planet Fitness Inc. Class A	19,004	1,759
*	Grand Canyon Education Inc.	9,724	1,749
*	SiteOne Landscape Supply Inc.	13,826	1,746
*	Madison Square Garden Sports Corp.	8,419	1,715
*	Liberty Media Corp.-Liberty Live Class C	22,502	1,651
*	Copart Inc.	29,309	1,606
*	Penn Entertainment Inc.	74,250	1,597
	Penske Automotive Group Inc.	9,239	1,559
	Nexstar Media Group Inc.	9,175	1,552
	Harley-Davidson Inc.	58,339	1,503
	Columbia Sportswear Co.	16,251	1,411
	Newell Brands Inc.	204,631	1,314
	Marriott Vacations Worldwide Corp.	17,211	1,298
*	Capri Holdings Ltd.	56,562	1,243
	Nordstrom Inc.	49,296	1,197
*	Ulta Beauty Inc.	3,147	1,153
	Polaris Inc.	25,377	1,140
	Advance Auto Parts Inc.	29,398	1,085
*	Lucid Group Inc.	487,868	1,083
*	Coty Inc. Class A	187,625	1,068
*	YETI Holdings Inc.	29,524	1,052
*	Etsy Inc.	19,072	976
*	Birkenstock Holding plc	19,309	955
*	Amer Sports Inc.	28,744	859
*	QuantumScape Corp.	178,125	835
*	Lyft Inc. Class A	56,202	750
*	TripAdvisor Inc.	50,290	744
	Carter's Inc.	17,544	724
*	Liberty Media Corp.-Liberty Live Class A	10,105	723
*	Under Armour Inc. Class A	103,975	708
	Wendy's Co.	43,182	669
	Lennar Corp. Class B	5,622	650
*	Liberty Media Corp.-Liberty Formula One Class A	7,293	650
[1]	Kohl's Corp.	54,488	622
	Leggett & Platt Inc.	65,689	602
	Dillard's Inc. Class A	1,505	586
	Hasbro Inc.	8,559	557
*	Under Armour Inc. Class C	82,589	524
*	Five Below Inc.	5,499	478
	Vail Resorts Inc.	2,997	476
*	Avis Budget Group Inc.	5,174	409
	Choice Hotels International Inc.	1,998	286
	Playtika Holding Corp.	34,835	184
[1]	Paramount Global Class A	1,857	42
*	U-Haul Holding Co. (XNYS)	493	34
			1,293,364
Consumer Staples (6.6%)
	Procter & Gamble Co.	905,293	157,376
	Philip Morris International Inc.	767,611	119,195
	Coca-Cola Co.	818,474	58,284
	Altria Group Inc.	837,365	46,767
	Mondelez International Inc. Class A	661,193	42,468
	CVS Health Corp.	622,802	40,931
	McKesson Corp.	36,435	23,328
	Kenvue Inc.	945,126	22,305
	PepsiCo Inc.	142,529	21,874
	Corteva Inc.	345,235	21,743
	Kroger Co.	327,411	21,223
	Keurig Dr Pepper Inc.	577,882	19,371
	General Mills Inc.	275,604	16,707
	Colgate-Palmolive Co.	180,673	16,472
	Kimberly-Clark Corp.	97,772	13,885
	Constellation Brands Inc. Class A	78,627	13,799
27

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Kraft Heinz Co.	438,662	13,471
	Church & Dwight Co. Inc.	120,375	13,386
	Archer-Daniels-Midland Co.	235,354	11,109
	Kellanova	129,406	10,728
	Hershey Co.	61,874	10,686
	McCormick & Co. Inc.	124,321	10,270
	Tyson Foods Inc. Class A	138,893	8,520
*	US Foods Holding Corp.	113,058	8,104
	Sysco Corp.	91,925	6,944
	Casey's General Stores Inc.	15,124	6,264
	Conagra Brands Inc.	235,133	6,005
	J M Smucker Co.	50,936	5,630
*	Performance Food Group Co.	64,676	5,507
	Molson Coors Beverage Co. Class B	84,275	5,165
	Bunge Global SA	68,522	5,084
*	BellRing Brands Inc.	63,513	4,654
	Albertsons Cos. Inc. Class A	206,185	4,338
	Coca-Cola Consolidated Inc.	3,000	4,251
	Ingredion Inc.	32,308	4,220
	Hormel Foods Corp.	143,087	4,097
*	Monster Beverage Corp.	70,694	3,863
	Campbell's Co.	94,762	3,796
	Walgreens Boots Alliance Inc.	353,363	3,774
*	Darling Ingredients Inc.	78,090	2,818
	Brown-Forman Corp. Class B	85,034	2,815
*	Post Holdings Inc.	23,491	2,666
	Lamb Weston Holdings Inc.	47,571	2,467
	Flowers Foods Inc.	92,671	1,737
*	Freshpet Inc.	15,657	1,676
	Spectrum Brands Holdings Inc.	13,389	1,037
*	Pilgrim's Pride Corp.	18,413	1,001
*	Boston Beer Co. Inc. Class A	3,438	838
	Brown-Forman Corp. Class A	24,011	793
	Reynolds Consumer Products Inc.	26,718	654
*	Grocery Outlet Holding Corp.	46,865	556
	Seaboard Corp.	125	350
			835,002
Energy (6.8%)
	Exxon Mobil Corp.	2,216,103	246,719
	Chevron Corp.	850,771	134,949
	ConocoPhillips	638,969	63,354
	EOG Resources Inc.	280,795	35,644
	Williams Cos. Inc.	600,740	34,951
	Schlumberger NV	696,899	29,033
	ONEOK Inc.	288,013	28,914
	Phillips 66	203,745	26,424
	Kinder Morgan Inc.	956,928	25,933
	Marathon Petroleum Corp.	165,172	24,805
	Baker Hughes Co.	492,695	21,969
	Valero Energy Corp.	155,804	20,368
	Occidental Petroleum Corp.	336,014	16,411
	Diamondback Energy Inc.	93,104	14,800
	EQT Corp.	272,824	13,142
	Cheniere Energy Inc.	53,919	12,324
	Halliburton Co.	435,101	11,473
	Expand Energy Corp.	113,845	11,257
	Devon Energy Corp.	307,417	11,135
	Coterra Energy Inc.	360,256	9,723
	Hess Corp.	48,680	7,250
*	First Solar Inc.	52,626	7,166
	TechnipFMC plc	208,834	6,148
	Ovintiv Inc. (XNYS)	129,978	5,649
*	Antero Resources Corp.	143,179	5,255
	DTE Midstream LLC	47,945	4,607
	Range Resources Corp.	116,939	4,341
	APA Corp.	178,597	3,697
	Permian Resources Corp.	253,996	3,579
	Chord Energy Corp.	30,305	3,464
	NOV Inc.	191,195	2,853
28

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Matador Resources Co.	53,598	2,805
	HF Sinclair Corp.	76,339	2,692
	Viper Energy Inc.	44,556	2,075
	Antero Midstream Corp.	103,282	1,751
	Civitas Resources Inc.	35,163	1,348
	New Fortress Energy Inc.	18,512	185
*	Venture Global Inc. Class A	469	7
			858,200
Financials (21.7%)
*	Berkshire Hathaway Inc. Class B	903,849	464,425
	JPMorgan Chase & Co.	1,387,295	367,148
	Bank of America Corp.	3,288,076	151,580
	Wells Fargo & Co.	1,645,168	128,850
	S&P Global Inc.	154,527	82,477
	Citigroup Inc.	934,485	74,712
	Morgan Stanley	539,391	71,798
	Blackrock Inc.	72,888	71,268
	Goldman Sachs Group Inc.	110,777	68,935
	Charles Schwab Corp.	736,278	58,556
	Chubb Ltd.	199,787	57,035
	Marsh & McLennan Cos. Inc.	210,078	49,965
	Intercontinental Exchange Inc.	280,532	48,597
	CME Group Inc.	177,498	45,044
	Aon plc Class A (XNYS)	96,912	39,649
	Arthur J Gallagher & Co.	112,981	38,158
	PNC Financial Services Group Inc.	196,053	37,626
	US Bancorp	769,754	36,101
	Bank of New York Mellon Corp.	364,781	32,447
	KKR & Co. Inc.	236,750	32,101
	Truist Financial Corp.	658,959	30,543
	Aflac Inc.	275,429	30,151
	Travelers Cos. Inc.	112,788	29,155
	American International Group Inc.	320,664	26,596
	MetLife Inc.	290,420	25,028
	Discover Financial Services	123,426	24,092
	Allstate Corp.	109,424	21,792
	Prudential Financial Inc.	177,409	20,420
	Hartford Insurance Group Inc.	142,874	16,899
	Willis Towers Watson plc	49,694	16,879
	Nasdaq Inc.	203,304	16,830
*	Robinhood Markets Inc. Class A	331,605	16,613
	Arch Capital Group Ltd.	178,045	16,542
	M&T Bank Corp.	82,040	15,729
	Fifth Third Bancorp	333,448	14,495
	State Street Corp.	144,512	14,340
	Raymond James Financial Inc.	90,759	14,038
	Progressive Corp.	45,332	12,784
	First Citizens BancShares Inc. Class A	5,914	12,112
	Huntington Bancshares Inc.	712,603	11,737
	T Rowe Price Group Inc.	108,232	11,442
	Cincinnati Financial Corp.	75,568	11,170
	Cboe Global Markets Inc.	52,073	10,977
	Regions Financial Corp.	453,441	10,751
	Northern Trust Corp.	96,699	10,658
	Interactive Brokers Group Inc. Class A	52,106	10,650
	Citizens Financial Group Inc.	220,543	10,094
	Principal Financial Group Inc.	111,972	9,970
	Apollo Global Management Inc.	64,907	9,689
	MSCI Inc.	15,808	9,335
*	Markel Group Inc.	4,785	9,252
	W R Berkley Corp.	145,019	9,148
	Fidelity National Financial Inc.	128,021	8,261
	KeyCorp	456,484	7,906
	Brown & Brown Inc.	66,020	7,826
	Loews Corp.	88,457	7,667
	Unum Group	89,569	7,371
	Reinsurance Group of America Inc.	32,393	6,566
	East West Bancorp Inc.	68,061	6,427
*	SoFi Technologies Inc.	439,340	6,357
29

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Everest Group Ltd.	17,777	6,279
	Annaly Capital Management Inc.	276,463	6,071
	RenaissanceRe Holdings Ltd.	25,303	6,013
	First Horizon Corp.	262,909	5,663
	FactSet Research Systems Inc.	12,116	5,594
	Globe Life Inc.	43,807	5,582
	Carlyle Group Inc.	108,027	5,384
	Assurant Inc.	25,648	5,332
	Stifel Financial Corp.	48,978	5,201
	Corebridge Financial Inc.	145,864	5,059
	Primerica Inc.	16,637	4,825
	Webster Financial Corp.	84,233	4,744
	Tradeweb Markets Inc. Class A	34,677	4,694
	Western Alliance Bancorp	53,007	4,607
	Old Republic International Corp.	116,609	4,491
	American Financial Group Inc.	35,405	4,471
	Ally Financial Inc.	116,953	4,339
	Evercore Inc. Class A	17,695	4,279
	Pinnacle Financial Partners Inc.	37,367	4,270
	Comerica Inc.	65,413	4,208
	AGNC Investment Corp.	401,072	4,183
	Jefferies Financial Group Inc.	61,812	4,092
	Houlihan Lokey Inc.	23,490	4,072
	Wintrust Financial Corp.	31,994	3,982
	Cullen / Frost Bankers Inc.	29,008	3,975
	Commerce Bancshares Inc.	60,881	3,960
	SEI Investments Co.	49,292	3,946
	Zions Bancorp NA	71,313	3,854
	Synovus Financial Corp.	70,835	3,675
	Axis Capital Holdings Ltd.	37,804	3,662
	MarketAxess Holdings Inc.	18,238	3,516
	Voya Financial Inc.	48,510	3,505
*	Coinbase Global Inc. Class A	16,001	3,450
	Prosperity Bancshares Inc.	44,209	3,393
	Lincoln National Corp.	83,840	3,270
	First American Financial Corp.	49,229	3,234
	Starwood Property Trust Inc.	154,450	3,169
	Popular Inc.	31,536	3,167
	SLM Corp.	103,932	3,138
	Invesco Ltd.	180,293	3,135
	MGIC Investment Corp.	126,865	3,122
	Rithm Capital Corp.	255,937	3,110
	Hanover Insurance Group Inc.	17,625	3,006
	OneMain Holdings Inc.	55,694	2,993
	RLI Corp.	38,359	2,919
	Franklin Resources Inc.	140,503	2,845
	Columbia Banking System Inc.	102,833	2,749
	Janus Henderson Group plc	62,846	2,652
	FNB Corp.	175,403	2,603
	XP Inc. Class A	180,927	2,560
	Bank OZK	52,471	2,519
	Affiliated Managers Group Inc.	14,453	2,469
	Ameriprise Financial Inc.	4,241	2,279
	White Mountains Insurance Group Ltd.	1,224	2,264
	Assured Guaranty Ltd.	24,806	2,166
	Kemper Corp.	29,888	2,020
*	Brighthouse Financial Inc.	29,630	1,757
	TPG Inc.	31,113	1,716
	First Hawaiian Inc.	62,978	1,695
	Virtu Financial Inc. Class A	39,480	1,443
	BOK Financial Corp.	11,237	1,224
	Broadridge Financial Solutions Inc.	5,053	1,219
*	Rocket Cos. Inc. Class A	68,166	954
	CNA Financial Corp.	10,811	529
	TFS Financial Corp.	25,013	330
*	Credit Acceptance Corp.	642	316
	Lazard Inc.	3,489	175
	UWM Holdings Corp.	14,600	92
			2,751,974
30

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
Health Care (13.7%)
	UnitedHealth Group Inc.	423,231	201,018
	Johnson & Johnson	1,191,173	196,567
	Abbott Laboratories	854,072	117,870
	AbbVie Inc.	496,888	103,864
	Thermo Fisher Scientific Inc.	188,578	99,750
*	Boston Scientific Corp.	725,263	75,275
	Pfizer Inc.	2,799,559	73,992
	Gilead Sciences Inc.	616,216	70,440
	Danaher Corp.	318,726	66,218
	Bristol-Myers Squibb Co.	1,001,535	59,711
	Medtronic plc	633,822	58,324
	Stryker Corp.	125,608	48,509
	Elevance Health Inc.	96,429	38,271
	Cigna Group	122,673	37,888
	Regeneron Pharmaceuticals Inc.	47,262	33,024
	Becton Dickinson & Co.	142,736	32,191
*	Vertex Pharmaceuticals Inc.	63,840	30,630
	HCA Healthcare Inc.	69,008	21,137
	Agilent Technologies Inc.	141,743	18,132
	Amgen Inc.	58,519	18,027
	GE HealthCare Technologies Inc.	203,316	17,760
*	Edwards Lifesciences Corp.	238,712	17,097
	Humana Inc.	59,503	16,091
*	IQVIA Holdings Inc.	78,893	14,895
*	Centene Corp.	249,088	14,487
	ResMed Inc.	52,178	12,185
	STERIS plc	48,635	10,664
	Labcorp Holdings Inc.	41,478	10,413
	Zimmer Biomet Holdings Inc.	97,751	10,197
*	Biogen Inc.	71,898	10,102
	Quest Diagnostics Inc.	54,770	9,470
*	Cooper Cos. Inc.	96,306	8,704
	Baxter International Inc.	251,291	8,672
*	Hologic Inc.	112,870	7,155
*	Illumina Inc.	78,613	6,976
*	United Therapeutics Corp.	21,564	6,902
	Revvity Inc.	60,702	6,808
*	BioMarin Pharmaceutical Inc.	93,167	6,630
	Zoetis Inc.	39,511	6,608
	Royalty Pharma plc Class A	193,146	6,497
	Cardinal Health Inc.	48,803	6,319
*	Tenet Healthcare Corp.	46,912	5,939
*	Avantor Inc.	334,785	5,591
*	Solventum Corp.	68,394	5,454
*	Incyte Corp.	73,820	5,426
	Viatris Inc.	585,600	5,405
	Universal Health Services Inc. Class B	28,261	4,953
*	Moderna Inc.	159,528	4,939
	Encompass Health Corp.	48,837	4,890
	Bio-Techne Corp.	76,673	4,735
*	Henry Schein Inc.	62,116	4,483
*	Globus Medical Inc. Class A	55,233	4,436
*	Waters Corp.	11,346	4,281
*	Jazz Pharmaceuticals plc	29,754	4,271
*	Charles River Laboratories International Inc.	25,204	4,166
*	Qiagen NV	107,228	4,118
	Chemed Corp.	6,571	3,948
*	Doximity Inc. Class A	55,979	3,946
*	Repligen Corp.	23,571	3,754
	West Pharmaceutical Services Inc.	14,068	3,269
*	Molina Healthcare Inc.	10,330	3,111
	Teleflex Inc.	22,900	3,040
*	Align Technology Inc.	15,314	2,864
*	Elanco Animal Health Inc. (XNYS)	242,721	2,711
*	Exact Sciences Corp.	54,423	2,580
*	Bio-Rad Laboratories Inc. Class A	9,344	2,478
*	Roivant Sciences Ltd.	209,905	2,254
*	Masimo Corp.	10,285	1,941
	Perrigo Co. plc	66,816	1,938
31

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Organon & Co.	126,900	1,892
*	Alnylam Pharmaceuticals Inc.	7,112	1,755
*	Envista Holdings Corp.	84,768	1,694
	Dentsply Sirona Inc.	99,804	1,652
*	Amedisys Inc.	15,861	1,459
*	Acadia Healthcare Co. Inc.	44,903	1,346
*	QuidelOrtho Corp.	30,641	1,225
*	Enovis Corp.	27,347	1,057
*	Azenta Inc.	23,733	1,035
	Bruker Corp.	19,684	929
*	Sotera Health Co.	74,239	926
*	Exelixis Inc.	23,041	891
	Premier Inc. Class A	47,646	866
*	Certara Inc.	59,478	713
*	Fortrea Holdings Inc.	39,566	548
*,1	GRAIL Inc.	13,140	507
*	10X Genomics Inc. Class A	17,162	183
*	Ionis Pharmaceuticals Inc.	5,386	179
			1,745,248
Industrials (17.9%)
	Accenture plc Class A	309,829	107,975
	RTX Corp.	656,598	87,321
	General Electric Co.	417,197	86,351
	Caterpillar Inc.	207,149	71,249
	Deere & Co.	124,516	59,866
	Honeywell International Inc.	271,896	57,884
	Eaton Corp. plc	194,859	57,156
	American Express Co.	173,163	52,115
*	Boeing Co.	292,026	50,996
	GE Vernova Inc.	134,516	45,087
*	Fiserv Inc.	190,698	44,946
	United Parcel Service Inc. Class B (XNYS)	359,897	42,838
	Parker-Hannifin Corp.	63,164	42,226
	Union Pacific Corp.	156,923	38,711
	Capital One Financial Corp.	186,885	37,480
*	PayPal Holdings Inc.	495,060	35,174
	CRH plc	338,986	34,753
	Emerson Electric Co.	282,096	34,306
	General Dynamics Corp.	134,815	34,054
	3M Co.	218,558	33,903
	Lockheed Martin Corp.	70,817	31,894
	Northrop Grumman Corp.	68,096	31,443
	CSX Corp.	951,503	30,458
	FedEx Corp.	111,765	29,383
	TransDigm Group Inc.	21,457	29,336
	Johnson Controls International plc	329,388	28,215
	Norfolk Southern Corp.	111,564	27,417
	PACCAR Inc.	253,886	27,227
	Trane Technologies plc	73,636	26,045
	Howmet Aerospace Inc.	187,809	25,655
	Cummins Inc.	67,421	24,823
	Illinois Tool Works Inc.	90,336	23,847
	Carrier Global Corp.	344,254	22,308
	AMETEK Inc.	113,948	21,570
	Otis Worldwide Corp.	196,950	19,652
	L3Harris Technologies Inc.	93,481	19,267
	Fidelity National Information Services Inc.	269,552	19,170
	Ingersoll Rand Inc. (XYNS)	199,150	16,884
	DuPont de Nemours Inc.	206,380	16,876
	Ferguson Enterprises Inc.	93,189	16,541
	United Rentals Inc.	24,493	15,732
	Xylem Inc.	119,243	15,608
	Westinghouse Air Brake Technologies Corp.	84,115	15,592
	Paychex Inc.	101,751	15,433
	Rockwell Automation Inc.	51,374	14,752
	Martin Marietta Materials Inc.	28,590	13,813
*	Keysight Technologies Inc.	85,985	13,717
	Fortive Corp.	171,113	13,610
	Dover Corp.	67,652	13,447
32

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Smurfit WestRock plc	255,110	13,284
*	Mettler-Toledo International Inc.	10,423	13,266
	Dow Inc.	347,280	13,235
	Global Payments Inc.	125,605	13,224
	PPG Industries Inc.	114,076	12,916
	Quanta Services Inc.	49,731	12,912
	Vulcan Materials Co.	48,480	11,990
	Equifax Inc.	48,431	11,875
*	Teledyne Technologies Inc.	22,854	11,770
	Synchrony Financial	191,903	11,645
*	Block Inc. (XNYS)	158,478	10,349
	Hubbell Inc.	26,408	9,813
	Packaging Corp. of America	43,733	9,319
	Snap-on Inc.	25,510	8,703
*	Trimble Inc.	120,182	8,651
	Watsco Inc.	17,096	8,622
	TransUnion	90,290	8,345
*	Affirm Holdings Inc.	127,919	8,206
	Masco Corp.	106,543	8,010
	Jacobs Solutions Inc.	60,838	7,794
	Pentair plc	81,464	7,674
	Ball Corp.	145,622	7,673
	IDEX Corp.	37,369	7,262
	Graco Inc.	82,543	7,187
	Amcor plc	709,692	7,182
*	Builders FirstSource Inc.	51,456	7,152
	Textron Inc.	92,230	6,892
	Expeditors International of Washington Inc.	58,316	6,844
	Veralto Corp.	67,044	6,688
	AECOM	66,017	6,605
	Stanley Black & Decker Inc.	75,821	6,561
	Owens Corning	42,580	6,559
	Carlisle Cos. Inc.	19,214	6,547
	JB Hunt Transport Services Inc.	39,995	6,447
*	Zebra Technologies Corp. Class A	19,828	6,247
	Jack Henry & Associates Inc.	35,774	6,210
	Curtiss-Wright Corp.	18,814	6,052
	RPM International Inc.	48,558	6,016
	Nordson Corp.	27,997	5,887
	CH Robinson Worldwide Inc.	57,314	5,824
	ITT Inc.	40,671	5,744
	Allegion plc	43,135	5,552
	EMCOR Group Inc.	13,569	5,548
	CNH Industrial NV	430,697	5,547
	Woodward Inc.	29,046	5,489
	Crown Holdings Inc.	57,689	5,171
	nVent Electric plc	81,536	4,920
	AptarGroup Inc.	32,542	4,775
	Automatic Data Processing Inc.	14,605	4,603
	Genpact Ltd.	85,562	4,554
	Acuity Brands Inc.	15,208	4,519
*	API Group Corp.	112,301	4,410
*	Middleby Corp.	26,249	4,342
	Allison Transmission Holdings Inc.	42,647	4,339
*	TopBuild Corp.	13,854	4,245
	Regal Rexnord Corp.	32,763	4,239
	Donaldson Co. Inc.	59,278	4,095
	Berry Global Group Inc.	56,518	4,079
	Toro Co.	50,648	4,062
	Lincoln Electric Holdings Inc.	19,607	4,053
*	MasTec Inc.	30,903	4,036
	Fortune Brands Innovations Inc.	60,787	3,934
	Crane Co.	24,123	3,932
	Graphic Packaging Holding Co.	146,488	3,908
	A O Smith Corp.	58,627	3,897
	Knight-Swift Transportation Holdings Inc.	77,190	3,893
*	Axalta Coating Systems Ltd.	107,384	3,888
	WESCO International Inc.	20,806	3,755
	Sherwin-Williams Co.	10,322	3,739
	BWX Technologies Inc.	35,802	3,722
33

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Flowserve Corp.	64,801	3,567
*	ATI Inc.	60,843	3,539
	Esab Corp.	27,920	3,498
	Valmont Industries Inc.	9,845	3,430
*	Fair Isaac Corp.	1,792	3,380
	Huntington Ingalls Industries Inc.	19,241	3,378
	Ryder System Inc.	20,484	3,369
	Oshkosh Corp.	32,167	3,291
	Simpson Manufacturing Co. Inc.	18,927	3,112
*	Mohawk Industries Inc.	25,829	3,037
	Tetra Tech Inc.	103,286	3,015
	MSA Safety Inc.	18,276	2,992
*	Kirby Corp.	28,628	2,984
	AGCO Corp.	30,718	2,979
	Robert Half Inc.	49,895	2,948
*	FTI Consulting Inc.	17,363	2,875
	MKS Instruments Inc.	31,031	2,849
	WW Grainger Inc.	2,782	2,841
	Littelfuse Inc.	12,032	2,793
*	WEX Inc.	17,728	2,785
	Vontier Corp.	74,028	2,765
	Landstar System Inc.	17,373	2,759
	Cognex Corp.	80,267	2,633
*	Gates Industrial Corp. plc	116,689	2,525
	Air Lease Corp.	51,580	2,472
	Advanced Drainage Systems Inc.	21,605	2,407
	Sealed Air Corp.	67,803	2,317
	Sonoco Products Co.	48,297	2,310
*	GXO Logistics Inc.	57,903	2,282
*	Saia Inc.	5,437	2,226
	Silgan Holdings Inc.	40,943	2,224
	Armstrong World Industries Inc.	14,102	2,167
*	Euronet Worldwide Inc.	20,935	2,145
	Sensata Technologies Holding plc	73,636	2,124
*	BILL Holdings Inc.	37,338	2,061
*	WillScot Holdings Corp.	62,386	2,056
*	Generac Holdings Inc.	14,829	2,019
	Brunswick Corp.	32,243	1,962
	MSC Industrial Direct Co. Inc. Class A	22,705	1,825
	Cintas Corp.	8,656	1,796
*	Spirit AeroSystems Holdings Inc. Class A	50,097	1,748
*	Core & Main Inc. Class A	32,348	1,650
	Western Union Co.	137,470	1,489
	Crane NXT Co.	24,184	1,350
	ManpowerGroup Inc.	23,258	1,340
	ADT Inc.	162,841	1,334
*	Amentum Holdings Inc.	64,187	1,261
*	Everus Construction Group Inc.	24,999	1,040
*	Hayward Holdings Inc.	70,521	1,022
*	AZEK Co. Inc.	21,224	994
	Louisiana-Pacific Corp.	9,444	941
	Eagle Materials Inc.	4,033	912
	Vestis Corp.	64,875	769
*	Standardaero Inc.	23,222	656
	Schneider National Inc. Class B	23,040	608
*	Loar Holdings Inc.	1,378	100
	Ardagh Group SA	8,833	57
			2,279,542
Real Estate (4.7%)
	Prologis Inc.	456,240	56,537
	Welltower Inc.	304,272	46,709
	Equinix Inc.	45,031	40,736
	Digital Realty Trust Inc.	163,556	25,567
	Realty Income Corp.	430,211	24,535
	Simon Property Group Inc.	118,798	22,107
*	CBRE Group Inc. Class A	150,946	21,425
	Crown Castle Inc.	214,573	20,191
	Public Storage	66,187	20,096
	VICI Properties Inc.	514,494	16,716
34

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	AvalonBay Communities Inc.	70,023	15,838
	Extra Space Storage Inc.	103,205	15,745
*	CoStar Group Inc.	204,952	15,628
	Ventas Inc.	206,570	14,290
	Equity Residential	186,424	13,827
	SBA Communications Corp.	52,961	11,540
	Weyerhaeuser Co.	359,713	10,827
	Invitation Homes Inc.	301,990	10,271
	Essex Property Trust Inc.	31,494	9,813
	Mid-America Apartment Communities Inc.	57,322	9,637
	Alexandria Real Estate Equities Inc.	85,446	8,738
	Sun Communities Inc.	60,871	8,288
	UDR Inc.	162,031	7,321
	Kimco Realty Corp.	325,026	7,183
	Healthpeak Properties Inc.	344,705	7,053
	WP Carey Inc.	106,908	6,865
	Regency Centers Corp.	89,116	6,835
	Gaming & Leisure Properties Inc.	128,550	6,447
	Equity LifeStyle Properties Inc.	93,121	6,386
	Camden Property Trust	51,090	6,338
	American Homes 4 Rent Class A	166,666	6,168
	Iron Mountain Inc.	61,616	5,741
	Host Hotels & Resorts Inc.	343,977	5,548
	BXP Inc.	77,484	5,496
	Omega Healthcare Investors Inc.	133,100	4,903
*	Zillow Group Inc. Class C	62,009	4,754
	CubeSmart	110,417	4,558
	Rexford Industrial Realty Inc.	108,606	4,488
	EastGroup Properties Inc.	24,217	4,428
	Federal Realty Investment Trust	41,630	4,389
*	Jones Lang LaSalle Inc.	16,122	4,383
	Brixmor Property Group Inc.	147,823	4,133
	Lamar Advertising Co. Class A	32,116	3,990
	NNN REIT Inc.	92,047	3,907
	Agree Realty Corp.	52,740	3,892
	First Industrial Realty Trust Inc.	65,127	3,717
	Vornado Realty Trust	86,454	3,635
	Americold Realty Trust Inc.	140,252	3,216
	STAG Industrial Inc.	89,188	3,209
	Healthcare Realty Trust Inc.	174,285	2,985
*	Zillow Group Inc. Class A	37,817	2,813
	Cousins Properties Inc.	79,328	2,406
	Kilroy Realty Corp.	57,637	2,058
	Rayonier Inc.	76,056	2,015
	EPR Properties	36,817	1,954
	Lineage Inc.	30,387	1,831
[1]	Medical Properties Trust Inc.	293,246	1,730
	Highwoods Properties Inc.	51,573	1,502
*	Millrose Properties Inc. Class A	60,754	1,389
	National Storage Affiliates Trust	34,565	1,335
	Park Hotels & Resorts Inc.	100,522	1,234
*	Howard Hughes Holdings Inc.	15,370	1,217
*	Seaport Entertainment Group Inc.	3,862	90
			602,603
Technology (6.8%)
	International Business Machines Corp.	452,982	114,351
	Texas Instruments Inc.	395,052	77,426
	Analog Devices Inc.	244,656	56,286
	Micron Technology Inc.	544,284	50,961
	Intel Corp.	2,104,123	49,931
	Marvell Technology Inc.	389,176	35,734
	Roper Technologies Inc.	52,711	30,810
*	Advanced Micro Devices Inc.	270,247	26,987
	Salesforce Inc.	69,366	20,661
	Cognizant Technology Solutions Corp. Class A	245,640	20,469
*	MicroStrategy Inc. Class A	76,148	19,450
	Corning Inc.	378,340	18,974
	Amphenol Corp. Class A	243,181	16,196
	Microchip Technology Inc.	261,725	15,405
35

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	ANSYS Inc.	43,043	14,344
	Hewlett Packard Enterprise Co.	640,398	12,686
	Dell Technologies Inc. Class C	112,972	11,609
	HP Inc.	360,406	11,126
*	ON Semiconductor Corp.	209,689	9,866
*	Zoom Communications Inc.	130,096	9,588
	SS&C Technologies Holdings Inc.	106,018	9,441
*	VeriSign Inc.	38,385	9,131
	Leidos Holdings Inc.	65,665	8,534
*	F5 Inc.	28,823	8,429
*	Western Digital Corp.	170,524	8,344
	Jabil Inc.	50,039	7,752
	Gen Digital Inc. (XNGS)	268,280	7,332
*	Twilio Inc. Class A	60,548	7,262
*	Nutanix Inc. Class A	88,417	6,798
*	Fortinet Inc.	57,373	6,197
*	Akamai Technologies Inc.	73,482	5,929
	CDW Corp.	32,959	5,873
	NetApp Inc.	56,115	5,601
	QUALCOMM Inc.	34,212	5,377
	Skyworks Solutions Inc.	79,259	5,283
	Applied Materials Inc.	33,286	5,262
*	EPAM Systems Inc.	25,238	5,203
	TD SYNNEX Corp.	37,197	5,114
	Amdocs Ltd.	55,377	4,832
*	Coherent Corp.	61,518	4,626
*	Guidewire Software Inc.	22,031	4,435
*	DoorDash Inc. Class A	22,191	4,404
*	Kyndryl Holdings Inc.	112,168	4,271
*	Dayforce Inc.	66,413	4,117
	Match Group Inc.	126,783	4,020
*	Okta Inc.	44,172	3,997
*	Astera Labs Inc.	50,725	3,771
*	PTC Inc.	22,997	3,763
*	CACI International Inc. Class A	10,895	3,648
*	Aspen Technology Inc.	13,257	3,516
*	Qorvo Inc.	46,720	3,396
*	Maplebear Inc.	82,014	3,370
*	MACOM Technology Solutions Holdings Inc.	27,518	3,183
	KBR Inc.	60,015	2,943
*	Arrow Electronics Inc.	25,875	2,796
*	Cirrus Logic Inc.	26,525	2,764
*	Sandisk Corp.	56,817	2,662
*	Onto Innovation Inc.	17,947	2,614
	Science Applications International Corp.	24,332	2,404
*	CCC Intelligent Solutions Holdings Inc.	235,171	2,396
*	SentinelOne Inc. Class A	115,425	2,381
	Dolby Laboratories Inc. Class A	28,893	2,358
	Avnet Inc.	42,788	2,163
*	Unity Software Inc.	82,930	2,126
*	Dropbox Inc. Class A	81,276	2,112
	Paycom Software Inc.	9,315	2,044
*	Tyler Technologies Inc.	3,169	1,928
*	GLOBALFOUNDRIES Inc.	48,485	1,880
	Universal Display Corp.	11,409	1,753
*	ZoomInfo Technologies Inc.	148,983	1,737
*	IAC Inc.	36,678	1,695
*	DXC Technology Co.	88,320	1,622
	Dun & Bradstreet Holdings Inc.	149,242	1,354
*	Allegro MicroSystems Inc.	60,627	1,352
*	Parsons Corp.	22,577	1,314
	Amkor Technology Inc.	55,538	1,172
	Concentrix Corp.	23,236	1,049
*	Pure Storage Inc. Class A	19,402	1,018
*	Clarivate plc	200,841	862
*	Paycor HCM Inc.	36,394	813
*	Globant SA	5,153	776
*	IPG Photonics Corp.	13,262	772
*	Informatica Inc. Class A	39,934	765
	Teradyne Inc.	6,853	753
36

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
*	Lattice Semiconductor Corp.	9,041	564
*	nCino Inc.	15,754	493
*	DoubleVerify Holdings Inc.	31,110	432
*	UiPath Inc. Class A	29,693	365
*	Wolfspeed Inc.	61,576	356
*	Trump Media & Technology Group Corp.	13,791	332
*	Ingram Micro Holding Corp.	6,502	140
			862,131
Telecommunications (4.0%)
	Cisco Systems Inc.	1,970,927	126,356
	AT&T Inc.	3,544,673	97,160
	Verizon Communications Inc.	2,080,754	89,681
	Comcast Corp. Class A	1,873,952	67,237
	T-Mobile US Inc.	236,394	63,753
	Motorola Solutions Inc.	42,620	18,762
*	Charter Communications Inc. Class A	46,318	16,840
	Juniper Networks Inc.	160,805	5,821
*	Ciena Corp.	71,046	5,653
*	Roku Inc.	53,020	4,428
*	Frontier Communications Parent Inc.	121,208	4,362
*	Liberty Broadband Corp. Class C	42,462	3,493
*	Lumentum Holdings Inc.	33,521	2,358
	Iridium Communications Inc.	50,421	1,591
*	Liberty Global Ltd. Class A	80,719	933
*	Liberty Global Ltd. Class C	76,824	930
*	Liberty Broadband Corp. Class A	4,798	391
	Ubiquiti Inc.	1,128	386
*,2	GCI Liberty Inc.	26,959	—
			510,135
Utilities (4.8%)
	NextEra Energy Inc.	1,015,296	71,243
	Southern Co.	540,735	48,553
	Duke Energy Corp.	380,971	44,760
	Constellation Energy Corp.	130,743	32,757
	American Electric Power Co. Inc.	260,346	27,610
	Republic Services Inc.	101,372	24,027
	Dominion Energy Inc.	413,673	23,422
	Sempra	312,724	22,382
	Exelon Corp.	493,906	21,831
	Xcel Energy Inc.	283,735	20,457
	Public Service Enterprise Group Inc.	246,123	19,973
	Entergy Corp.	210,436	18,373
	Consolidated Edison Inc.	170,963	17,356
	PG&E Corp.	1,055,059	17,240
	WEC Energy Group Inc.	156,105	16,655
	DTE Energy Co.	102,014	13,639
	Ameren Corp.	131,327	13,338
	American Water Works Co. Inc.	96,228	13,084
	PPL Corp.	364,553	12,836
	Atmos Energy Corp.	76,409	11,624
	Eversource Energy	176,606	11,128
	FirstEnergy Corp.	284,149	11,016
	CenterPoint Energy Inc.	318,476	10,949
	CMS Energy Corp.	146,879	10,730
	Edison International	187,755	10,221
	NiSource Inc.	230,507	9,407
	Alliant Energy Corp.	126,447	8,160
	Evergy Inc.	109,863	7,571
	NRG Energy Inc.	59,953	6,338
*	Clean Harbors Inc.	25,092	5,358
	Pinnacle West Capital Corp.	55,979	5,180
	Essential Utilities Inc.	124,143	4,715
	OGE Energy Corp.	98,606	4,563
	AES Corp.	349,935	4,056
	UGI Corp.	106,081	3,624
	National Fuel Gas Co.	44,985	3,383
	IDACORP Inc.	26,201	3,089
[1]	Brookfield Renewable Corp.	66,670	1,857
	MDU Resources Group Inc.	100,294	1,730
37

Russell 1000 Value Index Fund
		Shares	Market Value• ($000)
	Clearway Energy Inc. Class C	42,493	1,191
	Clearway Energy Inc. Class A	15,021	397
			615,823
Total Common Stocks (Cost $10,625,603)			12,695,399
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[3,4]	Vanguard Market Liquidity Fund, 4.351% (Cost $3,930)	39,308	3,931
Total Investments (99.9%) (Cost $10,629,533)			12,699,330
Other Assets and Liabilities—Net (0.1%)			13,177
Net Assets (100%)			12,712,507
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,748,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,889,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	41	12,225	(263)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/29/25	BANA	4,536	(4.336)	1	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
38

Russell 1000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,625,603)	12,695,399
Affiliated Issuers (Cost $3,930)	3,931
Total Investments in Securities	12,699,330
Investment in Vanguard	317
Cash Collateral Pledged—Futures Contracts	490
Receivables for Investment Securities Sold	45
Receivables for Accrued Income	20,688
Receivables for Capital Shares Issued	346
Variation Margin Receivable—Futures Contracts	139
Unrealized Appreciation—Over-the-Counter Swap Contracts	1
Total Assets	12,721,356
Liabilities
Due to Custodian	3,055
Payables for Investment Securities Purchased	1,378
Collateral for Securities on Loan	3,889
Payables for Capital Shares Redeemed	218
Payables to Vanguard	309
Total Liabilities	8,849
Net Assets	12,712,507
1 Includes $3,748,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	11,685,507
Total Distributable Earnings (Loss)	1,027,000
Net Assets	12,712,507

ETF Shares—Net Assets
Applicable to 131,227,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,194,176
Net Asset Value Per Share—ETF Shares	$85.30

Institutional Shares—Net Assets
Applicable to 4,556,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,518,331
Net Asset Value Per Share—Institutional Shares	$333.19

See accompanying Notes, which are an integral part of the Financial Statements.
39

Russell 1000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	115,381
Interest[2]	254
Securities Lending—Net	102
Total Income	115,737
Expenses
The Vanguard Group—Note B
Investment Advisory Services	112
Management and Administrative—ETF Shares	3,115
Management and Administrative—Institutional Shares	443
Marketing and Distribution—ETF Shares	270
Marketing and Distribution—Institutional Shares	23
Custodian Fees	143
Shareholders’ Reports and Proxy Fees—ETF Shares	260
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	3
Other Expenses	13
Total Expenses	4,386
Net Investment Income	111,351
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	37,556
Futures Contracts	1,283
Swap Contracts	34
Realized Net Gain (Loss)	38,873
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	346,739
Futures Contracts	(594)
Swap Contracts	1
Change in Unrealized Appreciation (Depreciation)	346,146
Net Increase (Decrease) in Net Assets Resulting from Operations	496,370
1	Dividends are net of foreign withholding taxes of $20,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $230,000, ($4,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $56,461,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
40

Russell 1000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	111,351	202,656
Realized Net Gain (Loss)	38,873	250,546
Change in Unrealized Appreciation (Depreciation)	346,146	1,435,901
Net Increase (Decrease) in Net Assets Resulting from Operations	496,370	1,889,103
Distributions
ETF Shares	(101,639)	(171,696)
Institutional Shares	(15,599)	(29,348)
Total Distributions	(117,238)	(201,044)
Capital Share Transactions
ETF Shares	1,513,891	1,136,134
Institutional Shares	10,307	(179,811)
Net Increase (Decrease) from Capital Share Transactions	1,524,198	956,323
Total Increase (Decrease)	1,903,330	2,644,382
Net Assets
Beginning of Period	10,809,177	8,164,795
End of Period	12,712,507	10,809,177

See accompanying Notes, which are an integral part of the Financial Statements.
41

Russell 1000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$82.60	$69.71	$65.70	$71.54	$53.52	$54.61
Investment Operations
Net Investment Income[2]	.813	1.615	1.523	1.415	1.282	1.408
Net Realized and Unrealized Gain (Loss) on Investments	2.761	12.848	3.964	(5.875)	17.932	(1.056)
Total from Investment Operations	3.574	14.463	5.487	(4.460)	19.214	.352
Distributions
Dividends from Net Investment Income	(.874)	(1.573)	(1.477)	(1.380)	(1.194)	(1.442)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.874)	(1.573)	(1.477)	(1.380)	(1.194)	(1.442)
Net Asset Value, End of Period	$85.30	$82.60	$69.71	$65.70	$71.54	$53.52
Total Return	4.37%	21.06%	8.55%	-6.32%	36.32%	0.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,194	$9,349	$6,760	$5,980	$6,569	$2,646
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.95%	2.19%	2.27%	2.02%	1.99%	2.65%
Portfolio Turnover Rate[4]	2%	17%	15%	14%	19%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
42

Russell 1000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$322.65	$272.26	$256.61	$279.40	$209.00	$213.25
Investment Operations
Net Investment Income[1]	3.188	6.312	5.952	5.555	5.002	5.594
Net Realized and Unrealized Gain (Loss) on Investments	10.781	50.244	15.489	(22.930)	70.071	(4.226)
Total from Investment Operations	13.969	56.556	21.441	(17.375)	75.073	1.368
Distributions
Dividends from Net Investment Income	(3.429)	(6.166)	(5.791)	(5.415)	(4.673)	(5.618)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.429)	(6.166)	(5.791)	(5.415)	(4.673)	(5.618)
Net Asset Value, End of Period	$333.19	$322.65	$272.26	$256.61	$279.40	$209.00
Total Return	4.37%	21.09%	8.55%	-6.30%	36.35%	0.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,518	$1,460	$1,405	$1,608	$1,773	$1,207
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.20%	2.27%	2.03%	2.01%	2.64%
Portfolio Turnover Rate[3]	2%	17%	15%	14%	19%	24%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
43

Russell 1000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
44

Russell 1000 Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $317,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
45

Russell 1000 Value Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,695,342	57	—	12,695,399
Temporary Cash Investments	3,931	—	—	3,931
Total	12,699,273	57	—	12,699,330
Derivative Financial Instruments
Assets
Swap Contracts	—	1	—	1
Liabilities
Futures Contracts[1]	(263)	—	—	(263)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,654,781
Gross Unrealized Appreciation	2,568,143
Gross Unrealized Depreciation	(523,857)
Net Unrealized Appreciation (Depreciation)	2,044,286
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,099,464,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $269,644,000 of investment securities and sold $232,710,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,658,665,000 and $165,006,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $44,470,000 and sales were $5,204,000, resulting in net realized loss of $1,137,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	1,680,283	20,000	2,571,479	35,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(166,392)	(1,950)	(1,435,345)	(19,225)
Net Increase (Decrease)—ETF Shares	1,513,891	18,050	1,136,134	16,200
Institutional Shares
Issued	141,637	432	215,029	739
Issued in Lieu of Cash Distributions	13,982	43	25,747	90
Redeemed	(145,312)	(444)	(420,587)	(1,463)
Net Increase (Decrease)—Institutional Shares	10,307	31	(179,811)	(634)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
46

Russell 1000 Value Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
47

Russell 1000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (0.4%)
	Ecolab Inc.	252,819	68,011
	Fastenal Co.	563,445	42,670
	Southern Copper Corp.	102,514	9,117
	Avery Dennison Corp.	35,278	6,631
*	Cleveland-Cliffs Inc.	183,963	1,994
	Celanese Corp.	32,343	1,647
	Chemours Co.	12,944	193
			130,263
Consumer Discretionary (19.3%)
*	Amazon.com Inc.	10,952,341	2,324,963
*	Tesla Inc.	3,242,983	950,129
	Costco Wholesale Corp.	517,302	542,448
*	Netflix Inc.	499,267	489,561
	Home Depot Inc.	923,732	366,352
	Booking Holdings Inc.	36,279	181,976
*	Uber Technologies Inc.	2,371,591	180,265
	Starbucks Corp.	1,025,857	118,805
*	Spotify Technology SA	171,438	104,236
	TJX Cos. Inc.	781,859	97,545
*	Chipotle Mexican Grill Inc.	1,593,622	86,008
*	O'Reilly Automotive Inc.	62,237	85,491
*	Airbnb Inc. Class A	509,882	70,807
	NIKE Inc. Class B	852,398	67,706
*	AutoZone Inc.	17,857	62,375
*	Copart Inc.	948,332	51,969
*	Lululemon Athletica Inc.	137,113	50,130
*	Roblox Corp. Class A	612,535	38,982
	Hilton Worldwide Holdings Inc.	143,332	37,977
*	Trade Desk Inc. Class A	520,748	36,619
	Tractor Supply Co.	629,372	34,836
*	Coupang Inc.	1,350,967	32,018
*	Expedia Group Inc.	144,809	28,666
*	Live Nation Entertainment Inc.	184,175	26,403
*	Deckers Outdoor Corp.	176,895	24,652
	Royal Caribbean Cruises Ltd.	95,929	23,608
*	DraftKings Inc. Class A	528,033	23,160
	Yum! Brands Inc.	126,219	19,737
*	Burlington Stores Inc.	74,059	18,465
	Las Vegas Sands Corp.	406,301	18,166
*	Ulta Beauty Inc.	47,549	17,420
	Rollins Inc.	325,975	17,078
	Williams-Sonoma Inc.	86,439	16,819
	McDonald's Corp.	53,788	16,584
	Pool Corp.	43,436	15,072
	Darden Restaurants Inc.	72,110	14,455
	Texas Roadhouse Inc.	77,750	14,313
*	Duolingo Inc.	43,325	13,520
	Somnigroup International Inc.	195,946	12,517
	Ross Stores Inc.	87,978	12,345
*	Norwegian Cruise Line Holdings Ltd.	511,871	11,630
*	Light & Wonder Inc.	103,386	11,525
*	Carvana Co.	44,114	10,283
	Murphy USA Inc.	21,433	10,057
	Churchill Downs Inc.	81,254	9,629
	Hasbro Inc.	141,873	9,237
*	Liberty Media Corp.-Liberty Formula One Class C	86,859	8,376
*	Cava Group Inc.	88,040	8,366
	Wingstop Inc.	34,252	8,042
	Estee Lauder Cos. Inc. Class A	97,096	6,982
48

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Domino's Pizza Inc.	14,153	6,931
	Vail Resorts Inc.	36,740	5,841
*	Valvoline Inc.	150,661	5,556
*	Planet Fitness Inc. Class A	53,577	4,959
*	e.l.f. Beauty Inc.	62,692	4,404
*	Five Below Inc.	50,566	4,394
*	Etsy Inc.	84,777	4,340
*	Floor & Decor Holdings Inc. Class A	44,604	4,310
*	Dutch Bros Inc. Class A	50,338	3,985
*	Lyft Inc. Class A	295,523	3,942
[1]	Choice Hotels International Inc.	27,101	3,883
	U-Haul Holding Co.	49,200	3,028
*	SiteOne Landscape Supply Inc.	19,074	2,409
	Nexstar Media Group Inc.	13,908	2,353
*	Grand Canyon Education Inc.	10,974	1,973
*	TKO Group Holdings Inc.	12,626	1,902
	H&R Block Inc.	31,482	1,716
*	SharkNinja Inc.	15,235	1,601
	Wendy's Co.	99,099	1,536
*	Bright Horizons Family Solutions Inc.	10,160	1,317
	Dick's Sporting Goods Inc.	5,751	1,295
*	Crocs Inc.	12,058	1,201
*	RH	3,298	1,062
*	CarMax Inc.	12,685	1,053
*	YETI Holdings Inc.	29,558	1,053
	Hyatt Hotels Corp. Class A	7,000	987
*	Liberty Media Corp.-Liberty Formula One Class A	9,976	889
	Wyndham Hotels & Resorts Inc.	7,754	840
*	Skechers USA Inc. Class A	13,477	822
	Wynn Resorts Ltd.	9,010	805
*	American Airlines Group Inc.	55,104	791
*	Avis Budget Group Inc.	7,934	627
*	U-Haul Holding Co. (XNYS)	5,305	367
*	Madison Square Garden Sports Corp.	1,662	339
*	TripAdvisor Inc.	6,819	101
			6,520,917
Consumer Staples (2.2%)
	PepsiCo Inc.	1,267,285	194,490
	Coca-Cola Co.	2,595,525	184,827
	Procter & Gamble Co.	613,923	106,724
	Cencora Inc.	193,765	49,127
	Colgate-Palmolive Co.	521,531	47,548
	McKesson Corp.	65,234	41,767
*	Monster Beverage Corp.	668,050	36,509
	Sysco Corp.	356,097	26,900
	Kimberly-Clark Corp.	161,216	22,894
	Clorox Co.	144,789	22,644
*	Celsius Holdings Inc.	205,302	5,274
	Hershey Co.	23,643	4,084
	Casey's General Stores Inc.	7,508	3,110
	Lamb Weston Holdings Inc.	53,303	2,765
*	Performance Food Group Co.	25,534	2,174
*	Freshpet Inc.	17,202	1,841
*	Boston Beer Co. Inc. Class A	1,969	480
*	Pilgrim's Pride Corp.	4,358	237
			753,395
Energy (0.5%)
	Targa Resources Corp.	252,280	50,890
	Hess Corp.	210,775	31,393
	Texas Pacific Land Corp.	21,910	31,286
	Cheniere Energy Inc.	133,125	30,427
*	Enphase Energy Inc.	153,765	8,815
	Weatherford International plc	84,257	5,216
	Antero Midstream Corp.	151,002	2,559
	Permian Resources Corp.	161,925	2,282
	EQT Corp.	42,612	2,053
	Viper Energy Inc.	43,352	2,019
	Civitas Resources Inc.	31,359	1,202
	Matador Resources Co.	10,538	552
49

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	New Fortress Energy Inc.	49,443	494
*	Venture Global Inc. Class A	2,641	40
			169,228
Financials (3.0%)
	Progressive Corp.	575,004	162,151
	Blackstone Inc.	841,857	135,674
	Moody's Corp.	184,384	92,918
	Apollo Global Management Inc.	455,258	67,956
	Goldman Sachs Group Inc.	96,324	59,941
	Ameriprise Financial Inc.	103,425	55,570
*	Coinbase Global Inc. Class A	198,504	42,801
*	NU Holdings Ltd. Class A	3,711,574	39,899
	Ares Management Corp. Class A	215,824	36,893
	LPL Financial Holdings Inc.	86,816	32,273
	KKR & Co. Inc.	226,333	30,689
	MSCI Inc.	51,341	30,317
	Broadridge Financial Solutions Inc.	124,693	30,078
	Equitable Holdings Inc.	368,730	20,288
	Marsh & McLennan Cos. Inc.	78,968	18,782
	Charles Schwab Corp.	193,305	15,374
	Brown & Brown Inc.	122,742	14,550
	Blue Owl Capital Inc.	603,201	12,987
	Kinsale Capital Group Inc.	25,708	11,102
	Morgan Stanley	79,945	10,642
	Morningstar Inc.	31,058	9,744
	Allstate Corp.	47,909	9,541
	Ryan Specialty Holdings Inc.	119,482	8,363
	Tradeweb Markets Inc. Class A	53,531	7,247
	FactSet Research Systems Inc.	15,665	7,233
	Arthur J Gallagher & Co.	19,833	6,698
*	Markel Group Inc.	3,382	6,539
	Lazard Inc.	119,655	6,001
	Jefferies Financial Group Inc.	57,412	3,801
	Everest Group Ltd.	8,264	2,919
*	SoFi Technologies Inc.	195,247	2,825
*	Credit Acceptance Corp.	5,541	2,728
	Ally Financial Inc.	43,528	1,615
	TPG Inc.	24,473	1,350
	Houlihan Lokey Inc.	5,463	947
	Popular Inc.	8,760	880
	XP Inc. Class A	48,293	683
	UWM Holdings Corp.	76,593	481
	RLI Corp.	5,642	429
			1,000,909
Health Care (7.1%)
	Eli Lilly & Co.	934,123	859,982
	Merck & Co. Inc.	2,958,684	272,939
*	Intuitive Surgical Inc.	412,198	236,251
	AbbVie Inc.	893,034	186,671
	Amgen Inc.	487,447	150,163
	Zoetis Inc.	440,217	73,622
*	Vertex Pharmaceuticals Inc.	150,828	72,366
	Stryker Corp.	125,372	48,417
*	IDEXX Laboratories Inc.	94,792	41,434
*	DexCom Inc.	455,049	40,213
*	Veeva Systems Inc. Class A	172,014	38,555
	UnitedHealth Group Inc.	72,988	34,666
*	Alnylam Pharmaceuticals Inc.	133,409	32,919
*	Insulet Corp.	81,443	22,174
	Cardinal Health Inc.	168,774	21,853
*	Natera Inc.	133,529	20,776
	Elevance Health Inc.	43,388	17,220
	HCA Healthcare Inc.	52,938	16,215
*	Waters Corp.	41,928	15,821
*	Intra-Cellular Therapies Inc.	119,990	15,383
*	Neurocrine Biosciences Inc.	116,293	13,806
*	Molina Healthcare Inc.	41,700	12,557
*	Penumbra Inc.	42,979	12,268
	West Pharmaceutical Services Inc.	51,372	11,936
50

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Sarepta Therapeutics Inc.	105,666	11,280
	ResMed Inc.	46,303	10,813
*	Exelixis Inc.	273,063	10,565
*	Medpace Holdings Inc.	29,594	9,687
*	Align Technology Inc.	51,217	9,579
*	Edwards Lifesciences Corp.	133,251	9,543
	Cigna Group	29,003	8,957
*	DaVita Inc.	54,981	8,131
	Regeneron Pharmaceuticals Inc.	10,245	7,159
*	Inspire Medical Systems Inc.	34,186	6,344
*	Ionis Pharmaceuticals Inc.	169,901	5,639
*	Masimo Corp.	26,337	4,972
*	IQVIA Holdings Inc.	23,794	4,492
*	Ultragenyx Pharmaceutical Inc.	103,702	4,451
	GE HealthCare Technologies Inc.	49,913	4,360
*	Exact Sciences Corp.	84,062	3,985
	Bruker Corp.	80,833	3,817
*	Viking Therapeutics Inc.	124,060	3,582
*	Apellis Pharmaceuticals Inc.	121,862	3,065
*	Repligen Corp.	9,321	1,484
	Chemed Corp.	1,705	1,024
*	10X Genomics Inc. Class A	82,362	880
*	Incyte Corp.	10,984	807
*	Doximity Inc. Class A	10,742	757
*	Fortrea Holdings Inc.	10,748	149
			2,403,729
Industrials (7.7%)
	Visa Inc. Class A	1,838,394	666,804
	Mastercard Inc. Class A	951,508	548,364
	Automatic Data Processing Inc.	445,064	140,275
	Sherwin-Williams Co.	249,284	90,308
	Union Pacific Corp.	341,045	84,132
	Cintas Corp.	382,818	79,435
	American Express Co.	245,652	73,931
	General Electric Co.	270,005	55,886
*	Fiserv Inc.	210,141	49,528
	Verisk Analytics Inc.	164,369	48,803
	WW Grainger Inc.	44,063	44,998
*	Axon Enterprise Inc.	83,729	44,247
*	Fair Isaac Corp.	23,416	44,171
	Old Dominion Freight Line Inc.	225,648	39,827
	Lockheed Martin Corp.	78,736	35,460
	Illinois Tool Works Inc.	128,189	33,839
	Trane Technologies plc	90,139	31,882
*	Corpay Inc.	78,718	28,893
	Caterpillar Inc.	81,038	27,873
	Honeywell International Inc.	117,869	25,093
*	Boeing Co.	135,362	23,638
	Lennox International Inc.	37,407	22,483
	Paychex Inc.	134,620	20,418
	HEICO Corp. Class A	94,767	20,201
	3M Co.	118,043	18,311
*	Block Inc. (XNYS)	273,447	17,856
	TransDigm Group Inc.	12,830	17,541
*	XPO Inc.	133,331	16,394
	Booz Allen Hamilton Holding Corp.	147,040	15,595
	Comfort Systems USA Inc.	40,977	14,888
	HEICO Corp.	51,363	13,595
	Quanta Services Inc.	51,834	13,458
	Veralto Corp.	129,673	12,936
	United Rentals Inc.	18,295	11,751
*	Paylocity Holding Corp.	50,637	10,345
	Vulcan Materials Co.	39,900	9,868
	EMCOR Group Inc.	20,996	8,585
*	Trex Co. Inc.	124,694	7,692
*	Core & Main Inc. Class A	147,263	7,512
*	Saia Inc.	17,918	7,336
*	Shift4 Payments Inc. Class A	71,528	7,063
	Equifax Inc.	28,802	7,062
51

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
	Eagle Materials Inc.	29,327	6,634
	AAON Inc.	78,675	6,042
*	AZEK Co. Inc.	117,769	5,518
	Louisiana-Pacific Corp.	51,122	5,095
*	Generac Holdings Inc.	33,701	4,588
	RPM International Inc.	33,623	4,166
*	Zebra Technologies Corp. Class A	12,790	4,030
	Howmet Aerospace Inc.	28,861	3,942
	Lincoln Electric Holdings Inc.	17,833	3,686
	Rockwell Automation Inc.	12,317	3,537
	Advanced Drainage Systems Inc.	30,878	3,440
	Expeditors International of Washington Inc.	26,894	3,156
	Ferguson Enterprises Inc.	15,779	2,801
	Armstrong World Industries Inc.	16,970	2,608
	Carlisle Cos. Inc.	7,201	2,454
*	Loar Holdings Inc.	31,809	2,312
	BWX Technologies Inc.	21,749	2,261
*	WillScot Holdings Corp.	61,545	2,028
	Tetra Tech Inc.	67,005	1,956
	Martin Marietta Materials Inc.	3,886	1,878
*	Builders FirstSource Inc.	12,223	1,699
*	BILL Holdings Inc.	29,263	1,615
	TransUnion	12,985	1,200
*	TopBuild Corp.	2,723	834
	Western Union Co.	69,865	757
	Simpson Manufacturing Co. Inc.	4,490	738
*	Standardaero Inc.	26,003	734
*	WEX Inc.	4,238	666
*	Spirit AeroSystems Holdings Inc. Class A	16,751	585
	MKS Instruments Inc.	4,463	410
	Cognex Corp.	10,895	357
	Sealed Air Corp.	9,310	318
			2,580,322
Real Estate (0.5%)
	American Tower Corp.	544,860	112,034
	Iron Mountain Inc.	194,019	18,077
	Simon Property Group Inc.	96,707	17,996
	Public Storage	28,061	8,520
	Equinix Inc.	5,894	5,332
*	Jones Lang LaSalle Inc.	16,998	4,621
	Lamar Advertising Co. Class A	25,686	3,191
			169,771
Technology (58.2%)
	Apple Inc.	16,701,334	4,039,051
	Microsoft Corp.	8,677,828	3,445,011
	NVIDIA Corp.	27,306,518	3,411,130
	Meta Platforms Inc. Class A	2,556,682	1,708,375
	Alphabet Inc. Class A	6,859,193	1,167,983
	Broadcom Inc.	5,305,790	1,058,134
	Alphabet Inc. Class C	5,661,760	975,068
	Oracle Corp.	1,832,735	304,344
	Salesforce Inc.	914,378	272,347
*	Adobe Inc.	517,327	226,879
*	ServiceNow Inc.	239,568	222,741
*	Palantir Technologies Inc. Class A	2,346,675	199,280
	Intuit Inc.	318,597	195,568
	QUALCOMM Inc.	1,222,203	192,094
*	Palo Alto Networks Inc.	754,844	143,745
	Applied Materials Inc.	892,098	141,014
*	Advanced Micro Devices Inc.	1,239,671	123,794
	Lam Research Corp.	1,499,778	115,093
	KLA Corp.	157,155	111,398
*	Crowdstrike Holdings Inc. Class A	268,448	104,603
*	AppLovin Corp. Class A	305,884	99,639
*	Synopsys Inc.	177,522	81,177
*	Cadence Design Systems Inc.	317,976	79,653
*	DoorDash Inc. Class A	359,943	71,427
*	Autodesk Inc.	251,308	68,911
*	Snowflake Inc. Class A	368,775	65,310
52

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Workday Inc. Class A	246,877	65,013
*	Fortinet Inc.	600,697	64,881
	Amphenol Corp. Class A	803,419	53,508
*	Atlassian Corp. Ltd. Class A	185,673	52,779
*	Cloudflare Inc. Class A	349,726	50,815
*	Gartner Inc.	87,932	43,818
*	HubSpot Inc.	56,987	41,258
*	Datadog Inc. Class A	348,605	40,630
	Vertiv Holdings Co. Class A	417,526	39,736
	Monolithic Power Systems Inc.	54,772	33,466
*	GoDaddy Inc. Class A	163,061	29,269
*	Pinterest Inc. Class A	701,316	25,935
*	Tyler Technologies Inc.	42,018	25,565
	Texas Instruments Inc.	128,498	25,184
*	Super Micro Computer Inc. (XNGS)	577,843	23,957
*	MongoDB Inc.	83,485	22,326
*	Zscaler Inc.	108,628	21,316
*	Toast Inc. Class A	528,316	20,393
*	DocuSign Inc.	236,914	19,704
*	Dynatrace Inc.	343,859	19,686
	Teradyne Inc.	165,962	18,233
	Entegris Inc.	175,607	17,775
*	Pure Storage Inc. Class A	312,145	16,378
	CDW Corp.	78,821	14,046
*	PTC Inc.	83,840	13,719
*	Manhattan Associates Inc.	71,416	12,632
*	Elastic NV	101,491	11,810
	NetApp Inc.	107,637	10,743
*	Procore Technologies Inc.	124,725	9,538
*	Confluent Inc. Class A	288,867	9,169
*	Guidewire Software Inc.	43,401	8,738
*	Lattice Semiconductor Corp.	137,583	8,577
*	Gitlab Inc. Class A	142,363	8,572
	HP Inc.	272,088	8,399
	Paycom Software Inc.	37,447	8,219
*	Okta Inc.	84,432	7,640
	Marvell Technology Inc.	80,004	7,346
	Bentley Systems Inc. Class B	163,537	7,179
*	Nutanix Inc. Class A	82,896	6,374
*	Appfolio Inc. Class A	26,447	5,673
*	Globant SA	36,924	5,558
*	UiPath Inc. Class A	427,931	5,264
	Dell Technologies Inc. Class C	50,130	5,151
*	Twilio Inc. Class A	35,347	4,239
	Universal Display Corp.	27,424	4,213
	Pegasystems Inc.	52,045	4,086
*	Unity Software Inc.	156,407	4,010
*	Five9 Inc.	86,584	3,134
*	MicroStrategy Inc. Class A	12,101	3,091
*	RingCentral Inc. Class A	95,925	2,729
*	Teradata Corp.	111,489	2,658
*	Dropbox Inc. Class A	84,270	2,189
*	Onto Innovation Inc.	14,658	2,135
*	nCino Inc.	60,389	1,891
	Jabil Inc.	10,601	1,642
*	VeriSign Inc.	6,136	1,460
*	DoubleVerify Holdings Inc.	95,551	1,328
*,1	Trump Media & Technology Group Corp.	54,337	1,310
*	Dayforce Inc.	18,476	1,145
*	SentinelOne Inc. Class A	52,492	1,083
*	EPAM Systems Inc.	3,891	802
	KBR Inc.	13,326	653
*	Astera Labs Inc.	6,112	454
*	Paycor HCM Inc.	9,439	211
*	Ingram Micro Holding Corp.	4,945	107
			19,614,311
Telecommunications (0.5%)
*	Arista Networks Inc.	1,202,082	111,854
	Motorola Solutions Inc.	91,519	40,288
53

Russell 1000 Growth Index Fund
		Shares	Market Value• ($000)
*	Liberty Broadband Corp. Class C	31,483	2,590
*	Roku Inc.	22,188	1,853
	Ubiquiti Inc.	2,110	721
	Iridium Communications Inc.	11,994	378
*	Liberty Broadband Corp. Class A	4,533	370
			158,054
Utilities (0.6%)
	Waste Management Inc.	467,829	108,901
	Vistra Corp.	395,704	52,890
	Constellation Energy Corp.	58,373	14,625
	NRG Energy Inc.	98,020	10,362
			186,778
Total Common Stocks (Cost $20,942,709)			33,687,677
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.351% (Cost $3,761)	37,616	3,762
Total Investments (100.0%) (Cost $20,946,470)			33,691,439
Other Assets and Liabilities—Net (0.0%)			15,921
Net Assets (100%)			33,707,360
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,725,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,773,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	78	23,257	(422)

See accompanying Notes, which are an integral part of the Financial Statements.
54

Russell 1000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $20,942,709)	33,687,677
Affiliated Issuers (Cost $3,761)	3,762
Total Investments in Securities	33,691,439
Investment in Vanguard	915
Cash	4,594
Cash Collateral Pledged—Futures Contracts	1,210
Receivables for Investment Securities Sold	42
Receivables for Accrued Income	14,239
Receivables for Capital Shares Issued	2,086
Variation Margin Receivable—Futures Contracts	344
Total Assets	33,714,869
Liabilities
Payables for Investment Securities Purchased	51
Collateral for Securities on Loan	1,773
Payables for Capital Shares Redeemed	4,848
Payables to Vanguard	837
Total Liabilities	7,509
Net Assets	33,707,360
1 Includes $1,725,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	21,761,408
Total Distributable Earnings (Loss)	11,945,952
Net Assets	33,707,360

ETF Shares—Net Assets
Applicable to 253,456,844 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,733,611
Net Asset Value Per Share—ETF Shares	$101.53

Institutional Shares—Net Assets
Applicable to 10,209,830 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,973,749
Net Asset Value Per Share—Institutional Shares	$780.99

See accompanying Notes, which are an integral part of the Financial Statements.
55

Russell 1000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	97,634
Interest[2]	460
Securities Lending—Net	95
Total Income	98,189
Expenses
The Vanguard Group—Note B
Investment Advisory Services	310
Management and Administrative—ETF Shares	7,487
Management and Administrative—Institutional Shares	2,481
Marketing and Distribution—ETF Shares	583
Marketing and Distribution—Institutional Shares	153
Custodian Fees	128
Shareholders’ Reports and Proxy Fees—ETF Shares	1,029
Shareholders’ Reports and Proxy Fees—Institutional Shares	18
Trustees’ Fees and Expenses	9
Other Expenses	13
Total Expenses	12,211
Net Investment Income	85,978
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	222,803
Futures Contracts	1,788
Realized Net Gain (Loss)	224,591
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,088,841
Futures Contracts	(803)
Change in Unrealized Appreciation (Depreciation)	2,088,038
Net Increase (Decrease) in Net Assets Resulting from Operations	2,398,607
1	Dividends are net of foreign withholding taxes of $1,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $404,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $236,255,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
56

Russell 1000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	85,978	157,607
Realized Net Gain (Loss)	224,591	1,055,299
Change in Unrealized Appreciation (Depreciation)	2,088,038	5,294,880
Net Increase (Decrease) in Net Assets Resulting from Operations	2,398,607	6,507,786
Distributions
ETF Shares	(65,558)	(128,253)
Institutional Shares	(22,720)	(39,371)
Total Distributions	(88,278)	(167,624)
Capital Share Transactions
ETF Shares	2,273,280	3,274,599
Institutional Shares	(352,157)	2,495,995
Net Increase (Decrease) from Capital Share Transactions	1,921,123	5,770,594
Total Increase (Decrease)	4,231,452	12,110,756
Net Assets
Beginning of Period	29,475,908	17,365,152
End of Period	33,707,360	29,475,908

See accompanying Notes, which are an integral part of the Financial Statements.
57

Russell 1000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$94.09	$72.51	$60.05	$74.77	$58.66	$41.14
Investment Operations
Net Investment Income[2]	.267	.550	.578	.523	.460	.475
Net Realized and Unrealized Gain (Loss) on Investments	7.450	21.619	12.437	(14.754)	16.099	17.530
Total from Investment Operations	7.717	22.169	13.015	(14.231)	16.559	18.005
Distributions
Dividends from Net Investment Income	(.277)	(.589)	(.555)	(.489)	(.449)	(.485)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.277)	(.589)	(.555)	(.489)	(.449)	(.485)
Net Asset Value, End of Period	$101.53	$94.09	$72.51	$60.05	$74.77	$58.66
Total Return	8.20%	30.70%	21.87%	-19.11%	28.40%	44.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,734	$21,759	$13,652	$7,311	$7,455	$4,951
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[3]	0.08%	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.52%	0.66%	0.92%	0.77%	0.72%	1.04%
Portfolio Turnover Rate[4]	1%	11%	14%	13%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 4-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
58

Russell 1000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$723.75	$557.73	$461.93	$575.10	$451.15	$316.39
Investment Operations
Net Investment Income[1]	2.089	4.222	4.482	4.036	3.573	3.695
Net Realized and Unrealized Gain (Loss) on Investments	57.316	166.387	95.622	(113.399)	123.861	134.792
Total from Investment Operations	59.405	170.609	100.104	(109.363)	127.434	138.487
Distributions
Dividends from Net Investment Income	(2.165)	(4.589)	(4.304)	(3.807)	(3.484)	(3.727)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.165)	(4.589)	(4.304)	(3.807)	(3.484)	(3.727)
Net Asset Value, End of Period	$780.99	$723.75	$557.73	$461.93	$575.10	$451.15
Total Return	8.21%	30.72%	21.86%	-19.09%	28.42%	44.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,974	$7,717	$3,713	$2,754	$3,573	$3,542
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.65%	0.94%	0.77%	0.74%	1.06%
Portfolio Turnover Rate[3]	1%	11%	14%	13%	14%	14%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
59

Russell 1000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 1000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
60

Russell 1000 Growth Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $915,000, representing less than 0.01% of the fund’s net assets and 0.37% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At February 28, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,968,485
Gross Unrealized Appreciation	12,995,707
Gross Unrealized Depreciation	(273,175)
Net Unrealized Appreciation (Depreciation)	12,722,532
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,027,825,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $309,904,000 of investment securities and sold $517,705,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,457,287,000 and $324,055,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $111,552,000 and sales were $59,856,000, resulting in net realized gain of $3,039,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
61

Russell 1000 Growth Index Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,597,612	25,475	5,620,492	69,325
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(324,332)	(3,275)	(2,345,893)	(26,350)
Net Increase (Decrease)—ETF Shares	2,273,280	22,200	3,274,599	42,975
Institutional Shares
Issued	414,686	530	3,343,184	5,327
Issued in Lieu of Cash Distributions	21,389	28	36,530	57
Redeemed	(788,232)	(1,010)	(883,719)	(1,380)
Net Increase (Decrease)—Institutional Shares	(352,157)	(452)	2,495,995	4,004
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18482 042025
62

Financial Statements
For the six-months ended February 28, 2025
Vanguard Russell 2000 Index Funds
Vanguard Russell 2000 Index Fund
Vanguard Russell 2000 Value Index Fund
Vanguard Russell 2000 Growth Index Fund

Contents
Russell 2000 Index Fund	1
Russell 2000 Value Index Fund	39
Russell 2000 Growth Index Fund	69

Russell 2000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.9%)
	Carpenter Technology Corp.	217,824	45,105
	Mueller Industries Inc.	511,558	41,017
	UFP Industries Inc.	277,058	29,645
*	Arcadium Lithium plc	4,961,114	28,973
	Balchem Corp.	147,957	25,749
	Commercial Metals Co.	521,643	25,268
	Cabot Corp.	245,360	21,101
	Avient Corp.	413,782	17,697
*	Coeur Mining Inc.	2,861,452	14,737
	Hecla Mining Co.	2,691,048	13,805
	Sensient Technologies Corp.	192,836	13,383
	Innospec Inc.	114,223	11,812
	Sylvamo Corp.	159,368	11,331
*	Uranium Energy Corp.	1,828,110	10,237
	Minerals Technologies Inc.	145,028	9,969
	Hawkins Inc.	88,652	9,308
*	SSR Mining Inc. (XTSE)	927,963	9,270
	Quaker Chemical Corp.	63,272	8,796
	Materion Corp.	94,187	8,605
*	Ingevity Corp.	166,723	7,946
*	Constellium SE	593,219	6,751
*	Perimeter Solutions Inc.	611,796	6,473
	Stepan Co.	97,753	6,037
	Kaiser Aluminum Corp.	73,248	5,183
*	Century Aluminum Co.	241,866	4,583
	Tronox Holdings plc	543,971	4,221
	Worthington Steel Inc.	149,297	3,982
	Orion SA	264,431	3,697
*	Ecovyst Inc.	533,599	3,623
*,1	Energy Fuels Inc.	860,029	3,543
*	Novagold Resources Inc.	1,119,824	3,359
	AdvanSix Inc.	117,323	3,276
	Ryerson Holding Corp.	122,973	3,096
*	Metallus Inc.	196,537	2,838
	Koppers Holdings Inc.	91,172	2,654
*,1	MAC Copper Ltd.	248,127	2,499
*	Ivanhoe Electric Inc.	384,941	2,391
*	Rayonier Advanced Materials Inc.	293,176	2,257
*,1	Encore Energy Corp.	829,931	2,091
*	Northwest Pipe Co.	44,644	1,967
*	Clearwater Paper Corp.	73,946	1,934
*	LSB Industries Inc.	243,526	1,785
	Radius Recycling Inc.	120,400	1,665
	Mativ Holdings Inc.	245,617	1,660
	Compass Minerals International Inc.	157,934	1,649
*	Ur-Energy Inc.	1,608,710	1,541
*	Perpetua Resources Corp.	175,759	1,508
	Olympic Steel Inc.	45,231	1,503
*	GrafTech International Ltd.	1,183,960	1,385
*	Intrepid Potash Inc.	49,808	1,300
*,1	ASP Isotopes Inc.	241,515	1,150
*,1	i-80 Gold Corp.	1,440,422	1,115
*	Dakota Gold Corp.	322,427	977
*	Tredegar Corp.	121,273	945
*,1	Lifezone Metals Ltd.	167,587	902
	Caledonia Mining Corp. plc	75,385	759
*	NN Inc.	210,568	642
	American Vanguard Corp.	115,154	592
*,1	Piedmont Lithium Inc.	82,531	586
	Omega Flex Inc.	16,250	579

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	FutureFuel Corp.	119,473	540
*	Contango ORE Inc.	46,861	439
	Northern Technologies International Corp.	36,385	413
*	LanzaTech Global Inc.	511,295	408
	Valhi Inc.	10,902	187
*,1	Critical Metals Corp.	38,155	73
			464,512
Consumer Discretionary (11.4%)
*	Brinker International Inc.	201,684	33,244
*	Taylor Morrison Home Corp.	468,443	28,875
	Group 1 Automotive Inc.	60,578	27,840
*	Stride Inc.	194,849	26,655
*	Champion Homes Inc.	245,661	25,180
*	Asbury Automotive Group Inc.	90,071	24,175
	Meritage Homes Corp.	329,006	23,843
*	Abercrombie & Fitch Co. Class A	230,257	23,714
*	Cavco Industries Inc.	37,924	19,892
*	Shake Shack Inc. Class A	174,040	18,901
	Six Flags Entertainment Corp.	424,957	18,685
	KB Home	297,736	18,162
*	SkyWest Inc.	181,286	17,931
*	Adtalem Global Education Inc.	171,505	17,547
*	Urban Outfitters Inc.	290,106	16,881
*	Boot Barn Holdings Inc.	135,486	16,588
	Kontoor Brands Inc.	251,895	16,383
	Rush Enterprises Inc. Class A	279,299	16,289
*	frontdoor Inc.	352,691	16,040
	Academy Sports & Outdoors Inc.	315,487	15,645
*	Dorman Products Inc.	118,435	15,569
	Graham Holdings Co. Class B	14,624	14,387
*	M/I Homes Inc.	122,029	14,293
*	Hilton Grand Vacations Inc.	327,414	14,046
	TEGNA Inc.	758,239	13,800
*	Tri Pointe Homes Inc.	421,678	13,350
*	Cinemark Holdings Inc.	505,270	12,940
*	Goodyear Tire & Rubber Co.	1,305,609	12,338
*	Peloton Interactive Inc. Class A	1,612,986	12,146
[1]	Cheesecake Factory Inc.	221,161	11,949
*	Laureate Education Inc.	596,694	11,898
	LCI Industries	113,640	11,798
	Interparfums Inc.	83,306	11,573
	Red Rock Resorts Inc. Class A	225,294	11,258
*	OPENLANE Inc.	492,285	10,978
	Steven Madden Ltd.	332,036	10,887
*	ACV Auctions Inc. Class A	677,758	10,885
*	Visteon Corp.	124,999	10,840
	American Eagle Outfitters Inc.	814,233	10,658
*	Life Time Group Holdings Inc.	349,728	10,653
*	Sweetgreen Inc. Class A	459,026	10,447
	PriceSmart Inc.	114,957	10,276
	HNI Corp.	217,640	10,140
	Signet Jewelers Ltd.	193,804	10,140
*	Hanesbrands Inc.	1,619,801	9,767
*	Victoria's Secret & Co.	359,729	9,616
	Phinia Inc.	191,115	9,424
*	JetBlue Airways Corp.	1,431,645	9,334
*	Atlanta Braves Holdings Inc. Class C	230,187	9,293
	International Game Technology plc	520,153	9,222
	Dana Inc.	596,855	8,875
	Century Communities Inc.	127,736	8,869
	OneSpaWorld Holdings Ltd.	460,387	8,784
	La-Z-Boy Inc.	193,483	8,753
*	Green Brick Partners Inc.	142,212	8,494
	Acushnet Holdings Corp.	129,412	8,321
	Strategic Education Inc.	101,807	8,199
	Perdoceo Education Corp.	299,430	7,665
*	United Parks & Resorts Inc.	149,582	7,554
*	Central Garden & Pet Co. Class A	239,168	7,529
*	Sonos Inc.	550,583	7,279

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	John Wiley & Sons Inc. Class A	182,481	7,277
*	Sabre Corp.	1,749,818	7,227
*	LGI Homes Inc.	95,899	7,042
	Papa John's International Inc.	152,256	6,905
	MillerKnoll Inc.	319,199	6,863
*	Foot Locker Inc.	381,577	6,609
*	Knowles Corp.	397,637	6,597
*	Arlo Technologies Inc.	447,761	6,439
	Upbound Group Inc.	245,366	6,335
*	Adient plc	397,403	6,291
*	Madison Square Garden Entertainment Corp.	180,731	6,241
	Worthington Enterprises Inc.	144,102	6,051
*	Helen of Troy Ltd.	104,315	5,740
	Buckle Inc.	141,324	5,660
*	Sphere Entertainment Co.	124,262	5,422
*	Despegar.com Corp.	281,840	5,417
*	Fox Factory Holding Corp.	194,053	5,381
	Monarch Casino & Resort Inc.	58,705	5,376
	Wolverine World Wide Inc.	363,201	5,372
	Interface Inc.	262,637	5,313
	PROG Holdings Inc.	186,501	5,291
*	AMC Entertainment Holdings Inc. Class A	1,598,883	5,276
	Winnebago Industries Inc.	129,492	5,233
	Allegiant Travel Co.	70,836	5,206
	Steelcase Inc. Class A	424,420	5,161
	Super Group SGHC Ltd.	686,127	5,153
*	Everi Holdings Inc.	371,741	5,119
*	Universal Technical Institute Inc.	180,879	5,108
*	IMAX Corp.	196,428	5,029
*	Lions Gate Entertainment Corp. Class B	569,344	5,016
	Camping World Holdings Inc. Class A	256,824	5,006
*	Coursera Inc.	630,195	4,991
*	G-III Apparel Group Ltd.	178,933	4,844
*	QuinStreet Inc.	246,354	4,824
*	Driven Brands Holdings Inc.	274,875	4,819
*	Global Business Travel Group I	574,893	4,777
*	Revolve Group Inc.	175,751	4,668
*	Gentherm Inc.	140,870	4,660
	Sonic Automotive Inc. Class A	67,683	4,613
	Cracker Barrel Old Country Store Inc.	100,971	4,573
*	National Vision Holdings Inc.	357,214	4,540
	Winmark Corp.	13,413	4,508
*	Sally Beauty Holdings Inc.	472,604	4,263
*	Topgolf Callaway Brands Corp.	649,805	4,243
	Oxford Industries Inc.	68,072	4,223
*	Rush Street Interactive Inc.	348,391	4,062
*	Udemy Inc.	417,884	4,028
*	Cars.com Inc.	301,611	3,981
*,2	XPEL Inc.	115,744	3,869
*	Pursuit Attractions & Hospitality Inc.	93,794	3,724
*	Mister Car Wash Inc.	432,127	3,669
*	Integral Ad Science Holding Corp.	335,194	3,526
*	Portillo's Inc. Class A	246,611	3,445
	Matthews International Corp. Class A	136,432	3,400
	Jack in the Box Inc.	87,537	3,365
	Bloomin' Brands Inc.	353,706	3,318
*	BJ's Restaurants Inc.	86,934	3,315
*	Liquidity Services Inc.	97,988	3,281
*	RealReal Inc.	460,081	3,138
*	Dave & Buster's Entertainment Inc.	148,452	3,101
*	Dream Finders Homes Inc. Class A	127,421	3,047
*	Malibu Boats Inc. Class A	90,049	3,006
*	Beazer Homes USA Inc.	134,290	2,995
	Ethan Allen Interiors Inc.	104,808	2,987
	Sturm Ruger & Co. Inc.	75,113	2,964
*	Thryv Holdings Inc.	171,952	2,964
*	First Watch Restaurant Group Inc.	138,574	2,954
*	Sun Country Airlines Holdings Inc.	180,434	2,907
	Golden Entertainment Inc.	90,108	2,801
	Standard Motor Products Inc.	95,930	2,737

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Figs Inc. Class A	597,535	2,731
*	Lions Gate Entertainment Corp. Class A	272,107	2,713
*	Gannett Co. Inc.	646,310	2,611
*	American Axle & Manufacturing Holdings Inc.	523,305	2,596
*	Accel Entertainment Inc.	236,524	2,547
	Caleres Inc.	157,312	2,542
*	Stagwell Inc.	391,689	2,542
*	MarineMax Inc.	99,372	2,519
*	Daily Journal Corp.	6,380	2,509
	Carriage Services Inc.	62,182	2,494
*	KinderCare Learning Cos. Inc.	127,916	2,489
	Monro Inc.	137,530	2,449
	Krispy Kreme Inc.	393,159	2,442
*	Corsair Gaming Inc.	204,585	2,402
*	Hertz Global Holdings Inc.	561,400	2,341
	Build-A-Bear Workshop Inc.	56,938	2,330
	Scholastic Corp.	106,309	2,327
*	ODP Corp.	148,946	2,318
*	Hovnanian Enterprises Inc. Class A	22,648	2,304
	Rush Enterprises Inc. Class B	39,691	2,260
	Arhaus Inc.	234,724	2,235
	Smith & Wesson Brands Inc.	204,456	2,220
	A-Mark Precious Metals Inc.	81,446	2,214
*	Stitch Fix Inc. Class A	466,406	2,206
*	Lincoln Educational Services Corp.	119,470	2,192
*	PlayAGS Inc.	179,265	2,173
	Sinclair Inc.	146,510	2,127
*	National CineMedia Inc.	316,947	2,120
*	Atlanta Braves Holdings Inc. Class A	46,642	2,058
*	Clear Channel Outdoor Holdings Inc.	1,613,826	2,017
	Marcus Corp.	106,504	1,953
*	Eastman Kodak Co.	277,734	1,950
	RCI Hospitality Holdings Inc.	38,080	1,895
*,1	GigaCloud Technology Inc. Class A	109,180	1,848
*	Lindblad Expeditions Holdings Inc.	165,100	1,844
	Shoe Carnival Inc.	81,330	1,801
*	Funko Inc. Class A	143,037	1,762
	Dine Brands Global Inc.	70,088	1,758
*	Genesco Inc.	47,902	1,752
*	Kura Sushi USA Inc. Class A	27,110	1,686
	Arko Corp.	367,994	1,660
*	Boston Omaha Corp. Class A	113,428	1,615
*	Potbelly Corp.	125,481	1,600
*	Clean Energy Fuels Corp.	779,154	1,590
*	Central Garden & Pet Co.	44,188	1,559
	Haverty Furniture Cos. Inc.	67,227	1,535
*	American Public Education Inc.	71,824	1,520
*	Xponential Fitness Inc. Class A	111,618	1,474
	Gray Media Inc.	391,595	1,472
	Global Industrial Co.	61,794	1,449
*	Sleep Number Corp.	98,487	1,386
*	Frontier Group Holdings Inc.	192,502	1,386
*	America's Car-Mart Inc.	32,546	1,362
*	Lovesac Co.	64,995	1,362
*	El Pollo Loco Holdings Inc.	119,233	1,344
	Movado Group Inc.	69,354	1,339
*	Beyond Inc.	208,934	1,335
	Nathan's Famous Inc.	13,102	1,335
*	MasterCraft Boat Holdings Inc.	74,325	1,307
*	Turtle Beach Corp.	75,067	1,287
*	Legacy Housing Corp.	50,860	1,256
	Cricut Inc. Class A	216,367	1,168
*	Cooper-Standard Holdings Inc.	77,048	1,167
*	Denny's Corp.	228,775	1,137
*	Gambling.com Group Ltd.	79,504	1,131
*	Latham Group Inc.	183,468	1,084
*	Inspired Entertainment Inc.	99,884	1,077
*	AMC Networks Inc. Class A	146,059	1,066
*	Petco Health & Wellness Co. Inc.	386,214	1,039
*	Zumiez Inc.	70,404	1,004

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	BARK Inc.	590,754	998
*	European Wax Center Inc. Class A	153,496	998
*	JAKKS Pacific Inc.	36,824	997
*	Tile Shop Holdings Inc.	130,940	991
*	iRobot Corp.	136,001	989
	Weyco Group Inc.	27,603	960
	Flexsteel Industries Inc.	21,223	955
*	OneWater Marine Inc. Class A	54,604	904
*	Outbrain Inc.	180,482	894
*	iHeartMedia Inc. Class A	486,086	860
*	ThredUP Inc. Class A	364,194	860
*	Leslie's Inc.	820,521	853
	Superior Group of Cos. Inc.	59,561	851
*	Biglari Holdings Inc. Class B	3,406	835
*	1-800-Flowers.com Inc. Class A	118,126	815
*	Savers Value Village Inc.	107,316	803
*	Lands' End Inc.	64,939	765
	Designer Brands Inc. Class A	184,338	741
	Hamilton Beach Brands Holding Co. Class A	37,875	738
*	Citi Trends Inc.	29,601	729
*	Full House Resorts Inc.	150,320	723
*	Stoneridge Inc.	124,630	700
*	Reservoir Media Inc.	88,660	694
	Escalade Inc.	45,334	690
	Rocky Brands Inc.	33,014	672
*	Playstudios Inc.	402,850	657
*	AMMO Inc.	409,957	656
	J Jill Inc.	27,514	652
	Clarus Corp.	139,843	643
*,1	Webtoon Entertainment Inc.	70,320	636
	Hooker Furnishings Corp.	48,602	635
	Entravision Communications Corp. Class A	281,426	628
*	Landsea Homes Corp.	82,186	585
	Johnson Outdoors Inc. Class A	21,727	584
*	Holley Inc.	212,802	579
*	Destination XL Group Inc.	245,036	561
*,1	Torrid Holdings Inc.	91,564	549
	Townsquare Media Inc. Class A	63,639	544
*	Nerdy Inc.	353,559	537
*,1	Luminar Technologies Inc.	102,160	531
	Virco Mfg. Corp.	50,360	518
*	Cardlytics Inc.	192,241	506
*,1	Wheels Up Experience Inc.	409,865	496
*	Chegg Inc.	453,825	495
*	EW Scripps Co. Class A	277,177	449
*,1	Blink Charging Co.	440,118	449
*	GoPro Inc. Class A	572,472	427
*,1	SES AI Corp.	597,211	396
*	Traeger Inc.	156,715	364
*	Vera Bradley Inc.	109,402	359
	Marine Products Corp.	39,811	342
*	RumbleON Inc. Class B	78,141	329
*	ONE Group Hospitality Inc.	95,403	311
	Emerald Holding Inc.	69,711	287
	Lifetime Brands Inc.	56,428	282
*	LiveOne Inc.	342,748	265
	NL Industries Inc.	38,386	264
*	Tilly's Inc. Class A	67,293	256
*	Purple Innovation Inc.	261,516	222
*	Vacasa Inc. Class A	42,997	220
*,1	Golden Matrix Group Inc.	91,246	192
*,1	Livewire Group Inc.	82,928	191
	CompX International Inc.	6,509	155
*	Solo Brands Inc. Class A	128,941	96
*	United Homes Group Inc.	24,208	90
*	aka Brands Holding Corp.	2,331	33
*	QVC Group Inc.	2,906	29
			1,351,321

Russell 2000 Index Fund
		Shares	Market Value• ($000)
Consumer Staples (2.7%)
*	Sprouts Farmers Market Inc.	461,123	68,431
	Primo Brands Corp.	722,383	24,337
	Lancaster Colony Corp.	89,572	17,122
	Cal-Maine Foods Inc.	187,780	16,973
*	Simply Good Foods Co.	417,536	15,762
	WD-40 Co.	62,373	14,883
	Energizer Holdings Inc.	329,540	10,127
*	Chefs' Warehouse Inc.	159,977	10,011
	J & J Snack Foods Corp.	69,937	9,193
*	United Natural Foods Inc.	268,653	8,540
	Edgewell Personal Care Co.	222,358	6,998
*	TreeHouse Foods Inc.	215,904	6,797
	Andersons Inc.	149,496	6,395
[1]	WK Kellogg Co.	300,530	5,957
	Universal Corp.	109,938	5,894
*	Vita Coco Co. Inc.	179,525	5,824
	Weis Markets Inc.	75,315	5,572
	Turning Point Brands Inc.	78,502	5,519
*	Vital Farms Inc.	152,559	5,051
	Dole plc	343,692	5,028
	Fresh Del Monte Produce Inc.	154,778	4,719
	National Beverage Corp.	107,643	4,287
	Utz Brands Inc.	301,275	4,103
	Ingles Markets Inc. Class A	66,662	4,096
*	Herbalife Ltd.	463,787	3,849
	SpartanNash Co.	154,302	3,115
	John B Sanfilippo & Son Inc.	41,297	2,918
*	SunOpta Inc.	433,624	2,719
*	Mission Produce Inc.	198,826	2,456
	B&G Foods Inc.	355,413	2,374
	MGP Ingredients Inc.	64,773	2,121
*	Honest Co. Inc.	377,795	2,040
	ACCO Brands Corp.	427,701	1,997
	Oil-Dri Corp. of America	44,574	1,966
	Natural Grocers by Vitamin Cottage Inc.	42,832	1,903
	Nu Skin Enterprises Inc. Class A	228,969	1,813
	Calavo Growers Inc.	76,330	1,750
*	Seneca Foods Corp. Class A	21,418	1,739
	Limoneira Co.	75,782	1,670
*	USANA Health Sciences Inc.	52,648	1,558
*	Hain Celestial Group Inc.	408,098	1,461
	Village Super Market Inc. Class A	39,519	1,245
*,1	Westrock Coffee Co.	153,755	981
	Alico Inc.	32,519	955
*	Mama's Creations Inc.	151,037	924
*	Olaplex Holdings Inc.	634,270	920
*,1	Beyond Meat Inc.	273,010	863
*	Nature's Sunshine Products Inc.	56,986	830
*	Guardian Pharmacy Services Inc. Class A	38,898	778
*	Medifast Inc.	49,201	707
*	Brookfield Realty Capital Corp. Class A	238,439	615
*	Beauty Health Co.	340,505	501
*	Lifeway Foods Inc.	20,802	440
*,1	Waldencast plc Class A	111,673	364
*	HF Foods Group Inc.	181,733	347
*	Veru Inc.	604,093	314
*	GrowGeneration Corp.	259,090	295
*	Smithfield Foods Inc.	11,974	250
*,1	Forafric Global plc	25,845	234
*,1	Cibus Inc.	82,233	169
			320,800
Energy (5.1%)
*	NEXTracker Inc. Class A	660,401	29,071
	ChampionX Corp.	872,907	26,013
	Archrock Inc.	763,734	20,712
*	CNX Resources Corp.	667,856	19,301
	Magnolia Oil & Gas Corp. Class A	792,866	18,561
	Core Natural Resources Inc.	240,615	17,866

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Murphy Oil Corp.	656,624	17,394
	Golar LNG Ltd.	452,912	17,365
	SM Energy Co.	523,659	17,129
	Noble Corp. plc	632,263	16,376
	Cactus Inc. Class A	305,098	16,030
	Patterson-UTI Energy Inc.	1,781,323	14,803
	Northern Oil & Gas Inc.	454,516	14,317
	California Resources Corp.	316,026	14,101
	Liberty Energy Inc.	725,426	12,528
	Helmerich & Payne Inc.	442,610	11,734
	Warrior Met Coal Inc.	237,087	11,413
	Kinetik Holdings Inc.	175,239	10,223
*	Oceaneering International Inc.	462,096	10,208
*	Tidewater Inc.	223,526	10,197
*	Valaris Ltd.	282,533	10,086
*	Gulfport Energy Corp.	59,352	10,078
	PBF Energy Inc. Class A	460,029	9,858
*	Transocean Ltd. (XNYS)	3,335,108	9,839
	Crescent Energy Co. Class A	744,549	9,396
*	Seadrill Ltd.	318,580	8,114
	Peabody Energy Corp.	578,160	7,973
	World Kinect Corp.	261,099	7,817
*	DNOW Inc.	482,491	7,710
*	Comstock Resources Inc.	422,592	7,598
	Sitio Royalties Corp. Class A	369,415	7,388
*	Alpha Metallurgical Resources Inc.	50,249	6,910
*	Sable Offshore Corp.	231,149	6,558
	Kodiak Gas Services Inc.	148,775	6,397
[1]	Atlas Energy Solutions Inc.	310,769	6,023
*	Kosmos Energy Ltd.	2,140,809	6,016
*	Centrus Energy Corp. Class A	66,194	6,006
*	Talos Energy Inc.	663,554	5,972
*,1	Plug Power Inc.	3,647,019	5,872
*	Helix Energy Solutions Group Inc.	660,027	5,689
*	Expro Group Holdings NV	433,604	5,156
	Select Water Solutions Inc.	417,876	5,069
	Delek US Holdings Inc.	290,255	4,731
*	MRC Global Inc.	386,294	4,701
*	NextDecade Corp.	529,307	4,351
*	Bristow Group Inc.	112,506	4,167
	Solaris Energy Infrastructure Inc.	114,856	3,922
*	Array Technologies Inc.	699,841	3,695
*	American Superconductor Corp.	160,114	3,636
*	Par Pacific Holdings Inc.	249,868	3,591
*	Vital Energy Inc.	131,176	3,504
	SunCoke Energy Inc.	384,848	3,491
*	ProPetro Holding Corp.	398,859	3,366
	Core Laboratories Inc.	215,505	3,153
	Vitesse Energy Inc.	114,879	2,954
	CVR Energy Inc.	156,060	2,875
[1]	Diversified Energy Co. plc	215,805	2,872
*	Innovex International Inc.	156,670	2,869
[1]	Borr Drilling Ltd.	1,089,474	2,767
*	REX American Resources Corp.	70,852	2,736
*	NPK International Inc.	385,907	2,354
*	Shoals Technologies Group Inc. Class A	763,987	2,315
*	TETRA Technologies Inc.	577,764	2,190
	RPC Inc.	387,669	2,163
	VAALCO Energy Inc.	480,338	1,921
*	Ameresco Inc. Class A	148,257	1,749
	SandRidge Energy Inc.	147,058	1,721
*	Green Plains Inc.	290,077	1,703
*	Nabors Industries Ltd. (XNYS)	41,515	1,668
	Riley Exploration Permian Inc.	51,774	1,634
*	Fluence Energy Inc.	281,338	1,609
*	Matrix Service Co.	120,722	1,507
*	Oil States International Inc.	274,044	1,491
	Berry Corp.	348,682	1,419
	Granite Ridge Resources Inc.	240,549	1,412
*	BKV Corp.	66,397	1,341

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Natural Gas Services Group Inc.	49,043	1,261
*	EVgo Inc.	460,707	1,221
*,1	ChargePoint Holdings Inc.	1,808,469	1,204
	Ranger Energy Services Inc. Class A	72,009	1,203
*	Hallador Energy Co.	116,883	1,129
	Ramaco Resources Inc. Class A	118,020	1,055
*	Montauk Renewables Inc.	301,737	1,035
*	Forum Energy Technologies Inc.	53,777	1,003
*,1	Solid Power Inc.	726,942	894
*	Amplify Energy Corp.	179,371	870
*	Ring Energy Inc.	677,868	868
[1]	HighPeak Energy Inc.	66,258	856
*,1	Sunnova Energy International Inc.	495,330	822
*,1	Freyr Battery Inc.	512,330	784
*	DMC Global Inc.	89,469	759
	W&T Offshore Inc.	451,163	753
*,1	ProFrac Holding Corp. Class A	101,925	733
	Evolution Petroleum Corp.	140,451	708
*	SEACOR Marine Holdings Inc.	110,802	642
*,1	Energy Vault Holdings Inc.	472,318	642
*	PrimeEnergy Resources Corp.	3,253	637
	NACCO Industries Inc. Class A	18,469	596
*,1	FuelCell Energy Inc.	84,457	487
*	Empire Petroleum Corp.	69,382	479
*	Geospace Technologies Corp.	54,578	441
*,1	Stem Inc.	695,345	299
*,1	Aemetis Inc.	165,295	298
*	Mammoth Energy Services Inc.	110,243	270
	Ramaco Resources Inc. Class B	27,706	245
*,1	TPI Composites Inc.	211,376	239
*	Drilling Tools International Corp.	56,028	181
*	Infinity Natural Resources Inc. Class A	8,971	161
*,1	SolarMax Technology Inc.	136,101	158
*	Flowco Holdings Inc. Class A	5,598	144
*	Verde Clean Fuels Inc.	15,245	63
			601,585
Financials (18.8%)
	SouthState Corp.	447,637	45,122
	UMB Financial Corp.	311,927	34,415
	Old National Bancorp	1,439,292	34,183
*	Mr. Cooper Group Inc.	288,741	32,446
	Jackson Financial Inc. Class A	343,377	31,464
	Cadence Bank	833,654	27,644
	Essent Group Ltd.	477,316	27,503
	Hamilton Lane Inc. Class A	175,782	27,478
	Home BancShares Inc.	852,300	25,526
	Glacier Bancorp Inc.	521,649	25,477
*	Clearwater Analytics Holdings Inc. Class A	818,288	25,449
*	Upstart Holdings Inc.	359,500	23,968
	Selective Insurance Group Inc.	278,369	23,952
	Piper Sandler Cos.	79,535	23,035
	Moelis & Co. Class A	323,425	22,847
	Radian Group Inc.	693,415	22,820
	Hancock Whitney Corp.	397,181	22,691
	First Financial Bankshares Inc.	595,920	22,442
	United Bankshares Inc.	605,299	21,876
	ServisFirst Bancshares Inc.	232,354	21,237
	Valley National Bancorp	2,142,009	21,077
	CNO Financial Group Inc.	482,106	20,099
	FirstCash Holdings Inc.	176,302	19,795
	Ameris Bancorp	301,317	19,459
*	Enstar Group Ltd.	57,981	19,296
	Associated Banc-Corp.	740,490	18,401
*,1	MARA Holdings Inc.	1,303,541	18,145
	StepStone Group Inc. Class A	300,407	18,072
	United Community Banks Inc.	547,807	17,656
	PJT Partners Inc. Class A	106,755	17,002
*	Texas Capital Bancshares Inc.	212,353	16,810
*	Axos Financial Inc.	250,261	16,717

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	International Bancshares Corp.	247,449	16,579
	BGC Group Inc. Class A	1,668,124	16,514
	Blackstone Mortgage Trust Inc. Class A	794,168	16,503
	Fulton Financial Corp.	831,747	16,485
	Eastern Bankshares Inc.	884,294	15,820
*	StoneX Group Inc.	126,668	15,285
	Community Financial System Inc.	239,590	15,164
*	Palomar Holdings Inc.	117,858	15,164
	Cathay General Bancorp	318,727	14,964
	WSFS Financial Corp.	270,837	14,704
	Atlantic Union Bankshares Corp.	409,591	14,610
	First BanCorp (XNYS)	741,293	14,433
	Burford Capital Ltd.	917,976	14,320
	Flagstar Financial Inc.	1,161,641	13,940
*	Genworth Financial Inc.	1,969,741	13,690
	Independent Bank Corp. (XNGS)	194,518	13,336
*	Oscar Health Inc. Class A	912,360	13,330
*	NMI Holdings Inc.	359,395	13,096
	Bank of Hawaii Corp.	179,062	12,932
	BankUnited Inc.	341,497	12,833
	PennyMac Financial Services Inc.	122,463	12,693
	Goosehead Insurance Inc. Class A	103,004	12,691
	Walker & Dunlop Inc.	146,982	12,592
*	Baldwin Insurance Group Inc.	305,356	12,562
	Simmons First National Corp. Class A	567,904	12,477
	Bread Financial Holdings Inc.	227,777	12,300
	CVB Financial Corp.	607,066	12,245
	Artisan Partners Asset Management Inc. Class A	288,526	12,182
*	Riot Platforms Inc.	1,306,413	12,124
	Victory Capital Holdings Inc. Class A	188,367	12,063
*	Enova International Inc.	116,671	12,057
*	Bancorp Inc.	214,652	11,982
	Towne Bank	322,056	11,877
	First Financial Bancorp	432,610	11,858
	First Merchants Corp.	267,293	11,707
	First Interstate BancSystem Inc. Class A	363,562	11,161
	Cohen & Steers Inc.	125,999	11,012
	Park National Corp.	65,842	10,959
	Seacoast Banking Corp. of Florida	386,251	10,923
	BancFirst Corp.	91,094	10,873
	Banner Corp.	157,272	10,849
	Provident Financial Services Inc.	575,614	10,505
	Pacific Premier Bancorp Inc.	438,085	10,466
[1]	Arbor Realty Trust Inc.	844,008	10,415
	Renasant Corp.	286,355	10,366
	Trustmark Corp.	278,147	10,177
	NBT Bancorp Inc.	210,466	10,050
	Enterprise Financial Services Corp.	169,192	9,996
	Banc of California Inc.	635,186	9,445
	WesBanco Inc.	263,649	9,246
	WaFd Inc.	305,336	9,035
	OFG Bancorp	210,446	8,942
	Pathward Financial Inc.	114,929	8,908
*	Skyward Specialty Insurance Group Inc.	169,787	8,832
	Stewart Information Services Corp.	123,703	8,808
	Federal Agricultural Mortgage Corp. Class C	41,828	8,745
*,1	Lemonade Inc.	238,686	8,676
	Stock Yards Bancorp Inc.	117,270	8,544
	FB Financial Corp.	162,379	8,203
	Horace Mann Educators Corp.	188,135	7,964
	Nelnet Inc. Class A	65,007	7,956
	City Holding Co.	66,306	7,890
	Bank of NT Butterfield & Son Ltd.	203,107	7,881
	First Bancorp / Southern Pines NC	183,193	7,687
	First Commonwealth Financial Corp.	462,689	7,607
	Lakeland Financial Corp.	113,823	7,559
	Nicolet Bankshares Inc.	61,644	7,389
	Northwest Bancshares Inc.	582,750	7,354
*	Customers Bancorp Inc.	135,418	7,313
	National Bank Holdings Corp. Class A	168,724	7,064

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	S&T Bancorp Inc.	174,299	7,010
*	Triumph Financial Inc.	101,373	6,980
	Hilltop Holdings Inc.	213,101	6,817
	Two Harbors Investment Corp.	474,830	6,733
	Compass Diversified Holdings	304,827	6,673
	Mercury General Corp.	122,649	6,614
*	SiriusPoint Ltd.	430,642	6,606
	Stellar Bancorp Inc.	224,750	6,538
*	LendingClub Corp.	506,351	6,476
	Apollo Commercial Real Estate Finance Inc.	634,619	6,429
	Sandy Spring Bancorp Inc.	200,899	6,423
	TriCo Bancshares	146,345	6,398
	Veritex Holdings Inc.	240,185	6,326
	Ladder Capital Corp.	519,745	6,169
	Westamerica BanCorp	117,799	6,140
	First Busey Corp.	243,998	5,854
	Employers Holdings Inc.	112,968	5,852
	PennyMac Mortgage Investment Trust	398,200	5,834
	WisdomTree Inc.	639,090	5,828
	Virtus Investment Partners Inc.	30,963	5,814
	Hope Bancorp Inc.	530,485	5,793
	QCR Holdings Inc.	74,948	5,646
	Berkshire Hills Bancorp Inc.	196,426	5,596
	Ellington Financial Inc.	386,889	5,552
	Perella Weinberg Partners	236,964	5,476
	1st Source Corp.	84,041	5,454
*	Root Inc. Class A	39,556	5,347
	Banco Latinoamericano de Comercio Exterior SA Class E	125,326	5,310
	Chimera Investment Corp.	368,954	5,250
	German American Bancorp Inc.	130,500	5,210
*	Trupanion Inc.	150,642	5,203
	Origin Bancorp Inc.	134,337	5,202
	Cannae Holdings Inc.	257,904	5,168
*	Coastal Financial Corp.	52,238	5,157
	Ready Capital Corp.	739,863	5,127
	Safety Insurance Group Inc.	67,248	5,120
	Dynex Capital Inc.	362,153	5,095
	Franklin BSP Realty Trust Inc. REIT	375,919	5,094
	Navient Corp.	354,898	5,079
	Peoples Bancorp Inc.	158,323	5,066
	Preferred Bank	56,929	5,052
	Live Oak Bancshares Inc.	158,740	5,050
	Dime Community Bancshares Inc.	162,207	5,028
	MFA Financial Inc. REIT	469,326	4,994
	HCI Group Inc.	37,831	4,981
	First Bancshares Inc.	139,606	4,980
	ARMOUR Residential REIT Inc.	257,253	4,901
	Brookline Bancorp Inc.	403,882	4,766
	OceanFirst Financial Corp.	263,365	4,743
	Bank First Corp.	44,623	4,674
	Enact Holdings Inc.	132,390	4,552
	Premier Financial Corp.	161,767	4,536
	AMERISAFE Inc.	87,312	4,493
	ConnectOne Bancorp Inc.	166,622	4,254
	Byline Bancorp Inc.	142,877	4,078
	Southside Bancshares Inc.	132,119	4,063
	Univest Financial Corp.	132,915	4,062
*	Encore Capital Group Inc.	107,267	4,046
	Redwood Trust Inc.	604,066	4,035
	Tompkins Financial Corp.	58,301	4,016
	First Mid Bancshares Inc.	105,306	4,012
	Heritage Financial Corp.	155,434	3,928
	Amerant Bancorp Inc.	169,571	3,893
	Burke & Herbert Financial Services Corp.	62,219	3,880
	Community Trust Bancorp Inc.	70,364	3,841
*	PRA Group Inc.	178,052	3,727
*	Dave Inc.	36,835	3,708
	Brightspire Capital Inc.	592,784	3,693
*	ProAssurance Corp.	233,335	3,649
	Old Second Bancorp Inc.	198,609	3,642

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	F&G Annuities & Life Inc.	85,102	3,624
	Central Pacific Financial Corp.	122,241	3,550
*	Hamilton Insurance Group Ltd. Class B	181,131	3,543
	Mercantile Bank Corp.	72,216	3,482
	Fidelis Insurance Holdings Ltd.	235,808	3,469
*	NB Bancorp Inc.	178,305	3,445
	Horizon Bancorp Inc.	199,601	3,401
	Merchants Bancorp	83,076	3,383
	Capitol Federal Financial Inc.	570,468	3,377
*	CrossFirst Bankshares Inc.	208,902	3,340
	Hanmi Financial Corp.	138,140	3,317
	Brookfield Business Corp. Class A	119,251	3,289
	First Community Bankshares Inc.	77,439	3,248
	Northeast Bank	32,237	3,237
	Eagle Bancorp Inc.	136,167	3,167
	Independent Bank Corp.	91,351	3,104
	Acadian Asset Management Inc.	124,338	3,066
	Orchid Island Capital Inc.	358,222	3,063
	KKR Real Estate Finance Trust Inc.	270,120	2,996
*	Metropolitan Bank Holding Corp.	48,865	2,953
	Business First Bancshares Inc.	111,083	2,947
	Camden National Corp.	66,814	2,938
	New York Mortgage Trust Inc.	416,158	2,917
	Patria Investments Ltd. Class A	256,159	2,902
	Heritage Commerce Corp.	272,277	2,889
	Orrstown Financial Services Inc.	84,919	2,845
*	Selectquote Inc.	623,756	2,844
	Equity Bancshares Inc. Class A	65,574	2,816
	TrustCo Bank Corp. NY	84,853	2,801
	GCM Grosvenor Inc. Class A	194,431	2,745
	First Financial Corp.	52,507	2,715
	United Fire Group Inc.	96,246	2,702
	Amalgamated Financial Corp.	82,199	2,667
*	Hippo Holdings Inc.	92,043	2,644
	MidWestOne Financial Group Inc.	85,287	2,597
	Tiptree Inc.	114,523	2,592
	Republic Bancorp Inc. Class A	37,928	2,573
	Metrocity Bankshares Inc.	83,983	2,543
	Southern Missouri Bancorp Inc.	43,434	2,532
*	Porch Group Inc.	362,248	2,532
	SmartFinancial Inc.	72,535	2,518
	Esquire Financial Holdings Inc.	32,335	2,494
	Washington Trust Bancorp Inc.	77,453	2,488
	HomeTrust Bancshares Inc.	67,477	2,478
	Peapack-Gladstone Financial Corp.	76,380	2,472
	Farmers National Banc Corp.	165,523	2,398
	P10 Inc. Class A	186,635	2,383
	Universal Insurance Holdings Inc.	107,044	2,374
	CNB Financial Corp.	94,534	2,359
	TPG RE Finance Trust Inc.	272,588	2,352
	Capital City Bank Group Inc.	63,337	2,350
	Great Southern Bancorp Inc.	39,422	2,326
	Five Star Bancorp	76,249	2,323
*	Open Lending Corp.	469,382	2,291
	Invesco Mortgage Capital Inc. REIT	251,347	2,209
	Bar Harbor Bankshares	68,724	2,207
*	World Acceptance Corp.	15,793	2,130
	Shore Bancshares Inc.	140,453	2,126
	Alerus Financial Corp.	102,590	2,090
	Peoples Financial Services Corp.	42,605	2,080
	Arrow Financial Corp.	75,598	2,043
	Northfield Bancorp Inc.	173,107	2,039
*	Ambac Financial Group Inc.	209,742	2,037
	HarborOne Bancorp Inc.	175,498	2,034
	Northrim BanCorp Inc.	24,201	1,992
*	Columbia Financial Inc.	125,005	1,984
	Enterprise Bancorp Inc.	45,398	1,959
	Financial Institutions Inc.	69,671	1,952
	Mid Penn Bancorp Inc.	67,970	1,930
	First Business Financial Services Inc.	36,228	1,925

Russell 2000 Index Fund
		Shares	Market Value• ($000)
[1]	Hingham Institution for Savings	7,381	1,917
	South Plains Financial Inc.	53,966	1,902
*	Third Coast Bancshares Inc.	52,306	1,874
*	LendingTree Inc.	45,809	1,850
	Midland States Bancorp Inc.	94,095	1,824
	Sierra Bancorp	59,263	1,821
*	Bowhead Specialty Holdings Inc.	53,748	1,808
*	Carter Bankshares Inc.	104,108	1,805
	Flushing Financial Corp.	125,839	1,803
*	California BanCorp	110,547	1,768
*	Greenlight Capital Re Ltd. Class A	126,079	1,756
	Diamond Hill Investment Group Inc.	11,997	1,753
	Bank of Marin Bancorp	71,816	1,751
	Kearny Financial Corp.	250,478	1,751
	West BanCorp. Inc.	74,167	1,678
	Investors Title Co.	6,551	1,555
	ACNB Corp.	37,910	1,553
	Unity Bancorp Inc.	32,163	1,527
	Farmers & Merchants Bancorp Inc.	58,666	1,508
	Home Bancorp Inc.	31,912	1,500
	Community West Bancshares	77,184	1,489
	First Foundation Inc.	290,093	1,477
	Guaranty Bancshares Inc.	36,412	1,473
	First Bank	96,247	1,471
	HBT Financial Inc.	58,844	1,471
	Citizens & Northern Corp.	68,223	1,457
	Civista Bancshares Inc.	70,233	1,447
	NewtekOne Inc.	111,049	1,443
	American Coastal Insurance Corp. Class C	110,217	1,338
*	Bridgewater Bancshares Inc.	90,149	1,307
	RBB Bancorp	73,787	1,307
	BayCom Corp.	47,368	1,303
	Northeast Community Bancorp Inc.	55,840	1,299
	Capital Bancorp Inc.	42,342	1,292
	First of Long Island Corp.	97,871	1,289
	Chicago Atlantic Real Estate Finance Inc.	79,976	1,288
	First Bancorp Inc. (XNGS)	48,990	1,286
	Regional Management Corp.	38,147	1,280
	Colony Bankcorp Inc.	75,823	1,279
	Citizens Financial Services Inc.	20,883	1,263
*	MBIA Inc.	204,242	1,240
	Southern States Bancshares Inc.	38,109	1,238
	Donegal Group Inc. Class A	70,707	1,237
*	Heritage Insurance Holdings Inc.	104,336	1,226
	ChoiceOne Financial Services Inc.	37,971	1,207
	Orange County Bancorp Inc.	47,184	1,206
	Ares Commercial Real Estate Corp.	244,411	1,195
*	Southern First Bancshares Inc.	34,967	1,194
	Red River Bancshares Inc.	21,068	1,189
	FS Bancorp Inc.	30,127	1,187
*	Ponce Financial Group Inc.	88,185	1,157
	Plumas Bancorp	24,804	1,140
	First Internet Bancorp	37,308	1,107
	Timberland Bancorp Inc.	34,327	1,099
	John Marshall Bancorp Inc.	57,329	1,069
	Waterstone Financial Inc.	73,585	1,035
	AG Mortgage Investment Trust Inc.	131,476	995
	MVB Financial Corp.	52,839	977
	PCB Bancorp	49,726	977
	Fidelity D&D Bancorp Inc.	21,746	975
	Primis Financial Corp.	92,530	972
	Parke Bancorp Inc.	48,214	963
*	Onity Group Inc.	29,075	940
	USCB Financial Holdings Inc.	48,086	937
	Bankwell Financial Group Inc.	29,096	922
	Claros Mortgage Trust Inc.	393,397	917
	LCNB Corp.	58,641	908
*	Blue Foundry Bancorp	90,624	900
*	FVCBankcorp Inc.	75,260	889
	Middlefield Banc Corp.	33,135	888

Russell 2000 Index Fund
		Shares	Market Value• ($000)
[1]	OppFi Inc.	87,627	864
*	Provident Bancorp Inc.	71,509	860
	Crawford & Co. Class A	69,318	851
	Oak Valley Bancorp	31,443	851
	Norwood Financial Corp.	32,857	849
	James River Group Holdings Ltd.	170,224	843
*	HomeStreet Inc.	83,455	838
	Greene County Bancorp Inc.	32,133	832
	Princeton Bancorp Inc.	24,733	811
	ESSA Bancorp Inc.	38,304	804
	Investar Holding Corp.	42,518	796
	Silvercrest Asset Management Group Inc. Class A	43,510	789
	Chemung Financial Corp.	15,225	786
*	Velocity Financial Inc.	41,466	781
	Virginia National Bankshares Corp.	21,446	780
	Linkbancorp Inc.	101,661	775
	Bank7 Corp.	18,484	762
	NexPoint Diversified Real Estate Trust	153,582	762
	Seven Hills Realty Trust	58,754	757
	Ames National Corp.	39,803	747
	National Bankshares Inc.	26,474	744
*	First Western Financial Inc.	36,791	732
	Medallion Financial Corp.	86,262	719
	BCB Bancorp Inc.	68,708	696
	First Financial Northwest Inc.	32,155	685
	Granite Point Mortgage Trust Inc.	229,965	681
	Advanced Flower Capital Inc.	77,683	663
*	Pioneer Bancorp Inc.	53,477	636
	Nexpoint Real Estate Finance Inc.	37,440	616
[1]	B Riley Financial Inc.	93,191	595
	Angel Oak Mortgage REIT Inc.	54,295	541
*	AlTi Global Inc.	153,684	532
	Peoples Bancorp of North Carolina Inc.	19,922	526
*	Forge Global Holdings Inc.	526,201	526
*	NI Holdings Inc.	36,110	514
*	Sterling Bancorp Inc.	97,424	458
*	Kingsway Financial Services Inc.	58,953	458
*	Maiden Holdings Ltd.	402,867	389
*	Consumer Portfolio Services Inc.	38,701	387
	Sunrise Realty Trust Inc.	26,193	319
*	GoHealth Inc. Class A	21,316	309
*	SWK Holdings Corp.	15,287	260
*,1	Roadzen Inc.	170,734	209
	Value Line Inc.	3,618	148
*,1	Prairie Operating Co.	19,825	144
	MarketWise Inc.	175,699	107
			2,232,471
Health Care (16.5%)
*	Insmed Inc.	789,346	64,371
*	HealthEquity Inc.	392,783	43,112
*	Vaxcyte Inc.	568,732	41,529
*	Hims & Hers Health Inc.	868,789	39,174
*	Halozyme Therapeutics Inc.	571,220	33,788
	Ensign Group Inc.	254,075	32,814
*	Revolution Medicines Inc.	766,754	31,238
*	Lantheus Holdings Inc.	315,240	29,576
*	Blueprint Medicines Corp.	291,215	28,123
*	Madrigal Pharmaceuticals Inc.	82,316	28,092
*	Glaukos Corp.	223,990	26,883
*	Merit Medical Systems Inc.	261,797	26,714
*	Option Care Health Inc.	785,636	26,319
*	Alkermes plc	737,532	25,319
*	Cytokinetics Inc.	523,640	24,087
*	Guardant Health Inc.	540,284	22,989
*	Bridgebio Pharma Inc.	643,794	22,468
*	Corcept Therapeutics Inc.	370,179	22,425
*	Axsome Therapeutics Inc.	168,611	21,505
*	Krystal Biotech Inc.	113,668	20,375
*	PTC Therapeutics Inc.	348,857	19,278

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	TG Therapeutics Inc.	639,312	19,237
*	Prestige Consumer Healthcare Inc.	226,905	19,230
*	Integer Holdings Corp.	152,590	18,799
*	SpringWorks Therapeutics Inc.	314,890	18,188
*	ADMA Biologics Inc.	1,031,160	16,901
*	RadNet Inc.	302,703	16,791
*	iRhythm Technologies Inc.	143,161	15,771
*	Avidity Biosciences Inc.	508,403	15,577
*	Akero Therapeutics Inc.	310,610	15,257
*	Haemonetics Corp.	229,852	15,055
*	Biohaven Ltd.	392,782	14,604
*	Crinetics Pharmaceuticals Inc.	402,017	14,384
*	ICU Medical Inc.	98,164	14,364
*	Rhythm Pharmaceuticals Inc.	250,912	13,778
*	Scholar Rock Holding Corp.	354,581	13,765
*	CorVel Corp.	121,804	13,431
*	PROCEPT BioRobotics Corp.	204,011	13,126
*	Arcellx Inc.	197,554	12,805
*	Amicus Therapeutics Inc.	1,345,087	12,765
*	Waystar Holding Corp.	289,707	12,594
*	Veracyte Inc.	352,057	12,238
*	Nuvalent Inc. Class A	161,149	12,083
*	Catalyst Pharmaceuticals Inc.	512,340	11,727
*	Privia Health Group Inc.	467,575	11,675
*	Vericel Corp.	225,029	11,542
*	TransMedics Group Inc.	150,273	11,469
	Concentra Group Holdings Parent Inc.	504,421	11,390
	Patterson Cos. Inc.	361,014	11,242
*	ACADIA Pharmaceuticals Inc.	548,582	10,752
*	LivaNova plc	249,994	10,407
*	Twist Bioscience Corp.	267,091	10,368
*	Arrowhead Pharmaceuticals Inc.	545,763	10,320
*	Protagonist Therapeutics Inc.	267,946	10,072
*	Neogen Corp.	997,559	10,025
*	Warby Parker Inc. Class A	404,775	10,010
*	Ligand Pharmaceuticals Inc.	79,289	9,691
*	Denali Therapeutics Inc.	570,068	9,440
*	Novocure Ltd.	488,107	9,308
*	Beam Therapeutics Inc.	350,460	9,231
*	Agios Pharmaceuticals Inc.	258,360	9,182
	Select Medical Holdings Corp.	494,838	9,001
*,1	Summit Therapeutics Inc. (XNMS)	420,302	8,696
*	Edgewise Therapeutics Inc.	331,809	8,683
*	Mirum Pharmaceuticals Inc.	181,726	8,645
*	Recursion Pharmaceuticals Inc. Class A	1,140,402	8,564
	LeMaitre Vascular Inc.	92,682	8,513
*	Surgery Partners Inc.	351,040	8,453
*	AtriCure Inc.	216,403	8,383
	CONMED Corp.	141,038	8,345
*	Dynavax Technologies Corp.	602,198	8,304
*	Progyny Inc.	362,887	8,176
*	BioCryst Pharmaceuticals Inc.	944,623	8,133
*	Ideaya Biosciences Inc.	386,465	7,950
*	Omnicell Inc.	208,588	7,939
*	Addus HomeCare Corp.	79,667	7,630
*	UFP Technologies Inc.	33,203	7,557
*	Teladoc Health Inc.	789,962	7,552
*	Tarsus Pharmaceuticals Inc.	168,157	7,480
*	Travere Therapeutics Inc.	345,395	7,391
*	Supernus Pharmaceuticals Inc.	230,176	7,379
*	Integra LifeSciences Holdings Corp.	309,513	7,184
*	Alignment Healthcare Inc.	457,636	7,180
*	Arcutis Biotherapeutics Inc.	492,753	6,746
*	Kymera Therapeutics Inc.	214,628	6,729
*	Phreesia Inc.	253,124	6,718
*	Tandem Diabetes Care Inc.	300,109	6,644
*	MannKind Corp.	1,231,677	6,577
*	Amneal Pharmaceuticals Inc.	728,179	6,313
*	Inmode Ltd.	329,662	6,171
*	Celldex Therapeutics Inc.	295,424	6,077

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Vera Therapeutics Inc.	202,734	6,068
*	GeneDx Holdings Corp.	58,639	6,031
*	Alphatec Holdings Inc.	477,154	5,979
*	Harmony Biosciences Holdings Inc.	174,440	5,905
*	Syndax Pharmaceuticals Inc.	375,841	5,878
*	Novavax Inc.	705,287	5,875
*	Pediatrix Medical Group Inc.	394,695	5,830
*	NeoGenomics Inc.	583,071	5,825
*	Ardelyx Inc.	1,076,888	5,772
*	Soleno Therapeutics Inc.	117,045	5,714
*	CG oncology Inc.	216,955	5,610
	US Physical Therapy Inc.	68,686	5,565
*	Immunovant Inc.	265,956	5,479
*	Apogee Therapeutics Inc.	173,257	5,447
	National HealthCare Corp.	57,286	5,337
*	Iovance Biotherapeutics Inc.	1,255,545	5,317
*	AdaptHealth Corp.	467,138	5,316
*	ANI Pharmaceuticals Inc.	84,918	5,256
*	Arvinas Inc.	293,903	5,202
*	Viridian Therapeutics Inc.	334,181	5,190
*	Dyne Therapeutics Inc.	377,435	5,137
*	CareDx Inc.	231,636	5,131
*	Ocular Therapeutix Inc.	712,541	5,088
*	Disc Medicine Inc.	90,068	5,060
*	Pacira BioSciences Inc.	209,805	5,046
*	Brookdale Senior Living Inc.	879,499	5,013
*	Amphastar Pharmaceuticals Inc.	176,087	5,006
*	Astrana Health Inc.	197,065	5,002
*	LifeStance Health Group Inc.	638,850	4,977
*	Nurix Therapeutics Inc.	321,039	4,960
*,1	Aurinia Pharmaceuticals Inc.	615,106	4,890
*	Geron Corp. (XNGS)	2,703,703	4,759
*	Evolent Health Inc. Class A	529,301	4,758
*	BrightSpring Health Services Inc.	246,568	4,754
*	Xencor Inc.	308,199	4,734
*	RxSight Inc.	166,501	4,722
*	Intellia Therapeutics Inc.	464,739	4,689
*	Artivion Inc.	181,678	4,616
*	MiMedx Group Inc.	543,556	4,569
*	Innoviva Inc.	253,443	4,542
*	Liquidia Corp.	290,165	4,495
*	WaVe Life Sciences Ltd.	421,998	4,461
*	agilon health Inc.	1,410,520	4,401
*	Myriad Genetics Inc.	409,487	4,394
*	Adaptive Biotechnologies Corp.	528,950	4,369
*	Collegium Pharmaceutical Inc.	146,958	4,269
*	Janux Therapeutics Inc.	128,743	4,234
*	STAAR Surgical Co.	227,260	3,977
*	BioLife Solutions Inc.	165,177	3,964
*	Harrow Inc.	139,315	3,912
*	Axogen Inc.	194,125	3,884
	HealthStream Inc.	111,818	3,776
*	Evolus Inc.	252,811	3,689
	Embecta Corp.	266,223	3,594
*	Kiniksa Pharmaceuticals International plc	177,198	3,594
*	Healthcare Services Group Inc.	338,173	3,551
*	Replimune Group Inc.	279,211	3,540
*	89bio Inc.	383,419	3,539
*	Vir Biotechnology Inc.	410,338	3,443
*	Pennant Group Inc.	149,772	3,410
*	SI-BONE Inc.	187,786	3,403
*	Avadel Pharmaceuticals plc	424,416	3,357
*	Zymeworks Inc.	249,981	3,350
*	Enliven Therapeutics Inc.	160,449	3,342
*	Owens & Minor Inc.	343,413	3,290
*	Cogent Biosciences Inc.	422,112	3,179
*	Avanos Medical Inc.	208,666	3,140
*	Spyre Therapeutics Inc.	159,247	3,137
*	Prothena Corp. plc	194,562	3,076
*	Praxis Precision Medicines Inc.	79,065	3,052

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	ArriVent Biopharma Inc.	129,144	3,049
*	CorMedix Inc.	278,540	2,886
*	Rocket Pharmaceuticals Inc.	304,271	2,875
*	Paragon 28 Inc.	215,762	2,814
*	Orthofix Medical Inc.	157,008	2,729
*,1	Anavex Life Sciences Corp.	342,987	2,713
*	Arcus Biosciences Inc.	247,631	2,697
*,1	Capricor Therapeutics Inc.	168,518	2,592
*,1	OPKO Health Inc.	1,487,627	2,588
*	Castle Biosciences Inc.	118,652	2,572
*	Kura Oncology Inc.	331,346	2,555
*	Cytek Biosciences Inc.	558,387	2,507
*,1	Mind Medicine MindMed Inc.	370,304	2,488
*	Xeris Biopharma Holdings Inc.	642,673	2,461
*	Dianthus Therapeutics Inc.	109,099	2,357
*	ARS Pharmaceuticals Inc.	223,905	2,347
*	Accolade Inc.	336,245	2,344
*	Arbutus Biopharma Corp.	667,200	2,302
*	PACS Group Inc.	175,494	2,287
*	Varex Imaging Corp.	176,689	2,272
*	ORIC Pharmaceuticals Inc.	282,379	2,268
*	Immunome Inc.	233,931	2,199
*,1	ImmunityBio Inc.	661,396	2,176
*	Day One Biopharmaceuticals Inc.	239,351	2,169
*,1	Altimmune Inc.	325,140	2,162
*	Omeros Corp.	255,800	2,151
	Phibro Animal Health Corp. Class A	93,239	2,120
*	Surmodics Inc.	63,329	2,081
*	Verve Therapeutics Inc.	325,082	2,058
*	Organogenesis Holdings Inc.	328,619	2,041
*	Cullinan Therapeutics Inc.	238,919	2,028
*	Treace Medical Concepts Inc.	223,134	1,995
	iRadimed Corp.	36,954	1,992
*	Zevra Therapeutics Inc.	240,234	1,924
*	Relay Therapeutics Inc.	561,589	1,915
*	Enhabit Inc.	227,855	1,907
*	EyePoint Pharmaceuticals Inc.	300,930	1,887
*	Rigel Pharmaceuticals Inc.	79,966	1,844
*	Sage Therapeutics Inc.	249,191	1,819
*,1	Pacific Biosciences of California Inc.	1,251,174	1,814
*	OrthoPediatrics Corp.	76,582	1,778
*	Bioventus Inc. Class A	174,550	1,770
*	KalVista Pharmaceuticals Inc.	155,051	1,767
*	Akebia Therapeutics Inc.	951,060	1,759
*	Arcturus Therapeutics Holdings Inc.	104,411	1,753
*	Community Health Systems Inc.	574,117	1,728
*	Zimvie Inc.	126,273	1,676
*,1	UroGen Pharma Ltd.	175,981	1,665
*	AngioDynamics Inc.	178,129	1,655
*	AnaptysBio Inc.	98,222	1,652
*	Nuvation Bio Inc.	830,396	1,636
*	Maravai LifeSciences Holdings Inc. Class A	502,706	1,619
*	Talkspace Inc.	561,806	1,607
*	MaxCyte Inc.	478,552	1,598
*	Aura Biosciences Inc.	212,135	1,589
*,1	Sana Biotechnology Inc.	607,144	1,585
*	Theravance Biopharma Inc.	168,089	1,572
*,1	Nano-X Imaging Ltd.	253,436	1,569
*	Tactile Systems Technology Inc.	108,317	1,548
*	Keros Therapeutics Inc.	139,477	1,545
*,1	Pulse Biosciences Inc.	84,194	1,542
*	MeiraGTx Holdings plc	211,118	1,505
*	Pulmonx Corp.	173,422	1,495
*	OmniAb Inc.	422,432	1,470
*	Esperion Therapeutics Inc.	864,044	1,469
*	Fulgent Genetics Inc.	94,606	1,462
*	Standard BioTools Inc.	1,350,164	1,438
*	DocGo Inc.	464,965	1,437
*	Celcuity Inc.	151,673	1,430
*	Absci Corp.	365,130	1,406

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	REGENXBIO Inc.	209,530	1,377
*	Tourmaline Bio Inc.	105,091	1,376
*,1	Humacyte Inc.	404,108	1,374
*	Cerus Corp.	825,117	1,361
*	Astria Therapeutics Inc.	210,281	1,354
*	Compass Therapeutics Inc.	466,498	1,353
*	Entrada Therapeutics Inc.	113,176	1,351
*	Heron Therapeutics Inc.	536,970	1,326
*	Savara Inc.	525,641	1,309
*	Stoke Therapeutics Inc.	165,966	1,303
*	Ceribell Inc.	55,780	1,296
*	ChromaDex Corp.	229,157	1,292
*	Taysha Gene Therapies Inc.	799,667	1,279
*	Health Catalyst Inc.	272,314	1,272
*	Trevi Therapeutics Inc.	281,322	1,272
	LENZ Therapeutics Inc.	57,919	1,264
*	Quanterix Corp.	164,128	1,246
*	Vanda Pharmaceuticals Inc.	260,779	1,241
*	Viemed Healthcare Inc.	157,029	1,231
*	Mineralys Therapeutics Inc.	130,593	1,194
*	Annexon Inc.	449,671	1,187
*	Terns Pharmaceuticals Inc.	319,494	1,179
*	Aldeyra Therapeutics Inc.	227,953	1,165
	SIGA Technologies Inc.	211,893	1,163
*,1	Bicara Therapeutics Inc.	87,347	1,162
*	OraSure Technologies Inc.	330,466	1,150
*	Erasca Inc.	835,853	1,145
*	Allogene Therapeutics Inc.	584,129	1,139
*	Codexis Inc.	366,265	1,113
*	Tyra Biosciences Inc.	92,134	1,079
*	Precigen Inc.	622,676	1,077
*	Atea Pharmaceuticals Inc.	353,788	1,072
*	Avita Medical Inc.	116,648	1,062
*	Anika Therapeutics Inc.	60,291	1,052
*	4D Molecular Therapeutics Inc.	230,790	1,045
*	Monte Rosa Therapeutics Inc.	187,797	1,033
*	Ironwood Pharmaceuticals Inc.	640,712	1,032
*	Fulcrum Therapeutics Inc.	286,255	1,028
*	Aveanna Healthcare Holdings Inc.	237,604	1,012
	National Research Corp.	68,365	997
*	Verastem Inc.	176,204	986
*	Phathom Pharmaceuticals Inc.	178,322	984
*	Nevro Corp.	170,135	973
*	Y-mAbs Therapeutics Inc.	171,665	954
*	Aquestive Therapeutics Inc.	339,288	950
*,1	Semler Scientific Inc.	21,720	932
	Utah Medical Products Inc.	15,214	907
*	Pliant Therapeutics Inc.	263,492	906
*	Inogen Inc.	108,501	904
*	Acelyrin Inc.	333,517	894
*	LifeMD Inc.	168,380	886
*,1	Candel Therapeutics Inc.	98,500	884
*	iTeos Therapeutics Inc.	121,646	883
*	Accuray Inc.	438,498	881
*,1	Cartesian Therapeutics Inc.	46,699	880
*	Voyager Therapeutics Inc.	210,684	860
*,1	Ocugen Inc.	1,300,739	848
*	XOMA Royalty Corp.	36,979	839
*	Neurogene Inc.	47,453	839
*	NeuroPace Inc.	64,129	830
*	Ardent Health Partners Inc.	55,840	819
*	Olema Pharmaceuticals Inc.	186,372	814
*,1	Cardiff Oncology Inc.	188,157	798
*	CVRx Inc.	60,601	785
*	Fennec Pharmaceuticals Inc.	107,500	755
*	C4 Therapeutics Inc.	274,856	745
*	Editas Medicine Inc.	379,087	728
*	InfuSystem Holdings Inc.	91,198	728
*	Enanta Pharmaceuticals Inc.	91,986	716
*	Inhibrx Biosciences Inc.	52,974	702

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Design Therapeutics Inc.	143,204	696
*	Korro Bio Inc.	27,768	696
*	MacroGenics Inc.	281,280	692
*	Nektar Therapeutics	816,328	686
*	Perspective Therapeutics Inc.	246,189	684
*	Puma Biotechnology Inc.	189,528	679
*,1	Prime Medicine Inc.	259,606	654
*,1	ADC Therapeutics SA	370,403	652
*	Sanara Medtech Inc.	18,250	633
*,1	Quantum-Si Inc.	457,691	632
*,1	Upstream Bio Inc.	78,723	624
*	ProKidney Corp.	498,514	613
*	Kodiak Sciences Inc.	147,783	607
*	Alector Inc.	369,379	606
*	Lifecore Biomedical Inc.	103,211	603
*	Neumora Therapeutics Inc.	382,973	597
*	Sutro Biopharma Inc.	374,554	596
*	2seventy bio Inc.	223,440	590
*	Larimar Therapeutics Inc.	193,823	587
*	Cargo Therapeutics Inc.	155,771	586
*,1	MediWound Ltd.	35,307	586
*	scPharmaceuticals Inc.	177,423	582
*	Solid Biosciences Inc.	103,068	576
*	Joint Corp.	49,643	563
*	Coherus Biosciences Inc.	504,440	560
*	Foghorn Therapeutics Inc.	115,279	559
*	Sera Prognostics Inc. Class A	129,689	550
*,1	Septerna Inc.	85,038	550
*	Stereotaxis Inc.	263,003	542
*	Zentalis Pharmaceuticals Inc.	261,322	541
*	Biote Corp. Class A	123,880	541
*	Orchestra BioMed Holdings Inc.	112,655	528
*	Lyell Immunopharma Inc.	734,832	522
*	Sonida Senior Living Inc.	21,302	518
*	Renovaro Inc.	524,453	515
*,1	Zynex Inc.	70,013	505
*	Fate Therapeutics Inc.	449,884	504
*,1	Inmune Bio Inc.	61,897	497
*,1	Quipt Home Medical Corp.	186,283	492
*,1	MBX Biosciences Inc.	50,921	489
*,1	Zenas Biopharma Inc.	69,414	487
*	Achieve Life Sciences Inc.	157,566	484
*	Tango Therapeutics Inc.	218,094	451
*,1	Cassava Sciences Inc.	186,616	448
*	Adverum Biotechnologies Inc.	94,908	447
*	Atossa Therapeutics Inc.	578,028	443
*	Caribou Biosciences Inc.	376,098	440
*	Ventyx Biosciences Inc.	275,271	435
*	Rapport Therapeutics Inc.	42,932	431
*	Sight Sciences Inc.	160,623	426
*	Nkarta Inc.	241,874	423
*,1	Invivyd Inc.	362,770	421
*	OptimizeRx Corp.	80,583	417
*	Corbus Pharmaceuticals Holdings Inc.	52,873	399
*	Regulus Therapeutics Inc.	288,743	390
*	Lineage Cell Therapeutics Inc.	675,589	379
*,1	Gyre Therapeutics Inc.	32,039	372
*	Cabaletta Bio Inc.	203,608	368
*	TScan Therapeutics Inc.	175,337	368
*,1	Lexicon Pharmaceuticals Inc.	525,219	367
*	Black Diamond Therapeutics Inc.	181,585	365
*,1	Biomea Fusion Inc.	126,160	365
*,1	Telomir Pharmaceuticals Inc.	87,511	350
*,1	Greenwich Lifesciences Inc.	27,283	333
*	Contineum Therapeutics Inc. Class A	47,362	333
*	Kyverna Therapeutics Inc.	116,394	331
*	XBiotech Inc.	91,216	321
*	Third Harmonic Bio Inc.	91,018	314
*	Jasper Therapeutics Inc.	51,975	308
*	Lexeo Therapeutics Inc.	107,417	307

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Alumis Inc.	65,551	305
*	X4 Pharmaceuticals Inc.	768,310	304
*,1	Zura Bio Ltd.	223,814	304
*	Nautilus Biotechnology Inc.	222,886	290
*	Acrivon Therapeutics Inc.	54,095	287
*	Inozyme Pharma Inc.	235,830	283
*	Innovage Holding Corp.	86,675	282
*,1	Artiva Biotherapeutics Inc.	68,012	282
*	Agenus Inc.	97,462	278
*,1	AirSculpt Technologies Inc.	60,803	276
*	Mersana Therapeutics Inc.	518,498	271
*	Alto Neuroscience Inc.	95,899	269
*	Pyxis Oncology Inc.	223,299	266
*	HilleVax Inc.	143,978	258
*,1	Skye Bioscience Inc.	89,515	255
*,1	Tenaya Therapeutics Inc.	251,904	254
*,1	Metagenomi Inc.	123,446	253
*,1	BioAge Labs Inc.	54,742	253
*	Acumen Pharmaceuticals Inc.	191,589	245
*	908 Devices Inc.	108,100	242
*	Inovio Pharmaceuticals Inc.	120,090	238
*	Fractyl Health Inc.	152,690	238
*	Shattuck Labs Inc.	179,017	236
*	Applied Therapeutics Inc.	442,066	225
*	PepGen Inc.	70,988	224
*,1	Akoya Biosciences Inc.	121,188	198
*	Climb Bio Inc.	131,466	191
*,1	Bluebird Bio Inc.	43,804	179
*	Werewolf Therapeutics Inc.	139,783	173
*	ModivCare Inc.	50,663	167
*	ALX Oncology Holdings Inc.	151,331	166
*,1	Fibrobiologics Inc.	126,605	160
*	Actinium Pharmaceuticals Inc.	137,033	158
*	Harvard Bioscience Inc.	186,155	157
*	RAPT Therapeutics Inc.	136,868	156
*,1	CAMP4 Therapeutics Corp.	31,078	153
*	Aerovate Therapeutics Inc.	61,501	149
*,1	Galectin Therapeutics Inc.	93,009	146
*	Boundless Bio Inc.	75,753	146
*	Ovid therapeutics Inc.	269,432	143
*	Century Therapeutics Inc.	210,003	143
*	Generation Bio Co.	226,414	131
*,1	Tevogen Bio Holdings Inc.	99,831	128
*	Elevation Oncology Inc.	238,080	125
*,1	Outlook Therapeutics Inc.	68,404	103
*	IGM Biosciences Inc.	69,639	95
*,3	Inhibrx Inc. CVR	129,632	84
*,1	Q32 Bio Inc.	27,504	62
*	Aardvark Therapeutics Inc.	4,446	57
*	Verrica Pharmaceuticals Inc.	86,682	56
*,1	CervoMed Inc.	25,151	56
*,1	Maze Therapeutics Inc.	4,077	50
*	Lyra Therapeutics Inc.	221,552	47
*	Prelude Therapeutics Inc.	60,211	46
*	Beta Bionics Inc.	2,053	43
*	Sionna Therapeutics Inc.	2,650	36
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $1,735)	165,557	35
*,1,3	Tobira Therapeutics Inc. CVR	6,227	28
*	Metsera Inc.	369	9
*,1	Conduit Pharmaceuticals Inc.	1,129	1
*,3	Flexion Therape CVR	111	—
*,3	OmniAb Inc. 12.5 Earnout	14,203	—
*,3	OmniAb Inc. 15 Earnout	14,203	—
*,3	Chinook Therapeutics Inc. CVR	704	—
			1,957,591
Industrials (18.9%)
	FTAI Aviation Ltd.	465,032	59,854
	Applied Industrial Technologies Inc.	175,996	44,101
*	Chart Industries Inc.	196,778	37,496

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	ExlService Holdings Inc.	719,210	34,846
*	Beacon Roofing Supply Inc.	283,806	32,757
*	Rocket Lab USA Inc.	1,592,789	32,636
*	Aurora Innovation Inc.	4,395,352	31,954
*	SPX Technologies Inc.	206,145	30,025
*	Fluor Corp.	781,709	29,728
	JBT Marel Corp.	215,048	28,386
	Badger Meter Inc.	134,566	28,303
*	ACI Worldwide Inc.	482,515	27,672
	GATX Corp.	163,385	27,293
	Watts Water Technologies Inc. Class A	125,400	26,908
*	Knife River Corp.	260,166	24,893
	CSW Industrials Inc.	76,679	23,471
	Zurn Elkay Water Solutions Corp.	659,315	23,360
*	Itron Inc.	206,828	22,521
	Federal Signal Corp.	275,344	22,380
	Moog Inc. Class A	130,037	22,170
*	Bloom Energy Corp. Class A	920,268	22,105
	Matson Inc.	149,885	21,594
*	Dycom Industries Inc.	130,056	21,311
	Franklin Electric Co. Inc.	207,470	21,193
	Belden Inc.	185,628	20,425
	Kadant Inc.	53,684	20,104
*	Modine Manufacturing Co.	236,490	19,998
	Exponent Inc.	231,433	19,593
	ESCO Technologies Inc.	118,551	19,547
*	AeroVironment Inc.	128,445	19,218
	Brink's Co.	202,959	19,086
	Installed Building Products Inc.	109,755	18,812
	Arcosa Inc.	222,243	18,642
	EnerSys	183,297	18,603
	Boise Cascade Co.	178,432	18,496
	Herc Holdings Inc.	128,874	18,491
	Mueller Water Products Inc. Class A	711,464	18,327
	Maximus Inc.	275,450	17,959
*	Kratos Defense & Security Solutions Inc.	677,385	17,876
	Primoris Services Corp.	244,717	17,556
	Enpro Inc.	96,181	17,513
*	Sterling Infrastructure Inc.	136,603	17,377
*	Verra Mobility Corp.	754,310	17,266
*	CBIZ Inc.	219,437	17,153
	Granite Construction Inc.	201,566	16,645
*	Remitly Global Inc.	683,557	16,405
	ABM Industries Inc.	289,541	15,731
	Korn Ferry	237,749	15,608
	Atmus Filtration Technologies Inc.	383,621	15,268
	Otter Tail Corp.	189,452	15,105
*	OSI Systems Inc.	72,643	14,980
*	RXO Inc.	729,601	14,935
	UniFirst Corp.	69,004	14,830
*	Mirion Technologies Inc.	944,687	14,671
	Insperity Inc.	164,455	14,467
*	GMS Inc.	180,815	14,395
*	Construction Partners Inc. Class A	196,620	14,267
	HB Fuller Co.	250,884	14,235
	H&E Equipment Services Inc.	147,719	14,166
*,1	Joby Aviation Inc.	1,980,213	13,861
	McGrath RentCorp.	111,784	13,638
	Patrick Industries Inc.	148,343	13,440
*	ASGN Inc.	197,697	13,321
	Alight Inc. Class A	1,923,160	13,135
	AZZ Inc.	134,542	12,931
*	Resideo Technologies Inc.	668,029	12,833
	Griffon Corp.	172,273	12,462
	Terex Corp.	305,264	12,424
*	Huron Consulting Group Inc.	80,311	12,244
*	StoneCo. Ltd. Class A	1,311,458	12,131
	Trinity Industries Inc.	374,470	11,642
	Enerpac Tool Group Corp.	248,668	11,506
*	Payoneer Global Inc.	1,328,451	11,358

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Hub Group Inc. Class A	274,475	11,281
*	WNS Holdings Ltd.	196,853	11,195
	EVERTEC Inc.	294,800	11,008
	Albany International Corp. Class A	143,089	10,956
	TriNet Group Inc.	146,525	10,800
*	Mercury Systems Inc.	237,785	10,560
*	AAR Corp.	160,083	10,409
*	Leonardo DRS Inc.	336,432	10,244
	Atkore Inc.	164,190	10,098
	Standex International Corp.	53,221	9,898
	Hillenbrand Inc.	321,217	9,604
	VSE Corp.	80,498	9,539
*	Archer Aviation Inc. Class A	1,069,937	9,501
*	NCR Atleos Corp.	329,747	9,378
*	CoreCivic Inc.	498,047	9,343
*	Gibraltar Industries Inc.	139,883	9,192
	Werner Enterprises Inc.	282,183	9,188
*	Upwork Inc.	569,310	9,069
*	Marqeta Inc. Class A	2,168,548	9,065
*	MYR Group Inc.	73,192	8,982
*	Hillman Solutions Corp.	898,643	8,771
*	Triumph Group Inc.	335,514	8,515
	ArcBest Corp.	107,674	8,481
	Alamo Group Inc.	46,892	8,205
*	Masterbrand Inc.	581,008	8,128
*	O-I Glass Inc.	708,222	8,123
	Scorpio Tankers Inc.	203,777	8,121
	Pitney Bowes Inc.	743,388	8,051
	Greenbrier Cos. Inc.	140,251	7,882
	Kennametal Inc.	356,138	7,881
	Tecnoglass Inc.	102,665	7,562
	Argan Inc.	57,787	7,534
	Tennant Co.	86,711	7,506
	Powell Industries Inc.	42,737	7,253
	REV Group Inc.	234,776	7,161
	ICF International Inc.	85,310	6,762
*	IES Holdings Inc.	37,613	6,708
*,1	Enovix Corp.	751,791	6,706
*	Vicor Corp.	104,383	6,611
	Greif Inc. Class A	114,389	6,550
	Lindsay Corp.	49,559	6,548
	DHT Holdings Inc.	617,289	6,383
*	PagSeguro Digital Ltd. Class A	863,227	6,353
*	Flywire Corp.	553,562	6,311
	International Seaways Inc.	187,257	6,241
*	AvidXchange Holdings Inc.	794,747	6,040
	Helios Technologies Inc.	152,092	6,000
*	Legalzoom.com Inc.	587,263	5,967
*	Donnelley Financial Solutions Inc.	118,024	5,850
	CRA International Inc.	30,200	5,833
*	Tutor Perini Corp.	198,421	5,832
*,1	PureCycle Technologies Inc.	565,000	5,819
	Golden Ocean Group Ltd.	557,020	5,403
	SFL Corp. Ltd.	597,644	5,397
*	Janus International Group Inc.	650,136	5,260
*	Air Transport Services Group Inc.	234,708	5,241
*	DXP Enterprises Inc.	57,228	5,177
*	Blue Bird Corp.	147,202	5,173
	Apogee Enterprises Inc.	100,263	4,807
	Barrett Business Services Inc.	117,575	4,732
*	NV5 Global Inc.	261,690	4,723
*	Proto Labs Inc.	115,834	4,619
*	Planet Labs PBC	987,228	4,561
	United States Lime & Minerals Inc.	48,182	4,522
*	Thermon Group Holdings Inc.	152,941	4,512
*	American Woodmark Corp.	71,393	4,432
*	AMN Healthcare Services Inc.	173,667	4,397
	Kforce Inc.	83,805	4,200
	Teekay Tankers Ltd. Class A	110,073	4,154
	Bel Fuse Inc. Class B	49,025	4,114

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	First Advantage Corp.	274,489	4,106
	Cadre Holdings Inc.	119,385	4,014
	Quanex Building Products Corp.	207,297	3,999
	Napco Security Technologies Inc.	161,788	3,974
	Marten Transport Ltd.	267,505	3,938
*	Energy Recovery Inc.	260,737	3,901
*	Limbach Holdings Inc.	46,758	3,881
	TriMas Corp.	186,044	3,812
	Heidrick & Struggles International Inc.	92,289	3,783
*	Cimpress plc	77,863	3,744
	Astec Industries Inc.	105,156	3,741
	Gorman-Rupp Co.	96,222	3,670
*	Ducommun Inc.	62,350	3,655
*	BrightView Holdings Inc.	266,130	3,571
*	Moneylion Inc.	39,520	3,443
	Dorian LPG Ltd.	167,041	3,401
	Deluxe Corp.	203,190	3,344
*	CECO Environmental Corp.	133,433	3,320
	Pactiv Evergreen Inc.	185,106	3,306
*	Transcat Inc.	41,432	3,295
	Mesa Laboratories Inc.	23,477	3,272
*	Sezzle Inc.	10,675	3,193
[1]	Flex LNG Ltd.	139,992	3,080
*	V2X Inc.	65,018	3,051
*	BlueLinx Holdings Inc.	37,466	2,974
	Miller Industries Inc.	50,565	2,929
*	Paysafe Ltd.	147,198	2,915
*	Repay Holdings Corp.	399,276	2,879
*	FARO Technologies Inc.	88,811	2,838
*	Montrose Environmental Group Inc.	145,163	2,821
	Douglas Dynamics Inc.	103,534	2,800
	Genco Shipping & Trading Ltd.	193,258	2,760
*	I3 Verticals Inc. Class A	106,067	2,750
	Cass Information Systems Inc.	61,968	2,709
	FTAI Infrastructure Inc.	458,583	2,678
*	Astronics Corp.	133,172	2,665
	Hyster-Yale Inc.	52,298	2,658
	Willis Lease Finance Corp.	13,065	2,642
*	Cantaloupe Inc.	268,535	2,637
*	Forward Air Corp.	114,969	2,583
*	Great Lakes Dredge & Dock Corp.	302,757	2,570
*	Conduent Inc.	723,925	2,563
*	Cross Country Healthcare Inc.	148,697	2,552
	Ennis Inc.	116,579	2,471
	LSI Industries Inc.	131,825	2,437
	Insteel Industries Inc.	85,653	2,410
	National Presto Industries Inc.	23,669	2,408
	Nordic American Tankers Ltd.	938,021	2,298
	Wabash National Corp.	195,611	2,291
	Columbus McKinnon Corp.	130,202	2,269
	Heartland Express Inc.	215,637	2,225
*	International Money Express Inc.	144,582	2,215
*	Evolv Technologies Holdings Inc.	605,749	2,144
*	JELD-WEN Holding Inc.	388,924	2,139
*	Aspen Aerogels Inc.	280,804	2,137
*,1	Pagaya Technologies Ltd. Class A	164,185	2,106
*	Byrna Technologies Inc.	79,273	2,040
*,1	Intuitive Machines Inc.	138,327	2,017
	Costamare Inc.	195,103	1,986
*	3D Systems Corp.	582,654	1,975
*	Titan International Inc.	231,828	1,975
*	Willdan Group Inc.	58,812	1,923
	Kelly Services Inc. Class A	141,574	1,907
	Ardagh Metal Packaging SA	660,620	1,896
*	Green Dot Corp. Class A	246,052	1,882
	Covenant Logistics Group Inc.	74,381	1,872
	Myers Industries Inc.	167,713	1,838
*	ZipRecruiter Inc. Class A	328,221	1,838
[1]	Ardmore Shipping Corp.	188,906	1,711
*	Manitowoc Co. Inc.	161,680	1,673

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	BlackSky Technology Inc.	115,538	1,672
*	Titan Machinery Inc.	96,445	1,658
	Allient Inc.	66,234	1,648
*	Franklin Covey Co.	51,458	1,646
	Teekay Corp. Ltd.	250,152	1,636
*	Graham Corp.	46,523	1,574
	Shyft Group Inc.	153,669	1,540
[1]	CompoSecure Inc. Class A	111,560	1,488
	Luxfer Holdings plc	121,627	1,484
*,1	Redwire Corp.	104,991	1,467
	Preformed Line Products Co.	11,028	1,437
*	Distribution Solutions Group Inc.	48,048	1,416
*	Atlanticus Holdings Corp.	24,995	1,373
*,1	Centuri Holdings Inc.	77,405	1,343
	Greif Inc. Class B	22,047	1,336
*	Ranpak Holdings Corp.	196,350	1,314
*	Vishay Precision Group Inc.	55,220	1,300
*	Bowman Consulting Group Ltd.	62,703	1,298
*	Advantage Solutions Inc.	479,890	1,205
*	Orion Group Holdings Inc.	165,075	1,175
*	Hudson Technologies Inc.	202,555	1,167
*,1	Spire Global Inc.	102,264	1,167
	Park Aerospace Corp.	83,149	1,150
*	L B Foster Co. Class A	41,812	1,148
*	CryoPort Inc.	199,568	1,112
	Resources Connection Inc.	151,879	1,106
*	Radiant Logistics Inc.	162,599	1,099
*	Aersale Corp.	153,306	1,073
*	Hyliion Holdings Corp.	633,714	1,071
	Safe Bulkers Inc.	276,413	1,034
*	Custom Truck One Source Inc.	224,773	996
	Park-Ohio Holdings Corp.	40,977	992
*	IBEX Holdings Ltd.	38,863	984
*	Mistras Group Inc.	97,383	958
*,1	Eve Holding Inc.	231,423	951
	Karat Packaging Inc.	31,545	943
*	Performant Healthcare Inc.	324,974	933
*	Priority Technology Holdings Inc.	84,882	911
*	Blade Air Mobility Inc.	268,222	907
	Quad / Graphics Inc.	140,039	879
*	Mayville Engineering Co. Inc.	58,493	874
	Kronos Worldwide Inc.	99,272	869
*	Target Hospitality Corp.	150,929	847
	Universal Logistics Holdings Inc.	30,733	836
*	TrueBlue Inc.	132,069	829
*	CPI Card Group Inc.	22,673	759
*	SoundThinking Inc.	45,109	741
[1]	Himalaya Shipping Ltd.	136,045	741
*	Proficient Auto Logistics Inc.	70,588	738
	Pangaea Logistics Solutions Ltd.	143,001	732
*	Acacia Research Corp.	172,750	726
	Concrete Pumping Holdings Inc.	108,837	712
*	Smith-Midland Corp.	20,780	709
	Alta Equipment Group Inc.	122,830	673
	Eastern Co.	23,416	658
*	CS Disco Inc.	134,644	649
*	Gencor Industries Inc.	47,425	618
*	Forrester Research Inc.	53,150	589
*,1	Sky Harbour Group Corp.	52,237	576
	Information Services Group Inc.	161,158	504
	Bel Fuse Inc. Class A	6,153	502
*	Core Molding Technologies Inc.	34,082	468
*,1	Virgin Galactic Holdings Inc.	120,051	456
*	Taylor Devices Inc.	13,220	444
	Twin Disc Inc.	50,668	437
*,1	Resolute Holdings Management Inc.	9,297	435
*,1	Ispire Technology Inc.	87,710	416
	EVI Industries Inc.	23,274	403
*	Paysign Inc.	151,203	401
	Hirequest Inc.	25,274	383

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	PAMT Corp.	27,562	359
*,1	Caesarstone Ltd.	94,256	357
*	Commercial Vehicle Group Inc.	150,922	314
	TTEC Holdings Inc.	89,106	301
*	VirTra Inc.	48,467	292
*	Ultralife Corp.	45,553	286
*	Karman Holdings Inc.	7,341	232
*	Amprius Technologies Inc.	78,827	201
*	Southland Holdings Inc.	45,594	150
*,1	374Water Inc.	296,211	102
*,1	Solidion Technology Inc.	224,506	76
*	Bridger Aerospace Group Holdings Inc.	40,997	72
			2,247,613
Other (0.0%)[5]
*,3	Aduro Biotech Inc. CVR	17,431	3
*,3	GTX Inc. CVR	846	1
			4
Real Estate (6.6%)
	Terreno Realty Corp.	437,004	29,638
	Ryman Hospitality Properties Inc.	268,218	26,524
	Essential Properties Realty Trust Inc.	802,509	26,258
	Kite Realty Group Trust	993,661	22,785
	Independence Realty Trust Inc.	1,034,110	22,544
	CareTrust REIT Inc.	849,452	21,975
	Phillips Edison & Co. Inc.	562,221	20,915
[1]	SL Green Realty Corp.	322,694	20,827
	American Healthcare REIT Inc.	695,678	20,724
	Macerich Co.	1,083,698	19,550
	Sabra Health Care REIT Inc.	1,083,037	17,989
	Tanger Inc.	486,973	17,263
	PotlatchDeltic Corp.	363,804	16,891
*	GEO Group Inc.	582,843	15,947
	Apple Hospitality REIT Inc.	1,042,788	15,444
	HA Sustainable Infrastructure Capital Inc.	528,877	15,195
*	Compass Inc. Class A	1,670,175	15,015
	Broadstone Net Lease Inc.	863,486	14,550
	COPT Defense Properties	515,179	13,925
	National Health Investors Inc.	191,579	13,730
	Douglas Emmett Inc.	739,531	12,794
	Four Corners Property Trust Inc.	441,587	12,696
	Outfront Media Inc.	671,353	12,487
*	Cushman & Wakefield plc	1,048,917	12,472
	Acadia Realty Trust	535,993	12,360
	LXP Industrial Trust	1,331,114	11,927
	Urban Edge Properties	576,839	11,883
	Curbline Properties Corp.	435,352	10,723
	InvenTrust Properties Corp.	354,922	10,570
	Sunstone Hotel Investors Inc.	932,021	9,768
	Innovative Industrial Properties Inc.	128,841	9,270
	Newmark Group Inc. Class A	601,703	8,827
	DigitalBridge Group Inc.	726,926	8,265
	St. Joe Co.	164,838	7,907
	DiamondRock Hospitality Co.	945,868	7,784
	Global Net Lease Inc.	917,326	7,339
	Getty Realty Corp.	230,667	7,243
	LTC Properties Inc.	204,613	7,139
	Elme Communities	402,912	7,007
	Pebblebrook Hotel Trust	546,083	6,744
	RLJ Lodging Trust	697,420	6,458
	Uniti Group Inc.	1,112,702	6,387
	Xenia Hotels & Resorts Inc.	466,374	6,268
	UMH Properties Inc.	331,066	6,267
	Veris Residential Inc.	359,138	6,080
	Alexander & Baldwin Inc.	333,000	6,031
	Empire State Realty Trust Inc. Class A	623,931	5,784
	Apartment Investment & Management Co. Class A	636,572	5,761
	JBG SMITH Properties	373,346	5,727
	NETSTREIT Corp.	356,430	5,332
	Kennedy-Wilson Holdings Inc.	520,744	5,056

Russell 2000 Index Fund
		Shares	Market Value• ($000)
	Centerspace	75,787	5,016
	Easterly Government Properties Inc.	444,838	5,013
	American Assets Trust Inc.	219,416	4,928
	Safehold Inc.	237,934	4,440
	NexPoint Residential Trust Inc.	102,553	4,364
	Piedmont Office Realty Trust Inc. Class A	565,253	4,290
	Marcus & Millichap Inc.	107,554	4,139
	Brandywine Realty Trust	779,418	3,936
*	Opendoor Technologies Inc.	2,892,225	3,876
	Paramount Group Inc.	844,476	3,809
[1]	eXp World Holdings Inc.	376,005	3,801
*	Redfin Corp.	547,757	3,654
	Armada Hoffler Properties Inc.	361,680	3,320
	Plymouth Industrial REIT Inc.	183,881	3,188
	Gladstone Commercial Corp.	192,539	3,125
	Summit Hotel Properties Inc.	481,271	3,114
	CBL & Associates Properties Inc.	99,505	3,103
	Whitestone REIT	225,712	3,074
	SITE Centers Corp.	217,090	3,041
	Diversified Healthcare Trust	1,005,597	2,846
	CTO Realty Growth Inc.	132,766	2,528
	Global Medical REIT Inc.	278,004	2,446
*,1	Real Brokerage Inc.	457,276	2,360
	Farmland Partners Inc.	201,121	2,359
	Universal Health Realty Income Trust	58,878	2,350
	Community Healthcare Trust Inc.	125,144	2,345
	Service Properties Trust	755,326	2,251
*	NET Lease Office Properties	67,571	2,192
	Alexander's Inc.	9,868	2,115
	Hudson Pacific Properties Inc.	623,400	2,045
*	FRP Holdings Inc.	61,642	1,934
	One Liberty Properties Inc.	72,294	1,921
*	Forestar Group Inc.	86,980	1,918
	Peakstone Realty Trust REIT	167,512	1,900
	Saul Centers Inc.	48,254	1,807
	Chatham Lodging Trust	220,139	1,779
	Gladstone Land Corp.	153,392	1,758
*	Anywhere Real Estate Inc.	449,074	1,558
*	Tejon Ranch Co.	96,108	1,476
	Postal Realty Trust Inc. Class A	100,805	1,404
	RMR Group Inc. Class A	70,717	1,288
	Industrial Logistics Properties Trust	298,933	1,178
	FrontView REIT Inc.	65,283	1,116
	Orion Office REIT Inc.	256,609	1,057
	Alpine Income Property Trust Inc.	57,451	953
	City Office REIT Inc.	178,367	938
	BRT Apartments Corp.	51,051	921
	Braemar Hotels & Resorts Inc.	301,107	864
	Franklin Street Properties Corp.	446,384	839
*	RE / MAX Holdings Inc. Class A	82,005	728
*	Maui Land & Pineapple Co. Inc.	34,251	666
*	Star Holdings	59,335	549
*	Stratus Properties Inc.	25,881	478
	Strawberry Fields REIT Inc.	29,439	345
	Clipper Realty Inc.	54,974	257
*	Transcontinental Realty Investors Inc.	5,593	161
*	American Realty Investors Inc.	6,451	99
*	Offerpad Solutions Inc.	47,989	95
			777,100
Technology (10.6%)
*	Credo Technology Group Holding Ltd.	641,306	35,387
*	Commvault Systems Inc.	199,771	34,073
*	Fabrinet	166,999	33,408
*	Altair Engineering Inc. Class A	248,526	27,736
*	Rambus Inc.	489,104	27,336
*	Novanta Inc.	164,318	23,767
*	Q2 Holdings Inc.	269,191	23,519
*	SPS Commerce Inc.	172,498	22,977
*,1	IonQ Inc.	920,466	22,616

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Qualys Inc.	169,905	22,336
*	Varonis Systems Inc.	504,634	21,684
*	Box Inc. Class A	644,162	21,064
*	Silicon Laboratories Inc.	146,750	20,589
*	Tenable Holdings Inc.	539,708	20,584
*	Workiva Inc.	231,152	20,230
*	Sanmina Corp.	245,943	20,148
	Advanced Energy Industries Inc.	171,254	19,723
*	Insight Enterprises Inc.	124,676	19,185
*	Plexus Corp.	122,781	16,320
*	Freshworks Inc. Class A	946,706	16,151
*	Intapp Inc.	244,150	16,104
	Power Integrations Inc.	259,155	15,757
*,1	SoundHound AI Inc. Class A	1,412,498	15,283
*	Zeta Global Holdings Corp. Class A	818,249	14,082
*	Sitime Corp.	85,170	13,214
*	DigitalOcean Holdings Inc.	300,572	12,880
*	Cargurus Inc.	397,033	12,780
*	Blackline Inc.	264,099	12,756
*	Semtech Corp.	332,862	12,712
*	Alarm.com Holdings Inc.	216,877	12,598
*	Blackbaud Inc.	185,624	12,270
*	Synaptics Inc.	181,335	11,993
*	C3.ai Inc. Class A	506,537	11,878
*	FormFactor Inc.	354,668	11,810
*	Braze Inc. Class A	302,017	11,169
*	TTM Technologies Inc.	462,545	11,152
*	Ambarella Inc.	173,554	10,661
	Progress Software Corp.	194,381	10,621
*	PAR Technology Corp.	153,703	10,561
*	Diodes Inc.	209,023	10,322
*	Yelp Inc.	296,426	10,170
*	Impinj Inc.	105,069	10,156
	Vishay Intertechnology Inc.	578,176	9,910
	Clear Secure Inc. Class A	401,375	9,517
	Kulicke & Soffa Industries Inc.	243,356	9,313
*	Core Scientific Inc.	817,558	9,124
*,1	Cleanspark Inc.	1,140,443	9,112
*	Magnite Inc.	576,548	9,092
*	LiveRamp Holdings Inc.	302,550	9,040
*	AvePoint Inc.	589,945	8,814
	CSG Systems International Inc.	135,307	8,700
*	Agilysys Inc.	102,990	8,341
*	Ziff Davis Inc.	201,733	8,283
*	Rapid7 Inc.	282,915	8,230
*	Axcelis Technologies Inc.	148,928	8,160
*	Vertex Inc. Class A	248,615	8,028
	Adeia Inc.	497,870	7,827
*	ePlus Inc.	120,269	7,743
*	NCR Voyix Corp.	665,169	7,503
*	Alkami Technology Inc.	242,746	7,486
*	PagerDuty Inc.	409,417	7,255
*	Asana Inc. Class A	371,406	7,150
*	NetScout Systems Inc.	316,203	7,111
*,1	Applied Digital Corp.	878,882	7,031
*	Rogers Corp.	85,913	6,868
	A10 Networks Inc.	324,510	6,747
*	Matterport Inc.	1,214,218	6,628
*	Innodata Inc.	123,792	6,526
	Benchmark Electronics Inc.	163,187	6,521
*	Verint Systems Inc.	279,530	6,309
	CTS Corp.	137,733	6,151
*,1	Rigetti Computing Inc.	720,363	6,094
*	Sprout Social Inc. Class A	228,899	6,070
*	ACM Research Inc. Class A	233,004	6,044
*	Appian Corp. Class A	184,289	5,984
*	Photronics Inc.	282,324	5,884
*	Schrodinger Inc.	255,013	5,689
*	Veeco Instruments Inc.	254,710	5,665
*	Hut 8 Corp.	370,325	5,462

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	MaxLinear Inc.	365,296	5,337
*	Xometry Inc. Class A	194,969	5,327
*	Jamf Holding Corp.	375,078	5,131
*	Terawulf Inc.	1,224,115	5,129
*	Diebold Nixdorf Inc.	115,715	5,118
*	PROS Holdings Inc.	209,291	5,061
*	Ultra Clean Holdings Inc.	202,401	4,979
*	Grid Dynamics Holdings Inc.	261,209	4,916
*	Penguin Solutions Inc.	238,781	4,759
	SolarWinds Corp.	249,727	4,572
*	Sprinklr Inc. Class A	535,172	4,533
*	Amplitude Inc. Class A	357,977	4,507
*	Ichor Holdings Ltd.	151,384	4,434
*	Cohu Inc.	212,098	4,170
*	Fastly Inc. Class A	598,330	4,075
*	ScanSource Inc.	109,545	4,010
*	Vimeo Inc.	666,278	3,924
	Sapiens International Corp. NV	141,203	3,894
*	Cipher Mining Inc.	927,041	3,782
*	NextNav Inc.	354,871	3,723
*	CEVA Inc.	106,713	3,656
	Xerox Holdings Corp.	534,161	3,541
	Hackett Group Inc.	115,939	3,522
*	Blend Labs Inc. Class A	1,088,319	3,406
	PC Connection Inc.	53,015	3,382
*	Yext Inc.	489,102	3,326
*	Olo Inc. Class A	481,380	3,317
*	Alpha & Omega Semiconductor Ltd.	109,261	3,308
*	N-able Inc.	328,515	3,295
*	Couchbase Inc.	182,698	3,225
*	PDF Solutions Inc.	142,633	3,212
*	EverQuote Inc. Class A	114,569	3,080
*	Daktronics Inc.	182,553	2,786
	OneSpan Inc.	173,193	2,778
*	MeridianLink Inc.	150,442	2,747
*	Enfusion Inc. Class A	227,774	2,615
*,1	D-Wave Quantum Inc.	455,077	2,494
*,1	BigBear.ai Holdings Inc.	475,558	2,454
*	Ibotta Inc. Class A	71,552	2,389
	Shutterstock Inc.	110,784	2,381
	Climb Global Solutions Inc.	19,294	2,365
*	BigCommerce Holdings Inc. Series 1	326,366	2,311
*	Bumble Inc. Class A	442,201	2,299
*	Weave Communications Inc.	181,316	2,285
*	indie Semiconductor Inc. Class A	752,590	2,265
*	E2open Parent Holdings Inc.	942,821	2,159
*	Consensus Cloud Solutions Inc.	82,289	2,154
*	Cerence Inc.	188,282	2,148
*	Life360 Inc.	47,114	2,130
	Simulations Plus Inc.	72,333	2,096
*	Grindr Inc.	112,926	2,072
	Red Violet Inc.	50,231	2,040
*	PubMatic Inc. Class A	191,776	2,039
	Logility Supply Chain Solutions Inc.	143,226	2,024
*	Kimball Electronics Inc.	111,511	2,009
*	Mitek Systems Inc.	208,007	1,949
*	nLight Inc.	212,356	1,947
*	SEMrush Holdings Inc. Class A	169,296	1,862
*	Bandwidth Inc. Class A	115,163	1,839
*	TechTarget Inc.	120,467	1,767
	Methode Electronics Inc.	161,523	1,761
*	Ouster Inc.	211,080	1,741
*	NerdWallet Inc. Class A	159,842	1,630
*	Digital Turbine Inc.	438,933	1,506
	NVE Corp.	21,808	1,501
*,1	Vivid Seats Inc. Class A	350,980	1,453
*,1	MicroVision Inc.	985,291	1,429
*,1	Navitas Semiconductor Corp.	576,963	1,408
*	Viant Technology Inc. Class A	69,645	1,392
*	Nextdoor Holdings Inc.	782,817	1,386

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*,1	Bit Digital Inc.	547,680	1,347
*	Unisys Corp.	300,829	1,297
*	Mediaalpha Inc. Class A	135,862	1,262
*,1	Aehr Test Systems	128,958	1,243
*	Backblaze Inc. Class A	182,709	1,195
*,1	Groupon Inc.	107,276	1,193
*	Domo Inc. Class B	156,792	1,192
*	Asure Software Inc.	112,474	1,180
*	Arteris Inc.	129,182	1,176
*	SkyWater Technology Inc.	124,675	1,163
*	Digimarc Corp.	69,613	1,138
	Immersion Corp.	141,483	1,138
*	SmartRent Inc.	869,221	1,078
	ReposiTrak Inc.	53,756	1,056
*,1	Getty Images Holdings Inc.	458,561	981
*	EverCommerce Inc.	97,713	969
*	Kaltura Inc.	447,001	948
*	TrueCar Inc.	391,952	913
*	Eventbrite Inc. Class A	360,478	880
*	Rimini Street Inc.	242,767	862
*	Definitive Healthcare Corp.	243,866	788
*	Telos Corp.	248,658	743
	Richardson Electronics Ltd.	55,862	737
*	Tucows Inc. Class A	36,749	730
*	Rackspace Technology Inc.	305,668	724
*	ON24 Inc.	125,946	703
*	WM Technology Inc.	386,576	506
*	Everspin Technologies Inc.	88,387	499
*	Rekor Systems Inc.	353,938	435
*	AudioEye Inc.	33,193	432
*	1stdibs.com Inc.	115,961	427
*,1	QuickLogic Corp.	63,287	389
*	eGain Corp.	78,925	387
*	Aeva Technologies Inc.	104,055	373
*	FiscalNote Holdings Inc.	294,740	363
*	SailPoint Inc.	11,743	282
*	DLH Holdings Corp.	38,659	196
*	Silvaco Group Inc.	26,909	167
*,1	Airship AI Holdings Inc.	37,719	160
*	GCT Semiconductor Holding Inc.	34,073	65
*	System1 Inc.	107,430	57
			1,255,810
Telecommunications (1.9%)
	InterDigital Inc.	115,734	24,725
*	Lumen Technologies Inc.	4,633,964	21,872
*	EchoStar Corp. Class A	557,549	17,412
*,1	AST SpaceMobile Inc.	613,326	16,627
	Telephone & Data Systems Inc.	451,612	16,303
	Cogent Communications Holdings Inc.	201,682	14,737
*	Viavi Solutions Inc.	1,008,663	11,277
*	Calix Inc.	272,666	10,094
*	Extreme Networks Inc.	591,083	9,132
	Cable One Inc.	25,827	6,720
*	CommScope Holding Co. Inc.	984,083	6,249
*,1,3	Infinera Corp.	926,909	6,164
*	Harmonic Inc.	505,961	5,217
*	Digi International Inc.	163,496	4,993
*	ViaSat Inc.	566,188	4,949
*	Globalstar Inc.	222,880	4,812
*	fuboTV Inc.	1,474,352	4,467
*	Applied Optoelectronics Inc.	186,450	4,076
*	Liberty Latin America Ltd. Class C	593,664	3,984
*	Adtran Holdings Inc.	360,896	3,815
	IDT Corp. Class B	70,489	3,423
*	NETGEAR Inc.	128,150	3,370
*	Powerfleet Inc. NJ	431,551	3,042
	Shenandoah Telecommunications Co.	222,603	2,406
*	Gogo Inc.	295,684	2,167
*	Ribbon Communications Inc.	420,317	1,984

Russell 2000 Index Fund
		Shares	Market Value• ($000)
*	Anterix Inc.	46,920	1,830
*	Clearfield Inc.	55,202	1,789
*	Xperi Inc.	209,128	1,769
*	Ooma Inc.	115,304	1,658
*	8x8 Inc.	583,562	1,459
	Spok Holdings Inc.	83,276	1,403
*	WideOpenWest Inc.	230,142	1,135
*	Aviat Networks Inc.	52,396	1,097
*	Liberty Latin America Ltd. Class A	144,030	975
	ATN International Inc.	46,654	806
*,1	Lightwave Logic Inc.	549,199	665
			228,603
Utilities (3.2%)
*	Casella Waste Systems Inc. Class A	285,762	32,011
[1]	Brookfield Infrastructure Corp. Class A	549,483	22,001
	New Jersey Resources Corp.	449,773	21,760
	TXNM Energy Inc.	412,203	21,538
	Portland General Electric Co.	476,197	21,348
	Southwest Gas Holdings Inc.	278,798	20,924
	Spire Inc.	259,950	19,980
	Black Hills Corp.	321,020	19,640
	ONE Gas Inc.	258,000	19,389
	Ormat Technologies Inc. (XNYS)	264,419	18,467
	ALLETE Inc.	265,925	17,469
	Northwestern Energy Group Inc.	282,237	15,785
	MGE Energy Inc.	166,944	15,322
	Avista Corp.	358,441	14,327
	American States Water Co.	170,762	13,070
	Chesapeake Utilities Corp.	101,165	12,841
	California Water Service Group	273,139	12,414
*	Hawaiian Electric Industries Inc.	757,875	8,299
	SJW Group	153,023	8,060
*	Sunrun Inc.	999,351	7,245
	Northwest Natural Holding Co.	176,373	7,210
*,1	NuScale Power Corp.	387,180	6,656
	Unitil Corp.	73,181	4,105
	Middlesex Water Co.	81,169	4,069
	Aris Water Solutions Inc. Class A	122,175	3,844
	Excelerate Energy Inc. Class A	78,418	2,406
*	Enviri Corp.	364,285	2,368
	York Water Co.	64,992	2,083
	Consolidated Water Co. Ltd.	69,388	1,878
*	Altus Power Inc.	347,277	1,712
*	Pure Cycle Corp.	94,600	1,100
*	Cadiz Inc.	191,225	815
	Genie Energy Ltd. Class B	56,929	814
	RGC Resources Inc.	37,821	767
*	Net Power Inc.	96,943	703
*	Arq Inc.	127,115	663
	Global Water Resources Inc.	53,189	611
*,1	NANO Nuclear Energy Inc.	20,222	582
*	Perma-Fix Environmental Services Inc.	66,344	533
*	Quest Resource Holding Corp.	78,522	359
			385,168
Total Common Stocks (Cost $12,641,065)			11,822,578
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	6,520	48

Russell 2000 Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund, 4.351% (Cost $246,115)	2,461,747	246,175
Total Investments (101.7%) (Cost $12,887,180)			12,068,801
Other Assets and Liabilities—Net (-1.7%)			(201,411)
Net Assets (100%)			11,867,390
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $196,428,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $3,869,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $35,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $210,305,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	534	57,814	(2,010)

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $12,641,065)	11,822,626
Affiliated Issuers (Cost $246,115)	246,175
Total Investments in Securities	12,068,801
Investment in Vanguard	322
Cash	2,356
Cash Collateral Pledged—Futures Contracts	3,840
Receivables for Investment Securities Sold	1,501
Receivables for Accrued Income	7,433
Receivables for Capital Shares Issued	66
Variation Margin Receivable—Futures Contracts	489
Total Assets	12,084,808
Liabilities
Payables for Investment Securities Purchased	6,338
Collateral for Securities on Loan	210,305
Payables for Capital Shares Redeemed	473
Payables to Vanguard	302
Total Liabilities	217,418
Net Assets	11,867,390
1 Includes $196,428,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	13,782,401
Total Distributable Earnings (Loss)	(1,915,011)
Net Assets	11,867,390

ETF Shares—Net Assets
Applicable to 131,425,030 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,405,131
Net Asset Value Per Share—ETF Shares	$86.78

Institutional Shares—Net Assets
Applicable to 1,392,093 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	462,259
Net Asset Value Per Share—Institutional Shares	$332.06

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	66,548
Interest[2]	1,124
Securities Lending—Net	5,237
Total Income	72,909
Expenses
The Vanguard Group—Note B
Investment Advisory Services	122
Management and Administrative—ETF Shares	4,057
Management and Administrative—Institutional Shares	171
Marketing and Distribution—ETF Shares	333
Marketing and Distribution—Institutional Shares	9
Custodian Fees	248
Shareholders’ Reports and Proxy Fees—ETF Shares	908
Shareholders’ Reports and Proxy Fees—Institutional Shares	6
Trustees’ Fees and Expenses	3
Other Expenses	14
Total Expenses	5,871
Net Investment Income	67,038
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	410,389
Futures Contracts	219
Realized Net Gain (Loss)	410,608
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(678,385)
Futures Contracts	(3,383)
Change in Unrealized Appreciation (Depreciation)	(681,768)
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,122)
1	Dividends are net of foreign withholding taxes of $232,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $995,000, ($1,000), and $20,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $458,714,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,038	123,779
Realized Net Gain (Loss)	410,608	524,012
Change in Unrealized Appreciation (Depreciation)	(681,768)	848,037
Net Increase (Decrease) in Net Assets Resulting from Operations	(204,122)	1,495,828
Distributions
ETF Shares	(80,921)	(119,053)
Institutional Shares	(3,541)	(7,500)
Total Distributions	(84,462)	(126,553)
Capital Share Transactions
ETF Shares	1,452,358	2,485,154
Institutional Shares	(67,861)	(11,843)
Net Increase (Decrease) from Capital Share Transactions	1,384,497	2,473,311
Total Increase (Decrease)	1,095,913	3,842,586
Net Assets
Beginning of Period	10,771,477	6,928,891
End of Period	11,867,390	10,771,477

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021[1]	2020[1]
Net Asset Value, Beginning of Period	$89.03	$76.28	$74.02	$91.28	$62.69	$59.88
Investment Operations
Net Investment Income[2]	.488	1.147	1.207	1.030	.865	.810
Net Realized and Unrealized Gain (Loss) on Investments	(2.129)	12.798	2.207	(17.254)	28.550	2.815
Total from Investment Operations	(1.641)	13.945	3.414	(16.224)	29.415	3.625
Distributions
Dividends from Net Investment Income	(.609)	(1.195)	(1.154)	(1.036)	(.825)	(.815)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.609)	(1.195)	(1.154)	(1.036)	(.825)	(.815)
Net Asset Value, End of Period	$86.78	$89.03	$76.28	$74.02	$91.28	$62.69
Total Return	-1.86%	18.50%	4.75%	-17.88%	47.15%	6.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,405	$10,229	$6,455	$5,255	$6,223	$1,802
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.44%	1.64%	1.26%	1.02%	1.37%
Portfolio Turnover Rate[4]	4%	12%	15%	19%	23%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Adjusted to reflect a 2-for-1 share split effective at the beginning of trading on April 20, 2021.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$340.66	$291.86	$283.22	$349.26	$239.84	$229.03
Investment Operations
Net Investment Income[1]	1.942	4.441	4.671	4.063	3.360	3.208
Net Realized and Unrealized Gain (Loss) on Investments	(8.188)	48.984	8.434	(66.085)	109.242	10.710
Total from Investment Operations	(6.246)	53.425	13.105	(62.022)	112.602	13.918
Distributions
Dividends from Net Investment Income	(2.354)	(4.625)	(4.465)	(4.018)	(3.182)	(3.108)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.354)	(4.625)	(4.465)	(4.018)	(3.182)	(3.108)
Net Asset Value, End of Period	$332.06	$340.66	$291.86	$283.22	$349.26	$239.84
Total Return	-1.85%	18.53%	4.76%	-17.88%	47.19%	6.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$462	$542	$474	$487	$619	$630
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.46%	1.67%	1.29%	1.08%	1.41%
Portfolio Turnover Rate[3]	4%	12%	15%	19%	23%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $322,000, representing less than 0.01% of the fund’s net assets and 0.13% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,809,635	6,663	6,280	11,822,578
Warrants	—	48	—	48
Temporary Cash Investments	246,175	—	—	246,175
Total	12,055,810	6,711	6,280	12,068,801
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(2,010)	—	—	(2,010)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,948,632
Gross Unrealized Appreciation	1,419,221
Gross Unrealized Depreciation	(2,301,062)
Net Unrealized Appreciation (Depreciation)	(881,841)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $1,479,735,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Russell 2000 Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $435,842,000 of investment securities and sold $471,219,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,936,001,000 and $1,516,286,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $25,982,000 and sales were $45,230,000, resulting in net realized loss of $16,812,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,970,170	33,325	5,651,760	69,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,517,812)	(16,800)	(3,166,606)	(39,425)
Net Increase (Decrease)—ETF Shares	1,452,358	16,525	2,485,154	30,275
Institutional Shares
Issued	36,287	104	70,235	234
Issued in Lieu of Cash Distributions	3,247	10	6,761	22
Redeemed	(107,395)	(313)	(88,839)	(289)
Net Increase (Decrease)—Institutional Shares	(67,861)	(199)	(11,843)	(33)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Russell 2000 Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (3.7%)
*	Arcadium Lithium plc	754,860	4,408
	Commercial Metals Co.	79,259	3,839
	Avient Corp.	62,925	2,691
*	Coeur Mining Inc.	435,374	2,242
	Hecla Mining Co.	409,467	2,101
	UFP Industries Inc.	18,304	1,959
	Minerals Technologies Inc.	22,042	1,515
*	SSR Mining Inc. (XTSE)	141,321	1,412
	Sylvamo Corp.	18,965	1,348
*	Perimeter Solutions Inc.	93,629	991
	Stepan Co.	13,434	830
	Tronox Holdings plc	82,418	640
	Worthington Steel Inc.	22,717	606
*	Ecovyst Inc.	80,839	549
*,1	Energy Fuels Inc.	130,605	538
*	Novagold Resources Inc.	168,971	507
	AdvanSix Inc.	17,882	499
	Ryerson Holding Corp.	18,677	470
	Mueller Industries Inc.	5,854	469
*	Metallus Inc.	29,976	433
	Koppers Holdings Inc.	13,743	400
*	Rayonier Advanced Materials Inc.	44,219	340
*	Clearwater Paper Corp.	11,327	296
*	MAC Copper Ltd.	27,187	274
*	LSB Industries Inc.	36,820	270
	Innospec Inc.	2,554	264
	Mativ Holdings Inc.	37,726	255
	Radius Recycling Inc.	18,198	252
	Compass Minerals International Inc.	24,087	251
*	Northwest Pipe Co.	5,650	249
	Olympic Steel Inc.	6,984	232
*	Intrepid Potash Inc.	7,535	197
*,1	i-80 Gold Corp.	219,572	170
*	Tredegar Corp.	18,341	143
*	Lifezone Metals Ltd.	25,465	137
	Caledonia Mining Corp. plc	11,344	114
	Sensient Technologies Corp.	1,528	106
*	NN Inc.	32,102	98
	American Vanguard Corp.	17,412	90
*	Encore Energy Corp.	34,086	86
	FutureFuel Corp.	18,010	81
	Materion Corp.	832	76
*	Piedmont Lithium Inc.	8,894	63
*	Dakota Gold Corp.	20,489	62
	Kaiser Aluminum Corp.	720	51
*	Contango ORE Inc.	4,233	40
	Valhi Inc.	1,710	29
*	Ur-Energy Inc.	21,068	20
*	GrafTech International Ltd.	13,526	16
			32,709
Consumer Discretionary (12.2%)
*	Taylor Morrison Home Corp.	71,243	4,391
	Group 1 Automotive Inc.	9,224	4,239
*	Asbury Automotive Group Inc.	13,716	3,681
	Meritage Homes Corp.	50,100	3,631
*	SkyWest Inc.	27,637	2,734
	Rush Enterprises Inc. Class A	42,420	2,474
	KB Home	39,083	2,384
	Graham Holdings Co. Class B	2,224	2,188

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Adtalem Global Education Inc.	21,361	2,185
*	M/I Homes Inc.	18,580	2,176
	TEGNA Inc.	115,565	2,103
*	Champion Homes Inc.	19,692	2,018
*	Goodyear Tire & Rubber Co.	198,310	1,874
*	Urban Outfitters Inc.	31,694	1,844
	Academy Sports & Outdoors Inc.	35,469	1,759
*	OPENLANE Inc.	75,018	1,673
*	Life Time Group Holdings Inc.	53,095	1,617
	Signet Jewelers Ltd.	29,412	1,539
*	Tri Pointe Homes Inc.	45,539	1,442
	Phinia Inc.	29,126	1,436
*	JetBlue Airways Corp.	217,337	1,417
	Dana Inc.	90,870	1,351
	La-Z-Boy Inc.	29,456	1,333
	Strategic Education Inc.	15,469	1,246
	International Game Technology plc	68,993	1,223
	Century Communities Inc.	17,043	1,183
	Perdoceo Education Corp.	45,646	1,169
*	Victoria's Secret & Co.	41,827	1,118
	MillerKnoll Inc.	48,697	1,047
*	Foot Locker Inc.	58,136	1,007
*	Knowles Corp.	60,581	1,005
*	LGI Homes Inc.	13,531	994
*	Adient plc	60,599	959
*	Central Garden & Pet Co. Class A	30,375	956
*	Green Brick Partners Inc.	15,680	937
	Red Rock Resorts Inc. Class A	18,656	932
*	Helen of Troy Ltd.	15,861	873
*	Sabre Corp.	209,557	865
*	Madison Square Garden Entertainment Corp.	25,022	864
*	Sphere Entertainment Co.	19,007	829
*	Fox Factory Holding Corp.	29,459	817
	HNI Corp.	17,262	804
*	AMC Entertainment Holdings Inc. Class A	242,747	801
	Allegiant Travel Co.	10,802	794
	Winnebago Industries Inc.	19,638	794
	Steelcase Inc. Class A	64,443	784
*	Lions Gate Entertainment Corp. Class B	86,723	764
*	G-III Apparel Group Ltd.	27,137	735
	Six Flags Entertainment Corp.	16,597	730
	Interface Inc.	36,011	729
*	Despegar.com Corp.	36,905	709
	Winmark Corp.	2,031	683
	PROG Holdings Inc.	23,832	676
*	Sally Beauty Holdings Inc.	71,808	648
*	National Vision Holdings Inc.	50,838	646
*	Topgolf Callaway Brands Corp.	98,618	644
*	Cars.com Inc.	46,082	608
	PriceSmart Inc.	6,447	576
	Cracker Barrel Old Country Store Inc.	12,021	544
	John Wiley & Sons Inc. Class A	13,159	525
	Matthews International Corp. Class A	20,588	513
	Sonic Automotive Inc. Class A	7,344	501
*	Brinker International Inc.	3,015	497
*	Integral Ad Science Holding Corp.	45,020	474
*	Malibu Boats Inc. Class A	13,731	458
	Ethan Allen Interiors Inc.	15,948	455
*	Beazer Homes USA Inc.	20,246	451
	Golden Entertainment Inc.	13,683	425
	Standard Motor Products Inc.	14,832	423
*	Lions Gate Entertainment Corp. Class A	41,440	413
*	Cinemark Holdings Inc.	15,827	405
*	Gannett Co. Inc.	99,928	404
*	American Axle & Manufacturing Holdings Inc.	80,838	401
*	Figs Inc. Class A	85,519	391
*	MarineMax Inc.	14,969	379
	Monro Inc.	20,693	369
*	Hertz Global Holdings Inc.	85,747	358
*	Everi Holdings Inc.	25,705	354

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Scholastic Corp.	16,087	352
*	ODP Corp.	22,648	352
*	Laureate Education Inc.	17,419	347
	Rush Enterprises Inc. Class B	6,070	346
	A-Mark Precious Metals Inc.	12,425	338
*	Lincoln Educational Services Corp.	18,237	335
	American Eagle Outfitters Inc.	25,350	332
*	Stitch Fix Inc. Class A	70,134	332
*	Hovnanian Enterprises Inc. Class A	3,258	331
	Sturm Ruger & Co. Inc.	8,215	324
*	National CineMedia Inc.	48,265	323
*	Stagwell Inc.	49,193	319
	Smith & Wesson Brands Inc.	28,514	310
	Marcus Corp.	16,185	297
*	Eastman Kodak Co.	41,720	293
	Papa John's International Inc.	6,345	288
*	Corsair Gaming Inc.	24,519	288
	Shoe Carnival Inc.	12,618	279
	Caleres Inc.	16,739	271
*	Funko Inc. Class A	21,783	268
*	Clear Channel Outdoor Holdings Inc.	212,056	265
*	Clean Energy Fuels Corp.	119,287	243
	Bloomin' Brands Inc.	25,158	236
	Dine Brands Global Inc.	9,269	232
*	Sun Country Airlines Holdings Inc.	14,430	232
	Haverty Furniture Cos. Inc.	10,108	231
*	Boston Omaha Corp. Class A	15,978	228
	Arko Corp.	50,576	228
*	BJ's Restaurants Inc.	5,938	226
	Gray Media Inc.	58,952	222
*	American Public Education Inc.	10,017	212
*	Sleep Number Corp.	14,951	210
*	America's Car-Mart Inc.	4,966	208
	Movado Group Inc.	10,669	206
*	Beyond Inc.	32,003	205
*	El Pollo Loco Holdings Inc.	18,039	203
*	MasterCraft Boat Holdings Inc.	11,320	199
*	Legacy Housing Corp.	7,994	197
*	Genesco Inc.	5,314	194
	Oxford Industries Inc.	3,116	193
*	KinderCare Learning Cos. Inc.	9,538	186
*	Central Garden & Pet Co.	5,235	185
*	Cooper-Standard Holdings Inc.	11,682	177
*	Latham Group Inc.	28,339	167
*	AMC Networks Inc. Class A	22,004	161
*	Petco Health & Wellness Co. Inc.	58,068	156
*	JAKKS Pacific Inc.	5,669	154
*	Zumiez Inc.	10,733	153
*	iRobot Corp.	20,724	151
*	BARK Inc.	89,196	151
	Flexsteel Industries Inc.	3,219	145
	Weyco Group Inc.	4,173	145
*	RealReal Inc.	20,924	143
	RCI Hospitality Holdings Inc.	2,804	140
*	OneWater Marine Inc. Class A	8,236	136
*	Outbrain Inc.	27,328	135
*	iHeartMedia Inc. Class A	73,269	130
*	Peloton Interactive Inc. Class A	17,313	130
*	Biglari Holdings Inc. Class B	499	122
*	Lands' End Inc.	9,769	115
	Designer Brands Inc. Class A	28,106	113
	Hamilton Beach Brands Holding Co. Class A	5,802	113
*	Citi Trends Inc.	4,562	112
*	Sonos Inc.	8,422	111
	Superior Group of Cos. Inc.	7,683	110
*	Full House Resorts Inc.	22,844	110
*	Daily Journal Corp.	277	109
*	Stoneridge Inc.	19,478	109
*	ThredUP Inc. Class A	46,122	109
*	Portillo's Inc. Class A	7,723	108

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Escalade Inc.	6,891	105
	Worthington Enterprises Inc.	2,432	102
*	Global Business Travel Group I	12,329	102
	Clarus Corp.	21,561	99
*	AMMO Inc.	61,834	99
*	Playstudios Inc.	60,677	99
*	Lovesac Co.	4,663	98
*	Reservoir Media Inc.	12,516	98
*	Tile Shop Holdings Inc.	12,783	97
	Hooker Furnishings Corp.	7,316	96
	Carriage Services Inc.	2,341	94
*	1-800-Flowers.com Inc. Class A	13,411	93
	Johnson Outdoors Inc. Class A	3,271	88
*	Destination XL Group Inc.	36,907	85
*	Lindblad Expeditions Holdings Inc.	7,425	83
*	Turtle Beach Corp.	4,760	82
	Entravision Communications Corp. Class A	36,335	81
*	Landsea Homes Corp.	10,884	77
*	Chegg Inc.	69,112	75
*	Mister Car Wash Inc.	8,740	74
	Virco Mfg. Corp.	6,953	71
*	United Parks & Resorts Inc.	1,358	69
*	EW Scripps Co. Class A	42,014	68
	Rocky Brands Inc.	3,180	65
*	GoPro Inc. Class A	86,267	64
*	Vera Bradley Inc.	17,083	56
*	Traeger Inc.	23,548	55
*,1	SES AI Corp.	83,075	55
*	Leslie's Inc.	49,642	52
*	Webtoon Entertainment Inc.	5,804	52
*	RumbleON Inc. Class B	11,939	50
	Arhaus Inc.	5,172	49
*	Denny's Corp.	9,603	48
*	Holley Inc.	17,346	47
	Lifetime Brands Inc.	8,670	43
	Emerald Holding Inc.	10,274	42
*	Tilly's Inc. Class A	10,136	39
	NL Industries Inc.	5,601	38
*	Blink Charging Co.	34,721	35
	Cricut Inc. Class A	6,096	33
*	Vacasa Inc. Class A	6,535	33
*	Purple Innovation Inc.	37,320	32
	Marine Products Corp.	3,323	29
	Nathan's Famous Inc.	223	23
*	Solo Brands Inc. Class A	18,739	14
	J Jill Inc.	501	12
*	European Wax Center Inc. Class A	1,843	12
*	Luminar Technologies Inc.	2,026	11
	CompX International Inc.	440	10
*	aka Brands Holding Corp.	469	7
*	LiveOne Inc.	6,234	5
*	United Homes Group Inc.	737	3
			108,208
Consumer Staples (2.1%)
	Primo Brands Corp.	96,485	3,251
	Cal-Maine Foods Inc.	26,906	2,432
*	United Natural Foods Inc.	40,934	1,301
	Edgewell Personal Care Co.	33,798	1,064
*	TreeHouse Foods Inc.	32,871	1,035
	Universal Corp.	16,764	899
	Andersons Inc.	19,962	854
	Weis Markets Inc.	11,543	854
	Dole plc	52,245	764
	Fresh Del Monte Produce Inc.	23,569	719
	Ingles Markets Inc. Class A	10,089	620
	SpartanNash Co.	23,758	480
	B&G Foods Inc.	53,632	358
*	Mission Produce Inc.	26,465	327
	ACCO Brands Corp.	64,813	303

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Nu Skin Enterprises Inc. Class A	34,160	271
*	Seneca Foods Corp. Class A	3,244	263
	Limoneira Co.	11,530	254
	Oil-Dri Corp. of America	5,438	240
*	USANA Health Sciences Inc.	7,951	235
	Calavo Growers Inc.	9,778	224
*	Hain Celestial Group Inc.	62,086	222
	Natural Grocers by Vitamin Cottage Inc.	4,875	217
	Utz Brands Inc.	14,415	196
*	Herbalife Ltd.	22,917	190
	Village Super Market Inc. Class A	6,006	189
*	Honest Co. Inc.	33,638	182
	Alico Inc.	4,897	144
*	Olaplex Holdings Inc.	96,667	140
	Turning Point Brands Inc.	1,698	119
*	Medifast Inc.	7,508	108
*	Nature's Sunshine Products Inc.	7,014	102
*	Guardian Pharmacy Services Inc. Class A	3,724	74
*	Waldencast plc Class A	16,800	55
*	HF Foods Group Inc.	27,440	52
*	GrowGeneration Corp.	37,167	42
*	Cibus Inc.	12,614	26
*	Veru Inc.	23,835	12
*	Brookfield Realty Capital Corp. Class A	3,688	10
*	Smithfield Foods Inc.	409	9
			18,837
Energy (6.5%)
*	CNX Resources Corp.	101,607	2,936
	Core Natural Resources Inc.	36,592	2,717
	Murphy Oil Corp.	100,020	2,650
	Golar LNG Ltd.	69,017	2,646
	Patterson-UTI Energy Inc.	271,302	2,255
	SM Energy Co.	66,313	2,169
	California Resources Corp.	48,103	2,146
	Northern Oil & Gas Inc.	64,987	2,047
	Liberty Energy Inc.	104,263	1,801
	Helmerich & Payne Inc.	67,502	1,790
	Warrior Met Coal Inc.	36,199	1,743
	PBF Energy Inc. Class A	69,875	1,497
*	Transocean Ltd. (XNYS)	507,562	1,497
	Kinetik Holdings Inc.	24,081	1,405
	Peabody Energy Corp.	88,050	1,214
*	DNOW Inc.	73,376	1,173
*	Comstock Resources Inc.	64,332	1,157
*	NEXTracker Inc. Class A	25,701	1,131
	Sitio Royalties Corp. Class A	56,368	1,127
	Crescent Energy Co. Class A	84,136	1,062
	World Kinect Corp.	35,345	1,058
*	Talos Energy Inc.	101,509	914
*	Seadrill Ltd.	34,218	872
	Noble Corp. plc	33,445	866
*,1	Plug Power Inc.	509,198	820
*	Expro Group Holdings NV	65,753	782
	Select Water Solutions Inc.	63,496	770
*	Gulfport Energy Corp.	4,354	739
*	MRC Global Inc.	58,636	714
	Kodiak Gas Services Inc.	16,486	709
*	Helix Energy Solutions Group Inc.	81,127	699
*	Bristow Group Inc.	17,121	634
	Solaris Energy Infrastructure Inc.	17,405	594
*	Valaris Ltd.	15,579	556
*	Par Pacific Holdings Inc.	37,759	543
*	Vital Energy Inc.	20,027	535
	SunCoke Energy Inc.	58,521	531
	Delek US Holdings Inc.	32,387	528
*	ProPetro Holding Corp.	60,189	508
	Vitesse Energy Inc.	17,479	449
*	Innovex International Inc.	23,941	438
	Borr Drilling Ltd.	164,262	417

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
[1]	Diversified Energy Co. plc	31,071	414
*	NPK International Inc.	58,769	359
	RPC Inc.	59,591	333
*	REX American Resources Corp.	8,463	327
	VAALCO Energy Inc.	66,116	265
*	Centrus Energy Corp. Class A	2,911	264
	SandRidge Energy Inc.	22,596	264
*	Green Plains Inc.	43,981	258
*	Oil States International Inc.	42,534	231
*	Matrix Service Co.	18,442	230
	Granite Ridge Resources Inc.	36,450	214
	Riley Exploration Permian Inc.	6,745	213
	Magnolia Oil & Gas Corp. Class A	8,594	201
	Ranger Energy Services Inc. Class A	10,859	181
*	Ameresco Inc. Class A	15,037	177
*	Nabors Industries Ltd. (XNYS)	4,411	177
*	Hallador Energy Co.	17,634	170
*	EVgo Inc.	61,361	163
*	BKV Corp.	7,759	157
	Berry Corp.	37,472	153
*	Forum Energy Technologies Inc.	8,119	152
*	Natural Gas Services Group Inc.	5,889	151
*	Solid Power Inc.	107,455	132
*	Amplify Energy Corp.	26,978	131
*	Ring Energy Inc.	102,418	131
[1]	HighPeak Energy Inc.	10,114	131
*,1	Sunnova Energy International Inc.	75,323	125
*,1	Freyr Battery Inc.	78,153	120
*,1	ProFrac Holding Corp. Class A	15,263	110
*	SEACOR Marine Holdings Inc.	16,828	97
*,1	Energy Vault Holdings Inc.	71,603	97
*	PrimeEnergy Resources Corp.	478	94
	NACCO Industries Inc. Class A	2,862	92
*	DMC Global Inc.	10,160	86
*,1	ChargePoint Holdings Inc.	120,409	80
	Evolution Petroleum Corp.	15,335	77
*,1	FuelCell Energy Inc.	12,892	74
*	Geospace Technologies Corp.	8,287	67
	CVR Energy Inc.	2,478	46
*,1	Aemetis Inc.	25,254	45
*,1	Stem Inc.	101,896	44
*	Mammoth Energy Services Inc.	16,155	40
*,1	TPI Composites Inc.	32,150	36
*	SolarMax Technology Inc.	12,020	14
*	Drilling Tools International Corp.	3,986	13
*	Flowco Holdings Inc. Class A	248	6
*	Infinity Natural Resources Inc. Class A	313	6
			57,787
Financials (30.0%)
	SouthState Corp.	68,154	6,870
	UMB Financial Corp.	47,458	5,236
	Old National Bancorp	218,948	5,200
	Jackson Financial Inc. Class A	52,289	4,791
	Cadence Bank	126,815	4,205
	Essent Group Ltd.	72,653	4,186
	Home BancShares Inc.	129,470	3,878
	Glacier Bancorp Inc.	79,375	3,877
	Radian Group Inc.	105,691	3,478
	Hancock Whitney Corp.	60,497	3,456
	United Bankshares Inc.	91,906	3,322
	Valley National Bancorp	326,122	3,209
*	Mr. Cooper Group Inc.	27,892	3,134
	CNO Financial Group Inc.	73,280	3,055
	Ameris Bancorp	45,907	2,965
*	Enstar Group Ltd.	8,776	2,921
	Associated Banc-Corp.	112,520	2,796
	United Community Banks Inc.	83,321	2,685
*	Texas Capital Bancshares Inc.	32,326	2,559
	International Bancshares Corp.	37,719	2,527

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Blackstone Mortgage Trust Inc. Class A	121,156	2,518
	BGC Group Inc. Class A	253,731	2,512
	Fulton Financial Corp.	126,706	2,511
	Eastern Bankshares Inc.	134,228	2,401
	ServisFirst Bancshares Inc.	25,372	2,319
	Community Financial System Inc.	36,523	2,312
	Cathay General Bancorp	48,436	2,274
*	Axos Financial Inc.	34,011	2,272
	WSFS Financial Corp.	41,183	2,236
	Atlantic Union Bankshares Corp.	62,370	2,225
	Burford Capital Ltd.	139,662	2,179
	Flagstar Financial Inc.	176,619	2,119
*	StoneX Group Inc.	17,368	2,096
*	Genworth Financial Inc.	299,618	2,082
	Independent Bank Corp. (XNGS)	29,559	2,027
	First BanCorp (XNYS)	104,081	2,026
	Bank of Hawaii Corp.	27,218	1,966
	BankUnited Inc.	52,047	1,956
	Simmons First National Corp. Class A	86,309	1,896
	Bread Financial Holdings Inc.	34,631	1,870
	CVB Financial Corp.	92,206	1,860
*	NMI Holdings Inc.	50,717	1,848
*	Enova International Inc.	17,738	1,833
	First Financial Bancorp	65,958	1,808
	Towne Bank	48,888	1,803
	First Merchants Corp.	40,597	1,778
	First Interstate BancSystem Inc. Class A	55,437	1,702
	Park National Corp.	10,035	1,670
	Seacoast Banking Corp. of Florida	58,820	1,663
	Banner Corp.	23,882	1,647
	Provident Financial Services Inc.	87,706	1,601
*	Riot Platforms Inc.	172,268	1,599
	Pacific Premier Bancorp Inc.	66,838	1,597
[1]	Arbor Realty Trust Inc.	128,139	1,581
	Renasant Corp.	43,475	1,574
	Trustmark Corp.	42,348	1,550
	NBT Bancorp Inc.	32,034	1,530
	Enterprise Financial Services Corp.	25,761	1,522
	BancFirst Corp.	12,191	1,455
	Banc of California Inc.	96,743	1,439
	WesBanco Inc.	40,076	1,405
	WaFd Inc.	46,492	1,376
	OFG Bancorp	32,023	1,361
	Stewart Information Services Corp.	18,849	1,342
	Stock Yards Bancorp Inc.	17,828	1,299
	FB Financial Corp.	24,745	1,250
	Horace Mann Educators Corp.	28,714	1,215
	Nelnet Inc. Class A	9,860	1,207
	Bank of NT Butterfield & Son Ltd.	30,804	1,195
	First Bancorp / Southern Pines NC	27,891	1,170
	First Commonwealth Financial Corp.	70,506	1,159
	Northwest Bancshares Inc.	88,612	1,118
*	Customers Bancorp Inc.	20,623	1,114
	City Holding Co.	9,309	1,108
	Lakeland Financial Corp.	16,283	1,081
	National Bank Holdings Corp. Class A	25,727	1,077
	S&T Bancorp Inc.	26,646	1,072
	Hilltop Holdings Inc.	32,397	1,036
*	Skyward Specialty Insurance Group Inc.	19,894	1,035
	Two Harbors Investment Corp.	72,312	1,025
	Compass Diversified Holdings	46,301	1,014
	Stellar Bancorp Inc.	34,441	1,002
*	LendingClub Corp.	76,976	985
	Sandy Spring Bancorp Inc.	30,729	982
	TriCo Bancshares	22,384	979
	Apollo Commercial Real Estate Finance Inc.	96,322	976
	Pathward Financial Inc.	12,576	975
	Veritex Holdings Inc.	36,686	966
	Ladder Capital Corp.	78,920	937
	Westamerica BanCorp	17,878	932

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	SiriusPoint Ltd.	59,853	918
	First Busey Corp.	37,379	897
	Employers Holdings Inc.	17,205	891
	Mercury General Corp.	16,338	881
	PennyMac Mortgage Investment Trust	60,166	881
	Hope Bancorp Inc.	80,518	879
	PennyMac Financial Services Inc.	8,357	866
	Nicolet Bankshares Inc.	7,215	865
	QCR Holdings Inc.	11,396	858
	Berkshire Hills Bancorp Inc.	29,892	852
	Ellington Financial Inc.	58,888	845
	1st Source Corp.	12,773	829
	Banco Latinoamericano de Comercio Exterior SA Class E	19,085	809
	Chimera Investment Corp.	56,023	797
	German American Bancorp Inc.	19,835	792
	Origin Bancorp Inc.	20,383	789
	Cannae Holdings Inc.	39,285	787
	Ready Capital Corp.	112,655	781
	Safety Insurance Group Inc.	10,191	776
	Franklin BSP Realty Trust Inc. REIT	57,104	774
	Navient Corp.	54,018	773
	Peoples Bancorp Inc.	24,099	771
	Dynex Capital Inc.	54,583	768
	Preferred Bank	8,641	767
	Dime Community Bancshares Inc.	24,714	766
	First Bancshares Inc.	21,199	756
	MFA Financial Inc. REIT	71,090	756
	ARMOUR Residential REIT Inc.	39,046	744
	Brookline Bancorp Inc.	61,429	725
	OceanFirst Financial Corp.	40,250	725
	Bank First Corp.	6,769	709
	Premier Financial Corp.	24,742	694
	Enact Holdings Inc.	19,743	679
	ConnectOne Bancorp Inc.	25,300	646
	Byline Bancorp Inc.	21,821	623
*	Encore Capital Group Inc.	16,322	616
	Southside Bancshares Inc.	20,027	616
	Univest Financial Corp.	20,103	614
	Redwood Trust Inc.	91,823	613
	Tompkins Financial Corp.	8,887	612
	First Mid Bancshares Inc.	15,850	604
	Amerant Bancorp Inc.	25,881	594
	Heritage Financial Corp.	23,468	593
	Burke & Herbert Financial Services Corp.	9,447	589
	Community Trust Bancorp Inc.	10,717	585
*	PRA Group Inc.	27,292	571
	Brightspire Capital Inc.	90,181	562
	Old Second Bancorp Inc.	30,364	557
*	ProAssurance Corp.	35,571	556
	Central Pacific Financial Corp.	18,783	545
	Selective Insurance Group Inc.	6,331	545
*	Hamilton Insurance Group Ltd. Class B	27,660	541
	Fidelis Insurance Holdings Ltd.	36,043	530
	Mercantile Bank Corp.	10,938	527
	F&G Annuities & Life Inc.	12,355	526
	Walker & Dunlop Inc.	6,132	525
*	NB Bancorp Inc.	27,135	524
	Horizon Bancorp Inc.	30,274	516
	Merchants Bancorp	12,595	513
	Capitol Federal Financial Inc.	86,477	512
	Hanmi Financial Corp.	21,209	509
	Brookfield Business Corp. Class A	18,416	508
*	CrossFirst Bankshares Inc.	31,449	503
*	MARA Holdings Inc.	35,693	497
	First Community Bankshares Inc.	11,790	494
	Northeast Bank	4,869	489
	Eagle Bancorp Inc.	20,629	480
	Orchid Island Capital Inc.	55,341	473
	Independent Bank Corp.	13,792	469
	Business First Bancshares Inc.	17,048	452

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Metropolitan Bank Holding Corp.	7,385	446
	New York Mortgage Trust Inc.	63,541	445
	Camden National Corp.	10,045	442
	Heritage Commerce Corp.	41,699	442
	Orrstown Financial Services Inc.	12,969	434
*	Selectquote Inc.	95,194	434
	TrustCo Bank Corp. NY	12,998	429
	Equity Bancshares Inc. Class A	9,935	427
	First Financial Corp.	7,915	409
	Amalgamated Financial Corp.	12,598	409
	United Fire Group Inc.	14,544	408
*	Hippo Holdings Inc.	13,945	401
	AMERISAFE Inc.	7,653	394
	Republic Bancorp Inc. Class A	5,797	393
	MidWestOne Financial Group Inc.	12,882	392
	Southern Missouri Bancorp Inc.	6,574	383
	SmartFinancial Inc.	11,000	382
	Washington Trust Bancorp Inc.	11,712	376
	Peapack-Gladstone Financial Corp.	11,580	375
	HomeTrust Bancshares Inc.	10,188	374
	Farmers National Banc Corp.	25,162	365
	TPG RE Finance Trust Inc.	41,462	358
	Great Southern Bancorp Inc.	6,043	357
	CNB Financial Corp.	14,248	356
	Metrocity Bankshares Inc.	11,744	356
	Five Star Bancorp	11,673	356
	Capital City Bank Group Inc.	9,542	354
	KKR Real Estate Finance Trust Inc.	30,430	337
	Bar Harbor Bankshares	10,474	336
	Invesco Mortgage Capital Inc. REIT	38,273	336
	Northfield Bancorp Inc.	26,441	312
	HarborOne Bancorp Inc.	26,653	309
	Arrow Financial Corp.	11,361	307
	Northrim BanCorp Inc.	3,735	307
*	Ambac Financial Group Inc.	31,554	306
	Tiptree Inc.	13,403	303
	Mid Penn Bancorp Inc.	10,571	300
	Alerus Financial Corp.	14,723	300
	Enterprise Bancorp Inc.	6,925	299
	Universal Insurance Holdings Inc.	13,327	296
	Financial Institutions Inc.	10,538	295
	South Plains Financial Inc.	8,151	287
*	Third Coast Bancshares Inc.	7,965	285
	Shore Bancshares Inc.	18,746	284
*	Columbia Financial Inc.	17,827	283
	Hingham Institution for Savings	1,085	282
	First Business Financial Services Inc.	5,249	279
	Sierra Bancorp	9,046	278
	Midland States Bancorp Inc.	14,242	276
*	Carter Bankshares Inc.	15,792	274
	Flushing Financial Corp.	19,029	273
	Bank of Marin Bancorp	11,047	269
*	California BanCorp	16,845	269
*	Greenlight Capital Re Ltd. Class A	19,058	266
	Kearny Financial Corp.	37,914	265
	West BanCorp. Inc.	11,117	251
	Peoples Financial Services Corp.	4,861	237
	Unity Bancorp Inc.	4,968	236
	ACNB Corp.	5,750	236
*	Lemonade Inc.	6,402	233
	Home Bancorp Inc.	4,907	231
	Farmers & Merchants Bancorp Inc.	8,839	227
	Community West Bancshares	11,706	226
	Citizens & Northern Corp.	10,501	224
	First Bank	14,555	222
	Guaranty Bancshares Inc.	5,490	222
	HBT Financial Inc.	8,845	221
	NewtekOne Inc.	16,953	220
	Civista Bancshares Inc.	10,579	218
*	Bridgewater Bancshares Inc.	13,881	201

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	RBB Bancorp	11,312	200
*	Bowhead Specialty Holdings Inc.	5,938	200
	BayCom Corp.	7,227	199
	First Bancorp Inc. (XNGS)	7,584	199
	Northeast Community Bancorp Inc.	8,563	199
	Investors Title Co.	826	196
	Capital Bancorp Inc.	6,386	195
	First of Long Island Corp.	14,761	194
	Colony Bankcorp Inc.	11,504	194
	Chicago Atlantic Real Estate Finance Inc.	12,016	193
*	Heritage Insurance Holdings Inc.	15,940	187
*	MBIA Inc.	30,750	187
	Southern States Bancshares Inc.	5,763	187
	Donegal Group Inc. Class A	10,660	186
	ChoiceOne Financial Services Inc.	5,789	184
*	Southern First Bancshares Inc.	5,322	182
	Ares Commercial Real Estate Corp.	37,035	181
	FS Bancorp Inc.	4,604	181
	Orange County Bancorp Inc.	7,049	180
	Red River Bancshares Inc.	3,175	179
	Citizens Financial Services Inc.	2,916	176
*	Ponce Financial Group Inc.	13,340	175
	Plumas Bancorp	3,786	174
	Regional Management Corp.	5,052	170
	Timberland Bancorp Inc.	5,196	166
	First Foundation Inc.	31,817	162
	Waterstone Financial Inc.	11,419	161
	John Marshall Bancorp Inc.	8,631	161
	Federal Agricultural Mortgage Corp. Class C	725	152
	Virtus Investment Partners Inc.	803	151
	MVB Financial Corp.	8,136	150
	PCB Bancorp	7,520	148
	Fidelity D&D Bancorp Inc.	3,277	147
	Primis Financial Corp.	13,955	147
	Bankwell Financial Group Inc.	4,582	145
	Parke Bancorp Inc.	7,241	145
*	Onity Group Inc.	4,447	144
	Claros Mortgage Trust Inc.	59,874	140
*	FVCBankcorp Inc.	11,674	138
	LCNB Corp.	8,847	137
*	Blue Foundry Bancorp	13,828	137
	Middlefield Banc Corp.	5,003	134
	Norwood Financial Corp.	5,191	134
*	Provident Bancorp Inc.	10,933	132
	James River Group Holdings Ltd.	26,024	129
*	HomeStreet Inc.	12,621	127
	Oak Valley Bancorp	4,695	127
	AG Mortgage Investment Trust Inc.	16,807	127
	Princeton Bancorp Inc.	3,814	125
	ESSA Bancorp Inc.	5,777	121
	Investar Holding Corp.	6,443	121
	Silvercrest Asset Management Group Inc. Class A	6,639	120
*	Velocity Financial Inc.	6,337	119
	Linkbancorp Inc.	15,438	118
	Virginia National Bankshares Corp.	3,222	117
	Chemung Financial Corp.	2,254	116
	Seven Hills Realty Trust	8,930	115
	NexPoint Diversified Real Estate Trust	23,216	115
	American Coastal Insurance Corp. Class C	9,378	114
	Ames National Corp.	6,058	114
	National Bankshares Inc.	3,967	112
	Bank7 Corp.	2,671	110
	Medallion Financial Corp.	12,913	108
	BCB Bancorp Inc.	10,293	104
	First Financial Northwest Inc.	4,881	104
	Granite Point Mortgage Trust Inc.	34,734	103
	First Internet Bancorp	3,425	102
	Live Oak Bancshares Inc.	3,197	102
	USCB Financial Holdings Inc.	5,192	101
	Advanced Flower Capital Inc.	11,680	100

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Pioneer Bancorp Inc.	8,026	96
	Nexpoint Real Estate Finance Inc.	5,780	95
*	Bancorp Inc.	1,655	92
*	Triumph Financial Inc.	1,321	91
*	First Western Financial Inc.	4,188	83
*	Forge Global Holdings Inc.	81,729	82
	Peoples Bancorp of North Carolina Inc.	3,078	81
*	AlTi Global Inc.	23,513	81
*	NI Holdings Inc.	5,377	77
*	Sterling Bancorp Inc.	14,650	69
*	Maiden Holdings Ltd.	60,633	59
*	Consumer Portfolio Services Inc.	5,862	59
	Esquire Financial Holdings Inc.	731	56
	Angel Oak Mortgage REIT Inc.	5,369	54
	P10 Inc. Class A	4,135	53
	GCM Grosvenor Inc. Class A	3,603	51
*	GoHealth Inc. Class A	3,263	47
	Sunrise Realty Trust Inc.	3,892	47
*	Coastal Financial Corp.	439	43
	Diamond Hill Investment Group Inc.	284	42
*	SWK Holdings Corp.	2,273	39
*	Roadzen Inc.	24,385	30
*	World Acceptance Corp.	206	28
*	LendingTree Inc.	537	22
	MarketWise Inc.	23,497	14
	Value Line Inc.	50	2
			265,437
Health Care (8.6%)
*	Cytokinetics Inc.	72,373	3,329
*	Prestige Consumer Healthcare Inc.	34,573	2,930
*	ICU Medical Inc.	14,937	2,186
*	Option Care Health Inc.	63,549	2,129
*	Akero Therapeutics Inc.	39,348	1,933
*	Veracyte Inc.	53,617	1,864
*	Revolution Medicines Inc.	40,533	1,651
*	Neogen Corp.	151,860	1,526
*	LivaNova plc	35,835	1,492
*	Ligand Pharmaceuticals Inc.	12,049	1,473
*	Beam Therapeutics Inc.	53,229	1,402
*	Agios Pharmaceuticals Inc.	39,328	1,398
	Patterson Cos. Inc.	44,715	1,392
*	Bridgebio Pharma Inc.	36,885	1,287
*	Surgery Partners Inc.	53,455	1,287
*	Omnicell Inc.	31,752	1,208
*	Travere Therapeutics Inc.	52,601	1,126
*	Integra LifeSciences Holdings Corp.	47,107	1,093
*	Supernus Pharmaceuticals Inc.	32,431	1,040
*	Teladoc Health Inc.	101,147	967
*	Pediatrix Medical Group Inc.	60,397	892
*	Integer Holdings Corp.	6,936	855
*	Inmode Ltd.	43,662	817
*	NeoGenomics Inc.	81,658	816
	National HealthCare Corp.	8,714	812
*	GeneDx Holdings Corp.	7,716	794
*	Intellia Therapeutics Inc.	71,506	721
*	Pacira BioSciences Inc.	29,563	711
*	Addus HomeCare Corp.	7,324	701
*	PTC Therapeutics Inc.	12,673	700
*	Disc Medicine Inc.	12,247	688
*	Myriad Genetics Inc.	62,287	668
*	Waystar Holding Corp.	15,343	667
*	Adaptive Biotechnologies Corp.	80,671	666
*	Innoviva Inc.	35,264	632
*	Denali Therapeutics Inc.	36,992	613
*	CareDx Inc.	27,476	609
*	Healthcare Services Group Inc.	51,424	540
*	89bio Inc.	58,446	539
*	Replimune Group Inc.	42,407	538
	Concentra Group Holdings Parent Inc.	23,732	536

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Vir Biotechnology Inc.	62,180	522
*	Zymeworks Inc.	38,446	515
	Embecta Corp.	36,484	493
*	Avanos Medical Inc.	31,798	479
*	AdaptHealth Corp.	39,764	453
*	AtriCure Inc.	11,504	446
	Select Medical Holdings Corp.	23,881	434
*	Spyre Therapeutics Inc.	21,948	432
*	Owens & Minor Inc.	44,323	425
*	Orthofix Medical Inc.	23,894	415
*	LifeStance Health Group Inc.	52,393	408
*	OPKO Health Inc.	227,940	397
*	Xencor Inc.	25,221	387
*	Cytek Biosciences Inc.	84,889	381
	HealthStream Inc.	11,214	379
*	MiMedx Group Inc.	43,266	364
*	Varex Imaging Corp.	26,855	345
*	CG oncology Inc.	13,116	339
*	Dianthus Therapeutics Inc.	15,475	334
*	Verve Therapeutics Inc.	49,570	314
*,1	Anavex Life Sciences Corp.	38,714	306
*	Relay Therapeutics Inc.	84,242	287
*	Organogenesis Holdings Inc.	45,464	282
*	Sage Therapeutics Inc.	38,295	280
*,1	Pacific Biosciences of California Inc.	189,820	275
*	OrthoPediatrics Corp.	11,619	270
*	ORIC Pharmaceuticals Inc.	33,138	266
*	Castle Biosciences Inc.	12,150	263
*	Enhabit Inc.	30,953	259
*	Zimvie Inc.	18,917	251
*	Dynavax Technologies Corp.	18,135	250
*	AngioDynamics Inc.	26,845	249
*	Nuvation Bio Inc.	126,632	249
*	Akebia Therapeutics Inc.	131,563	243
	Phibro Animal Health Corp. Class A	10,695	243
*	MaxCyte Inc.	72,611	243
*	Theravance Biopharma Inc.	25,723	241
*	Aura Biosciences Inc.	32,060	240
*	Accolade Inc.	34,357	239
*	Tactile Systems Technology Inc.	16,498	236
*	Nurix Therapeutics Inc.	15,068	233
*	MannKind Corp.	43,266	231
*	ANI Pharmaceuticals Inc.	3,727	231
*	Geron Corp. (XNGS)	125,493	221
*	Fulgent Genetics Inc.	14,250	220
*	Omeros Corp.	25,919	218
*	REGENXBIO Inc.	31,742	209
*	Viridian Therapeutics Inc.	13,455	209
*	Scholar Rock Holding Corp.	5,367	208
*	Tourmaline Bio Inc.	15,888	208
*	Compass Therapeutics Inc.	71,154	206
*	Entrada Therapeutics Inc.	17,154	205
*	Novavax Inc.	24,121	201
*	Aurinia Pharmaceuticals Inc.	25,014	199
*	OmniAb Inc.	56,247	196
*	Prothena Corp. plc	12,331	195
	LENZ Therapeutics Inc.	8,726	190
*	Vanda Pharmaceuticals Inc.	39,309	187
*	Heron Therapeutics Inc.	74,124	183
*	ArriVent Biopharma Inc.	7,736	183
*	Annexon Inc.	67,629	179
*	DocGo Inc.	57,941	179
*	OraSure Technologies Inc.	50,909	177
*	Health Catalyst Inc.	37,786	176
*	Allogene Therapeutics Inc.	89,274	174
*	Bioventus Inc. Class A	17,177	174
*	Erasca Inc.	127,288	174
*	Celldex Therapeutics Inc.	8,269	170
*	Terns Pharmaceuticals Inc.	46,096	170
*	Standard BioTools Inc.	158,637	169

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Artivion Inc.	6,507	165
*	Quanterix Corp.	21,800	165
*	Esperion Therapeutics Inc.	95,926	163
*	Atea Pharmaceuticals Inc.	53,214	161
*	Aldeyra Therapeutics Inc.	31,198	159
*	Monte Rosa Therapeutics Inc.	28,729	158
*	EyePoint Pharmaceuticals Inc.	24,576	154
*	Amneal Pharmaceuticals Inc.	17,554	152
*	Codexis Inc.	49,479	150
*	Precigen Inc.	86,879	150
*	Nevro Corp.	25,987	149
*	Altimmune Inc.	22,184	148
*	Mineralys Therapeutics Inc.	15,496	142
*	Zevra Therapeutics Inc.	17,283	138
*	Inogen Inc.	16,339	136
*	Pliant Therapeutics Inc.	39,391	136
*	Acelyrin Inc.	50,589	136
	Utah Medical Products Inc.	2,270	135
*	iTeos Therapeutics Inc.	18,545	135
*	Anika Therapeutics Inc.	7,522	131
*	Voyager Therapeutics Inc.	32,080	131
*	Community Health Systems Inc.	40,201	121
*	Phathom Pharmaceuticals Inc.	21,303	118
*	C4 Therapeutics Inc.	41,948	114
*	Surmodics Inc.	3,440	113
*	Editas Medicine Inc.	57,143	110
*	Enanta Pharmaceuticals Inc.	14,062	109
*	Brookdale Senior Living Inc.	18,809	107
*	Aquestive Therapeutics Inc.	37,699	106
*	Ironwood Pharmaceuticals Inc.	64,921	105
*	Nektar Therapeutics	124,482	105
*	Design Therapeutics Inc.	21,630	105
*	SI-BONE Inc.	5,362	97
*	WaVe Life Sciences Ltd.	9,191	97
*,1	Quantum-Si Inc.	68,679	95
*	Olema Pharmaceuticals Inc.	21,453	94
*	Kodiak Sciences Inc.	22,599	93
*	Lifecore Biomedical Inc.	15,624	91
*	Sutro Biopharma Inc.	56,600	90
*	Fulcrum Therapeutics Inc.	24,878	89
*	Fennec Pharmaceuticals Inc.	12,715	89
*	2seventy bio Inc.	33,677	89
*	Zentalis Pharmaceuticals Inc.	39,849	82
*	Cargo Therapeutics Inc.	21,508	81
*	Lyell Immunopharma Inc.	110,667	79
*	Solid Biosciences Inc.	14,214	79
*	Korro Bio Inc.	3,113	78
*	Fate Therapeutics Inc.	69,141	77
*	Cardiff Oncology Inc.	18,045	77
*	Bicara Therapeutics Inc.	5,814	77
*	MeiraGTx Holdings plc	10,597	76
*	Trevi Therapeutics Inc.	16,826	76
*	ImmunityBio Inc.	22,888	75
*	Summit Therapeutics Inc. (XNMS)	3,500	72
*	Quipt Home Medical Corp.	26,039	69
*	Adverum Biotechnologies Inc.	14,510	68
*	Puma Biotechnology Inc.	18,702	67
*	Caribou Biosciences Inc.	56,734	66
*	Ventyx Biosciences Inc.	42,042	66
*	BioLife Solutions Inc.	2,706	65
*	Rigel Pharmaceuticals Inc.	2,807	65
*	Ceribell Inc.	2,777	65
*	Nkarta Inc.	36,653	64
*	Invivyd Inc.	55,295	64
*	Coherus Biosciences Inc.	56,575	63
*	Neurogene Inc.	3,391	60
*	Capricor Therapeutics Inc.	3,854	59
*,1	UroGen Pharma Ltd.	6,061	57
*	Absci Corp.	14,860	57
*	4D Molecular Therapeutics Inc.	12,311	56

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Atossa Therapeutics Inc.	73,020	56
*	LifeMD Inc.	10,013	53
*,1	Gyre Therapeutics Inc.	4,415	51
*	Orchestra BioMed Holdings Inc.	10,196	48
	SIGA Technologies Inc.	8,527	47
*	XBiotech Inc.	13,471	47
*	Aveanna Healthcare Holdings Inc.	10,997	47
*	Third Harmonic Bio Inc.	13,667	47
*	XOMA Royalty Corp.	2,034	46
*	Cabaletta Bio Inc.	24,876	45
*	Acrivon Therapeutics Inc.	8,480	45
*	Nautilus Biotechnology Inc.	33,531	44
*	Regulus Therapeutics Inc.	32,889	44
*	Inozyme Pharma Inc.	35,684	43
*	Inhibrx Biosciences Inc.	3,239	43
*	Upstream Bio Inc.	5,244	42
*	Pyxis Oncology Inc.	34,048	41
*	CorMedix Inc.	3,812	39
*	Savara Inc.	15,851	39
*	ADC Therapeutics SA	22,349	39
*	Astria Therapeutics Inc.	5,950	38
*	Ardent Health Partners Inc.	2,600	38
*	Acumen Pharmaceuticals Inc.	29,265	37
*	Sonida Senior Living Inc.	1,512	37
*	Septerna Inc.	5,595	36
*	Lexicon Pharmaceuticals Inc.	49,535	35
*	Inovio Pharmaceuticals Inc.	17,718	35
*	Agenus Inc.	12,369	35
*	Foghorn Therapeutics Inc.	6,939	34
*	908 Devices Inc.	15,077	34
*	Cogent Biosciences Inc.	4,474	34
*	Cullinan Therapeutics Inc.	4,042	34
*	Day One Biopharmaceuticals Inc.	3,756	34
*	Skye Bioscience Inc.	11,589	33
*	MBX Biosciences Inc.	3,391	33
*	Zenas Biopharma Inc.	4,629	32
*	HilleVax Inc.	17,399	31
*	Innovage Holding Corp.	9,134	30
*	Renovaro Inc.	29,286	29
*	Arcturus Therapeutics Holdings Inc.	1,712	29
*	Achieve Life Sciences Inc.	9,471	29
*	Tenaya Therapeutics Inc.	27,470	28
*	Climb Bio Inc.	19,299	28
*	Enliven Therapeutics Inc.	1,323	28
*	Rapport Therapeutics Inc.	2,815	28
*,1	Bluebird Bio Inc.	6,605	27
*	RAPT Therapeutics Inc.	20,865	24
*	Corbus Pharmaceuticals Holdings Inc.	3,177	24
*	Telomir Pharmaceuticals Inc.	5,835	23
*	Century Therapeutics Inc.	31,814	22
*	Arbutus Biopharma Corp.	5,952	21
*	Generation Bio Co.	35,899	21
*	Mersana Therapeutics Inc.	37,390	20
*	Werewolf Therapeutics Inc.	15,941	20
*	TScan Therapeutics Inc.	9,311	20
*	Kyverna Therapeutics Inc.	7,034	20
*	Contineum Therapeutics Inc. Class A	2,864	20
*	Perspective Therapeutics Inc.	7,014	20
*	ProKidney Corp.	15,473	19
*	Alumis Inc.	4,029	19
*	Harvard Bioscience Inc.	21,030	18
*	Artiva Biotherapeutics Inc.	4,288	18
*	Black Diamond Therapeutics Inc.	8,347	17
*,1	BioAge Labs Inc.	3,652	17
*	Alto Neuroscience Inc.	5,834	16
*	MacroGenics Inc.	6,178	15
*	Metagenomi Inc.	7,463	15
*	Celcuity Inc.	1,522	14
*,1	Nano-X Imaging Ltd.	2,293	14
*	Fractyl Health Inc.	9,208	14

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Applied Therapeutics Inc.	26,412	13
*	ModivCare Inc.	3,908	13
*	Shattuck Labs Inc.	8,994	12
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $525)	50,101	11
*,1	Q32 Bio Inc.	4,204	10
*	CAMP4 Therapeutics Corp.	2,074	10
*,1	Galectin Therapeutics Inc.	5,580	9
*	Boundless Bio Inc.	4,607	9
*	Accuray Inc.	4,051	8
*	Tevogen Bio Holdings Inc.	6,039	8
*	Prelude Therapeutics Inc.	9,073	7
*	Elevation Oncology Inc.	14,283	7
*	Outlook Therapeutics Inc.	4,157	6
*	Stereotaxis Inc.	2,513	5
*,3	Inhibrx Inc. CVR	7,780	5
*	Lyra Therapeutics Inc.	16,712	4
*	PepGen Inc.	1,173	4
*	Biote Corp. Class A	896	4
*	Lexeo Therapeutics Inc.	594	2
*,1	Maze Therapeutics Inc.	144	2
*	Aardvark Therapeutics Inc.	156	2
*	Sionna Therapeutics Inc.	121	2
*	IGM Biosciences Inc.	773	1
*	Beta Bionics Inc.	70	1
*,3	OmniAb Inc. 12.5 Earnout	4,268	—
*,3	OmniAb Inc. 15 Earnout	4,268	—
*	Conduit Pharmaceuticals Inc.	78	—
			76,066
Industrials (12.6%)
	GATX Corp.	24,856	4,152
	JBT Marel Corp.	30,436	4,018
	Matson Inc.	22,826	3,289
	Arcosa Inc.	33,795	2,835
	ABM Industries Inc.	44,100	2,396
	Enpro Inc.	13,068	2,379
	Korn Ferry	36,185	2,376
	UniFirst Corp.	10,511	2,259
*	Aurora Innovation Inc.	307,397	2,235
	Alight Inc. Class A	292,906	2,001
*	Resideo Technologies Inc.	101,962	1,959
*	Mirion Technologies Inc.	125,335	1,946
	Terex Corp.	46,462	1,891
	Hub Group Inc. Class A	41,729	1,715
*	Mercury Systems Inc.	36,212	1,608
*	ASGN Inc.	23,453	1,580
	HB Fuller Co.	27,452	1,558
	ESCO Technologies Inc.	9,213	1,519
*	Kratos Defense & Security Solutions Inc.	57,357	1,514
	Boise Cascade Co.	14,189	1,471
	Belden Inc.	13,160	1,448
*	CoreCivic Inc.	75,804	1,422
*	Triumph Group Inc.	51,066	1,296
	Otter Tail Corp.	15,929	1,270
*	AAR Corp.	19,401	1,261
	Albany International Corp. Class A	16,442	1,259
	Scorpio Tankers Inc.	31,035	1,237
*	O-I Glass Inc.	107,859	1,237
*	Masterbrand Inc.	88,160	1,233
	Werner Enterprises Inc.	37,502	1,221
	VSE Corp.	10,298	1,220
	Greenbrier Cos. Inc.	21,360	1,200
	Kennametal Inc.	54,244	1,200
*	Hillman Solutions Corp.	113,922	1,112
	Greif Inc. Class A	17,268	989
	Hillenbrand Inc.	32,549	973
	DHT Holdings Inc.	94,046	972
	International Seaways Inc.	28,458	949
*	Tutor Perini Corp.	30,358	892
*	StoneCo. Ltd. Class A	95,704	885

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Pitney Bowes Inc.	79,509	861
	Golden Ocean Group Ltd.	84,714	822
*	Air Transport Services Group Inc.	35,655	796
*	Gibraltar Industries Inc.	11,261	740
*	DXP Enterprises Inc.	7,942	719
*,1	PureCycle Technologies Inc.	69,847	719
*	Proto Labs Inc.	17,533	699
*	Planet Labs PBC	150,415	695
	SFL Corp. Ltd.	71,983	650
	Bel Fuse Inc. Class B	7,562	635
	Tennant Co.	7,332	635
*	American Woodmark Corp.	10,211	634
	Teekay Tankers Ltd. Class A	16,679	629
*	Thermon Group Holdings Inc.	21,145	624
	Quanex Building Products Corp.	31,534	608
*	NV5 Global Inc.	32,579	588
	TriMas Corp.	28,295	580
	Heidrick & Struggles International Inc.	14,007	574
	Astec Industries Inc.	16,036	571
*	Ducommun Inc.	9,456	554
*	BrightView Holdings Inc.	40,485	543
	Deluxe Corp.	30,872	508
	Lindsay Corp.	3,831	506
	Apogee Enterprises Inc.	10,388	498
	Marten Transport Ltd.	31,961	470
*	PagSeguro Digital Ltd. Class A	62,759	462
*	V2X Inc.	9,814	460
*	BlueLinx Holdings Inc.	5,682	451
*	Vicor Corp.	7,073	448
*	Paysafe Ltd.	22,460	445
	Granite Construction Inc.	5,377	444
	Pactiv Evergreen Inc.	24,772	442
*	Repay Holdings Corp.	60,099	433
*	FARO Technologies Inc.	13,479	431
	Genco Shipping & Trading Ltd.	29,734	425
	Miller Industries Inc.	7,289	422
*	Payoneer Global Inc.	48,105	411
*	Astronics Corp.	20,315	407
	FTAI Infrastructure Inc.	69,744	407
	Willis Lease Finance Corp.	1,995	404
*	Forward Air Corp.	17,488	393
*	Great Lakes Dredge & Dock Corp.	46,054	391
*	I3 Verticals Inc. Class A	15,039	390
*	Conduent Inc.	109,730	388
*	Cross Country Healthcare Inc.	22,487	386
	Ennis Inc.	17,691	375
*	Fluor Corp.	9,814	373
	National Presto Industries Inc.	3,586	365
	Standex International Corp.	1,900	353
	Wabash National Corp.	29,756	348
	Nordic American Tankers Ltd.	141,019	346
	Columbus McKinnon Corp.	19,768	345
	AZZ Inc.	3,529	339
	Mesa Laboratories Inc.	2,403	335
*	Beacon Roofing Supply Inc.	2,875	332
*	Itron Inc.	3,002	327
*,1	Pagaya Technologies Ltd. Class A	24,964	320
*	Donnelley Financial Solutions Inc.	6,374	316
*	3D Systems Corp.	89,102	302
*	Titan International Inc.	35,188	300
	Kelly Services Inc. Class A	21,739	293
	Helios Technologies Inc.	7,389	292
*	Intuitive Machines Inc.	19,982	291
*	Willdan Group Inc.	8,816	288
*	Bloom Energy Corp. Class A	11,922	286
*	Green Dot Corp. Class A	37,340	286
	Costamare Inc.	27,677	282
[1]	Ardmore Shipping Corp.	28,717	260
	Dorian LPG Ltd.	12,634	257
*	Aspen Aerogels Inc.	33,352	254

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Titan Machinery Inc.	14,623	251
*	First Advantage Corp.	16,809	251
*	BlackSky Technology Inc.	17,378	251
	Teekay Corp. Ltd.	38,086	249
*	Manitowoc Co. Inc.	23,892	247
	Allient Inc.	9,575	238
	REV Group Inc.	7,763	237
	EnerSys	2,308	234
	Covenant Logistics Group Inc.	9,230	232
	Luxfer Holdings plc	18,522	226
	Shyft Group Inc.	22,123	222
*	GMS Inc.	2,727	217
	Greif Inc. Class B	3,535	214
*	JELD-WEN Holding Inc.	38,279	211
	Primoris Services Corp.	2,875	206
	Preformed Line Products Co.	1,573	205
	Insteel Industries Inc.	7,166	202
	Heartland Express Inc.	19,334	200
*	Ranpak Holdings Corp.	29,603	198
*	Atlanticus Holdings Corp.	3,591	197
*	Vishay Precision Group Inc.	8,315	196
*	Marqeta Inc. Class A	45,375	190
	Flex LNG Ltd.	8,504	187
*	Advantage Solutions Inc.	73,439	184
	Zurn Elkay Water Solutions Corp.	5,160	183
*	Cimpress plc	3,783	182
*	L B Foster Co. Class A	6,322	174
	H&E Equipment Services Inc.	1,798	172
	Resources Connection Inc.	23,631	172
*	Radiant Logistics Inc.	24,499	166
*	Hyliion Holdings Corp.	96,643	163
*	Aersale Corp.	23,139	162
*	Redwire Corp.	11,475	160
	Hyster-Yale Inc.	3,138	159
	Safe Bulkers Inc.	41,626	156
*	Hudson Technologies Inc.	26,533	153
*	Orion Group Holdings Inc.	21,346	152
	Park-Ohio Holdings Corp.	6,229	151
*	IBEX Holdings Ltd.	5,940	150
*	Mistras Group Inc.	14,855	146
	Trinity Industries Inc.	4,697	146
*	Blade Air Mobility Inc.	40,385	137
	Kronos Worldwide Inc.	14,998	131
*	OSI Systems Inc.	632	130
*	TrueBlue Inc.	20,220	127
*	Mayville Engineering Co. Inc.	8,303	124
	LSI Industries Inc.	6,002	111
	Pangaea Logistics Solutions Ltd.	21,580	111
*	Acacia Research Corp.	26,041	109
	Concrete Pumping Holdings Inc.	16,508	108
	Eastern Co.	3,627	102
	Park Aerospace Corp.	7,228	100
*	Gencor Industries Inc.	7,099	93
*	Forrester Research Inc.	8,035	89
*	Proficient Auto Logistics Inc.	7,894	83
	Universal Logistics Holdings Inc.	3,011	82
*	Archer Aviation Inc. Class A	9,183	82
	Information Services Group Inc.	24,434	77
	Douglas Dynamics Inc.	2,658	72
*	Core Molding Technologies Inc.	5,184	71
	Bel Fuse Inc. Class A	855	70
	Twin Disc Inc.	7,788	67
	Barrett Business Services Inc.	1,639	66
*,1	Virgin Galactic Holdings Inc.	16,908	64
	Cass Information Systems Inc.	1,426	62
*	Caesarstone Ltd.	14,427	55
	Quad / Graphics Inc.	8,412	53
*	Custom Truck One Source Inc.	12,067	53
*	Sezzle Inc.	172	51
*	Commercial Vehicle Group Inc.	23,641	49

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	PAMT Corp.	3,606	47
	TTEC Holdings Inc.	13,647	46
*	Performant Healthcare Inc.	15,765	45
*	Ultralife Corp.	6,165	39
*	CS Disco Inc.	7,435	36
*	CryoPort Inc.	5,377	30
	CompoSecure Inc. Class A	2,217	30
*	Distribution Solutions Group Inc.	908	27
*	Southland Holdings Inc.	6,986	23
*	Cantaloupe Inc.	1,938	19
	EVI Industries Inc.	803	14
*	SoundThinking Inc.	743	12
	Hirequest Inc.	708	11
*	Karman Holdings Inc.	324	10
*	Resolute Holdings Management Inc.	185	9
*	Bridger Aerospace Group Holdings Inc.	4,461	8
	Himalaya Shipping Ltd.	1,109	6
*	Solidion Technology Inc.	11,861	4
			111,077
Other (0.0%)[4]
*,3	Aduro Biotech Inc. CVR	724	—
Real Estate (11.8%)
	Terreno Realty Corp.	66,581	4,515
	Essential Properties Realty Trust Inc.	122,206	3,999
	Kite Realty Group Trust	150,882	3,460
	Independence Realty Trust Inc.	157,544	3,434
	SL Green Realty Corp.	49,140	3,171
	American Healthcare REIT Inc.	105,866	3,154
	CareTrust REIT Inc.	118,654	3,070
	Macerich Co.	164,990	2,976
	Sabra Health Care REIT Inc.	165,070	2,742
	Phillips Edison & Co. Inc.	72,810	2,709
	PotlatchDeltic Corp.	55,435	2,574
*	GEO Group Inc.	88,592	2,424
	Apple Hospitality REIT Inc.	158,587	2,349
	HA Sustainable Infrastructure Capital Inc.	80,527	2,314
	Broadstone Net Lease Inc.	131,152	2,210
	COPT Defense Properties	78,295	2,116
	National Health Investors Inc.	29,123	2,087
	Douglas Emmett Inc.	112,585	1,948
	Four Corners Property Trust Inc.	67,084	1,929
*	Cushman & Wakefield plc	159,838	1,900
	Acadia Realty Trust	81,552	1,881
	LXP Industrial Trust	202,235	1,812
	Urban Edge Properties	87,597	1,804
	Curbline Properties Corp.	66,080	1,628
	InvenTrust Properties Corp.	53,816	1,603
	Tanger Inc.	45,100	1,599
	Sunstone Hotel Investors Inc.	141,543	1,483
	Innovative Industrial Properties Inc.	19,619	1,412
	Newmark Group Inc. Class A	91,596	1,344
	DiamondRock Hospitality Co.	144,560	1,190
	Outfront Media Inc.	61,392	1,142
	Global Net Lease Inc.	139,893	1,119
	Getty Realty Corp.	35,037	1,100
	LTC Properties Inc.	31,090	1,085
	Elme Communities	61,544	1,070
	Pebblebrook Hotel Trust	83,238	1,028
	RLJ Lodging Trust	106,548	987
	Uniti Group Inc.	170,104	976
	Xenia Hotels & Resorts Inc.	71,322	959
	Veris Residential Inc.	54,709	926
	DigitalBridge Group Inc.	81,333	925
	Alexander & Baldwin Inc.	50,610	917
	Empire State Realty Trust Inc. Class A	95,462	885
	JBG SMITH Properties	57,119	876
	UMH Properties Inc.	42,962	813
	Kennedy-Wilson Holdings Inc.	79,190	769

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Easterly Government Properties Inc.	67,659	762
	Centerspace	11,503	761
	American Assets Trust Inc.	33,302	748
	Safehold Inc.	36,472	681
	NexPoint Residential Trust Inc.	15,683	667
	Piedmont Office Realty Trust Inc. Class A	86,078	653
	NETSTREIT Corp.	43,272	647
	Marcus & Millichap Inc.	16,389	631
	Brandywine Realty Trust	118,379	598
	Paramount Group Inc.	128,591	580
*	Opendoor Technologies Inc.	417,980	560
	Plymouth Industrial REIT Inc.	28,090	487
	Summit Hotel Properties Inc.	73,402	475
	Whitestone REIT	34,583	471
	Armada Hoffler Properties Inc.	50,681	465
	SITE Centers Corp.	32,754	459
	Apartment Investment & Management Co. Class A	50,085	453
	Diversified Healthcare Trust	152,523	432
	Gladstone Commercial Corp.	24,848	403
	CTO Realty Growth Inc.	20,002	381
	Global Medical REIT Inc.	42,502	374
	Farmland Partners Inc.	31,041	364
	Service Properties Trust	114,363	341
*	NET Lease Office Properties	10,401	337
	Community Healthcare Trust Inc.	17,460	327
	Hudson Pacific Properties Inc.	95,744	314
	One Liberty Properties Inc.	11,002	292
*	FRP Holdings Inc.	9,200	289
	Peakstone Realty Trust REIT	25,202	286
	Chatham Lodging Trust	33,821	273
	Gladstone Land Corp.	23,178	266
*	Forestar Group Inc.	11,792	260
*	Anywhere Real Estate Inc.	67,676	235
*	Tejon Ranch Co.	14,428	222
	RMR Group Inc. Class A	10,740	196
	Industrial Logistics Properties Trust	45,527	179
	FrontView REIT Inc.	9,968	170
	Orion Office REIT Inc.	38,702	159
	CBL & Associates Properties Inc.	4,720	147
	Alpine Income Property Trust Inc.	8,635	143
	City Office REIT Inc.	26,866	141
	BRT Apartments Corp.	7,758	140
	Postal Realty Trust Inc. Class A	9,541	133
	Braemar Hotels & Resorts Inc.	45,424	130
	Franklin Street Properties Corp.	68,037	128
*	RE / MAX Holdings Inc. Class A	12,340	110
*	Star Holdings	8,927	83
*	Stratus Properties Inc.	3,852	71
	Universal Health Realty Income Trust	1,515	60
*	Transcontinental Realty Investors Inc.	993	29
	Saul Centers Inc.	676	25
*	American Realty Investors Inc.	1,161	18
*	Offerpad Solutions Inc.	6,275	12
*	Maui Land & Pineapple Co. Inc.	453	9
	Clipper Realty Inc.	1,390	6
			103,997
Technology (4.1%)
*	Sanmina Corp.	37,416	3,065
*	Plexus Corp.	13,131	1,745
*	TTM Technologies Inc.	70,542	1,701
*	Synaptics Inc.	25,581	1,692
	Vishay Intertechnology Inc.	87,942	1,507
*	Diodes Inc.	28,376	1,401
*	Ziff Davis Inc.	30,715	1,261
*	NetScout Systems Inc.	48,200	1,084
*	Rogers Corp.	13,083	1,046
	Benchmark Electronics Inc.	24,864	994
*	Verint Systems Inc.	42,603	962
*,1	Rigetti Computing Inc.	109,749	929

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	Hut 8 Corp.	56,629	835
*	Diebold Nixdorf Inc.	17,602	779
*	Ambarella Inc.	12,541	770
*	Penguin Solutions Inc.	36,281	723
	SolarWinds Corp.	38,011	696
*	Cohu Inc.	32,267	634
*	ScanSource Inc.	16,806	615
*	Vimeo Inc.	100,896	594
*	Photronics Inc.	28,269	589
	Xerox Holdings Corp.	81,116	538
	PC Connection Inc.	8,107	517
*	Alpha & Omega Semiconductor Ltd.	16,583	502
*	Ichor Holdings Ltd.	15,826	464
*	ePlus Inc.	6,019	388
*	Daktronics Inc.	23,783	363
*	Commvault Systems Inc.	2,028	346
*	E2open Parent Holdings Inc.	143,792	329
*	Cerence Inc.	28,742	328
*	Consensus Cloud Solutions Inc.	12,501	327
*	Applied Digital Corp.	40,869	327
*	Bumble Inc. Class A	60,316	314
*	Kimball Electronics Inc.	17,310	312
	Logility Supply Chain Solutions Inc.	21,860	309
*	Core Scientific Inc.	26,863	300
*	ACM Research Inc. Class A	11,179	290
*	nLight Inc.	30,435	279
	Methode Electronics Inc.	24,431	266
*	Olo Inc. Class A	37,166	256
*	indie Semiconductor Inc. Class A	78,343	236
*	Digital Turbine Inc.	66,354	228
*	Ouster Inc.	26,583	219
*	Nextdoor Holdings Inc.	119,330	211
	CTS Corp.	4,620	206
*,1	Bit Digital Inc.	82,995	204
*	Unisys Corp.	45,764	197
*	Cipher Mining Inc.	45,863	187
*	Navitas Semiconductor Corp.	75,211	184
	Adeia Inc.	11,724	184
*	Grid Dynamics Holdings Inc.	9,544	180
*	Asure Software Inc.	16,885	177
	Immersion Corp.	21,391	172
*,1	D-Wave Quantum Inc.	31,307	172
*	SmartRent Inc.	133,203	165
*	MeridianLink Inc.	8,974	164
*	Magnite Inc.	9,692	153
*	TrueCar Inc.	59,045	138
*	Veeco Instruments Inc.	5,978	133
*	Fastly Inc. Class A	18,642	127
*	Definitive Healthcare Corp.	36,942	119
*	Rimini Street Inc.	31,810	113
*	Telos Corp.	37,833	113
*	Rackspace Technology Inc.	47,245	112
	Richardson Electronics Ltd.	8,416	111
*	NCR Voyix Corp.	9,437	106
*	ON24 Inc.	19,004	106
*,1	MicroVision Inc.	66,593	97
*	PAR Technology Corp.	1,351	93
*	BigBear.ai Holdings Inc.	17,834	92
*,1	Groupon Inc.	8,054	90
*	CEVA Inc.	2,401	82
	Shutterstock Inc.	3,562	77
*	Life360 Inc.	1,267	57
*	Aeva Technologies Inc.	15,743	56
*	1stdibs.com Inc.	13,811	51
*	Terawulf Inc.	12,233	51
	Hackett Group Inc.	1,656	50
*	MaxLinear Inc.	3,026	44
*	EverCommerce Inc.	3,910	39
	OneSpan Inc.	2,356	38
*	Bandwidth Inc. Class A	1,928	31

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
*	DLH Holdings Corp.	3,822	19
*	Eventbrite Inc. Class A	6,134	15
*	Everspin Technologies Inc.	2,229	13
*	SailPoint Inc.	519	12
*	Digimarc Corp.	566	9
*	Rekor Systems Inc.	5,579	7
*	Silvaco Group Inc.	780	5
			35,822
Telecommunications (2.6%)
*	Lumen Technologies Inc.	704,769	3,327
*	EchoStar Corp. Class A	84,806	2,648
*,1	AST SpaceMobile Inc.	93,258	2,528
	Telephone & Data Systems Inc.	68,693	2,480
*	Viavi Solutions Inc.	153,342	1,714
	Cable One Inc.	3,935	1,024
*	CommScope Holding Co. Inc.	149,354	948
*	Digi International Inc.	24,879	760
*	ViaSat Inc.	86,112	753
*	Extreme Networks Inc.	41,612	643
*	fuboTV Inc.	207,137	628
*	Applied Optoelectronics Inc.	28,352	620
*	Liberty Latin America Ltd. Class C	90,089	604
*	Adtran Holdings Inc.	54,984	581
*	NETGEAR Inc.	19,557	514
*	Powerfleet Inc. NJ	65,883	464
*	Calix Inc.	10,896	403
	Shenandoah Telecommunications Co.	33,747	365
*	Ribbon Communications Inc.	64,053	302
*	Clearfield Inc.	8,350	271
*	Xperi Inc.	31,701	268
*	Ooma Inc.	15,238	219
	Spok Holdings Inc.	12,620	213
*	Gogo Inc.	26,161	192
*	WideOpenWest Inc.	34,864	172
*	Aviat Networks Inc.	8,033	168
	IDT Corp. Class B	3,100	151
*	Liberty Latin America Ltd. Class A	22,349	151
	ATN International Inc.	7,302	126
*	Globalstar Inc.	5,221	113
*	Anterix Inc.	911	36
			23,386
Utilities (5.6%)
[1]	Brookfield Infrastructure Corp. Class A	83,711	3,352
	New Jersey Resources Corp.	68,251	3,302
	TXNM Energy Inc.	62,723	3,277
	Portland General Electric Co.	72,460	3,248
	Southwest Gas Holdings Inc.	42,403	3,182
	Spire Inc.	39,610	3,044
	Black Hills Corp.	48,810	2,986
	ONE Gas Inc.	39,135	2,941
	Ormat Technologies Inc. (XNYS)	40,194	2,807
	ALLETE Inc.	40,184	2,640
	Northwestern Energy Group Inc.	43,003	2,405
	Avista Corp.	54,660	2,185
	Chesapeake Utilities Corp.	15,383	1,953
	California Water Service Group	30,494	1,386
	MGE Energy Inc.	14,518	1,333
*	Hawaiian Electric Industries Inc.	115,447	1,264
	SJW Group	23,257	1,225
*	Sunrun Inc.	152,161	1,103
	Northwest Natural Holding Co.	26,952	1,102
	American States Water Co.	11,371	870
	Unitil Corp.	11,154	626
	Aris Water Solutions Inc. Class A	17,397	547
	Middlesex Water Co.	10,870	545
	Excelerate Energy Inc. Class A	11,858	364
*	Enviri Corp.	55,268	359
	York Water Co.	8,702	279
*	Altus Power Inc.	52,386	258

Russell 2000 Value Index Fund
		Shares	Market Value• ($000)
	Consolidated Water Co. Ltd.	7,852	213
*	Pure Cycle Corp.	14,484	168
	RGC Resources Inc.	5,892	120
*	Net Power Inc.	14,737	107
*	Arq Inc.	17,117	89
*,1	NANO Nuclear Energy Inc.	2,591	75
	Genie Energy Ltd. Class B	4,926	70
			49,425
Total Common Stocks (Cost $876,663)			882,751
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	853	6
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[5,6]	Vanguard Market Liquidity Fund, 4.351% (Cost $13,348)	133,512	13,351
Total Investments (101.3%) (Cost $890,011)			896,108
Other Assets and Liabilities—Net (-1.3%)			(11,540)
Net Assets (100%)			884,568
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,018,000.
2	Restricted securities totaling $11,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $12,081,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	15	1,624	(78)

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $876,663)	882,757
Affiliated Issuers (Cost $13,348)	13,351
Total Investments in Securities	896,108
Investment in Vanguard	24
Cash Collateral Pledged—Futures Contracts	131
Receivables for Investment Securities Sold	243
Receivables for Accrued Income	783
Variation Margin Receivable—Futures Contracts	16
Total Assets	897,305
Liabilities
Due to Custodian	243
Payables for Investment Securities Purchased	314
Collateral for Securities on Loan	12,081
Payables for Capital Shares Redeemed	68
Payables to Vanguard	31
Total Liabilities	12,737
Net Assets	884,568
1 Includes $11,018,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,205,618
Total Distributable Earnings (Loss)	(321,050)
Net Assets	884,568

ETF Shares—Net Assets
Applicable to 5,610,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	796,524
Net Asset Value Per Share—ETF Shares	$141.98

Institutional Shares—Net Assets
Applicable to 314,366 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	88,044
Net Asset Value Per Share—Institutional Shares	$280.07

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	5,352
Non-Cash Dividends	1,472
Interest[2]	19
Securities Lending—Net	232
Total Income	7,075
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9
Management and Administrative—ETF Shares	470
Management and Administrative—Institutional Shares	29
Marketing and Distribution—ETF Shares	22
Marketing and Distribution—Institutional Shares	1
Custodian Fees	27
Shareholders’ Reports and Proxy Fees—ETF Shares	47
Shareholders’ Reports and Proxy Fees—Institutional Shares	1
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	620
Net Investment Income	6,455
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,553
Futures Contracts	28
Realized Net Gain (Loss)	3,581
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(36,611)
Futures Contracts	(58)
Change in Unrealized Appreciation (Depreciation)	(36,669)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,633)
1	Dividends are net of foreign withholding taxes of $30,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,205,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,455	17,725
Realized Net Gain (Loss)	3,581	14,760
Change in Unrealized Appreciation (Depreciation)	(36,669)	123,188
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,633)	155,673
Distributions
ETF Shares	(9,073)	(16,737)
Institutional Shares	(1,102)	(3,204)
Total Distributions	(10,175)	(19,941)
Capital Share Transactions
ETF Shares	20,342	(97,396)
Institutional Shares	(6,622)	(95,746)
Net Increase (Decrease) from Capital Share Transactions	13,720	(193,142)
Total Increase (Decrease)	(23,088)	(57,410)
Net Assets
Beginning of Period	907,656	965,066
End of Period	884,568	907,656

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$147.82	$126.66	$126.77	$143.88	$91.76	$99.51
Investment Operations
Net Investment Income[1]	1.027	2.580	2.816	2.353	1.998	1.868
Net Realized and Unrealized Gain (Loss) on Investments	(5.230)	21.306	(.234)	(16.986)	51.982	(7.771)
Total from Investment Operations	(4.203)	23.886	2.582	(14.633)	53.980	(5.903)
Distributions
Dividends from Net Investment Income	(1.637)	(2.726)	(2.692)	(2.477)	(1.860)	(1.847)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.637)	(2.726)	(2.692)	(2.477)	(1.860)	(1.847)
Net Asset Value, End of Period	$141.98	$147.82	$126.66	$126.77	$143.88	$91.76
Total Return	-2.86%	19.17%	2.19%	-10.28%	59.34%	-6.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$797	$809	$788	$837	$1,036	$303
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%	0.15%[2]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.79%	1.97%	2.27%	1.71%	1.52%	1.99%
Portfolio Turnover Rate[3]	5%	24%	27%	28%	45%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$291.59	$249.83	$250.04	$283.82	$180.98	$196.24
Investment Operations
Net Investment Income[1]	2.210	5.046	5.717	4.918	4.212	3.783
Net Realized and Unrealized Gain (Loss) on Investments	(10.406)	42.251	(.456)	(33.609)	102.428	(15.303)
Total from Investment Operations	(8.196)	47.297	5.261	(28.691)	106.640	(11.520)
Distributions
Dividends from Net Investment Income	(3.324)	(5.537)	(5.471)	(5.089)	(3.800)	(3.740)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.324)	(5.537)	(5.471)	(5.089)	(3.800)	(3.740)
Net Asset Value, End of Period	$280.07	$291.59	$249.83	$250.04	$283.82	$180.98
Total Return	-2.83%	19.26%	2.26%	-10.23%	59.46%	-5.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$88	$98	$177	$184	$202	$88
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.92%	1.98%	2.34%	1.82%	1.67%	2.04%
Portfolio Turnover Rate[3]	5%	24%	27%	28%	45%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Value Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.

Russell 2000 Value Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $24,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	882,735	11	5	882,751
Warrants	—	6	—	6
Temporary Cash Investments	13,351	—	—	13,351
Total	896,086	17	5	896,108
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(78)	—	—	(78)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	894,988
Gross Unrealized Appreciation	141,631
Gross Unrealized Depreciation	(140,589)
Net Unrealized Appreciation (Depreciation)	1,042
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $325,579,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital

Russell 2000 Value Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $43,892,000 of investment securities and sold $46,681,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $31,466,000 and $15,496,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $1,660,000 and sales were $2,901,000, resulting in net realized loss of $541,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	35,842	240	170,223	1,275
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,500)	(105)	(267,619)	(2,025)
Net Increase (Decrease)—ETF Shares	20,342	135	(97,396)	(750)
Institutional Shares
Issued	3,360	11	9,118	34
Issued in Lieu of Cash Distributions	1,101	4	3,203	13
Redeemed	(11,083)	(38)	(108,067)	(417)
Net Increase (Decrease)—Institutional Shares	(6,622)	(23)	(95,746)	(370)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Russell 2000 Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
	Carpenter Technology Corp.	43,679	9,045
	Mueller Industries Inc.	94,867	7,606
	Balchem Corp.	29,669	5,163
	Cabot Corp.	49,222	4,233
	UFP Industries Inc.	31,394	3,359
	Sensient Technologies Corp.	36,692	2,546
*	Uranium Energy Corp.	366,629	2,053
	Innospec Inc.	19,546	2,021
	Hawkins Inc.	17,722	1,861
	Quaker Chemical Corp.	12,672	1,762
	Materion Corp.	17,772	1,624
*	Ingevity Corp.	33,370	1,590
*	Constellium SE	119,052	1,355
	Kaiser Aluminum Corp.	13,776	975
*	Century Aluminum Co.	48,461	918
	Orion SA	52,734	737
	Sylvamo Corp.	6,920	492
*	Ivanhoe Electric Inc.	76,771	477
*,1	Encore Energy Corp.	121,695	307
*	Perpetua Resources Corp.	35,301	303
*	Ur-Energy Inc.	296,362	284
*	GrafTech International Ltd.	218,359	256
*,1	ASP Isotopes Inc.	48,150	229
*	MAC Copper Ltd.	13,552	136
	Stepan Co.	2,018	125
*	Dakota Gold Corp.	38,601	117
	Omega Flex Inc.	3,244	116
	Northern Technologies International Corp.	7,090	81
*	LanzaTech Global Inc.	101,162	81
*	Northwest Pipe Co.	1,440	63
*	Contango ORE Inc.	3,938	37
*	Piedmont Lithium Inc.	4,848	34
*,1	Critical Metals Corp.	7,560	14
			50,000
Consumer Discretionary (10.6%)
*	Brinker International Inc.	36,477	6,013
*	Stride Inc.	39,074	5,345
*	Abercrombie & Fitch Co. Class A	46,171	4,755
*	Cavco Industries Inc.	7,602	3,988
*	Shake Shack Inc. Class A	34,913	3,792
*	Boot Barn Holdings Inc.	27,166	3,326
	Kontoor Brands Inc.	50,537	3,287
*	frontdoor Inc.	70,688	3,215
*	Dorman Products Inc.	23,743	3,121
*	Hilton Grand Vacations Inc.	65,651	2,816
	Six Flags Entertainment Corp.	63,307	2,784
[1]	Cheesecake Factory Inc.	44,351	2,396
*	Champion Homes Inc.	23,315	2,390
	LCI Industries	22,794	2,367
	Interparfums Inc.	16,746	2,326
*	Peloton Interactive Inc. Class A	300,611	2,264
*	ACV Auctions Inc. Class A	135,970	2,184
	Steven Madden Ltd.	66,424	2,178
*	Visteon Corp.	25,004	2,168
*	Sweetgreen Inc. Class A	92,051	2,095
*	Cinemark Holdings Inc.	80,448	2,060
*	Hanesbrands Inc.	323,752	1,952
*	Laureate Education Inc.	96,635	1,927
*	Atlanta Braves Holdings Inc. Class C	45,876	1,852

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	OneSpaWorld Holdings Ltd.	92,058	1,757
	American Eagle Outfitters Inc.	129,275	1,692
	Acushnet Holdings Corp.	25,932	1,667
*	United Parks & Resorts Inc.	28,139	1,421
*	Sonos Inc.	99,103	1,310
	PriceSmart Inc.	14,558	1,301
*	Arlo Technologies Inc.	89,879	1,292
	Upbound Group Inc.	49,162	1,269
	Buckle Inc.	28,304	1,134
	Worthington Enterprises Inc.	25,779	1,082
	Monarch Casino & Resort Inc.	11,772	1,078
	Wolverine World Wide Inc.	72,734	1,076
	Super Group SGHC Ltd.	137,342	1,031
	Red Rock Resorts Inc. Class A	20,542	1,027
*	Universal Technical Institute Inc.	36,257	1,024
*	IMAX Corp.	39,350	1,007
	Camping World Holdings Inc. Class A	51,636	1,006
	Papa John's International Inc.	22,085	1,002
*	Coursera Inc.	126,549	1,002
*	QuinStreet Inc.	49,535	970
	HNI Corp.	20,796	969
*	Driven Brands Holdings Inc.	55,039	965
*	Urban Outfitters Inc.	16,352	952
*	Revolve Group Inc.	35,291	937
*	Gentherm Inc.	28,128	931
*	Global Business Travel Group I	99,023	823
	Academy Sports & Outdoors Inc.	16,493	818
*	Rush Street Interactive Inc.	69,931	815
*	Udemy Inc.	83,404	804
*	Tri Pointe Homes Inc.	24,875	788
*,2	XPEL Inc.	23,189	775
	John Wiley & Sons Inc. Class A	19,216	766
*	Pursuit Attractions & Hospitality Inc.	18,781	746
	Jack in the Box Inc.	17,608	677
*	Liquidity Services Inc.	19,632	657
*	Adtalem Global Education Inc.	6,326	647
*	Mister Car Wash Inc.	75,165	638
*	Dave & Buster's Entertainment Inc.	29,529	617
*	Dream Finders Homes Inc. Class A	25,637	613
*	First Watch Restaurant Group Inc.	27,802	593
	Oxford Industries Inc.	9,512	590
*	Thryv Holdings Inc.	34,205	590
*	Everi Holdings Inc.	40,429	557
*	Portillo's Inc. Class A	39,322	549
*	Accel Entertainment Inc.	47,289	509
	KB Home	8,233	502
	Krispy Kreme Inc.	78,619	488
*	Green Brick Partners Inc.	7,858	469
	Build-A-Bear Workshop Inc.	11,440	468
*	Victoria's Secret & Co.	16,856	451
*	RealReal Inc.	64,486	440
*	PlayAGS Inc.	36,251	439
	Sinclair Inc.	29,286	425
*	Atlanta Braves Holdings Inc. Class A	9,615	424
	Arhaus Inc.	40,181	383
	Carriage Services Inc.	9,424	378
*,1	GigaCloud Technology Inc. Class A	21,662	367
*	BJ's Restaurants Inc.	9,431	360
*	Daily Journal Corp.	910	358
	Bloomin' Brands Inc.	37,367	351
*	Kura Sushi USA Inc. Class A	5,436	338
*	Potbelly Corp.	25,236	322
*	Sabre Corp.	73,540	304
*	Xponential Fitness Inc. Class A	22,223	294
	Global Industrial Co.	12,379	290
*	Frontier Group Holdings Inc.	38,797	279
*	Central Garden & Pet Co. Class A	8,829	278
*	Sun Country Airlines Holdings Inc.	17,118	276
	Sonic Automotive Inc. Class A	3,857	263
*	Lindblad Expeditions Holdings Inc.	23,198	259

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	KinderCare Learning Cos. Inc.	12,917	251
	International Game Technology plc	13,999	248
	Nathan's Famous Inc.	2,277	232
*	Gambling.com Group Ltd.	15,806	225
	Century Communities Inc.	3,186	221
*	Inspired Entertainment Inc.	20,121	217
	Cracker Barrel Old Country Store Inc.	4,502	204
	RCI Hospitality Holdings Inc.	3,973	198
	Cricut Inc. Class A	35,051	189
*	European Wax Center Inc. Class A	27,863	181
	PROG Holdings Inc.	6,133	174
*	Denny's Corp.	33,146	165
	Sturm Ruger & Co. Inc.	4,178	165
*	Savers Value Village Inc.	21,476	161
	Caleres Inc.	9,561	155
*	Turtle Beach Corp.	8,942	153
*	Despegar.com Corp.	7,816	150
*	Lovesac Co.	6,940	145
*	Madison Square Garden Entertainment Corp.	3,481	120
	J Jill Inc.	4,936	117
*,1	Torrid Holdings Inc.	18,556	111
	Townsquare Media Inc. Class A	12,399	106
*	Nerdy Inc.	69,621	106
*	Corsair Gaming Inc.	8,981	105
	Interface Inc.	5,144	104
*	Leslie's Inc.	100,382	104
*	Cardlytics Inc.	38,066	100
*,1	Wheels Up Experience Inc.	81,811	99
*	LGI Homes Inc.	1,327	97
*	Genesco Inc.	2,637	96
*,1	Luminar Technologies Inc.	17,764	92
*	Stagwell Inc.	13,489	88
*	Integral Ad Science Holding Corp.	8,009	84
*	Tile Shop Holdings Inc.	9,438	71
*	ONE Group Hospitality Inc.	19,738	64
*	National Vision Holdings Inc.	4,781	61
*	Webtoon Entertainment Inc.	6,383	58
*	Clear Channel Outdoor Holdings Inc.	43,685	55
*	Holley Inc.	19,948	54
	Rocky Brands Inc.	2,469	50
*	LiveOne Inc.	61,164	47
	Dine Brands Global Inc.	1,811	45
*,1	Blink Charging Co.	40,835	42
*	1-800-Flowers.com Inc. Class A	5,957	41
*,1	Golden Matrix Group Inc.	18,864	40
	Smith & Wesson Brands Inc.	3,507	38
*	Livewire Group Inc.	16,371	38
*	Central Garden & Pet Co.	1,052	37
	Arko Corp.	7,672	35
	Marine Products Corp.	3,780	33
*	Figs Inc. Class A	6,769	31
*	American Public Education Inc.	1,265	27
*	Hovnanian Enterprises Inc. Class A	268	27
	Superior Group of Cos. Inc.	1,886	27
*	ThredUP Inc. Class A	10,542	25
	Entravision Communications Corp. Class A	8,838	20
	CompX International Inc.	826	20
*	Boston Omaha Corp. Class A	1,302	19
*	United Homes Group Inc.	3,914	15
*	Landsea Homes Corp.	2,025	14
*	QVC Group Inc.	1,093	11
*	Reservoir Media Inc.	1,044	8
	Virco Mfg. Corp.	814	8
*	SES AI Corp.	7,991	5
			128,310
Consumer Staples (3.3%)
*	Sprouts Farmers Market Inc.	92,447	13,719
	Lancaster Colony Corp.	17,965	3,434
*	Simply Good Foods Co.	83,816	3,164

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	WD-40 Co.	12,513	2,986
	Energizer Holdings Inc.	65,916	2,026
*	Chefs' Warehouse Inc.	32,166	2,013
	J & J Snack Foods Corp.	13,983	1,838
	WK Kellogg Co.	60,209	1,193
*	Vita Coco Co. Inc.	36,021	1,168
*	Vital Farms Inc.	30,510	1,010
	Turning Point Brands Inc.	13,489	948
	National Beverage Corp.	21,617	861
	Primo Brands Corp.	17,677	596
	John B Sanfilippo & Son Inc.	8,217	581
	Utz Brands Inc.	41,031	559
*	SunOpta Inc.	86,501	542
*	Herbalife Ltd.	61,614	511
	MGP Ingredients Inc.	13,008	426
	Cal-Maine Foods Inc.	2,216	200
*,1	Westrock Coffee Co.	31,118	199
*	Mama's Creations Inc.	30,361	186
*,1	Beyond Meat Inc.	55,145	174
*	Honest Co. Inc.	31,270	169
	Andersons Inc.	3,595	154
*	Brookfield Realty Capital Corp. Class A	43,145	111
*	Beauty Health Co.	67,194	99
	Natural Grocers by Vitamin Cottage Inc.	2,141	95
*	Lifeway Foods Inc.	4,060	86
	Oil-Dri Corp. of America	1,919	85
*	Mission Produce Inc.	5,058	62
*	Guardian Pharmacy Services Inc. Class A	2,959	59
	Calavo Growers Inc.	2,526	58
*	Veru Inc.	92,751	48
*,1	Forafric Global plc	5,193	47
*	Nature's Sunshine Products Inc.	2,520	37
*	Smithfield Foods Inc.	1,262	26
*	GrowGeneration Corp.	4,952	6
			39,476
Energy (3.7%)
	ChampionX Corp.	175,074	5,217
*	NEXTracker Inc. Class A	98,517	4,337
	Archrock Inc.	153,172	4,154
	Magnolia Oil & Gas Corp. Class A	146,924	3,439
	Cactus Inc. Class A	61,184	3,215
	Noble Corp. plc	82,723	2,142
*	Oceaneering International Inc.	92,847	2,051
*	Tidewater Inc.	44,817	2,045
*	Alpha Metallurgical Resources Inc.	10,076	1,386
*	Sable Offshore Corp.	46,304	1,314
*	Valaris Ltd.	36,085	1,288
	Atlas Energy Solutions Inc.	62,228	1,206
*	Kosmos Energy Ltd.	428,616	1,204
*	Gulfport Energy Corp.	6,164	1,047
*	NextDecade Corp.	106,187	873
*	Centrus Energy Corp. Class A	9,441	857
*	Array Technologies Inc.	140,263	741
*	American Superconductor Corp.	32,080	728
	Core Laboratories Inc.	42,966	629
	SM Energy Co.	17,777	581
	CVR Energy Inc.	28,030	516
	Crescent Energy Co. Class A	38,284	483
*	Seadrill Ltd.	18,733	477
*	Shoals Technologies Group Inc. Class A	153,232	464
*	TETRA Technologies Inc.	114,979	436
	Kodiak Gas Services Inc.	8,176	352
*	Fluence Energy Inc.	56,438	323
	Delek US Holdings Inc.	15,888	259
	Ramaco Resources Inc. Class A	25,204	225
*	Helix Energy Solutions Group Inc.	25,421	219
*	Montauk Renewables Inc.	60,868	209
	Kinetik Holdings Inc.	3,334	194
	Northern Oil & Gas Inc.	5,468	172

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	World Kinect Corp.	5,444	163
	W&T Offshore Inc.	89,696	150
	Liberty Energy Inc.	8,349	144
*,1	ChargePoint Holdings Inc.	203,172	135
*	Ameresco Inc. Class A	9,949	117
*	REX American Resources Corp.	3,034	117
*	Nabors Industries Ltd. (XNYS)	2,576	103
*,1	Plug Power Inc.	59,340	96
*	Empire Petroleum Corp.	13,558	94
	Berry Corp.	20,715	84
*	BKV Corp.	2,891	58
*	Natural Gas Services Group Inc.	2,162	56
	Riley Exploration Permian Inc.	1,604	51
*	DMC Global Inc.	4,822	41
	Evolution Petroleum Corp.	8,176	41
	VAALCO Energy Inc.	9,653	39
	Ramaco Resources Inc. Class B	3,926	35
	Diversified Energy Co. plc	2,352	31
*	EVgo Inc.	11,422	30
*	Drilling Tools International Corp.	6,138	20
*	Flowco Holdings Inc. Class A	755	19
*	Infinity Natural Resources Inc. Class A	941	17
*	SolarMax Technology Inc.	11,690	14
*	Verde Clean Fuels Inc.	3,106	13
			44,451
Financials (8.0%)
	Hamilton Lane Inc. Class A	35,260	5,512
*	Clearwater Analytics Holdings Inc. Class A	164,110	5,104
*	Upstart Holdings Inc.	72,092	4,806
	Piper Sandler Cos.	15,933	4,615
	Moelis & Co. Class A	64,884	4,583
	First Financial Bankshares Inc.	119,533	4,502
	Selective Insurance Group Inc.	47,517	4,089
	FirstCash Holdings Inc.	35,353	3,969
	StepStone Group Inc. Class A	60,252	3,625
	PJT Partners Inc. Class A	21,396	3,408
*	Palomar Holdings Inc.	23,618	3,039
*	Oscar Health Inc. Class A	182,925	2,673
	Goosehead Insurance Inc. Class A	20,649	2,544
*	Baldwin Insurance Group Inc.	61,228	2,519
	Artisan Partners Asset Management Inc. Class A	57,759	2,439
	Victory Capital Holdings Inc. Class A	37,793	2,420
*	Mr. Cooper Group Inc.	21,212	2,384
*	MARA Holdings Inc.	164,185	2,285
*	Bancorp Inc.	40,859	2,281
	Cohen & Steers Inc.	25,210	2,203
	Walker & Dunlop Inc.	21,378	1,831
	Federal Agricultural Mortgage Corp. Class C	7,450	1,558
*	Lemonade Inc.	39,510	1,436
	PennyMac Financial Services Inc.	13,510	1,400
*	Triumph Financial Inc.	18,526	1,275
	ServisFirst Bancshares Inc.	13,174	1,204
	WisdomTree Inc.	128,366	1,171
	Perella Weinberg Partners	47,564	1,099
*	Root Inc. Class A	7,912	1,069
*	Trupanion Inc.	30,200	1,043
	HCI Group Inc.	7,601	1,001
*	Coastal Financial Corp.	9,815	969
	Virtus Investment Partners Inc.	5,113	960
	Live Oak Bancshares Inc.	27,784	884
*	Dave Inc.	7,351	740
	Acadian Asset Management Inc.	24,796	611
	Patria Investments Ltd. Class A	51,553	584
*	Porch Group Inc.	72,751	509
	Pathward Financial Inc.	6,466	501
	GCM Grosvenor Inc. Class A	33,790	477
*	Open Lending Corp.	93,730	457
	Esquire Financial Holdings Inc.	5,559	429
*	Skyward Specialty Insurance Group Inc.	8,069	420

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	P10 Inc. Class A	32,046	409
*	World Acceptance Corp.	2,916	393
	AMERISAFE Inc.	7,561	389
*	Axos Financial Inc.	5,443	364
*	LendingTree Inc.	8,519	344
	Nicolet Bankshares Inc.	2,838	340
*	Riot Platforms Inc.	34,751	322
	Diamond Hill Investment Group Inc.	2,044	299
*	StoneX Group Inc.	2,475	299
	BancFirst Corp.	2,184	261
	First BanCorp (XNYS)	11,704	228
*	NMI Holdings Inc.	5,414	197
	Crawford & Co. Class A	14,050	173
[1]	OppFi Inc.	17,281	170
	Mercury General Corp.	3,071	166
	Greene County Bancorp Inc.	6,418	166
	KKR Real Estate Finance Trust Inc.	14,363	159
	City Holding Co.	1,023	122
	Tiptree Inc.	5,241	119
[1]	B Riley Financial Inc.	18,394	117
	American Coastal Insurance Corp. Class C	9,598	117
*	SiriusPoint Ltd.	7,431	114
	Peoples Financial Services Corp.	1,985	97
*	Bowhead Specialty Holdings Inc.	2,816	95
	Lakeland Financial Corp.	1,371	91
*	Kingsway Financial Services Inc.	11,448	89
	Universal Insurance Holdings Inc.	3,985	88
	First Foundation Inc.	16,826	86
	First Internet Bancorp	2,914	86
	Shore Bancshares Inc.	3,769	57
	USCB Financial Holdings Inc.	2,752	54
	Investors Title Co.	192	46
*	First Western Financial Inc.	2,141	43
	Metrocity Bankshares Inc.	1,394	42
	F&G Annuities & Life Inc.	973	41
	Angel Oak Mortgage REIT Inc.	3,841	38
	AG Mortgage Investment Trust Inc.	4,434	34
	Regional Management Corp.	918	31
*	Prairie Operating Co.	3,652	26
	Value Line Inc.	614	25
	Alerus Financial Corp.	1,166	24
*	Columbia Financial Inc.	1,479	23
	First Business Financial Services Inc.	378	20
	Citizens Financial Services Inc.	284	17
	Bank7 Corp.	178	7
	MarketWise Inc.	5,743	3
*	Roadzen Inc.	2,324	3
			97,062
Health Care (24.2%)
*	Insmed Inc.	158,210	12,902
*	HealthEquity Inc.	78,740	8,643
*	Vaxcyte Inc.	113,978	8,323
*	Hims & Hers Health Inc.	174,181	7,854
*	Halozyme Therapeutics Inc.	114,479	6,771
	Ensign Group Inc.	50,934	6,578
*	Lantheus Holdings Inc.	63,204	5,930
*	Blueprint Medicines Corp.	58,363	5,636
*	Madrigal Pharmaceuticals Inc.	16,500	5,631
*	Glaukos Corp.	44,916	5,391
*	Merit Medical Systems Inc.	52,509	5,358
*	Alkermes plc	147,786	5,073
*	Guardant Health Inc.	108,326	4,609
*	Corcept Therapeutics Inc.	74,202	4,495
*	Axsome Therapeutics Inc.	33,798	4,311
*	Krystal Biotech Inc.	22,772	4,082
*	Revolution Medicines Inc.	100,170	4,081
*	TG Therapeutics Inc.	128,161	3,856
*	SpringWorks Therapeutics Inc.	63,113	3,645
*	ADMA Biologics Inc.	206,764	3,389

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	RadNet Inc.	60,692	3,367
*	iRhythm Technologies Inc.	28,705	3,162
*	Avidity Biosciences Inc.	101,914	3,123
*	Haemonetics Corp.	46,087	3,019
*	PTC Therapeutics Inc.	53,163	2,938
*	Biohaven Ltd.	78,880	2,933
*	Crinetics Pharmaceuticals Inc.	80,557	2,882
*	Bridgebio Pharma Inc.	80,438	2,807
*	Rhythm Pharmaceuticals Inc.	50,289	2,761
*	CorVel Corp.	24,438	2,695
*	Integer Holdings Corp.	21,470	2,645
*	PROCEPT BioRobotics Corp.	40,921	2,633
*	Arcellx Inc.	39,605	2,567
*	Amicus Therapeutics Inc.	269,599	2,558
*	Scholar Rock Holding Corp.	64,097	2,488
*	Option Care Health Inc.	73,940	2,477
*	Nuvalent Inc. Class A	32,286	2,421
*	Catalyst Pharmaceuticals Inc.	102,470	2,346
*	Privia Health Group Inc.	93,501	2,335
*	Vericel Corp.	45,120	2,314
*	TransMedics Group Inc.	30,133	2,300
*	ACADIA Pharmaceuticals Inc.	109,682	2,150
*	Twist Bioscience Corp.	53,416	2,074
*	Arrowhead Pharmaceuticals Inc.	109,407	2,069
*	Protagonist Therapeutics Inc.	53,558	2,013
*	Warby Parker Inc. Class A	81,155	2,007
*	Novocure Ltd.	97,590	1,861
*	Edgewise Therapeutics Inc.	66,523	1,741
*	Mirum Pharmaceuticals Inc.	36,400	1,732
*	Recursion Pharmaceuticals Inc. Class A	228,025	1,712
	LeMaitre Vascular Inc.	18,588	1,707
	CONMED Corp.	28,277	1,673
*	Summit Therapeutics Inc. (XNMS)	79,810	1,651
*	Waystar Holding Corp.	37,872	1,646
*	Progyny Inc.	72,696	1,638
*	BioCryst Pharmaceuticals Inc.	189,364	1,630
*	Ideaya Biosciences Inc.	77,410	1,592
	Concentra Group Holdings Parent Inc.	69,645	1,573
*	UFP Technologies Inc.	6,655	1,515
*	Tarsus Pharmaceuticals Inc.	33,711	1,499
*	Alignment Healthcare Inc.	91,989	1,443
*	Arcutis Biotherapeutics Inc.	98,510	1,349
*	Kymera Therapeutics Inc.	43,031	1,349
*	Phreesia Inc.	50,704	1,346
*	Dynavax Technologies Corp.	96,983	1,337
*	Tandem Diabetes Care Inc.	60,177	1,332
	Select Medical Holdings Corp.	68,072	1,238
*	Vera Therapeutics Inc.	40,640	1,216
*	Alphatec Holdings Inc.	95,750	1,200
*	Harmony Biosciences Holdings Inc.	34,985	1,184
*	Syndax Pharmaceuticals Inc.	75,575	1,182
*	Ardelyx Inc.	216,352	1,160
*	Soleno Therapeutics Inc.	23,495	1,147
	US Physical Therapy Inc.	13,761	1,115
*	Immunovant Inc.	53,393	1,100
*	AtriCure Inc.	28,332	1,098
*	Apogee Therapeutics Inc.	34,727	1,092
*	Denali Therapeutics Inc.	65,276	1,081
*	Iovance Biotherapeutics Inc.	251,675	1,066
*	Amneal Pharmaceuticals Inc.	122,708	1,064
*	Arvinas Inc.	59,160	1,047
*	Dyne Therapeutics Inc.	75,870	1,033
*	Ocular Therapeutix Inc.	143,199	1,022
*	MannKind Corp.	190,271	1,016
*	Amphastar Pharmaceuticals Inc.	35,390	1,006
*	Astrana Health Inc.	39,536	1,003
*	Celldex Therapeutics Inc.	48,505	998
*	BrightSpring Health Services Inc.	49,411	953
*	Evolent Health Inc. Class A	105,622	950
*	RxSight Inc.	33,436	948

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Novavax Inc.	109,895	915
*	Liquidia Corp.	58,093	900
*	agilon health Inc.	282,704	882
*	Collegium Pharmaceutical Inc.	29,523	858
*	Brookdale Senior Living Inc.	150,332	857
*	Janux Therapeutics Inc.	25,648	844
*	STAAR Surgical Co.	45,238	792
*	Harrow Inc.	28,135	790
*	Axogen Inc.	38,883	778
*	WaVe Life Sciences Ltd.	72,613	768
*	Viridian Therapeutics Inc.	49,393	767
*	ANI Pharmaceuticals Inc.	12,020	744
*	Evolus Inc.	50,651	739
*	Aurinia Pharmaceuticals Inc.	90,292	718
*	Kiniksa Pharmaceuticals International plc	35,272	715
*	BioLife Solutions Inc.	29,571	710
*	Artivion Inc.	27,755	705
*	Nurix Therapeutics Inc.	44,581	689
*	CG oncology Inc.	26,422	683
*	Pennant Group Inc.	29,911	681
*	Avadel Pharmaceuticals plc	84,705	670
*	Geron Corp. (XNGS)	376,561	663
*	Enliven Therapeutics Inc.	30,594	637
*	Praxis Precision Medicines Inc.	15,829	611
*	Addus HomeCare Corp.	6,300	603
*	Cogent Biosciences Inc.	78,317	590
*	Rocket Pharmaceuticals Inc.	60,311	570
*	Paragon 28 Inc.	43,193	563
*	SI-BONE Inc.	30,710	556
*	Arcus Biosciences Inc.	49,593	540
*	CorMedix Inc.	50,715	525
*	Akero Therapeutics Inc.	10,468	514
*	Kura Oncology Inc.	66,458	512
*	Mind Medicine MindMed Inc.	73,794	496
*	Xeris Biopharma Holdings Inc.	128,609	493
*	ARS Pharmaceuticals Inc.	45,146	473
*	AdaptHealth Corp.	40,675	463
*	PACS Group Inc.	35,351	461
*	LifeStance Health Group Inc.	58,489	456
*	Cytokinetics Inc.	9,753	449
*	Immunome Inc.	47,153	443
*	Capricor Therapeutics Inc.	28,534	439
*	Xencor Inc.	28,353	436
*	Arbutus Biopharma Corp.	125,124	432
*	MiMedx Group Inc.	51,163	430
	Patterson Cos. Inc.	13,330	415
*	Treace Medical Concepts Inc.	44,701	400
	iRadimed Corp.	7,336	395
*	Day One Biopharmaceuticals Inc.	42,580	386
*	ArriVent Biopharma Inc.	15,634	369
*	Prothena Corp. plc	22,643	358
*	Cullinan Therapeutics Inc.	42,161	358
*	KalVista Pharmaceuticals Inc.	31,299	357
*,1	ImmunityBio Inc.	102,539	337
*	AnaptysBio Inc.	19,857	334
*	Maravai LifeSciences Holdings Inc. Class A	101,351	326
*	Talkspace Inc.	112,466	322
*	Sana Biotechnology Inc.	121,195	316
*	Arcturus Therapeutics Holdings Inc.	18,630	313
*	Keros Therapeutics Inc.	28,155	312
*,1	Pulse Biosciences Inc.	16,678	305
*	Pulmonx Corp.	34,828	300
*,1	Nano-X Imaging Ltd.	47,646	295
*	Rigel Pharmaceuticals Inc.	12,425	287
*,1	Humacyte Inc.	80,746	275
*	Cerus Corp.	164,372	271
*	Surmodics Inc.	8,084	266
*	Celcuity Inc.	28,222	266
*,1	UroGen Pharma Ltd.	27,511	260
*	Stoke Therapeutics Inc.	33,131	260

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	HealthStream Inc.	7,678	259
*	Taysha Gene Therapies Inc.	161,336	258
*	ChromaDex Corp.	45,367	256
*	Viemed Healthcare Inc.	31,104	244
*	Teladoc Health Inc.	24,540	235
*	Altimmune Inc.	35,235	234
*	Astria Therapeutics Inc.	36,118	233
*	CareDx Inc.	10,131	224
*	Tyra Biosciences Inc.	18,604	218
*	Avita Medical Inc.	23,615	215
*	Savara Inc.	85,272	212
*	Zevra Therapeutics Inc.	25,645	205
*	Absci Corp.	53,214	205
*	MeiraGTx Holdings plc	28,676	204
	National Research Corp.	13,841	202
*	Verastem Inc.	35,400	198
*	Y-mAbs Therapeutics Inc.	34,374	191
*	Community Health Systems Inc.	62,621	188
*	Semler Scientific Inc.	4,384	188
*,1	Candel Therapeutics Inc.	19,899	179
*,1	Cartesian Therapeutics Inc.	9,464	178
*	Ceribell Inc.	7,617	177
	SIGA Technologies Inc.	31,310	172
*	EyePoint Pharmaceuticals Inc.	27,439	172
*,1	Ocugen Inc.	262,884	171
*	Accuray Inc.	84,352	170
*	Castle Biosciences Inc.	7,689	167
*	NeuroPace Inc.	12,805	166
*	CVRx Inc.	12,091	157
*	Inmode Ltd.	8,332	156
*	GeneDx Holdings Corp.	1,516	156
*	Accolade Inc.	22,075	154
*	Trevi Therapeutics Inc.	34,142	154
*	Omeros Corp.	17,480	147
*	InfuSystem Holdings Inc.	18,001	144
*,1	Anavex Life Sciences Corp.	17,944	142
*	Aveanna Healthcare Holdings Inc.	32,959	140
*	4D Molecular Therapeutics Inc.	29,933	136
*	Bicara Therapeutics Inc.	9,997	133
*,1	Prime Medicine Inc.	51,526	130
*	Bioventus Inc. Class A	12,686	129
*	Sanara Medtech Inc.	3,707	129
*	LivaNova plc	3,009	125
*	Alector Inc.	73,609	121
*	Neumora Therapeutics Inc.	77,267	121
*,1	MediWound Ltd.	7,258	120
*	scPharmaceuticals Inc.	36,183	119
*	MacroGenics Inc.	47,433	117
*	Larimar Therapeutics Inc.	38,773	117
*	Ardent Health Partners Inc.	7,877	115
*	Joint Corp.	9,892	112
*	LifeMD Inc.	21,056	111
*	Perspective Therapeutics Inc.	40,020	111
*	Sera Prognostics Inc. Class A	25,934	110
*	Disc Medicine Inc.	1,965	110
*	Supernus Pharmaceuticals Inc.	3,291	106
*	XOMA Royalty Corp.	4,536	103
*	ORIC Pharmaceuticals Inc.	12,747	102
	Phibro Animal Health Corp. Class A	4,453	101
*,1	Inmune Bio Inc.	12,605	101
*	Biote Corp. Class A	23,223	101
*	Zynex Inc.	13,875	100
*	Owens & Minor Inc.	10,381	99
*	Stereotaxis Inc.	48,057	99
*	ProKidney Corp.	79,296	98
*	NeoGenomics Inc.	9,271	93
*	Tango Therapeutics Inc.	43,694	90
*	Cassava Sciences Inc.	36,811	88
*	Neurogene Inc.	4,928	87
*	Fulcrum Therapeutics Inc.	23,827	86

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	OptimizeRx Corp.	16,313	85
*	Sight Sciences Inc.	32,029	85
*	Innoviva Inc.	4,592	82
*	ADC Therapeutics SA	46,369	82
*	Inhibrx Biosciences Inc.	6,009	80
*	Esperion Therapeutics Inc.	46,727	79
*	Lineage Cell Therapeutics Inc.	136,659	77
*	Pacira BioSciences Inc.	3,182	77
*,1	Biomea Fusion Inc.	25,101	73
*	Upstream Bio Inc.	9,023	72
*	Ironwood Pharmaceuticals Inc.	43,449	70
*,1	Greenwich Lifesciences Inc.	5,658	69
	Embecta Corp.	5,026	68
*	Foghorn Therapeutics Inc.	13,711	67
*	Renovaro Inc.	67,337	66
*	Standard BioTools Inc.	61,982	66
*	Zura Bio Ltd.	45,295	62
*	Jasper Therapeutics Inc.	10,426	62
*	Septerna Inc.	9,622	62
*	X4 Pharmaceuticals Inc.	152,709	60
*	Cardiff Oncology Inc.	14,261	60
*	Lexeo Therapeutics Inc.	20,278	58
*	Achieve Life Sciences Inc.	18,591	57
*	Sonida Senior Living Inc.	2,320	56
*	Spyre Therapeutics Inc.	2,862	56
*,1	MBX Biosciences Inc.	5,828	56
*	Zenas Biopharma Inc.	7,955	56
*,1	AirSculpt Technologies Inc.	12,134	55
*	Aquestive Therapeutics Inc.	19,144	54
*	DocGo Inc.	17,411	54
*	Mineralys Therapeutics Inc.	5,811	53
*	Black Diamond Therapeutics Inc.	25,375	51
*	Puma Biotechnology Inc.	13,800	49
*	Corbus Pharmaceuticals Holdings Inc.	6,480	49
*	Rapport Therapeutics Inc.	4,928	49
*	TScan Therapeutics Inc.	21,916	46
*	Orchestra BioMed Holdings Inc.	9,432	44
*	Phathom Pharmaceuticals Inc.	7,783	43
*	Olema Pharmaceuticals Inc.	9,803	43
*	Organogenesis Holdings Inc.	6,573	41
*	PepGen Inc.	13,047	41
*	Kyverna Therapeutics Inc.	14,321	41
*	Contineum Therapeutics Inc. Class A	5,834	41
*	Anika Therapeutics Inc.	2,320	40
*	Akoya Biosciences Inc.	24,602	40
*	Telomir Pharmaceuticals Inc.	10,014	40
*	Enhabit Inc.	4,615	39
*	Korro Bio Inc.	1,544	39
*	Quanterix Corp.	4,740	36
*	OmniAb Inc.	10,312	36
*	Dianthus Therapeutics Inc.	1,678	36
*	Akebia Therapeutics Inc.	18,351	34
*	ALX Oncology Holdings Inc.	31,318	34
*	Fennec Pharmaceuticals Inc.	4,885	34
*	Alto Neuroscience Inc.	12,187	34
*	Actinium Pharmaceuticals Inc.	28,734	33
*	Shattuck Labs Inc.	24,845	33
*	Fibrobiologics Inc.	26,169	33
*,1	Alumis Inc.	7,030	33
*	Metagenomi Inc.	15,208	31
*	Artiva Biotherapeutics Inc.	7,466	31
*	Coherus Biosciences Inc.	27,255	30
*	Ovid therapeutics Inc.	55,733	30
*	Fractyl Health Inc.	19,377	30
*	Lexicon Pharmaceuticals Inc.	41,734	29
*	Aerovate Therapeutics Inc.	11,921	29
*,1	BioAge Labs Inc.	6,281	29
*	Mersana Therapeutics Inc.	54,389	28
*	Applied Therapeutics Inc.	55,065	28
*	Codexis Inc.	8,507	26

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Heron Therapeutics Inc.	10,468	26
*	Aldeyra Therapeutics Inc.	4,815	25
*	Health Catalyst Inc.	4,917	23
*	Regulus Therapeutics Inc.	15,138	20
*,1	Galectin Therapeutics Inc.	11,684	18
*,1,3	Tobira Therapeutics Inc. CVR	3,989	18
*	Innovage Holding Corp.	5,616	18
*	Boundless Bio Inc.	9,343	18
*	CAMP4 Therapeutics Corp.	3,565	18
*	IGM Biosciences Inc.	12,652	17
*	Precigen Inc.	9,500	16
*	Cabaletta Bio Inc.	9,128	16
*	ModivCare Inc.	4,995	16
*	Atossa Therapeutics Inc.	20,610	16
*	Elevation Oncology Inc.	30,057	16
*	Tenaya Therapeutics Inc.	14,439	15
*	Tevogen Bio Holdings Inc.	10,604	14
*	Terns Pharmaceuticals Inc.	3,651	13
*	Outlook Therapeutics Inc.	8,619	13
*,3	Inhibrx Inc. CVR	20,465	13
*	Verrica Pharmaceuticals Inc.	17,937	12
*	Cargo Therapeutics Inc.	3,222	12
*	HilleVax Inc.	6,101	11
*	Solid Biosciences Inc.	2,041	11
*	CervoMed Inc.	5,124	11
*	Harvard Bioscience Inc.	10,095	9
*	Werewolf Therapeutics Inc.	7,203	9
*	Quipt Home Medical Corp.	3,360	9
*	Gyre Therapeutics Inc.	641	7
*	Agenus Inc.	2,505	7
*	Skye Bioscience Inc.	2,478	7
*	Aardvark Therapeutics Inc.	487	6
*	Lyra Therapeutics Inc.	22,549	5
*	908 Devices Inc.	2,115	5
*	Beta Bionics Inc.	218	5
*,1	Maze Therapeutics Inc.	432	5
*	Sionna Therapeutics Inc.	353	5
*	Climb Bio Inc.	1,620	2
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $90)	8,622	2
*,3	Prevail Therapeutics CVR	58	—
*,3	OmniAb Inc. 12.5 Earnout	532	—
*,3	OmniAb Inc. 15 Earnout	532	—
*,1	Conduit Pharmaceuticals Inc.	134	—
			292,202
Industrials (25.2%)
	FTAI Aviation Ltd.	93,228	11,999
	Applied Industrial Technologies Inc.	35,287	8,842
*	Chart Industries Inc.	39,459	7,519
*	ExlService Holdings Inc.	144,172	6,985
*	Rocket Lab USA Inc.	319,349	6,543
*	Beacon Roofing Supply Inc.	53,092	6,128
*	SPX Technologies Inc.	41,329	6,020
	Badger Meter Inc.	26,973	5,673
*	ACI Worldwide Inc.	96,773	5,550
*	Fluor Corp.	143,700	5,465
	Watts Water Technologies Inc. Class A	25,137	5,394
*	Knife River Corp.	52,156	4,990
	CSW Industrials Inc.	15,373	4,706
	Federal Signal Corp.	55,198	4,487
	Moog Inc. Class A	26,072	4,445
	Zurn Elkay Water Solutions Corp.	125,189	4,435
*	Dycom Industries Inc.	26,070	4,272
	Franklin Electric Co. Inc.	41,583	4,248
*	Itron Inc.	37,492	4,083
*	Bloom Energy Corp. Class A	168,654	4,051
	Kadant Inc.	10,765	4,031
*	Modine Manufacturing Co.	47,427	4,010
	Exponent Inc.	46,400	3,928
*	AeroVironment Inc.	25,754	3,853

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
	Brink's Co.	40,701	3,828
	Installed Building Products Inc.	22,012	3,773
	Herc Holdings Inc.	25,843	3,708
	Mueller Water Products Inc. Class A	142,627	3,674
	Maximus Inc.	55,230	3,601
*	Sterling Infrastructure Inc.	27,395	3,485
*	Verra Mobility Corp.	151,253	3,462
*	Aurora Innovation Inc.	475,955	3,460
*	CBIZ Inc.	43,991	3,439
	EnerSys	33,701	3,420
*	Remitly Global Inc.	137,081	3,290
	Primoris Services Corp.	45,238	3,245
	Atmus Filtration Technologies Inc.	76,941	3,062
*	RXO Inc.	146,526	2,999
	Insperity Inc.	32,981	2,901
*	Construction Partners Inc. Class A	39,424	2,861
*	OSI Systems Inc.	13,728	2,831
*	Joby Aviation Inc.	396,910	2,778
	Granite Construction Inc.	33,326	2,752
	McGrath RentCorp.	22,414	2,735
	Patrick Industries Inc.	29,759	2,696
	H&E Equipment Services Inc.	27,264	2,615
*	GMS Inc.	32,642	2,599
	Griffon Corp.	34,541	2,499
*	Huron Consulting Group Inc.	16,135	2,460
	Enerpac Tool Group Corp.	49,961	2,312
*	WNS Holdings Ltd.	39,469	2,245
	EVERTEC Inc.	59,269	2,213
	Belden Inc.	19,842	2,183
	TriNet Group Inc.	29,288	2,159
	Trinity Industries Inc.	68,950	2,144
	AZZ Inc.	22,251	2,139
*	Leonardo DRS Inc.	67,651	2,060
	Atkore Inc.	32,833	2,019
	ESCO Technologies Inc.	11,625	1,917
*	NCR Atleos Corp.	66,107	1,880
*	Upwork Inc.	114,150	1,818
*	MYR Group Inc.	14,666	1,800
*	Archer Aviation Inc. Class A	202,171	1,795
	Boise Cascade Co.	17,030	1,765
*	Payoneer Global Inc.	202,580	1,732
	ArcBest Corp.	21,574	1,699
	Alamo Group Inc.	9,388	1,643
*	Kratos Defense & Security Solutions Inc.	60,190	1,588
*	Marqeta Inc. Class A	375,433	1,569
	Tecnoglass Inc.	20,585	1,516
	Standex International Corp.	8,143	1,514
	Argan Inc.	11,577	1,509
	Powell Industries Inc.	8,565	1,454
	ICF International Inc.	17,095	1,355
	Otter Tail Corp.	16,973	1,353
*	IES Holdings Inc.	7,539	1,344
*	Enovix Corp.	150,719	1,344
*	StoneCo. Ltd. Class A	136,613	1,264
*	Flywire Corp.	110,664	1,262
*	AvidXchange Holdings Inc.	159,231	1,210
*	Legalzoom.com Inc.	117,621	1,195
	CRA International Inc.	6,059	1,170
	REV Group Inc.	36,880	1,125
*	Janus International Group Inc.	130,249	1,054
*	Blue Bird Corp.	29,585	1,040
	United States Lime & Minerals Inc.	9,623	903
*	AMN Healthcare Services Inc.	34,863	883
*	Gibraltar Industries Inc.	13,338	876
	Barrett Business Services Inc.	21,387	861
	Kforce Inc.	16,803	842
	Helios Technologies Inc.	20,901	825
	HB Fuller Co.	14,187	805
	Cadre Holdings Inc.	23,903	804
	Napco Security Technologies Inc.	32,189	791

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Energy Recovery Inc.	52,134	780
*	Limbach Holdings Inc.	9,402	780
*	Donnelley Financial Solutions Inc.	15,285	758
	Gorman-Rupp Co.	19,185	732
*	Vicor Corp.	11,532	730
*	Moneylion Inc.	7,924	690
*	CECO Environmental Corp.	26,954	671
	Tennant Co.	7,713	668
*	PagSeguro Digital Ltd. Class A	90,370	665
*	Transcat Inc.	8,318	661
	Lindsay Corp.	4,931	651
	Hillenbrand Inc.	21,555	645
*	ASGN Inc.	8,841	596
*	Sezzle Inc.	1,901	569
*	Montrose Environmental Group Inc.	29,142	566
	Albany International Corp. Class A	6,977	534
*	Cimpress plc	10,582	509
*	Cantaloupe Inc.	50,944	500
*	First Advantage Corp.	32,722	490
	Pitney Bowes Inc.	44,029	477
	Douglas Dynamics Inc.	17,254	467
	Cass Information Systems Inc.	10,565	462
*	International Money Express Inc.	29,062	445
*	Evolv Technologies Holdings Inc.	121,571	430
*	AAR Corp.	6,484	422
*	Byrna Technologies Inc.	15,820	407
	JBT Marel Corp.	3,022	399
*	Mirion Technologies Inc.	24,659	383
	Ardagh Metal Packaging SA	132,008	379
	Enpro Inc.	2,043	372
	Myers Industries Inc.	33,617	368
*	ZipRecruiter Inc. Class A	65,716	368
	Flex LNG Ltd.	16,653	366
	LSI Industries Inc.	18,342	339
	Dorian LPG Ltd.	16,576	338
*	Franklin Covey Co.	10,327	330
	Hyster-Yale Inc.	6,352	323
*	Graham Corp.	9,414	318
	Apogee Enterprises Inc.	6,395	307
	VSE Corp.	2,583	306
*	Hillman Solutions Corp.	30,651	299
*	Centuri Holdings Inc.	15,622	271
	CompoSecure Inc. Class A	19,626	262
*	Bowman Consulting Group Ltd.	12,620	261
*	Distribution Solutions Group Inc.	8,503	251
	Werner Enterprises Inc.	7,256	236
*,1	Spire Global Inc.	20,305	232
	SFL Corp. Ltd.	25,184	227
*	PureCycle Technologies Inc.	21,430	221
	Mesa Laboratories Inc.	1,575	220
	Insteel Industries Inc.	7,789	219
*	Eve Holding Inc.	46,913	193
	Karat Packaging Inc.	6,266	187
*	Priority Technology Holdings Inc.	17,051	183
*	CryoPort Inc.	32,371	180
	Heartland Express Inc.	17,449	180
*	NV5 Global Inc.	9,639	174
*	Target Hospitality Corp.	30,353	170
	Marten Transport Ltd.	11,148	164
*	JELD-WEN Holding Inc.	26,832	148
*	CPI Card Group Inc.	4,369	146
*	Smith-Midland Corp.	4,223	144
	Himalaya Shipping Ltd.	25,451	139
	Alta Equipment Group Inc.	24,531	134
*	SoundThinking Inc.	8,061	132
*	Custom Truck One Source Inc.	29,786	132
*	Performant Healthcare Inc.	45,237	130
*,1	Sky Harbour Group Corp.	10,382	115
	Quad / Graphics Inc.	17,713	111
	Park Aerospace Corp.	7,200	100

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Aspen Aerogels Inc.	12,475	95
*	DXP Enterprises Inc.	1,019	92
*	Thermon Group Holdings Inc.	3,092	91
*	Taylor Devices Inc.	2,661	89
*	Ispire Technology Inc.	17,289	82
*	Redwire Corp.	5,701	80
*	Paysign Inc.	29,669	79
*	CS Disco Inc.	16,373	79
*	Resolute Holdings Management Inc.	1,635	77
	Pactiv Evergreen Inc.	4,204	75
	Covenant Logistics Group Inc.	2,646	67
	Hirequest Inc.	4,266	65
	EVI Industries Inc.	3,624	63
*	VirTra Inc.	10,034	60
	Universal Logistics Holdings Inc.	2,176	59
*	American Woodmark Corp.	845	52
*	Proficient Auto Logistics Inc.	4,217	44
	Miller Industries Inc.	631	37
*	Orion Group Holdings Inc.	5,020	36
*	Amprius Technologies Inc.	13,971	36
*	Hudson Technologies Inc.	5,883	34
*	I3 Verticals Inc. Class A	1,283	33
*	Karman Holdings Inc.	983	31
	Costamare Inc.	2,776	28
*	374Water Inc.	60,669	21
	Allient Inc.	758	19
	Shyft Group Inc.	1,940	19
*	Intuitive Machines Inc.	1,278	19
	Preformed Line Products Co.	141	18
*	Mayville Engineering Co. Inc.	1,080	16
*	Atlanticus Holdings Corp.	254	14
*	Solidion Technology Inc.	35,893	12
*	Virgin Galactic Holdings Inc.	2,196	8
*	PAMT Corp.	572	7
*	Ultralife Corp.	1,153	7
*	Bridger Aerospace Group Holdings Inc.	2,853	5
			304,220
Other (0.0%)[5]
*,3	Aduro Biotech Inc. CVR	9,451	2
*,1,3	GTX Inc. CVR	530	—
			2
Real Estate (1.6%)
	Ryman Hospitality Properties Inc.	53,844	5,325
*	Compass Inc. Class A	334,794	3,010
	St. Joe Co.	33,022	1,584
	Tanger Inc.	38,340	1,359
	Outfront Media Inc.	51,841	964
	eXp World Holdings Inc.	75,251	761
*	Redfin Corp.	109,701	732
	Phillips Edison & Co. Inc.	16,608	618
	Apartment Investment & Management Co. Class A	61,200	554
*	Real Brokerage Inc.	92,023	475
	DigitalBridge Group Inc.	38,518	438
	CBL & Associates Properties Inc.	13,842	431
	Alexander's Inc.	1,954	419
	Universal Health Realty Income Trust	9,773	390
	CareTrust REIT Inc.	14,171	367
	Saul Centers Inc.	8,658	324
	NETSTREIT Corp.	14,050	210
	UMH Properties Inc.	9,833	186
*	Maui Land & Pineapple Co. Inc.	6,430	125
	Postal Realty Trust Inc. Class A	7,697	107
	Gladstone Commercial Corp.	5,742	93
	Strawberry Fields REIT Inc.	5,515	65
	Armada Hoffler Properties Inc.	5,212	48
*	Forestar Group Inc.	2,134	47
	Clipper Realty Inc.	9,457	44
*	Opendoor Technologies Inc.	30,008	40
	Community Healthcare Trust Inc.	1,966	37

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Offerpad Solutions Inc.	1,567	3
			18,756
Technology (17.0%)
*	Credo Technology Group Holding Ltd.	128,577	7,095
*	Fabrinet	33,481	6,698
*	Commvault Systems Inc.	37,376	6,375
*	Altair Engineering Inc. Class A	49,836	5,562
*	Rambus Inc.	98,077	5,482
*	Novanta Inc.	32,938	4,764
*	Q2 Holdings Inc.	54,003	4,718
*	SPS Commerce Inc.	34,598	4,608
*	IonQ Inc.	184,542	4,534
*	Qualys Inc.	34,080	4,480
*	Varonis Systems Inc.	101,210	4,349
*	Box Inc. Class A	129,249	4,226
*	Silicon Laboratories Inc.	29,431	4,129
*	Tenable Holdings Inc.	108,252	4,129
*	Workiva Inc.	46,362	4,058
	Advanced Energy Industries Inc.	34,380	3,960
*	Insight Enterprises Inc.	24,997	3,847
*	Freshworks Inc. Class A	189,875	3,239
*	Intapp Inc.	48,962	3,230
	Power Integrations Inc.	51,979	3,160
*,1	SoundHound AI Inc. Class A	283,317	3,065
*	Zeta Global Holdings Corp. Class A	164,129	2,825
*	Sitime Corp.	17,072	2,649
*	DigitalOcean Holdings Inc.	60,280	2,583
*	Cargurus Inc.	79,674	2,565
*	Blackline Inc.	53,013	2,561
*	Semtech Corp.	66,736	2,549
*	Alarm.com Holdings Inc.	43,491	2,526
*	Blackbaud Inc.	37,236	2,461
*	C3.ai Inc. Class A	101,625	2,383
*	FormFactor Inc.	71,128	2,369
*	Braze Inc. Class A	60,582	2,240
	Progress Software Corp.	39,056	2,134
*	Yelp Inc.	59,439	2,039
*	Impinj Inc.	21,017	2,032
*	PAR Technology Corp.	29,032	1,995
	Clear Secure Inc. Class A	80,452	1,908
	Kulicke & Soffa Industries Inc.	48,641	1,861
*	Cleanspark Inc.	228,047	1,822
*	LiveRamp Holdings Inc.	60,490	1,807
*	AvePoint Inc.	118,362	1,768
	CSG Systems International Inc.	27,153	1,746
*	Agilysys Inc.	20,650	1,672
*	Rapid7 Inc.	56,724	1,650
*	Axcelis Technologies Inc.	29,858	1,636
*	Magnite Inc.	102,615	1,618
*	Vertex Inc. Class A	49,872	1,610
*	Alkami Technology Inc.	48,635	1,500
*	PagerDuty Inc.	82,048	1,454
*	Asana Inc. Class A	74,460	1,433
*	Core Scientific Inc.	128,293	1,432
*	NCR Voyix Corp.	120,898	1,364
	A10 Networks Inc.	65,048	1,352
*	Matterport Inc.	243,960	1,332
	Adeia Inc.	84,349	1,326
*	Innodata Inc.	24,795	1,307
*	Sprout Social Inc. Class A	45,848	1,216
*	Appian Corp. Class A	36,902	1,198
*	Schrodinger Inc.	51,172	1,142
*	Ambarella Inc.	18,291	1,124
*	Xometry Inc. Class A	38,978	1,065
*	ePlus Inc.	16,204	1,043
*	Jamf Holding Corp.	75,325	1,030
*	PROS Holdings Inc.	41,971	1,015
*	MaxLinear Inc.	69,124	1,010
*	Ultra Clean Holdings Inc.	40,549	998

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	Plexus Corp.	7,363	979
*	Applied Digital Corp.	121,813	975
	CTS Corp.	21,553	963
*	Veeco Instruments Inc.	43,212	961
*	Terawulf Inc.	228,653	958
*	Sprinklr Inc. Class A	107,133	907
*	Amplitude Inc. Class A	71,691	903
*	ACM Research Inc. Class A	32,032	831
	Sapiens International Corp. NV	28,263	779
*	Grid Dynamics Holdings Inc.	39,757	748
*	NextNav Inc.	71,107	746
*	Blend Labs Inc. Class A	217,495	681
*	Yext Inc.	98,092	667
*	N-able Inc.	65,485	657
*	Fastly Inc. Class A	95,031	647
*	PDF Solutions Inc.	28,587	644
*	Couchbase Inc.	36,439	643
	Hackett Group Inc.	20,959	637
*	CEVA Inc.	18,170	623
*	EverQuote Inc. Class A	22,932	616
*	Enfusion Inc. Class A	45,494	522
*	Cipher Mining Inc.	124,962	510
	OneSpan Inc.	31,576	506
*	Ibotta Inc. Class A	14,381	480
	Climb Global Solutions Inc.	3,855	473
*	BigCommerce Holdings Inc. Series 1	65,365	463
*	Weave Communications Inc.	36,307	457
	Simulations Plus Inc.	14,546	422
*	Grindr Inc.	22,429	412
	Red Violet Inc.	10,098	410
*	PubMatic Inc. Class A	38,312	407
*	Photronics Inc.	19,163	399
*	Mitek Systems Inc.	41,966	393
	Shutterstock Inc.	17,553	377
*	SEMrush Holdings Inc. Class A	33,642	370
*,1	BigBear.ai Holdings Inc.	70,623	364
*	TechTarget Inc.	24,301	357
*	Life360 Inc.	7,729	349
*	MeridianLink Inc.	18,145	331
*	NerdWallet Inc. Class A	32,208	329
*	Bandwidth Inc. Class A	20,529	328
*	Olo Inc. Class A	46,654	321
	NVE Corp.	4,396	303
*	Vivid Seats Inc. Class A	70,690	293
*	Viant Technology Inc. Class A	14,037	281
*	Ichor Holdings Ltd.	9,509	279
*,1	D-Wave Quantum Inc.	49,335	270
*	Mediaalpha Inc. Class A	27,435	255
*,1	Aehr Test Systems	26,063	251
*	Backblaze Inc. Class A	36,843	241
*	Domo Inc. Class B	31,341	238
*	Arteris Inc.	25,925	236
*	SkyWater Technology Inc.	25,013	233
*	Diodes Inc.	4,459	220
*	Digimarc Corp.	13,096	214
	ReposiTrak Inc.	10,819	212
*,1	Getty Images Holdings Inc.	92,655	198
*	Kaltura Inc.	89,921	191
*	Synaptics Inc.	2,705	179
*	Eventbrite Inc. Class A	63,593	155
*,1	MicroVision Inc.	105,034	152
*	Tucows Inc. Class A	7,191	143
*	EverCommerce Inc.	14,190	141
*	indie Semiconductor Inc. Class A	46,534	140
*,1	Groupon Inc.	10,768	120
*	WM Technology Inc.	79,142	104
*	Everspin Technologies Inc.	15,425	87
*	AudioEye Inc.	6,642	86
*	Daktronics Inc.	5,285	81
*	eGain Corp.	16,021	79

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
*	QuickLogic Corp.	12,419	76
*	Rekor Systems Inc.	60,846	75
*	FiscalNote Holdings Inc.	57,115	70
*	Ouster Inc.	7,182	59
*	Bumble Inc. Class A	8,533	44
*	SailPoint Inc.	1,578	38
*	Navitas Semiconductor Corp.	15,351	37
*,1	Airship AI Holdings Inc.	7,641	32
*	Silvaco Group Inc.	4,680	29
*	Rimini Street Inc.	7,062	25
*	nLight Inc.	2,437	22
*	1stdibs.com Inc.	5,308	20
*	DLH Holdings Corp.	2,835	14
*	GCT Semiconductor Holding Inc.	7,179	14
*	System1 Inc.	22,177	12
			204,552
Telecommunications (1.2%)
	InterDigital Inc.	23,214	4,959
	Cogent Communications Holdings Inc.	40,444	2,955
*	Calix Inc.	40,241	1,490
*,1,3	Infinera Corp.	185,869	1,236
*	Harmonic Inc.	101,112	1,042
*	Extreme Networks Inc.	63,463	981
*	Globalstar Inc.	37,853	817
	IDT Corp. Class B	10,038	487
*	Anterix Inc.	8,325	325
*	8x8 Inc.	117,324	293
*	Gogo Inc.	25,231	185
*	Lightwave Logic Inc.	108,653	132
*	fuboTV Inc.	23,601	72
*	Ooma Inc.	3,198	46
			15,020
Utilities (1.0%)
*	Casella Waste Systems Inc. Class A	57,284	6,417
	American States Water Co.	19,223	1,471
*	NuScale Power Corp.	77,637	1,335
	MGE Energy Inc.	14,343	1,316
	California Water Service Group	14,514	660
*	Cadiz Inc.	39,058	166
	Global Water Resources Inc.	10,460	120
*	Perma-Fix Environmental Services Inc.	13,250	107
	Middlesex Water Co.	2,013	101
	Consolidated Water Co. Ltd.	3,263	88
*	Quest Resource Holding Corp.	16,367	75
	Genie Energy Ltd. Class B	5,104	73
	York Water Co.	1,627	52
	Aris Water Solutions Inc. Class A	1,642	52
*,1	NANO Nuclear Energy Inc.	616	18
*	Arq Inc.	2,744	14
			12,065
Total Common Stocks (Cost $984,737)			1,206,116
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	401	3

Russell 2000 Growth Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[6,7]	Vanguard Market Liquidity Fund, 4.351% (Cost $10,442)	104,461	10,446
Total Investments (100.8%) (Cost $995,179)			1,216,565
Other Assets and Liabilities—Net (-0.8%)			(9,502)
Net Assets (100%)			1,207,063
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $9,306,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $775,000, representing 0.1% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $2,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $9,796,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	27	2,923	(77)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
MARA Holdings Inc.	1/30/26	GSI	803	(4.332)	—	(107)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $984,737)	1,206,119
Affiliated Issuers (Cost $10,442)	10,446
Total Investments in Securities	1,216,565
Investment in Vanguard	34
Cash	1,359
Cash Collateral Pledged—Futures Contracts	100
Receivables for Accrued Income	473
Receivables for Capital Shares Issued	10
Variation Margin Receivable—Futures Contracts	11
Total Assets	1,218,552
Liabilities
Payables for Investment Securities Purchased	1,429
Collateral for Securities on Loan	9,796
Payables for Capital Shares Redeemed	115
Payables to Vanguard	42
Unrealized Depreciation—Over-the-Counter Swap Contracts	107
Total Liabilities	11,489
Net Assets	1,207,063
1 Includes $9,306,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	1,433,474
Total Distributable Earnings (Loss)	(226,411)
Net Assets	1,207,063

ETF Shares—Net Assets
Applicable to 4,890,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	988,570
Net Asset Value Per Share—ETF Shares	$202.15

Institutional Shares—Net Assets
Applicable to 567,300 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	218,493
Net Asset Value Per Share—Institutional Shares	$385.15

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	3,544
Interest[2]	26
Securities Lending—Net	664
Total Income	4,234
Expenses
The Vanguard Group—Note B
Investment Advisory Services	12
Management and Administrative—ETF Shares	592
Management and Administrative—Institutional Shares	80
Marketing and Distribution—ETF Shares	29
Marketing and Distribution—Institutional Shares	4
Custodian Fees	30
Shareholders’ Reports and Proxy Fees—ETF Shares	60
Shareholders’ Reports and Proxy Fees—Institutional Shares	4
Trustees’ Fees and Expenses	—
Other Expenses	14
Total Expenses	825
Net Investment Income	3,409
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	15,086
Futures Contracts	(162)
Swap Contracts	(51)
Realized Net Gain (Loss)	14,873
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(25,078)
Futures Contracts	(95)
Swap Contracts	(107)
Change in Unrealized Appreciation (Depreciation)	(25,280)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,998)
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $21,000, $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $19,416,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,409	7,501
Realized Net Gain (Loss)	14,873	64,605
Change in Unrealized Appreciation (Depreciation)	(25,280)	115,912
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,998)	188,018
Distributions
ETF Shares	(3,055)	(6,554)
Institutional Shares	(832)	(1,939)
Total Distributions	(3,887)	(8,493)
Capital Share Transactions
ETF Shares	9,742	64,434
Institutional Shares	(43,701)	(10,587)
Net Increase (Decrease) from Capital Share Transactions	(33,959)	53,847
Total Increase (Decrease)	(44,844)	233,372
Net Assets
Beginning of Period	1,251,907	1,018,535
End of Period	1,207,063	1,251,907

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$204.56	$175.15	$165.45	$222.64	$164.83	$141.63
Investment Operations
Net Investment Income[1]	.551	1.231	1.499	1.137	.839	1.097
Net Realized and Unrealized Gain (Loss) on Investments	(2.328)	29.566	9.702	(57.266)	57.852	23.237
Total from Investment Operations	(1.777)	30.797	11.201	(56.129)	58.691	24.334
Distributions
Dividends from Net Investment Income	(.633)	(1.387)	(1.501)	(1.061)	(.881)	(1.134)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.633)	(1.387)	(1.501)	(1.061)	(.881)	(1.134)
Net Asset Value, End of Period	$202.15	$204.56	$175.15	$165.45	$222.64	$164.83
Total Return	-0.88%	17.69%	6.87%	-25.28%	35.67%	17.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$989	$991	$784	$658	$735	$371
Ratio of Total Expenses to Average Net Assets	0.14%	0.15%[2]	0.15%[2]	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.67%	0.90%	0.61%	0.40%	0.75%
Portfolio Turnover Rate[3]	5%	29%	32%	33%	47%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$389.76	$333.70	$315.20	$424.16	$314.01	$269.76
Investment Operations
Net Investment Income[1]	1.179	2.576	3.090	2.706	1.912	2.275
Net Realized and Unrealized Gain (Loss) on Investments	(4.453)	56.352	18.463	(109.390)	110.162	44.269
Total from Investment Operations	(3.274)	58.928	21.553	(106.684)	112.074	46.544
Distributions
Dividends from Net Investment Income	(1.336)	(2.868)	(3.053)	(2.276)	(1.924)	(2.294)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.336)	(2.868)	(3.053)	(2.276)	(1.924)	(2.294)
Net Asset Value, End of Period	$385.15	$389.76	$333.70	$315.20	$424.16	$314.01
Total Return	-0.85%	17.78%	6.94%	-25.24%	35.77%	17.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$218	$261	$235	$255	$752	$500
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	0.56%	0.74%	0.98%	0.72%	0.48%	0.82%
Portfolio Turnover Rate[3]	5%	29%	32%	33%	47%	38%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Russell 2000 Growth Index Fund
Notes to Financial Statements
Vanguard Russell 2000 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended February 28, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Russell 2000 Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received.  Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $34,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Russell 2000 Growth Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,203,513	1,334	1,269	1,206,116
Warrants	—	3	—	3
Temporary Cash Investments	10,446	—	—	10,446
Total	1,213,959	1,337	1,269	1,216,565
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(77)	—	—	(77)
Swap Contracts	—	(107)	—	(107)
Total	(77)	(107)	—	(184)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,008,267
Gross Unrealized Appreciation	326,300
Gross Unrealized Depreciation	(118,079)
Net Unrealized Appreciation (Depreciation)	208,221
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $460,169,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $60,544,000 of investment securities and sold $100,335,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $50,573,000 and $44,012,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $3,003,000 and sales were $5,666,000, resulting in net realized loss of $562,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	53,781	255	343,204	1,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(44,039)	(210)	(278,770)[1]	(1,480)[1]
Net Increase (Decrease)—ETF Shares	9,742	45	64,434	370
Institutional Shares
Issued	18,865	47	25,092	72
Issued in Lieu of Cash Distributions	790	2	1,875	5
Redeemed	(63,356)	(151)	(37,554)	(111)
Net Increase (Decrease)—Institutional Shares	(43,701)	(102)	(10,587)	(34)
1	Includes unsettled in-kind transactions as of August 31, 2024 for 45,000 redeemed shares valued at $9,193,000, which settled shortly afterwards.

Russell 2000 Growth Index Fund
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18512 042025

Financial Statements
For the six-months ended February 28, 2025
Vanguard Russell 3000 Index Fund

Contents
Financial Statements	1

Russell 3000 Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of February 28, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.6%)
	Linde plc	38,017	17,756
	Air Products & Chemicals Inc.	17,511	5,536
	Ecolab Inc.	19,670	5,291
	Freeport-McMoRan Inc.	112,598	4,156
	Newmont Corp. (XNYS)	89,726	3,844
	Fastenal Co.	45,273	3,429
	Nucor Corp.	18,761	2,579
	International Paper Co.	41,512	2,339
	International Flavors & Fragrances Inc.	20,007	1,637
	LyondellBasell Industries NV Class A	20,504	1,575
	Steel Dynamics Inc.	11,389	1,538
	Reliance Inc.	4,278	1,271
	Avery Dennison Corp.	6,355	1,195
	CF Industries Holdings Inc.	13,592	1,101
	Eastman Chemical Co.	9,229	903
*	RBC Bearings Inc.	2,255	810
	Carpenter Technology Corp.	3,711	768
	Royal Gold Inc.	5,183	762
	Albemarle Corp.	9,337	719
	Mueller Industries Inc.	8,726	700
	United States Steel Corp.	17,397	700
	Alcoa Corp.	19,274	641
	Southern Copper Corp.	6,931	616
	Mosaic Co.	25,187	602
	UFP Industries Inc.	4,716	505
*	Arcadium Lithium plc	83,435	487
	Element Solutions Inc.	17,393	454
	Balchem Corp.	2,601	453
	Celanese Corp.	8,620	439
	Timken Co.	5,259	426
	Commercial Metals Co.	8,672	420
*	Cleveland-Cliffs Inc.	36,538	396
	Hexcel Corp.	6,015	381
	Cabot Corp.	4,323	372
	FMC Corp.	9,631	355
	Westlake Corp.	2,749	309
	NewMarket Corp.	517	295
	Avient Corp.	6,321	270
*	MP Materials Corp.	10,593	254
*	Coeur Mining Inc.	49,179	253
	Hecla Mining Co.	47,820	245
	Ashland Inc.	3,994	243
	Sensient Technologies Corp.	3,458	240
	Olin Corp.	9,421	239
	Huntsman Corp.	13,490	228
	Innospec Inc.	2,051	212
	Scotts Miracle-Gro Co.	3,487	204
	Sylvamo Corp.	2,851	203
	Chemours Co.	12,066	180
	Minerals Technologies Inc.	2,611	180
*	Uranium Energy Corp.	29,292	164
*	SSR Mining Inc. (XTSE)	16,343	163
	Hawkins Inc.	1,547	162
	Quaker Chemical Corp.	1,150	160
	Materion Corp.	1,687	154
*	Ingevity Corp.	2,951	141
*	Constellium SE	10,633	121
*	Perimeter Solutions Inc.	10,738	114
	Stepan Co.	1,783	110
	Kaiser Aluminum Corp.	1,276	90
1

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Century Aluminum Co.	3,994	76
	Tronox Holdings plc	9,609	75
	Worthington Steel Inc.	2,633	70
*	Ecovyst Inc.	9,784	66
	Orion SA	4,646	65
*,1	Energy Fuels Inc.	15,477	64
	Ryerson Holding Corp.	2,409	61
*	Novagold Resources Inc.	20,166	61
	AdvanSix Inc.	1,965	55
	Koppers Holdings Inc.	1,614	47
*	MAC Copper Ltd.	4,703	47
*	Metallus Inc.	3,091	45
*	Ivanhoe Electric Inc.	7,302	45
*	LSB Industries Inc.	4,846	36
*	Rayonier Advanced Materials Inc.	4,611	36
*	Northwest Pipe Co.	774	34
*	Encore Energy Corp.	13,001	33
*	Clearwater Paper Corp.	1,208	32
	Radius Recycling Inc.	2,345	32
	Olympic Steel Inc.	906	30
*	Perpetua Resources Corp.	3,304	28
	Compass Minerals International Inc.	2,568	27
*	Ur-Energy Inc.	27,843	27
	Mativ Holdings Inc.	3,867	26
*	GrafTech International Ltd.	20,872	24
*	Intrepid Potash Inc.	869	23
*	Dakota Gold Corp.	6,269	19
*	Tredegar Corp.	2,137	17
*	i-80 Gold Corp.	21,143	16
*	ASP Isotopes Inc.	2,893	14
*	Lifezone Metals Ltd.	2,597	14
	American Vanguard Corp.	1,972	10
*	NN Inc.	3,340	10
	Caledonia Mining Corp. plc	1,021	10
	FutureFuel Corp.	1,670	8
*	Piedmont Lithium Inc.	1,095	8
	Northern Technologies International Corp.	604	7
*	Contango ORE Inc.	589	6
*	LanzaTech Global Inc.	8,066	6
*	Critical Metals Corp.	808	2
			71,402
Consumer Discretionary (14.9%)
*	Amazon.com Inc.	741,734	157,455
*	Tesla Inc.	219,589	64,335
	Costco Wholesale Corp.	35,036	36,739
	Walmart Inc.	343,030	33,826
*	Netflix Inc.	33,807	33,150
	Home Depot Inc.	78,417	31,100
	McDonald's Corp.	57,006	17,577
	Walt Disney Co.	143,574	16,339
	Booking Holdings Inc.	2,615	13,117
*	Uber Technologies Inc.	160,473	12,198
	Lowe's Cos. Inc.	45,212	11,241
	TJX Cos. Inc.	89,625	11,182
	Starbucks Corp.	89,471	10,362
	NIKE Inc. Class B	93,264	7,408
*	Spotify Technology SA	11,594	7,049
*	O'Reilly Automotive Inc.	4,564	6,269
*	Chipotle Mexican Grill Inc.	107,734	5,814
	Marriott International Inc. Class A	18,116	5,081
	Hilton Worldwide Holdings Inc.	18,899	5,007
*	Airbnb Inc. Class A	34,389	4,776
*	AutoZone Inc.	1,327	4,635
	Royal Caribbean Cruises Ltd.	18,668	4,594
	Target Corp.	36,439	4,527
	General Motors Co.	85,953	4,223
*	Copart Inc.	69,059	3,784
	Ross Stores Inc.	25,780	3,617
	Yum! Brands Inc.	22,214	3,474
2

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Lululemon Athletica Inc.	9,284	3,394
	Delta Air Lines Inc.	51,019	3,067
	Ford Motor Co.	310,723	2,967
	DR Horton Inc.	23,024	2,920
*	Take-Two Interactive Software Inc.	13,634	2,890
	Garmin Ltd.	12,241	2,802
	Electronic Arts Inc.	20,837	2,690
*	Roblox Corp. Class A	41,556	2,645
*	Trade Desk Inc. Class A	35,157	2,472
	eBay Inc.	37,615	2,435
*	United Airlines Holdings Inc.	25,938	2,433
	Tractor Supply Co.	42,646	2,360
	Lennar Corp. Class A	19,095	2,284
*	Warner Bros Discovery Inc.	191,573	2,195
*	Coupang Inc.	91,785	2,175
*	Carvana Co.	8,562	1,996
*	Carnival Corp.	81,146	1,942
*	Expedia Group Inc.	9,806	1,941
	Williams-Sonoma Inc.	9,794	1,906
	Darden Restaurants Inc.	9,258	1,856
*	Live Nation Entertainment Inc.	12,496	1,791
*	Deckers Outdoor Corp.	12,005	1,673
*	NVR Inc.	226	1,637
	PulteGroup Inc.	15,526	1,604
*	DraftKings Inc. Class A	35,377	1,552
	Tapestry Inc.	18,159	1,551
	Best Buy Co. Inc.	16,847	1,515
*	Liberty Media Corp.-Liberty Formula One Class C	15,531	1,498
	RB Global Inc. (XTSE)	14,352	1,469
	Southwest Airlines Co.	46,709	1,451
	Genuine Parts Co.	11,091	1,385
*	Ulta Beauty Inc.	3,717	1,362
	Domino's Pizza Inc.	2,765	1,354
	Estee Lauder Cos. Inc. Class A	18,047	1,298
	Dollar General Corp.	17,049	1,265
*	Burlington Stores Inc.	5,053	1,260
	Omnicom Group Inc.	15,150	1,254
	Las Vegas Sands Corp.	27,450	1,227
*	Aptiv plc	18,626	1,213
*	Dollar Tree Inc.	16,094	1,173
	Fox Corp. Class A	19,981	1,151
	Rollins Inc.	21,936	1,149
*	BJ's Wholesale Club Holdings Inc.	10,448	1,058
	Pool Corp.	2,962	1,028
*	CarMax Inc.	12,340	1,024
	Dick's Sporting Goods Inc.	4,392	989
	Texas Roadhouse Inc.	5,276	971
	News Corp. Class A	33,017	945
*	TKO Group Holdings Inc.	6,272	945
*	Duolingo Inc.	2,954	922
	Service Corp. International	11,177	905
	Toll Brothers Inc.	7,904	882
	LKQ Corp.	20,263	855
	Somnigroup International Inc.	13,295	849
	Ralph Lauren Corp.	3,118	845
*	Floor & Decor Holdings Inc. Class A	8,353	807
	Interpublic Group of Cos. Inc.	29,371	805
*	Norwegian Cruise Line Holdings Ltd.	34,621	787
*	Rivian Automotive Inc. Class A	66,337	785
*	GameStop Corp. Class A	31,136	780
*	Light & Wonder Inc.	6,952	775
	Aramark	20,685	766
*	American Airlines Group Inc.	52,208	749
	Wynn Resorts Ltd.	8,006	715
*	Alaska Air Group Inc.	9,853	712
	Hasbro Inc.	10,924	711
	Lithia Motors Inc.	2,043	704
	VF Corp.	27,535	686
	Murphy USA Inc.	1,441	676
*	Dutch Bros Inc. Class A	8,468	670
3

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Churchill Downs Inc.	5,527	655
	Wyndham Hotels & Resorts Inc.	5,933	643
*	Skechers USA Inc. Class A	10,354	631
*	MGM Resorts International	17,970	625
	Bath & Body Works Inc.	17,194	623
*	Planet Fitness Inc. Class A	6,645	615
	New York Times Co. Class A	12,664	609
	H&R Block Inc.	10,901	594
*	Bright Horizons Family Solutions Inc.	4,393	570
*	Cava Group Inc.	5,935	564
*	Brinker International Inc.	3,405	561
*	SharkNinja Inc.	5,330	560
*	Mattel Inc.	26,043	555
*	Caesars Entertainment Inc.	16,580	551
	Wingstop Inc.	2,313	543
	U-Haul Holding Co.	8,320	512
	BorgWarner Inc. (XNYS)	16,647	496
*	Ollie's Bargain Outlet Holdings Inc.	4,754	492
	Paramount Global Class B	43,126	490
*	Taylor Morrison Home Corp.	7,805	481
	Group 1 Automotive Inc.	1,018	468
*	Stride Inc.	3,400	465
	Vail Resorts Inc.	2,921	464
*	Etsy Inc.	8,734	447
*	Champion Homes Inc.	4,347	446
	Hyatt Hotels Corp. Class A	3,126	441
	Whirlpool Corp.	4,306	438
	Gentex Corp.	17,841	434
*	SiteOne Landscape Supply Inc.	3,414	431
*	Crocs Inc.	4,280	426
	Meritage Homes Corp.	5,838	423
	Fox Corp. Class B	7,732	418
*	Abercrombie & Fitch Co. Class A	4,024	414
	Lear Corp.	4,370	411
	Sirius XM Holdings Inc.	16,602	402
*	Grand Canyon Education Inc.	2,222	400
	Nexstar Media Group Inc.	2,342	396
	Boyd Gaming Corp.	5,145	392
*	Asbury Automotive Group Inc.	1,443	387
*	Valvoline Inc.	10,477	386
	Thor Industries Inc.	3,876	385
*	AutoNation Inc.	2,083	380
*	Lyft Inc. Class A	28,151	376
*	RH	1,158	373
*	Five Below Inc.	4,206	365
	Gap Inc.	15,454	349
	Six Flags Entertainment Corp.	7,520	331
	KB Home	5,285	322
	PVH Corp.	4,304	322
	Choice Hotels International Inc.	2,235	320
*	Shake Shack Inc. Class A	2,907	316
*	Cavco Industries Inc.	592	311
*	Madison Square Garden Sports Corp.	1,519	309
*	Adtalem Global Education Inc.	3,008	308
*	Wayfair Inc. Class A	7,703	305
	Macy's Inc.	21,028	302
	Travel & Leisure Co.	5,352	299
*	e.l.f. Beauty Inc.	4,211	296
*	SkyWest Inc.	2,983	295
*	Boot Barn Holdings Inc.	2,383	292
*	Urban Outfitters Inc.	4,748	276
*	Liberty Media Corp.-Liberty Formula One Class A	3,006	268
*	frontdoor Inc.	5,849	266
*	Penn Entertainment Inc.	12,362	266
	Kontoor Brands Inc.	4,023	262
	Academy Sports & Outdoors Inc.	5,179	257
*	M/I Homes Inc.	2,171	254
	Penske Automotive Group Inc.	1,504	254
*	Hilton Grand Vacations Inc.	5,827	250
	Harley-Davidson Inc.	9,650	249
4

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Tri Pointe Homes Inc.	7,511	238
	Columbia Sportswear Co.	2,682	233
*	Dorman Products Inc.	1,746	230
*	YETI Holdings Inc.	6,424	229
*	Liberty Media Corp.-Liberty Live Class A	3,168	227
	TEGNA Inc.	12,247	223
*	Goodyear Tire & Rubber Co.	23,211	219
	Wendy's Co.	14,110	219
	Graham Holdings Co. Class B	222	218
	Newell Brands Inc.	33,883	218
	Marriott Vacations Worldwide Corp.	2,856	215
	Cheesecake Factory Inc.	3,920	212
*	Laureate Education Inc.	10,631	212
*	Peloton Interactive Inc. Class A	28,157	212
*	Cinemark Holdings Inc.	8,208	210
	LCI Industries	2,025	210
	News Corp. Class B	6,498	210
	Interparfums Inc.	1,487	207
*	Capri Holdings Ltd.	9,260	204
	Red Rock Resorts Inc. Class A	3,892	194
*	ACV Auctions Inc. Class A	12,060	194
	Steven Madden Ltd.	5,900	193
	Nordstrom Inc.	7,960	193
	Polaris Inc.	4,253	191
*	Visteon Corp.	2,205	191
	American Eagle Outfitters Inc.	14,459	189
*	Life Time Group Holdings Inc.	6,111	186
*	Sweetgreen Inc. Class A	8,120	185
	PriceSmart Inc.	2,058	184
	Rush Enterprises Inc. Class A	3,122	182
*	Lucid Group Inc.	81,814	182
	Advance Auto Parts Inc.	4,891	180
	Signet Jewelers Ltd.	3,423	179
*	Coty Inc. Class A	31,110	177
*	Victoria's Secret & Co.	6,359	170
	Phinia Inc.	3,436	169
*	OPENLANE Inc.	7,380	165
*	JetBlue Airways Corp.	25,050	163
	International Game Technology plc	9,054	161
	Century Communities Inc.	2,304	160
	HNI Corp.	3,435	160
*	Hanesbrands Inc.	25,956	157
*	Birkenstock Holding plc	3,168	157
	Dana Inc.	10,462	156
	OneSpaWorld Holdings Ltd.	8,053	154
	La-Z-Boy Inc.	3,387	153
*	Green Brick Partners Inc.	2,494	149
	Acushnet Holdings Corp.	2,275	146
	Strategic Education Inc.	1,809	146
*	Central Garden & Pet Co.	4,033	142
*	Lions Gate Entertainment Corp. Class B	16,118	142
*	Liberty Media Corp.-Liberty Live Class C	1,924	141
*	Amer Sports Inc.	4,713	141
*	QuantumScape Corp.	29,258	137
	Perdoceo Education Corp.	5,318	136
*	Atlanta Braves Holdings Inc. Class A	3,089	136
*	United Parks & Resorts Inc.	2,635	133
*	TripAdvisor Inc.	8,709	129
*	Sonos Inc.	9,703	128
*	Sabre Corp.	30,701	127
*	Under Armour Inc. Class C	20,076	127
	John Wiley & Sons Inc. Class A	3,189	127
	Papa John's International Inc.	2,748	125
*	LGI Homes Inc.	1,686	124
	MillerKnoll Inc.	5,745	124
	Carter's Inc.	2,850	118
*	Knowles Corp.	7,026	117
*	Foot Locker Inc.	6,699	116
*	Arlo Technologies Inc.	7,883	113
	Upbound Group Inc.	4,366	113
5

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Adient plc	7,110	113
*	Avis Budget Group Inc.	1,386	109
*	Madison Square Garden Entertainment Corp.	3,146	109
	Worthington Enterprises Inc.	2,545	107
*	Helen of Troy Ltd.	1,855	102
	Buckle Inc.	2,527	101
	Leggett & Platt Inc.	10,970	101
*	Sphere Entertainment Co.	2,312	101
	Kohl's Corp.	8,698	99
	Monarch Casino & Resort Inc.	1,084	99
	Rush Enterprises Inc. Class B	1,732	99
*	Fox Factory Holding Corp.	3,509	97
*	Despegar.com Corp.	5,000	96
	Interface Inc.	4,714	95
	Wolverine World Wide Inc.	6,340	94
	Allegiant Travel Co.	1,249	92
	Dillard's Inc. Class A	237	92
*	Universal Technical Institute Inc.	3,259	92
	PROG Holdings Inc.	3,256	92
*	AMC Entertainment Holdings Inc. Class A	27,970	92
	Winnebago Industries Inc.	2,259	91
*	IMAX Corp.	3,544	91
	Steelcase Inc. Class A	7,419	90
*	Everi Holdings Inc.	6,433	89
	Camping World Holdings Inc. Class A	4,530	88
*	G-III Apparel Group Ltd.	3,266	88
*	Coursera Inc.	11,158	88
	Super Group SGHC Ltd.	11,582	87
*	Gentherm Inc.	2,566	85
*	QuinStreet Inc.	4,343	85
*	Revolve Group Inc.	3,206	85
*	Global Business Travel Group I	10,253	85
	Sonic Automotive Inc. Class A	1,227	84
*	Driven Brands Holdings Inc.	4,663	82
	Cracker Barrel Old Country Store Inc.	1,785	81
	Winmark Corp.	242	81
*	National Vision Holdings Inc.	6,306	80
*	Topgolf Callaway Brands Corp.	12,107	79
	Oxford Industries Inc.	1,213	75
*	Under Armour Inc. Class A	11,029	75
*	Sally Beauty Holdings Inc.	8,258	74
*,2	XPEL Inc.	2,140	72
*	Rush Street Interactive Inc.	6,075	71
*	Cars.com Inc.	5,289	70
*	Mister Car Wash Inc.	8,293	70
*	Udemy Inc.	7,127	69
*	Pursuit Attractions & Hospitality Inc.	1,714	68
	Matthews International Corp. Class A	2,559	64
*	BJ's Restaurants Inc.	1,642	63
*	Liquidity Services Inc.	1,853	62
	Bloomin' Brands Inc.	6,515	61
	Jack in the Box Inc.	1,537	59
*	Integral Ad Science Holding Corp.	5,635	59
*	Dave & Buster's Entertainment Inc.	2,786	58
*	RealReal Inc.	8,179	56
*	Portillo's Inc. Class A	3,985	56
	Ethan Allen Interiors Inc.	1,895	54
*	Thryv Holdings Inc.	3,125	54
	Golden Entertainment Inc.	1,677	52
	Standard Motor Products Inc.	1,777	51
	Paramount Global Class A	2,262	51
*	Dream Finders Homes Inc. Class A	2,095	50
*	Sun Country Airlines Holdings Inc.	3,091	50
*	Malibu Boats Inc. Class A	1,483	49
*	American Axle & Manufacturing Holdings Inc.	9,768	48
*	Beazer Homes USA Inc.	2,142	48
*	Daily Journal Corp.	119	47
	Sturm Ruger & Co. Inc.	1,188	47
*	MarineMax Inc.	1,813	46
*	Figs Inc. Class A	9,973	46
6

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	First Watch Restaurant Group Inc.	2,157	46
	Caleres Inc.	2,802	45
	Krispy Kreme Inc.	7,180	45
*	Hovnanian Enterprises Inc. Class A	434	44
	Monro Inc.	2,473	44
	Scholastic Corp.	2,033	44
	Build-A-Bear Workshop Inc.	1,083	44
*	KinderCare Learning Cos. Inc.	2,241	44
*	Stagwell Inc.	6,626	43
*	Gannett Co. Inc.	10,453	42
	Sinclair Inc.	2,877	42
*	Accel Entertainment Inc.	3,852	41
	Carriage Services Inc.	1,006	40
*	Corsair Gaming Inc.	3,377	40
	RCI Hospitality Holdings Inc.	778	39
*	Stitch Fix Inc. Class A	8,180	39
*	ODP Corp.	2,525	39
*	PlayAGS Inc.	3,084	37
	A-Mark Precious Metals Inc.	1,364	37
*	Potbelly Corp.	2,793	36
*	Lincoln Educational Services Corp.	1,959	36
*	Hertz Global Holdings Inc.	8,596	36
*	Boston Omaha Corp. Class A	2,360	34
*	Lindblad Expeditions Holdings Inc.	3,034	34
	Marcus Corp.	1,834	34
	Smith & Wesson Brands Inc.	3,140	34
	Arhaus Inc.	3,606	34
*	National CineMedia Inc.	5,010	34
*	Clear Channel Outdoor Holdings Inc.	26,649	33
*	Eastman Kodak Co.	4,548	32
	Haverty Furniture Cos. Inc.	1,399	32
*	Kura Sushi USA Inc. Class A	510	32
*	Xponential Fitness Inc. Class A	2,362	31
	Arko Corp.	6,589	30
	Dine Brands Global Inc.	1,160	29
	Shoe Carnival Inc.	1,293	29
*	Clean Energy Fuels Corp.	13,878	28
*	Sleep Number Corp.	1,997	28
*	Frontier Group Holdings Inc.	3,929	28
*	Atlanta Braves Holdings Inc. Class C	686	28
*,1	GigaCloud Technology Inc. Class A	1,646	28
*	America's Car-Mart Inc.	640	27
*	Genesco Inc.	731	27
	Playtika Holding Corp.	5,103	27
*	Lovesac Co.	1,225	26
*	Funko Inc. Class A	2,050	25
	Global Industrial Co.	1,024	24
*	American Public Education Inc.	1,092	23
	Gray Media Inc.	5,995	23
*	Turtle Beach Corp.	1,352	23
*	Latham Group Inc.	3,954	23
*	JAKKS Pacific Inc.	853	23
	Weyco Group Inc.	601	21
*	MasterCraft Boat Holdings Inc.	1,121	20
*	Beyond Inc.	3,146	20
*	Legacy Housing Corp.	798	20
*	Gambling.com Group Ltd.	1,396	20
*	Central Garden & Pet Co. Class A	608	19
*	El Pollo Loco Holdings Inc.	1,665	19
*	Petco Health & Wellness Co. Inc.	7,028	19
	Movado Group Inc.	932	18
*	Inspired Entertainment Inc.	1,641	18
*	BARK Inc.	10,652	18
*	Denny's Corp.	3,480	17
*	Zumiez Inc.	1,223	17
*	Cooper-Standard Holdings Inc.	1,054	16
*	AMC Networks Inc. Class A	2,202	16
	Nathan's Famous Inc.	158	16
	Cricut Inc. Class A	2,993	16
*	Outbrain Inc.	3,144	16
7

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Biglari Holdings Inc. Class B	60	15
	Flexsteel Industries Inc.	329	15
*	Citi Trends Inc.	587	14
*	iRobot Corp.	1,869	14
*	Lands' End Inc.	1,202	14
*	Tile Shop Holdings Inc.	1,892	14
*	OneWater Marine Inc. Class A	854	14
*	European Wax Center Inc. Class A	2,107	14
*	Reservoir Media Inc.	1,745	14
	Rocky Brands Inc.	616	13
	Superior Group of Cos. Inc.	911	13
*	Leslie's Inc.	12,617	13
*	ThredUP Inc. Class A	5,564	13
*	Savers Value Village Inc.	1,713	13
*	U-Haul Holding Co. (XNYS)	179	12
	Hamilton Beach Brands Holding Co. Class A	607	12
	Hooker Furnishings Corp.	945	12
	Entravision Communications Corp. Class A	4,758	11
	Johnson Outdoors Inc. Class A	413	11
*	1-800-Flowers.com Inc. Class A	1,608	11
*	iHeartMedia Inc. Class A	6,426	11
*	AMMO Inc.	6,813	11
	Clarus Corp.	2,124	10
	Designer Brands Inc. Class A	2,614	10
	NL Industries Inc.	1,425	10
*	Landsea Homes Corp.	1,466	10
*	Holley Inc.	3,560	10
*	Webtoon Entertainment Inc.	1,123	10
*	Cardlytics Inc.	3,371	9
*	Chegg Inc.	7,864	9
	Escalade Inc.	574	9
*	RumbleON Inc. Class B	1,822	8
*	Destination XL Group Inc.	3,357	8
*	Full House Resorts Inc.	1,743	8
	J Jill Inc.	326	8
*	Wheels Up Experience Inc.	6,346	8
*	EW Scripps Co. Class A	4,477	7
*	Blink Charging Co.	6,820	7
*	Traeger Inc.	3,150	7
	Virco Mfg. Corp.	725	7
*	Luminar Technologies Inc.	1,429	7
	Lifetime Brands Inc.	1,141	6
	Emerald Holding Inc.	1,517	6
*	ONE Group Hospitality Inc.	1,914	6
*	Vera Bradley Inc.	1,521	5
*	Purple Innovation Inc.	5,388	5
*	LiveOne Inc.	6,192	5
*	Nerdy Inc.	3,366	5
*	SES AI Corp.	7,730	5
*	Livewire Group Inc.	1,406	3
			671,432
Consumer Staples (4.2%)
	Procter & Gamble Co.	186,599	32,438
	Coca-Cola Co.	307,042	21,865
	Philip Morris International Inc.	122,691	19,052
	PepsiCo Inc.	108,809	16,699
	Altria Group Inc.	133,910	7,479
	Mondelez International Inc. Class A	105,680	6,788
	McKesson Corp.	10,247	6,561
	CVS Health Corp.	99,376	6,531
	Colgate-Palmolive Co.	64,183	5,852
	Kimberly-Clark Corp.	26,636	3,783
	Kenvue Inc.	150,734	3,557
	Corteva Inc.	55,368	3,487
	Kroger Co.	52,489	3,402
	Cencora Inc.	13,104	3,322
	Keurig Dr Pepper Inc.	92,551	3,102
*	Monster Beverage Corp.	55,970	3,059
	Sysco Corp.	38,525	2,910
8

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	General Mills Inc.	43,907	2,662
	Constellation Brands Inc. Class A	12,406	2,177
	Kraft Heinz Co.	69,379	2,131
	Church & Dwight Co. Inc.	19,058	2,119
	Hershey Co.	11,523	1,990
	Archer-Daniels-Midland Co.	37,715	1,780
	Kellanova	20,785	1,723
	McCormick & Co. Inc.	20,015	1,653
	Clorox Co.	9,813	1,535
	Tyson Foods Inc. Class A	22,178	1,360
*	US Foods Holding Corp.	17,804	1,276
	Casey's General Stores Inc.	2,950	1,222
*	Sprouts Farmers Market Inc.	7,970	1,183
*	Performance Food Group Co.	12,029	1,024
	Conagra Brands Inc.	37,657	962
	J M Smucker Co.	8,138	900
	Molson Coors Beverage Co. Class B	13,507	828
	Bunge Global SA	11,049	820
*	BellRing Brands Inc.	10,116	741
	Albertsons Cos. Inc. Class A	32,777	690
	Ingredion Inc.	5,181	677
	Coca-Cola Consolidated Inc.	470	666
	Hormel Foods Corp.	22,892	655
	Campbell's Co.	15,084	604
	Walgreens Boots Alliance Inc.	56,425	603
	Lamb Weston Holdings Inc.	11,279	585
*	Darling Ingredients Inc.	12,762	461
*	Post Holdings Inc.	3,700	420
	Brown-Forman Corp. Class B	12,481	413
	Primo Brands Corp.	11,881	400
*	Freshpet Inc.	3,617	387
*	Celsius Holdings Inc.	14,323	368
	Lancaster Colony Corp.	1,571	300
	Cal-Maine Foods Inc.	3,277	296
*	Simply Good Foods Co.	7,429	280
	Flowers Foods Inc.	13,828	259
	WD-40 Co.	986	235
*	Pilgrim's Pride Corp.	3,324	181
*	Chefs' Warehouse Inc.	2,879	180
	Energizer Holdings Inc.	5,848	180
*	Boston Beer Co. Inc. Class A	715	174
	Spectrum Brands Holdings Inc.	2,216	172
	J & J Snack Foods Corp.	1,250	164
*	United Natural Foods Inc.	4,884	155
	Brown-Forman Corp. Class A	4,590	152
	Edgewell Personal Care Co.	4,015	126
*	TreeHouse Foods Inc.	3,916	123
	Andersons Inc.	2,714	116
	Universal Corp.	1,993	107
	WK Kellogg Co.	5,381	107
	Reynolds Consumer Products Inc.	4,340	106
	Weis Markets Inc.	1,353	100
*	Vita Coco Co. Inc.	3,014	98
	Turning Point Brands Inc.	1,348	95
*	Grocery Outlet Holding Corp.	7,651	91
*	Vital Farms Inc.	2,662	88
	Dole plc	6,019	88
	Fresh Del Monte Produce Inc.	2,821	86
	National Beverage Corp.	1,905	76
	Ingles Markets Inc. Class A	1,189	73
	Utz Brands Inc.	5,334	73
*	Herbalife Ltd.	8,331	69
	Seaboard Corp.	23	64
	SpartanNash Co.	2,946	60
	John B Sanfilippo & Son Inc.	743	53
*	Mission Produce Inc.	3,502	43
*	SunOpta Inc.	6,889	43
	B&G Foods Inc.	6,200	41
	MGP Ingredients Inc.	1,261	41
*	Honest Co. Inc.	7,340	40
9

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Oil-Dri Corp. of America	878	39
	Natural Grocers by Vitamin Cottage Inc.	845	38
	Nu Skin Enterprises Inc. Class A	4,719	37
	ACCO Brands Corp.	7,702	36
	Limoneira Co.	1,508	33
*	Hain Celestial Group Inc.	7,820	28
	Calavo Growers Inc.	1,120	26
*	Seneca Foods Corp. Class A	320	26
	Village Super Market Inc. Class A	770	24
*	USANA Health Sciences Inc.	790	23
*	Olaplex Holdings Inc.	13,583	20
*,1	Westrock Coffee Co.	2,680	17
*	Guardian Pharmacy Services Inc. Class A	733	15
*	Mama's Creations Inc.	2,288	14
*,1	Beyond Meat Inc.	3,829	12
*	Medifast Inc.	693	10
*	Nature's Sunshine Products Inc.	687	10
*	Lifeway Foods Inc.	451	10
*	Brookfield Realty Capital Corp. Class A	4,004	10
	Alico Inc.	315	9
*	Beauty Health Co.	5,520	8
*	Waldencast plc Class A	2,485	8
*	Veru Inc.	12,626	7
*	HF Foods Group Inc.	2,849	5
*	GrowGeneration Corp.	4,609	5
*	Smithfield Foods Inc.	222	5
			190,112
Energy (3.5%)
	Exxon Mobil Corp.	354,881	39,509
	Chevron Corp.	136,329	21,624
	ConocoPhillips	102,238	10,137
	EOG Resources Inc.	44,847	5,693
	Williams Cos. Inc.	95,996	5,585
	Schlumberger NV	111,219	4,633
	ONEOK Inc.	45,947	4,613
	Phillips 66	32,559	4,223
	Kinder Morgan Inc.	152,965	4,145
	Cheniere Energy Inc.	17,629	4,029
	Marathon Petroleum Corp.	26,358	3,958
	Baker Hughes Co.	79,065	3,525
	Targa Resources Corp.	17,124	3,454
	Hess Corp.	22,019	3,280
	Valero Energy Corp.	24,906	3,256
	Occidental Petroleum Corp.	53,443	2,610
	Diamondback Energy Inc.	14,747	2,344
	EQT Corp.	46,544	2,242
	Texas Pacific Land Corp.	1,486	2,122
	Halliburton Co.	69,132	1,823
	Expand Energy Corp.	18,230	1,803
	Devon Energy Corp.	48,686	1,763
	Coterra Energy Inc.	58,248	1,572
*	First Solar Inc.	8,422	1,147
	TechnipFMC plc	33,272	980
	Ovintiv Inc. (XNYS)	20,774	903
*	Antero Resources Corp.	22,904	841
	DTE Midstream LLC	7,702	740
	Permian Resources Corp.	51,301	723
	Range Resources Corp.	18,607	691
*	Enphase Energy Inc.	10,409	597
	APA Corp.	28,328	586
	Chord Energy Corp.	4,712	539
*	NEXTracker Inc. Class A	11,587	510
	Matador Resources Co.	9,549	500
	NOV Inc.	31,480	470
	Antero Midstream Corp.	27,547	467
	ChampionX Corp.	15,225	454
	Viper Energy Inc.	9,570	446
	HF Sinclair Corp.	12,593	444
	Weatherford International plc	5,855	362
10

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Archrock Inc.	12,698	344
*	CNX Resources Corp.	11,803	341
	Magnolia Oil & Gas Corp. Class A	14,076	330
	Core Natural Resources Inc.	4,133	307
	SM Energy Co.	9,265	303
	Civitas Resources Inc.	7,530	289
	Golar LNG Ltd.	7,476	287
	Murphy Oil Corp.	10,788	286
	Noble Corp. plc	10,518	272
	Cactus Inc. Class A	4,957	260
	Northern Oil & Gas Inc.	7,944	250
	California Resources Corp.	5,601	250
	Patterson-UTI Energy Inc.	28,386	236
	Helmerich & Payne Inc.	7,902	209
	Warrior Met Coal Inc.	4,211	203
	Liberty Energy Inc.	11,628	201
*	Oceaneering International Inc.	8,309	184
*	Tidewater Inc.	3,965	181
	Kinetik Holdings Inc.	3,056	178
*	Transocean Ltd. (XNYS)	60,059	177
	PBF Energy Inc. Class A	8,191	176
*	Valaris Ltd.	4,939	176
*	Gulfport Energy Corp.	1,027	174
	Crescent Energy Co. Class A	12,953	163
*	Seadrill Ltd.	5,565	142
	Peabody Energy Corp.	10,085	139
	World Kinect Corp.	4,615	138
*	DNOW Inc.	8,413	134
	Sitio Royalties Corp. Class A	6,560	131
*	Comstock Resources Inc.	7,137	128
*	Alpha Metallurgical Resources Inc.	877	121
*	Sable Offshore Corp.	4,108	117
	Kodiak Gas Services Inc.	2,614	112
*	Talos Energy Inc.	11,968	108
*	Kosmos Energy Ltd.	37,991	107
	Atlas Energy Solutions Inc.	5,449	106
*	Centrus Energy Corp. Class A	1,158	105
*,1	Plug Power Inc.	64,061	103
*	Helix Energy Solutions Group Inc.	11,610	100
*	Expro Group Holdings NV	7,818	93
	Select Water Solutions Inc.	7,318	89
	Delek US Holdings Inc.	5,152	84
*	MRC Global Inc.	6,836	83
*	NextDecade Corp.	9,901	81
*	Bristow Group Inc.	2,139	79
*	Array Technologies Inc.	13,107	69
	Solaris Energy Infrastructure Inc.	1,951	67
*	Par Pacific Holdings Inc.	4,566	66
	New Fortress Energy Inc.	6,475	65
*	American Superconductor Corp.	2,804	64
*	Vital Energy Inc.	2,392	64
	SunCoke Energy Inc.	6,780	61
	Core Laboratories Inc.	4,049	59
*	ProPetro Holding Corp.	6,740	57
*	Innovex International Inc.	3,116	57
	CVR Energy Inc.	3,023	56
	Diversified Energy Co. plc	4,073	54
	Borr Drilling Ltd.	20,345	52
	Vitesse Energy Inc.	2,018	52
*	REX American Resources Corp.	1,323	51
*	Shoals Technologies Group Inc. Class A	14,431	44
*	TETRA Technologies Inc.	11,039	42
*	NPK International Inc.	6,159	38
	VAALCO Energy Inc.	9,370	37
	RPC Inc.	6,050	34
*	Green Plains Inc.	5,603	33
*	Nabors Industries Ltd. (XNYS)	795	32
*	Ameresco Inc. Class A	2,460	29
*	Fluence Energy Inc.	5,145	29
	Riley Exploration Permian Inc.	891	28
11

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	SandRidge Energy Inc.	2,266	27
	Berry Corp.	6,164	25
*	Hallador Energy Co.	2,358	23
*	Matrix Service Co.	1,843	23
*	ChargePoint Holdings Inc.	35,147	23
*	EVgo Inc.	8,829	23
	Granite Ridge Resources Inc.	3,992	23
*	BKV Corp.	1,154	23
*	Oil States International Inc.	4,101	22
*	Natural Gas Services Group Inc.	739	19
	HighPeak Energy Inc.	1,303	17
	Ranger Energy Services Inc. Class A	935	16
*	Montauk Renewables Inc.	4,337	15
*	PrimeEnergy Resources Corp.	70	14
	Ramaco Resources Inc. Class B	1,623	14
*	Sunnova Energy International Inc.	7,569	13
	Ramaco Resources Inc. Class A	1,418	13
	NACCO Industries Inc. Class A	372	12
*	ProFrac Holding Corp. Class A	1,689	12
*,1	Freyr Battery Inc.	8,038	12
*	Amplify Energy Corp.	2,289	11
*	Ring Energy Inc.	8,850	11
*	Solid Power Inc.	9,314	11
	Evolution Petroleum Corp.	1,919	10
	W&T Offshore Inc.	5,569	9
*	Energy Vault Holdings Inc.	6,885	9
*	Geospace Technologies Corp.	1,026	8
*	Empire Petroleum Corp.	1,114	8
*	Aemetis Inc.	3,216	6
*	FuelCell Energy Inc.	1,065	6
*	Venture Global Inc. Class A	313	5
*	TPI Composites Inc.	2,617	3
*	Flowco Holdings Inc. Class A	114	3
*	Infinity Natural Resources Inc. Class A	174	3
			159,132
Financials (12.1%)
*	Berkshire Hathaway Inc. Class B	144,686	74,344
	JPMorgan Chase & Co.	222,079	58,773
	Bank of America Corp.	526,720	24,282
	Wells Fargo & Co.	263,373	20,627
	Goldman Sachs Group Inc.	24,237	15,082
	S&P Global Inc.	24,758	13,214
	Progressive Corp.	46,213	13,032
	Morgan Stanley	91,702	12,206
	Citigroup Inc.	149,443	11,948
	Blackrock Inc.	11,660	11,401
	Charles Schwab Corp.	130,791	10,402
	Marsh & McLennan Cos. Inc.	38,972	9,269
	Blackstone Inc.	56,948	9,178
	Chubb Ltd.	32,020	9,141
	Intercontinental Exchange Inc.	44,927	7,783
	CME Group Inc.	28,405	7,208
	KKR & Co. Inc.	53,072	7,196
	Arthur J Gallagher & Co.	19,343	6,533
	Aon plc Class A (XNYS)	15,504	6,343
	Moody's Corp.	12,496	6,297
	Apollo Global Management Inc.	41,078	6,132
	PNC Financial Services Group Inc.	31,430	6,032
	US Bancorp	122,876	5,763
	Bank of New York Mellon Corp.	58,448	5,199
	Truist Financial Corp.	105,698	4,899
	Aflac Inc.	44,046	4,822
	Travelers Cos. Inc.	17,977	4,647
	American International Group Inc.	51,457	4,268
	Ameriprise Financial Inc.	7,675	4,124
	Allstate Corp.	20,675	4,117
	MetLife Inc.	46,385	3,997
	Discover Financial Services	19,567	3,819
	MSCI Inc.	5,995	3,540
12

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Coinbase Global Inc. Class A	15,963	3,442
	Prudential Financial Inc.	28,403	3,269
*	NU Holdings Ltd. Class A	252,170	2,711
	Nasdaq Inc.	32,430	2,685
	Hartford Insurance Group Inc.	22,675	2,682
	Willis Towers Watson plc	7,891	2,680
*	Robinhood Markets Inc. Class A	53,136	2,662
	Arch Capital Group Ltd.	28,613	2,658
	M&T Bank Corp.	13,019	2,496
	Ares Management Corp. Class A	14,484	2,476
	Fifth Third Bancorp	53,309	2,317
	State Street Corp.	23,006	2,283
	Raymond James Financial Inc.	14,540	2,249
	Brown & Brown Inc.	18,958	2,247
	Broadridge Financial Solutions Inc.	9,239	2,229
	LPL Financial Holdings Inc.	5,896	2,192
*	Markel Group Inc.	1,004	1,941
	First Citizens BancShares Inc. Class A	941	1,927
	Huntington Bancshares Inc.	112,369	1,851
	T Rowe Price Group Inc.	17,415	1,841
	Cincinnati Financial Corp.	12,112	1,790
	Cboe Global Markets Inc.	8,343	1,759
	Regions Financial Corp.	72,443	1,718
	Northern Trust Corp.	15,486	1,707
	Interactive Brokers Group Inc. Class A	8,340	1,705
	Citizens Financial Group Inc.	35,277	1,615
	Principal Financial Group Inc.	17,869	1,591
	W R Berkley Corp.	23,374	1,474
	FactSet Research Systems Inc.	2,991	1,381
	Equitable Holdings Inc.	24,671	1,357
	Fidelity National Financial Inc.	20,559	1,327
	KeyCorp	73,664	1,276
	Tradeweb Markets Inc. Class A	9,254	1,253
	Loews Corp.	14,245	1,235
*	SoFi Technologies Inc.	84,328	1,220
	Everest Group Ltd.	3,425	1,210
	Unum Group	14,391	1,184
	Reinsurance Group of America Inc.	5,217	1,057
	East West Bancorp Inc.	10,802	1,020
	RenaissanceRe Holdings Ltd.	4,077	969
	Annaly Capital Management Inc.	43,960	965
	Jefferies Financial Group Inc.	13,795	913
	First Horizon Corp.	41,694	898
	Globe Life Inc.	7,030	896
	Blue Owl Capital Inc.	41,129	886
	Carlyle Group Inc.	17,397	867
	Assurant Inc.	4,118	856
	Stifel Financial Corp.	7,831	832
	Ally Financial Inc.	21,598	801
	Corebridge Financial Inc.	23,020	798
	SouthState Corp.	7,631	769
	Webster Financial Corp.	13,491	760
	Primerica Inc.	2,597	753
	Kinsale Capital Group Inc.	1,737	750
	Western Alliance Bancorp	8,488	738
	American Financial Group Inc.	5,811	734
	Houlihan Lokey Inc.	4,145	719
	Old Republic International Corp.	18,543	714
	Evercore Inc. Class A	2,807	679
	AGNC Investment Corp.	64,701	675
	Comerica Inc.	10,373	667
	Pinnacle Financial Partners Inc.	5,826	666
	Morningstar Inc.	2,115	664
	Commerce Bancshares Inc.	9,897	644
	Cullen / Frost Bankers Inc.	4,606	631
	SEI Investments Co.	7,829	627
	Wintrust Financial Corp.	5,018	625
	Axis Capital Holdings Ltd.	6,212	602
	Zions Bancorp NA	10,999	594
	Old National Bancorp	24,946	592
13

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	UMB Financial Corp.	5,365	592
	Synovus Financial Corp.	10,882	565
	MarketAxess Holdings Inc.	2,905	560
	Ryan Specialty Holdings Inc.	8,006	560
	Popular Inc.	5,515	554
	Voya Financial Inc.	7,664	554
*	Mr. Cooper Group Inc.	4,857	546
	Prosperity Bancshares Inc.	6,954	534
	First American Financial Corp.	8,065	530
	Jackson Financial Inc. Class A	5,671	520
	Lincoln National Corp.	13,221	516
	MGIC Investment Corp.	20,859	513
	Rithm Capital Corp.	41,633	506
	Starwood Property Trust Inc.	24,268	498
	RLI Corp.	6,481	493
	SLM Corp.	16,339	493
	OneMain Holdings Inc.	9,105	489
	Hamilton Lane Inc. Class A	3,107	486
	Invesco Ltd.	27,958	486
	Cadence Bank	14,549	482
	Hanover Insurance Group Inc.	2,764	471
	Franklin Resources Inc.	23,032	466
*	Clearwater Analytics Holdings Inc. Class A	14,458	450
	Columbia Banking System Inc.	16,796	449
	XP Inc. Class A	31,759	449
	Home BancShares Inc.	14,839	444
	Essent Group Ltd.	7,696	443
	Janus Henderson Group plc	10,305	435
	Lazard Inc.	8,501	426
	FNB Corp.	28,537	423
	Glacier Bancorp Inc.	8,546	417
	Bank OZK	8,555	411
	Affiliated Managers Group Inc.	2,385	407
	Radian Group Inc.	12,241	403
*	Upstart Holdings Inc.	6,024	402
	Selective Insurance Group Inc.	4,659	401
	Moelis & Co. Class A	5,424	383
	Piper Sandler Cos.	1,319	382
	White Mountains Insurance Group Ltd.	201	372
	First Financial Bankshares Inc.	9,594	361
	CNO Financial Group Inc.	8,603	359
	TPG Inc.	6,490	358
	United Bankshares Inc.	9,756	353
	FirstCash Holdings Inc.	3,106	349
	Ameris Bancorp	5,354	346
	Hancock Whitney Corp.	6,041	345
	Valley National Bancorp	34,929	344
*	Enstar Group Ltd.	1,026	341
	Assured Guaranty Ltd.	3,786	331
	ServisFirst Bancshares Inc.	3,583	327
	Associated Banc-Corp.	12,964	322
	Kemper Corp.	4,554	308
*	MARA Holdings Inc.	22,141	308
	StepStone Group Inc. Class A	4,975	299
	International Bancshares Corp.	4,383	294
	BGC Group Inc. Class A	29,574	293
*	Axos Financial Inc.	4,367	292
	Fulton Financial Corp.	14,701	291
	Eastern Bankshares Inc.	15,735	281
	First Hawaiian Inc.	10,421	280
	PJT Partners Inc. Class A	1,738	277
*	Brighthouse Financial Inc.	4,573	271
*	StoneX Group Inc.	2,246	271
	Cathay General Bancorp	5,670	266
	Blackstone Mortgage Trust Inc. Class A	12,580	261
	Atlantic Union Bankshares Corp.	7,263	259
	Burford Capital Ltd.	16,468	257
*	Texas Capital Bancshares Inc.	3,228	256
	First BanCorp (XNYS)	13,117	255
	United Community Banks Inc.	7,873	254
14

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Credit Acceptance Corp.	507	250
*	Genworth Financial Inc.	35,127	244
*	Palomar Holdings Inc.	1,890	243
	Flagstar Financial Inc.	20,194	242
*	Oscar Health Inc. Class A	16,412	240
	Virtu Financial Inc. Class A	6,519	238
	WSFS Financial Corp.	4,301	234
	Independent Bank Corp. (XNGS)	3,391	232
	Bank of Hawaii Corp.	3,192	231
*	NMI Holdings Inc.	6,300	230
	BankUnited Inc.	6,073	228
	Goosehead Insurance Inc. Class A	1,834	226
	PennyMac Financial Services Inc.	2,160	224
	Simmons First National Corp. Class A	10,173	223
	Community Financial System Inc.	3,511	222
*	Baldwin Insurance Group Inc.	5,362	221
	Bread Financial Holdings Inc.	4,029	218
	Artisan Partners Asset Management Inc. Class A	5,162	218
	CVB Financial Corp.	10,783	217
	Victory Capital Holdings Inc. Class A	3,357	215
	First Financial Bancorp	7,761	213
*	Bancorp Inc.	3,772	211
	First Merchants Corp.	4,787	210
*	Riot Platforms Inc.	22,605	210
*	Enova International Inc.	2,025	209
	First Interstate BancSystem Inc. Class A	6,510	200
	BOK Financial Corp.	1,827	199
	Park National Corp.	1,189	198
	Seacoast Banking Corp. of Florida	6,984	198
	Cohen & Steers Inc.	2,253	197
	BancFirst Corp.	1,632	195
	Walker & Dunlop Inc.	2,239	192
	Banner Corp.	2,752	190
	Pacific Premier Bancorp Inc.	7,973	190
	Provident Financial Services Inc.	10,383	189
[1]	Arbor Realty Trust Inc.	14,982	185
	Renasant Corp.	5,115	185
	NBT Bancorp Inc.	3,787	181
	Trustmark Corp.	4,867	178
	Enterprise Financial Services Corp.	2,960	175
	Banc of California Inc.	11,415	170
	WesBanco Inc.	4,724	166
	WaFd Inc.	5,465	162
	Stewart Information Services Corp.	2,257	161
	Pathward Financial Inc.	2,028	157
*	Rocket Cos. Inc. Class A	11,208	157
	Federal Agricultural Mortgage Corp. Class C	748	156
*	Lemonade Inc.	4,280	156
	OFG Bancorp	3,651	155
*	Skyward Specialty Insurance Group Inc.	2,982	155
	Towne Bank	4,130	152
	FB Financial Corp.	2,854	144
	Horace Mann Educators Corp.	3,393	144
	City Holding Co.	1,203	143
	First Bancorp / Southern Pines NC	3,343	140
	Lakeland Financial Corp.	2,084	138
	First Commonwealth Financial Corp.	8,300	136
	Bank of NT Butterfield & Son Ltd.	3,423	133
	Stock Yards Bancorp Inc.	1,810	132
	Nicolet Bankshares Inc.	1,081	130
	Northwest Bancshares Inc.	10,188	129
*	Customers Bancorp Inc.	2,364	128
	National Bank Holdings Corp. Class A	2,970	124
	S&T Bancorp Inc.	3,080	124
	Compass Diversified Holdings	5,681	124
*	Triumph Financial Inc.	1,774	122
	Apollo Commercial Real Estate Finance Inc.	11,967	121
	Two Harbors Investment Corp.	8,537	121
	Nelnet Inc. Class A	982	120
	Stellar Bancorp Inc.	4,124	120
15

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	TriCo Bancshares	2,693	118
*	SiriusPoint Ltd.	7,706	118
	Mercury General Corp.	2,174	117
*	LendingClub Corp.	8,937	114
	Sandy Spring Bancorp Inc.	3,512	112
	Veritex Holdings Inc.	4,207	111
	Ladder Capital Corp.	9,088	108
	Westamerica BanCorp	2,063	108
	First Busey Corp.	4,472	107
	WisdomTree Inc.	11,605	106
	Hope Bancorp Inc.	9,539	104
	QCR Holdings Inc.	1,375	104
	Virtus Investment Partners Inc.	553	104
	Employers Holdings Inc.	1,981	103
	Berkshire Hills Bancorp Inc.	3,570	102
*	Root Inc. Class A	750	101
	Ellington Financial Inc.	6,989	100
	1st Source Corp.	1,544	100
	Origin Bancorp Inc.	2,544	99
	Perella Weinberg Partners	4,178	97
	PennyMac Mortgage Investment Trust	6,576	96
	Safety Insurance Group Inc.	1,250	95
	Banco Latinoamericano de Comercio Exterior SA Class E	2,234	95
	Cannae Holdings Inc.	4,694	94
	Chimera Investment Corp.	6,612	94
*	Coastal Financial Corp.	947	93
	Franklin BSP Realty Trust Inc. REIT	6,835	93
	Navient Corp.	6,424	92
	CNA Financial Corp.	1,852	91
	German American Bancorp Inc.	2,272	91
	Preferred Bank	1,024	91
*	Trupanion Inc.	2,644	91
	Hilltop Holdings Inc.	2,772	89
	Live Oak Bancshares Inc.	2,806	89
	MFA Financial Inc. REIT	8,342	89
	Brookline Bancorp Inc.	7,355	87
	First Bancshares Inc.	2,453	87
	Ready Capital Corp.	12,196	85
	Peoples Bancorp Inc.	2,610	84
	Dime Community Bancshares Inc.	2,725	84
	Bank First Corp.	797	83
	OceanFirst Financial Corp.	4,627	83
	HCI Group Inc.	612	81
	Premier Financial Corp.	2,871	81
	ARMOUR Residential REIT Inc.	4,196	80
	AMERISAFE Inc.	1,543	79
	Southside Bancshares Inc.	2,510	77
*	Encore Capital Group Inc.	1,985	75
	First Mid Bancshares Inc.	1,963	75
	Enact Holdings Inc.	2,186	75
	Redwood Trust Inc.	11,021	74
	Univest Financial Corp.	2,436	74
	Community Trust Bancorp Inc.	1,332	73
	Tompkins Financial Corp.	1,037	71
	Byline Bancorp Inc.	2,455	70
	ConnectOne Bancorp Inc.	2,737	70
	Burke & Herbert Financial Services Corp.	1,127	70
	Amerant Bancorp Inc.	3,024	69
*	Dave Inc.	681	69
*	PRA Group Inc.	3,246	68
	Brightspire Capital Inc.	10,893	68
	F&G Annuities & Life Inc.	1,546	66
	Mercantile Bank Corp.	1,357	65
*	ProAssurance Corp.	4,164	65
	Horizon Bancorp Inc.	3,784	64
*	NB Bancorp Inc.	3,308	64
	Dynex Capital Inc.	4,483	63
*	CrossFirst Bankshares Inc.	3,956	63
	Capitol Federal Financial Inc.	10,508	62
	Hanmi Financial Corp.	2,578	62
16

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Heritage Financial Corp.	2,471	62
	Old Second Bancorp Inc.	3,402	62
	Central Pacific Financial Corp.	2,109	61
	First Community Bankshares Inc.	1,462	61
	Independent Bank Corp.	1,727	59
	Merchants Bancorp	1,414	58
	Northeast Bank	575	58
	Orchid Island Capital Inc.	6,748	58
	Fidelis Insurance Holdings Ltd.	3,970	58
*	Hamilton Insurance Group Ltd. Class B	2,910	57
	KKR Real Estate Finance Trust Inc.	5,079	56
	TFS Financial Corp.	4,251	56
	New York Mortgage Trust Inc.	7,984	56
	Business First Bancshares Inc.	2,078	55
*	Selectquote Inc.	12,081	55
	Orrstown Financial Services Inc.	1,602	54
	Patria Investments Ltd. Class A	4,734	54
	MidWestOne Financial Group Inc.	1,750	53
	Acadian Asset Management Inc.	2,164	53
	GCM Grosvenor Inc. Class A	3,771	53
	TrustCo Bank Corp. NY	1,604	53
*	Hippo Holdings Inc.	1,813	52
	Eagle Bancorp Inc.	2,201	51
	Heritage Commerce Corp.	4,791	51
*	Metropolitan Bank Holding Corp.	825	50
	Republic Bancorp Inc. Class A	733	50
*	Porch Group Inc.	7,095	50
	CNB Financial Corp.	1,878	47
	Southern Missouri Bancorp Inc.	801	47
	Capital City Bank Group Inc.	1,229	46
	Equity Bancshares Inc. Class A	1,074	46
	HomeTrust Bancshares Inc.	1,260	46
	Tiptree Inc.	2,015	46
	Esquire Financial Holdings Inc.	594	46
	Metrocity Bankshares Inc.	1,476	45
	Camden National Corp.	1,001	44
	SmartFinancial Inc.	1,255	44
	Washington Trust Bancorp Inc.	1,373	44
	UWM Holdings Corp.	7,026	44
	P10 Inc. Class A	3,443	44
	Invesco Mortgage Capital Inc. REIT	4,948	43
	Farmers National Banc Corp.	2,870	42
	TPG RE Finance Trust Inc.	4,886	42
	United Fire Group Inc.	1,498	42
*	Open Lending Corp.	8,535	42
	Amalgamated Financial Corp.	1,283	42
	Peapack-Gladstone Financial Corp.	1,269	41
	Universal Insurance Holdings Inc.	1,810	40
	Five Star Bancorp	1,325	40
*	Columbia Financial Inc.	2,472	39
	Alerus Financial Corp.	1,921	39
	Northrim BanCorp Inc.	461	38
	Brookfield Business Corp. Class A	1,361	38
	Enterprise Bancorp Inc.	869	37
	Shore Bancshares Inc.	2,465	37
*	World Acceptance Corp.	274	37
*	Ambac Financial Group Inc.	3,709	36
	Bank of Marin Bancorp	1,493	36
	First Business Financial Services Inc.	671	36
	Peoples Financial Services Corp.	733	36
	South Plains Financial Inc.	1,011	36
	Hingham Institution for Savings	136	35
	Mid Penn Bancorp Inc.	1,220	35
	Bar Harbor Bankshares	1,058	34
	Diamond Hill Investment Group Inc.	234	34
	Flushing Financial Corp.	2,353	34
	Northfield Bancorp Inc.	2,767	33
	Sierra Bancorp	1,088	33
	Arrow Financial Corp.	1,202	32
	HarborOne Bancorp Inc.	2,781	32
17

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Midland States Bancorp Inc.	1,640	32
	Unity Bancorp Inc.	671	32
	HBT Financial Inc.	1,297	32
*	Bowhead Specialty Holdings Inc.	957	32
*	Third Coast Bancshares Inc.	858	31
	Financial Institutions Inc.	1,084	30
	NewtekOne Inc.	2,285	30
*	LendingTree Inc.	711	29
	ACNB Corp.	711	29
	First Foundation Inc.	5,503	28
	Kearny Financial Corp.	3,943	28
	American Coastal Insurance Corp. Class C	2,292	28
*	California BanCorp	1,775	28
	Guaranty Bancshares Inc.	672	27
	Home Bancorp Inc.	569	27
	Investors Title Co.	115	27
*	Carter Bankshares Inc.	1,543	27
	FS Bancorp Inc.	664	26
	RBB Bancorp	1,478	26
	Plumas Bancorp	559	26
	Northeast Community Bancorp Inc.	1,134	26
*	Ponce Financial Group Inc.	1,954	26
	Citizens Financial Services Inc.	430	26
	Citizens & Northern Corp.	1,172	25
	Farmers & Merchants Bancorp Inc.	957	25
	Regional Management Corp.	744	25
*	Greenlight Capital Re Ltd. Class A	1,800	25
	Orange County Bancorp Inc.	984	25
	Southern States Bancshares Inc.	759	25
	Ares Commercial Real Estate Corp.	4,620	23
*	Bridgewater Bancshares Inc.	1,592	23
	Civista Bancshares Inc.	1,128	23
	ChoiceOne Financial Services Inc.	712	23
	Community West Bancshares	1,215	23
	Bankwell Financial Group Inc.	698	22
	First Bancorp Inc. (XNGS)	822	22
	PCB Bancorp	1,144	22
	Capital Bancorp Inc.	706	22
	OppFi Inc.	2,271	22
	First of Long Island Corp.	1,596	21
*	Southern First Bancshares Inc.	624	21
	Red River Bancshares Inc.	373	21
	Donegal Group Inc. Class A	1,136	20
*	MBIA Inc.	3,232	20
	Parke Bancorp Inc.	991	20
	Timberland Bancorp Inc.	615	20
	Fidelity D&D Bancorp Inc.	452	20
	Chicago Atlantic Real Estate Finance Inc.	1,234	20
*	Heritage Insurance Holdings Inc.	1,604	19
	MVB Financial Corp.	1,009	19
	Colony Bankcorp Inc.	1,100	19
	Princeton Bancorp Inc.	578	19
	LCNB Corp.	1,148	18
	Claros Mortgage Trust Inc.	7,796	18
	First Internet Bancorp	565	17
	AG Mortgage Investment Trust Inc.	2,198	17
*	Blue Foundry Bancorp	1,711	17
	John Marshall Bancorp Inc.	924	17
*	FVCBankcorp Inc.	1,374	16
	Waterstone Financial Inc.	1,100	15
	Ames National Corp.	785	15
*	HomeStreet Inc.	1,444	14
*	Velocity Financial Inc.	735	14
*	First Western Financial Inc.	727	14
	BCB Bancorp Inc.	1,278	13
	ESSA Bancorp Inc.	624	13
*	Onity Group Inc.	403	13
	Seven Hills Realty Trust	1,004	13
	Linkbancorp Inc.	1,740	13
	Middlefield Banc Corp.	448	12
18

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	James River Group Holdings Ltd.	2,391	12
	Medallion Financial Corp.	1,443	12
	Nexpoint Real Estate Finance Inc.	734	12
	Granite Point Mortgage Trust Inc.	3,708	11
	Greene County Bancorp Inc.	436	11
	Bank7 Corp.	277	11
	USCB Financial Holdings Inc.	564	11
*	AlTi Global Inc.	3,182	11
	First Financial Northwest Inc.	463	10
*	NI Holdings Inc.	684	10
	NexPoint Diversified Real Estate Trust	2,032	10
	B Riley Financial Inc.	1,478	9
	Chemung Financial Corp.	172	9
*	Pioneer Bancorp Inc.	748	9
	Angel Oak Mortgage REIT Inc.	891	9
	Peoples Bancorp of North Carolina Inc.	320	8
*	Sterling Bancorp Inc.	1,575	7
*	Consumer Portfolio Services Inc.	721	7
*	Forge Global Holdings Inc.	6,863	7
*	Roadzen Inc.	4,833	6
*	GoHealth Inc. Class A	342	5
	Sunrise Realty Trust Inc.	326	4
	Investar Holding Corp.	138	3
			546,308
Health Care (10.5%)
	Eli Lilly & Co.	63,259	58,238
	UnitedHealth Group Inc.	72,664	34,512
	Johnson & Johnson	190,725	31,473
	AbbVie Inc.	139,990	29,262
	Abbott Laboratories	136,734	18,871
	Merck & Co. Inc.	200,407	18,488
*	Intuitive Surgical Inc.	27,895	15,988
	Thermo Fisher Scientific Inc.	30,159	15,953
	Amgen Inc.	42,327	13,039
*	Boston Scientific Corp.	116,181	12,058
	Pfizer Inc.	447,237	11,820
	Gilead Sciences Inc.	98,464	11,255
	Stryker Corp.	28,591	11,042
	Danaher Corp.	50,971	10,590
*	Vertex Pharmaceuticals Inc.	20,375	9,776
	Bristol-Myers Squibb Co.	159,946	9,536
	Medtronic plc	101,418	9,332
	Elevance Health Inc.	18,320	7,271
	Cigna Group	21,540	6,653
	Zoetis Inc.	36,058	6,030
	Regeneron Pharmaceuticals Inc.	8,276	5,783
	Becton Dickinson & Co.	22,831	5,149
	HCA Healthcare Inc.	14,584	4,467
*	Edwards Lifesciences Corp.	47,316	3,389
	GE HealthCare Technologies Inc.	35,997	3,144
	Agilent Technologies Inc.	22,686	2,902
*	IDEXX Laboratories Inc.	6,429	2,810
*	DexCom Inc.	30,834	2,725
	ResMed Inc.	11,501	2,686
*	IQVIA Holdings Inc.	14,209	2,683
*	Veeva Systems Inc. Class A	11,636	2,608
	Humana Inc.	9,540	2,580
*	Alnylam Pharmaceuticals Inc.	10,171	2,510
	Cardinal Health Inc.	19,147	2,479
*	Centene Corp.	39,900	2,321
*	Waters Corp.	4,595	1,734
	STERIS plc	7,785	1,707
	Labcorp Holdings Inc.	6,631	1,665
*	Biogen Inc.	11,580	1,627
	Zimmer Biomet Holdings Inc.	15,489	1,616
	Quest Diagnostics Inc.	8,832	1,527
*	Insulet Corp.	5,478	1,491
*	Cooper Cos. Inc.	15,551	1,405
*	Natera Inc.	8,928	1,389
19

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Baxter International Inc.	40,041	1,382
*	Molina Healthcare Inc.	4,428	1,333
	West Pharmaceutical Services Inc.	5,734	1,332
*	Hologic Inc.	18,263	1,158
*	Illumina Inc.	12,690	1,126
*	Insmed Inc.	13,654	1,113
*	United Therapeutics Corp.	3,471	1,111
*	Align Technology Inc.	5,826	1,090
	Revvity Inc.	9,617	1,079
*	BioMarin Pharmaceutical Inc.	15,027	1,069
*	Intra-Cellular Therapies Inc.	8,151	1,045
	Royalty Pharma plc Class A	31,001	1,043
*	Tenet Healthcare Corp.	7,539	954
*	Neurocrine Biosciences Inc.	7,904	938
*	Incyte Corp.	12,394	911
*	Avantor Inc.	54,164	905
*	Solventum Corp.	10,954	874
	Viatris Inc.	94,150	869
*	Exelixis Inc.	22,264	861
*	Penumbra Inc.	2,885	823
*	Moderna Inc.	25,795	799
	Universal Health Services Inc. Class B	4,533	794
	Encompass Health Corp.	7,807	782
*	Sarepta Therapeutics Inc.	7,196	768
	Bio-Techne Corp.	12,374	764
*	HealthEquity Inc.	6,667	732
*	Vaxcyte Inc.	9,836	718
*	Henry Schein Inc.	9,938	717
*	Globus Medical Inc. Class A	8,780	705
*	Repligen Corp.	4,398	700
	Chemed Corp.	1,162	698
*	Exact Sciences Corp.	14,499	687
*	Jazz Pharmaceuticals plc	4,731	679
*	Doximity Inc. Class A	9,552	673
*	Charles River Laboratories International Inc.	4,020	665
*	Hims & Hers Health Inc.	14,718	664
*	Qiagen NV	17,175	660
*	Medpace Holdings Inc.	1,965	643
*	Masimo Corp.	3,398	641
*	Halozyme Therapeutics Inc.	9,522	563
	Ensign Group Inc.	4,266	551
*	DaVita Inc.	3,685	545
*	Revolution Medicines Inc.	12,764	520
*	Lantheus Holdings Inc.	5,302	497
	Teleflex Inc.	3,659	486
*	Madrigal Pharmaceuticals Inc.	1,378	470
*	Blueprint Medicines Corp.	4,771	461
*	Glaukos Corp.	3,744	449
*	Merit Medical Systems Inc.	4,331	442
*	Option Care Health Inc.	12,813	429
*	Elanco Animal Health Inc. (XNYS)	38,320	428
*	Alkermes plc	12,364	424
*	Inspire Medical Systems Inc.	2,269	421
	Bruker Corp.	8,902	420
*	Cytokinetics Inc.	8,820	406
*	Guardant Health Inc.	9,537	406
*	Bio-Rad Laboratories Inc. Class A	1,477	392
*	Corcept Therapeutics Inc.	6,477	392
*	Bridgebio Pharma Inc.	10,670	372
*	Ionis Pharmaceuticals Inc.	11,177	371
*	Roivant Sciences Ltd.	34,489	370
*	Krystal Biotech Inc.	2,020	362
*	Axsome Therapeutics Inc.	2,752	351
*	PTC Therapeutics Inc.	6,209	343
*	TG Therapeutics Inc.	11,335	341
	Perrigo Co. plc	11,192	325
*	Ultragenyx Pharmaceutical Inc.	7,374	316
*	Prestige Consumer Healthcare Inc.	3,653	310
	Organon & Co.	20,647	308
*	Integer Holdings Corp.	2,449	302
20

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	ADMA Biologics Inc.	18,179	298
*	RadNet Inc.	5,357	297
*	SpringWorks Therapeutics Inc.	5,135	297
*	Envista Holdings Corp.	14,251	285
*	Avidity Biosciences Inc.	9,050	277
	Dentsply Sirona Inc.	16,658	276
*	iRhythm Technologies Inc.	2,489	274
*	Akero Therapeutics Inc.	5,506	270
*	Biohaven Ltd.	7,024	261
*	ICU Medical Inc.	1,746	255
*	Viking Therapeutics Inc.	8,721	252
*	Haemonetics Corp.	3,776	247
*	Rhythm Pharmaceuticals Inc.	4,497	247
*	Scholar Rock Holding Corp.	6,304	245
*	CorVel Corp.	2,166	239
*	Amedisys Inc.	2,546	234
*	PROCEPT BioRobotics Corp.	3,625	233
*	Crinetics Pharmaceuticals Inc.	6,472	232
*	Amicus Therapeutics Inc.	24,091	229
*	Arcellx Inc.	3,519	228
*	Acadia Healthcare Co. Inc.	7,439	223
*	Veracyte Inc.	6,293	219
*	Apellis Pharmaceuticals Inc.	8,616	217
*	Nuvalent Inc. Class A	2,817	211
*	QuidelOrtho Corp.	5,177	207
*	Catalyst Pharmaceuticals Inc.	9,013	206
*	Privia Health Group Inc.	8,176	204
	Concentra Group Holdings Parent Inc.	9,019	204
*	TransMedics Group Inc.	2,664	203
*	Waystar Holding Corp.	4,627	201
*	Arrowhead Pharmaceuticals Inc.	9,768	185
*	Twist Bioscience Corp.	4,777	185
*	Vericel Corp.	3,616	185
*	LivaNova plc	4,425	184
*	Neogen Corp.	17,820	179
*	Protagonist Therapeutics Inc.	4,739	178
*	Enovis Corp.	4,573	177
*	Warby Parker Inc. Class A	7,096	175
*	Azenta Inc.	3,980	174
*	Denali Therapeutics Inc.	10,318	171
*	Ligand Pharmaceuticals Inc.	1,393	170
	Patterson Cos. Inc.	5,430	169
*	ACADIA Pharmaceuticals Inc.	8,540	167
*	Beam Therapeutics Inc.	6,311	166
*	Novocure Ltd.	8,634	165
*	Agios Pharmaceuticals Inc.	4,591	163
	Select Medical Holdings Corp.	8,722	159
*	Edgewise Therapeutics Inc.	5,951	156
*	Surgery Partners Inc.	6,439	155
*	Sotera Health Co.	12,414	155
*	Mirum Pharmaceuticals Inc.	3,222	153
*	Summit Therapeutics Inc. (XNMS)	7,368	152
*	Recursion Pharmaceuticals Inc. Class A	20,049	151
	CONMED Corp.	2,530	150
	LeMaitre Vascular Inc.	1,618	149
*	Dynavax Technologies Corp.	10,716	148
*	AtriCure Inc.	3,801	147
*	Ideaya Biosciences Inc.	7,067	145
*	BioCryst Pharmaceuticals Inc.	16,699	144
	Premier Inc. Class A	7,870	143
*	Omnicell Inc.	3,663	139
*	Progyny Inc.	6,076	137
*	Addus HomeCare Corp.	1,421	136
*	Travere Therapeutics Inc.	6,316	135
*	UFP Technologies Inc.	586	133
*	Teladoc Health Inc.	13,852	132
*	Tarsus Pharmaceuticals Inc.	2,956	131
*	Supernus Pharmaceuticals Inc.	4,051	130
*	Alignment Healthcare Inc.	8,155	128
*	Integra LifeSciences Holdings Corp.	5,424	126
21

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Tandem Diabetes Care Inc.	5,414	120
*	Phreesia Inc.	4,522	120
*	Kymera Therapeutics Inc.	3,812	120
*	Arcutis Biotherapeutics Inc.	8,642	118
*	Certara Inc.	9,844	118
*	MannKind Corp.	21,736	116
*	Amneal Pharmaceuticals Inc.	12,894	112
*	Inmode Ltd.	5,786	108
*	Vera Therapeutics Inc.	3,561	107
*	Alphatec Holdings Inc.	8,480	106
*	Syndax Pharmaceuticals Inc.	6,770	106
*	GeneDx Holdings Corp.	1,022	105
*	Harmony Biosciences Holdings Inc.	3,077	104
*	Celldex Therapeutics Inc.	5,031	103
*	Novavax Inc.	12,391	103
*	Ardelyx Inc.	18,959	102
*	Pediatrix Medical Group Inc.	6,939	102
*	NeoGenomics Inc.	10,236	102
*	Soleno Therapeutics Inc.	2,090	102
*	Fortrea Holdings Inc.	7,383	102
*	CG oncology Inc.	3,844	99
*	Immunovant Inc.	4,735	98
	US Physical Therapy Inc.	1,197	97
*	AdaptHealth Corp.	8,485	97
*	Apogee Therapeutics Inc.	3,055	96
*	Iovance Biotherapeutics Inc.	22,489	95
	National HealthCare Corp.	1,017	95
*	Dyne Therapeutics Inc.	6,954	95
*	Arvinas Inc.	5,248	93
*	ANI Pharmaceuticals Inc.	1,507	93
*	LifeStance Health Group Inc.	11,976	93
*	10X Genomics Inc. Class A	8,565	92
*	Viridian Therapeutics Inc.	5,956	92
*	Disc Medicine Inc.	1,634	92
*	Astrana Health Inc.	3,532	90
*	Ocular Therapeutix Inc.	12,513	89
*	Amphastar Pharmaceuticals Inc.	3,110	88
*	Nurix Therapeutics Inc.	5,665	88
*	Aurinia Pharmaceuticals Inc.	10,883	87
*	Geron Corp. (XNGS)	49,039	86
*	BrightSpring Health Services Inc.	4,440	86
*	Evolent Health Inc. Class A	9,406	85
*	agilon health Inc.	27,389	85
*	CareDx Inc.	3,803	84
*	Intellia Therapeutics Inc.	8,323	84
*	Xencor Inc.	5,480	84
*	MiMedx Group Inc.	10,049	84
*	RxSight Inc.	2,919	83
*	Brookdale Senior Living Inc.	14,422	82
*	Artivion Inc.	3,174	81
*	Pacira BioSciences Inc.	3,388	81
*	Liquidia Corp.	5,200	81
*	WaVe Life Sciences Ltd.	7,404	78
*	Myriad Genetics Inc.	7,148	77
*	Adaptive Biotechnologies Corp.	9,100	75
*	Innoviva Inc.	4,151	74
*	Janux Therapeutics Inc.	2,249	74
*	BioLife Solutions Inc.	3,056	73
*	GRAIL Inc.	1,881	73
*	Evolus Inc.	4,870	71
*	STAAR Surgical Co.	4,058	71
*	Collegium Pharmaceutical Inc.	2,413	70
	HealthStream Inc.	2,062	70
*	Healthcare Services Group Inc.	6,295	66
*	Kiniksa Pharmaceuticals International plc	3,245	66
*	SI-BONE Inc.	3,588	65
*	89bio Inc.	7,020	65
*	Harrow Inc.	2,285	64
*	Vir Biotechnology Inc.	7,593	64
*	Axogen Inc.	3,165	63
22

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Embecta Corp.	4,651	63
*	Owens & Minor Inc.	6,453	62
*	Enliven Therapeutics Inc.	2,970	62
*	Avadel Pharmaceuticals plc	7,651	61
*	Pennant Group Inc.	2,614	60
*	Avanos Medical Inc.	3,892	59
*	Cogent Biosciences Inc.	7,872	59
*	Replimune Group Inc.	4,527	57
*	Spyre Therapeutics Inc.	2,872	57
*	Zymeworks Inc.	4,085	55
*	Praxis Precision Medicines Inc.	1,390	54
*	Rocket Pharmaceuticals Inc.	5,568	53
*	Prothena Corp. plc	3,260	52
*	Paragon 28 Inc.	4,000	52
*	ArriVent Biopharma Inc.	2,101	50
*	Anavex Life Sciences Corp.	6,160	49
*	Orthofix Medical Inc.	2,837	49
*	CorMedix Inc.	4,500	47
*	Castle Biosciences Inc.	2,166	47
*	Arcus Biosciences Inc.	4,098	45
*	Capricor Therapeutics Inc.	2,952	45
*	Mind Medicine MindMed Inc.	6,674	45
*	OPKO Health Inc.	25,212	44
*	Varex Imaging Corp.	3,406	44
*	Arbutus Biopharma Corp.	12,889	44
*	Cytek Biosciences Inc.	9,813	44
*	Xeris Biopharma Holdings Inc.	11,273	43
*	Immunome Inc.	4,450	42
	Phibro Animal Health Corp. Class A	1,817	41
*	Verve Therapeutics Inc.	6,527	41
*	Kura Oncology Inc.	5,240	40
*	Day One Biopharmaceuticals Inc.	4,422	40
	iRadimed Corp.	719	39
*	Treace Medical Concepts Inc.	4,364	39
*	Zevra Therapeutics Inc.	4,740	38
*	Enhabit Inc.	4,589	38
*	ARS Pharmaceuticals Inc.	3,492	37
*	PACS Group Inc.	2,832	37
*	AnaptysBio Inc.	2,111	36
*	Accolade Inc.	5,236	36
*	Altimmune Inc.	5,379	36
*	Dianthus Therapeutics Inc.	1,680	36
*	Rigel Pharmaceuticals Inc.	1,564	36
*	Community Health Systems Inc.	11,626	35
*	ORIC Pharmaceuticals Inc.	4,356	35
*	Relay Therapeutics Inc.	10,202	35
*	Surmodics Inc.	1,042	34
*	Organogenesis Holdings Inc.	5,493	34
*	ImmunityBio Inc.	10,316	34
*	EyePoint Pharmaceuticals Inc.	5,371	34
*,1	Pacific Biosciences of California Inc.	22,805	33
*	UroGen Pharma Ltd.	3,451	33
*	AngioDynamics Inc.	3,474	32
*	Omeros Corp.	3,823	32
*	Cullinan Therapeutics Inc.	3,792	32
*	OrthoPediatrics Corp.	1,330	31
*	Theravance Biopharma Inc.	3,306	31
*	Tactile Systems Technology Inc.	2,034	29
*	Fulgent Genetics Inc.	1,885	29
*	MeiraGTx Holdings plc	4,051	29
*	Nuvation Bio Inc.	14,162	28
*	Aura Biosciences Inc.	3,743	28
*	Zimvie Inc.	2,132	28
*,1	Nano-X Imaging Ltd.	4,503	28
*	Akebia Therapeutics Inc.	14,752	27
*	KalVista Pharmaceuticals Inc.	2,403	27
*	Sage Therapeutics Inc.	3,694	27
*	Arcturus Therapeutics Holdings Inc.	1,579	27
*	Celcuity Inc.	2,849	27
*	Keros Therapeutics Inc.	2,477	27
23

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Bioventus Inc. Class A	2,638	27
*	Taysha Gene Therapies Inc.	16,080	26
*	Maravai LifeSciences Holdings Inc. Class A	8,106	26
*	MaxCyte Inc.	7,598	25
*	Talkspace Inc.	8,650	25
*	DocGo Inc.	8,140	25
*	Trevi Therapeutics Inc.	5,486	25
*	REGENXBIO Inc.	3,625	24
*	Sana Biotechnology Inc.	9,302	24
*	Entrada Therapeutics Inc.	1,999	24
*	Cerus Corp.	14,134	23
*	Esperion Therapeutics Inc.	13,284	23
*	Standard BioTools Inc.	21,308	23
*,1	Pulse Biosciences Inc.	1,237	23
*	Avita Medical Inc.	2,475	23
*	Astria Therapeutics Inc.	3,529	23
*	Humacyte Inc.	6,794	23
*	OmniAb Inc.	6,631	23
*	Ceribell Inc.	994	23
*	Health Catalyst Inc.	4,818	22
*	Savara Inc.	8,987	22
*	Terns Pharmaceuticals Inc.	5,850	22
*	Mineralys Therapeutics Inc.	2,392	22
*	Pulmonx Corp.	2,489	21
*	Monte Rosa Therapeutics Inc.	3,773	21
*	Absci Corp.	5,583	21
*	Tourmaline Bio Inc.	1,628	21
*	Bicara Therapeutics Inc.	1,588	21
*	ChromaDex Corp.	3,493	20
*	Codexis Inc.	6,744	20
*	Heron Therapeutics Inc.	8,276	20
*	Quanterix Corp.	2,609	20
*	Stoke Therapeutics Inc.	2,499	20
*	Precigen Inc.	11,314	20
*	Allogene Therapeutics Inc.	9,870	19
*	Anika Therapeutics Inc.	1,066	19
*	XOMA Royalty Corp.	855	19
	LENZ Therapeutics Inc.	893	19
*	OraSure Technologies Inc.	5,230	18
*	Vanda Pharmaceuticals Inc.	3,703	18
*	Annexon Inc.	6,858	18
*	NeuroPace Inc.	1,356	18
*	Erasca Inc.	13,282	18
	SIGA Technologies Inc.	3,123	17
*	Y-mAbs Therapeutics Inc.	3,025	17
*	Pliant Therapeutics Inc.	4,871	17
*	Viemed Healthcare Inc.	2,115	17
*	Cardiff Oncology Inc.	3,969	17
*	Tyra Biosciences Inc.	1,438	17
*	Compass Therapeutics Inc.	5,698	17
*	Verastem Inc.	3,025	17
*	Ironwood Pharmaceuticals Inc.	10,199	16
*	Nevro Corp.	2,760	16
*	Fulcrum Therapeutics Inc.	4,347	16
*	4D Molecular Therapeutics Inc.	3,503	16
*	Aveanna Healthcare Holdings Inc.	3,702	16
*	Aldeyra Therapeutics Inc.	2,922	15
	National Research Corp.	995	15
*	Aquestive Therapeutics Inc.	5,244	15
*	Phathom Pharmaceuticals Inc.	2,633	15
*	Fennec Pharmaceuticals Inc.	2,095	15
*	Candel Therapeutics Inc.	1,627	15
*	Semler Scientific Inc.	316	14
*	Acelyrin Inc.	5,161	14
*	Inogen Inc.	1,612	13
	Utah Medical Products Inc.	224	13
*	iTeos Therapeutics Inc.	1,783	13
*	LifeMD Inc.	2,466	13
*	Neurogene Inc.	722	13
*	Ardent Health Partners Inc.	918	13
24

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Accuray Inc.	5,917	12
*	Renovaro Inc.	12,132	12
*	Voyager Therapeutics Inc.	2,908	12
*,1	Inmune Bio Inc.	1,474	12
*	Olema Pharmaceuticals Inc.	2,804	12
*	Ocugen Inc.	17,914	12
*	Cartesian Therapeutics Inc.	616	12
*	Enanta Pharmaceuticals Inc.	1,388	11
*	Lifecore Biomedical Inc.	1,923	11
*	Nektar Therapeutics	12,545	11
*	Puma Biotechnology Inc.	2,979	11
*	Alector Inc.	6,531	11
*	Stereotaxis Inc.	5,369	11
*	C4 Therapeutics Inc.	4,120	11
*	Foghorn Therapeutics Inc.	2,231	11
*	Design Therapeutics Inc.	2,331	11
*	Quantum-Si Inc.	7,775	11
*,1	Prime Medicine Inc.	4,299	11
*	Neumora Therapeutics Inc.	7,069	11
*	Korro Bio Inc.	428	11
*	Perspective Therapeutics Inc.	3,954	11
*	Upstream Bio Inc.	1,424	11
*	Kodiak Sciences Inc.	2,453	10
*	MacroGenics Inc.	3,945	10
*	Larimar Therapeutics Inc.	3,277	10
*	Invivyd Inc.	8,376	10
*	ProKidney Corp.	7,728	10
*	Biote Corp. Class A	2,342	10
*	Cargo Therapeutics Inc.	2,539	10
*	MediWound Ltd.	610	10
*	Zenas Biopharma Inc.	1,498	10
*	Septerna Inc.	1,508	10
*	Fate Therapeutics Inc.	8,193	9
*	InfuSystem Holdings Inc.	1,102	9
*	CVRx Inc.	707	9
*	Sonida Senior Living Inc.	376	9
*	2seventy bio Inc.	3,394	9
*	ADC Therapeutics SA	4,927	9
*	Solid Biosciences Inc.	1,629	9
*	Gyre Therapeutics Inc.	805	9
*	Telomir Pharmaceuticals Inc.	2,322	9
*	MBX Biosciences Inc.	933	9
*	Coherus Biosciences Inc.	7,172	8
*	Sutro Biopharma Inc.	5,024	8
*	Zentalis Pharmaceuticals Inc.	3,847	8
*	Sanara Medtech Inc.	243	8
*	Lyell Immunopharma Inc.	11,179	8
*	Sera Prognostics Inc. Class A	1,934	8
*	Tango Therapeutics Inc.	3,858	8
*	XBiotech Inc.	1,899	7
*	Zynex Inc.	989	7
*	Cassava Sciences Inc.	3,097	7
*	Nkarta Inc.	3,786	7
*	Atossa Therapeutics Inc.	9,045	7
*	Greenwich Lifesciences Inc.	543	7
*,1	Biomea Fusion Inc.	2,502	7
*	Nautilus Biotechnology Inc.	5,693	7
*	Sight Sciences Inc.	2,547	7
*	Quipt Home Medical Corp.	2,507	7
*	Adverum Biotechnologies Inc.	1,480	7
*	Rapport Therapeutics Inc.	708	7
*	Cabaletta Bio Inc.	3,551	6
*	Innovage Holding Corp.	1,793	6
*	TScan Therapeutics Inc.	2,680	6
*	Regulus Therapeutics Inc.	4,753	6
*	Third Harmonic Bio Inc.	1,689	6
*	Metagenomi Inc.	2,998	6
*	OptimizeRx Corp.	904	5
*	Black Diamond Therapeutics Inc.	2,635	5
*	Inozyme Pharma Inc.	4,493	5
25

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Werewolf Therapeutics Inc.	3,969	5
*	Acumen Pharmaceuticals Inc.	4,300	5
*	Corbus Pharmaceuticals Holdings Inc.	711	5
*	Zura Bio Ltd.	3,461	5
*	Lexeo Therapeutics Inc.	1,809	5
*	Jasper Therapeutics Inc.	797	5
*	Alto Neuroscience Inc.	1,655	5
*	Fractyl Health Inc.	3,524	5
*	Alumis Inc.	1,018	5
*	Lexicon Pharmaceuticals Inc.	5,760	4
*	Lineage Cell Therapeutics Inc.	7,878	4
*	Mersana Therapeutics Inc.	7,272	4
*,3	Tobira Therapeutics Inc. CVR	937	4
*	Shattuck Labs Inc.	2,724	4
*	Pyxis Oncology Inc.	3,451	4
*	AirSculpt Technologies Inc.	912	4
*	Acrivon Therapeutics Inc.	699	4
*	Artiva Biotherapeutics Inc.	1,079	4
*	X4 Pharmaceuticals Inc.	8,416	3
*	Applied Therapeutics Inc.	6,732	3
*	ModivCare Inc.	863	3
*	Akoya Biosciences Inc.	1,907	3
*	Climb Bio Inc.	2,198	3
*	Agenus Inc.	1,152	3
*	Fibrobiologics Inc.	2,069	3
*,1	Bluebird Bio Inc.	690	3
*,3	Inhibrx Inc. CVR	2,400	2
*,4	Scilex Holding Co. (Acquired 1/6/23, Cost $51)	4,893	1
*	Maze Therapeutics Inc.	72	1
*	Aardvark Therapeutics Inc.	78	1
*,3	OmniAb Inc. 12.5 Earnout	408	—
*,3	OmniAb Inc. 15 Earnout	408	—
			475,579
Industrials (12.8%)
	Visa Inc. Class A	124,550	45,176
	Mastercard Inc. Class A	64,523	37,185
	General Electric Co.	84,971	17,587
	Accenture plc Class A	49,589	17,282
	RTX Corp.	105,126	13,981
	American Express Co.	44,304	13,334
	Caterpillar Inc.	38,612	13,281
	Union Pacific Corp.	48,175	11,884
	Honeywell International Inc.	51,412	10,945
*	Fiserv Inc.	44,679	10,530
	Automatic Data Processing Inc.	32,556	10,261
*	Boeing Co.	55,775	9,740
	Deere & Co.	19,902	9,569
	Eaton Corp. plc	31,088	9,119
	Lockheed Martin Corp.	16,667	7,506
	GE Vernova Inc.	21,470	7,196
	United Parcel Service Inc. Class B (XNYS)	57,629	6,860
	Parker-Hannifin Corp.	10,106	6,756
	Sherwin-Williams Co.	18,533	6,714
	3M Co.	42,826	6,643
	Trane Technologies plc	17,872	6,321
	Illinois Tool Works Inc.	23,213	6,128
	Capital One Financial Corp.	29,963	6,009
	TransDigm Group Inc.	4,310	5,893
	Cintas Corp.	27,274	5,659
*	PayPal Holdings Inc.	78,905	5,606
	CRH plc	54,261	5,563
	Emerson Electric Co.	45,056	5,479
	General Dynamics Corp.	21,549	5,443
	Northrop Grumman Corp.	10,907	5,036
	CSX Corp.	151,676	4,855
	FedEx Corp.	17,861	4,696
	Johnson Controls International plc	52,674	4,512
	Howmet Aerospace Inc.	32,010	4,373
	Norfolk Southern Corp.	17,763	4,365
26

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	PACCAR Inc.	40,552	4,349
	Carrier Global Corp.	65,975	4,275
	Cummins Inc.	10,766	3,964
	Paychex Inc.	25,372	3,848
*	Fair Isaac Corp.	1,871	3,529
	WW Grainger Inc.	3,433	3,506
	AMETEK Inc.	18,229	3,451
	United Rentals Inc.	5,179	3,327
	Verisk Analytics Inc.	11,128	3,304
	Otis Worldwide Corp.	31,463	3,139
	L3Harris Technologies Inc.	14,985	3,089
	Fidelity National Information Services Inc.	43,260	3,077
*	Axon Enterprise Inc.	5,684	3,004
	Quanta Services Inc.	11,482	2,981
*	Block Inc. (XNYS)	43,949	2,870
	Ferguson Enterprises Inc.	15,988	2,838
	DuPont de Nemours Inc.	33,053	2,703
	Ingersoll Rand Inc. (XYNS)	31,886	2,703
	Old Dominion Freight Line Inc.	15,274	2,696
	Vulcan Materials Co.	10,538	2,606
	Rockwell Automation Inc.	9,066	2,603
	Westinghouse Air Brake Technologies Corp.	13,496	2,502
	Xylem Inc.	19,095	2,499
	Martin Marietta Materials Inc.	4,890	2,363
	Equifax Inc.	9,554	2,343
*	Keysight Technologies Inc.	13,654	2,178
	Fortive Corp.	27,073	2,153
	Dover Corp.	10,822	2,151
	Smurfit WestRock plc	40,770	2,123
	Dow Inc.	55,548	2,117
	Global Payments Inc.	20,070	2,113
*	Mettler-Toledo International Inc.	1,656	2,108
	PPG Industries Inc.	18,248	2,066
	Veralto Corp.	19,567	1,952
*	Corpay Inc.	5,309	1,949
*	Teledyne Technologies Inc.	3,670	1,890
	Synchrony Financial	30,275	1,837
	Hubbell Inc.	4,266	1,585
	Lennox International Inc.	2,530	1,521
	Packaging Corp. of America	6,993	1,490
	EMCOR Group Inc.	3,616	1,479
	TransUnion	15,380	1,422
	Snap-on Inc.	4,133	1,410
*	Trimble Inc.	19,439	1,399
	Watsco Inc.	2,755	1,389
*	Affirm Holdings Inc.	20,319	1,303
	Expeditors International of Washington Inc.	11,061	1,298
	Masco Corp.	17,168	1,291
	HEICO Corp. Class A	6,035	1,286
*	Zebra Technologies Corp. Class A	4,082	1,286
*	Builders FirstSource Inc.	9,120	1,268
	Jacobs Solutions Inc.	9,783	1,253
	Pentair plc	13,193	1,243
	RPM International Inc.	9,964	1,234
	Ball Corp.	22,998	1,212
	Carlisle Cos. Inc.	3,527	1,202
	IDEX Corp.	6,054	1,176
	Graco Inc.	13,310	1,159
	Amcor plc	114,369	1,157
*	XPO Inc.	9,112	1,120
	Textron Inc.	14,762	1,103
	AECOM	10,642	1,065
	Booz Allen Hamilton Holding Corp.	10,044	1,065
	Owens Corning	6,888	1,061
	Stanley Black & Decker Inc.	12,167	1,053
	JB Hunt Transport Services Inc.	6,460	1,041
	FTAI Aviation Ltd.	8,050	1,036
	Comfort Systems USA Inc.	2,806	1,020
	Jack Henry & Associates Inc.	5,763	1,000
	HEICO Corp.	3,699	979
27

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Curtiss-Wright Corp.	2,989	961
	Nordson Corp.	4,488	944
	CH Robinson Worldwide Inc.	9,229	938
	ITT Inc.	6,526	922
	Allegion plc	6,904	889
	CNH Industrial NV	68,874	887
	Lincoln Electric Holdings Inc.	4,287	886
	Woodward Inc.	4,625	874
*	Saia Inc.	2,105	862
	Crown Holdings Inc.	9,222	827
	nVent Electric plc	13,047	787
*	Core & Main Inc. Class A	15,173	774
	AptarGroup Inc.	5,202	763
	Applied Industrial Technologies Inc.	3,007	754
	BWX Technologies Inc.	7,203	749
	Acuity Brands Inc.	2,435	724
	Genpact Ltd.	13,575	722
*	TopBuild Corp.	2,337	716
*	API Group Corp.	17,799	699
	Allison Transmission Holdings Inc.	6,849	697
*	Middleby Corp.	4,154	687
*	Paylocity Holding Corp.	3,329	680
	Regal Rexnord Corp.	5,206	674
	Donaldson Co. Inc.	9,406	650
	Toro Co.	8,108	650
	Berry Global Group Inc.	8,957	646
*	Chart Industries Inc.	3,355	639
*	Generac Holdings Inc.	4,648	633
	Fortune Brands Innovations Inc.	9,630	623
	Crane Co.	3,798	619
*	MasTec Inc.	4,724	617
	Tetra Tech Inc.	21,148	617
*	Axalta Coating Systems Ltd.	16,958	614
	Knight-Swift Transportation Holdings Inc.	12,153	613
	Graphic Packaging Holding Co.	22,949	612
	Advanced Drainage Systems Inc.	5,488	611
	A O Smith Corp.	9,191	611
	WESCO International Inc.	3,274	591
	Eagle Materials Inc.	2,610	590
*	ExlService Holdings Inc.	12,186	590
	Flowserve Corp.	10,302	567
	Simpson Manufacturing Co. Inc.	3,424	563
	Valmont Industries Inc.	1,611	561
*	ATI Inc.	9,627	560
	Esab Corp.	4,443	557
*	Rocket Lab USA Inc.	27,087	555
*	Beacon Roofing Supply Inc.	4,798	554
	Huntington Ingalls Industries Inc.	3,072	539
*	Aurora Innovation Inc.	73,932	537
	Ryder System Inc.	3,239	533
*	AZEK Co. Inc.	11,274	528
	Armstrong World Industries Inc.	3,375	519
	Oshkosh Corp.	5,062	518
*	Trex Co. Inc.	8,310	513
*	Fluor Corp.	13,345	508
*	SPX Technologies Inc.	3,448	502
*	Mohawk Industries Inc.	4,262	501
	JBT Marel Corp.	3,702	489
	AGCO Corp.	5,039	489
*	WEX Inc.	3,076	483
	Louisiana-Pacific Corp.	4,820	480
	Badger Meter Inc.	2,275	479
	GATX Corp.	2,869	479
*	Kirby Corp.	4,557	475
	MSA Safety Inc.	2,888	473
	Watts Water Technologies Inc. Class A	2,195	471
*	Shift4 Payments Inc. Class A	4,769	471
	MKS Instruments Inc.	5,087	467
*	ACI Worldwide Inc.	8,089	464
	Robert Half Inc.	7,851	464
28

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	FTI Consulting Inc.	2,761	457
	Vontier Corp.	12,133	453
	Landstar System Inc.	2,838	451
*	WillScot Holdings Corp.	13,652	450
	Littelfuse Inc.	1,899	441
*	BILL Holdings Inc.	7,933	438
	Cognex Corp.	13,234	434
	Zurn Elkay Water Solutions Corp.	11,562	410
	AAON Inc.	5,235	402
	Sealed Air Corp.	11,722	401
*	Itron Inc.	3,653	398
	CSW Industrials Inc.	1,295	396
*	Bloom Energy Corp. Class A	16,278	391
*	Knife River Corp.	4,083	391
*	Gates Industrial Corp. plc	18,043	390
	Air Lease Corp.	8,056	386
	Franklin Electric Co. Inc.	3,687	377
*	Dycom Industries Inc.	2,296	376
	Federal Signal Corp.	4,631	376
	Moog Inc. Class A	2,182	372
	Sonoco Products Co.	7,545	361
	Matson Inc.	2,486	358
*	GXO Logistics Inc.	9,089	358
	Kadant Inc.	950	356
*	Modine Manufacturing Co.	4,178	353
	Sensata Technologies Holding plc	12,072	348
	Silgan Holdings Inc.	6,389	347
	Brink's Co.	3,594	338
	Belden Inc.	3,065	337
	Installed Building Products Inc.	1,945	333
*	Spirit AeroSystems Holdings Inc. Class A	9,537	333
	Boise Cascade Co.	3,165	328
	Brunswick Corp.	5,386	328
	Herc Holdings Inc.	2,274	326
	Mueller Water Products Inc. Class A	12,609	325
*	AeroVironment Inc.	2,152	322
	ESCO Technologies Inc.	1,942	320
*	Euronet Worldwide Inc.	3,125	320
	Exponent Inc.	3,768	319
	Maximus Inc.	4,891	319
*	Verra Mobility Corp.	13,372	306
*	CBIZ Inc.	3,905	305
*	Sterling Infrastructure Inc.	2,399	305
	EnerSys	2,997	304
	Arcosa Inc.	3,581	300
	MSC Industrial Direct Co. Inc. Class A	3,697	297
	Granite Construction Inc.	3,550	293
*	Kratos Defense & Security Solutions Inc.	10,930	288
*	Remitly Global Inc.	11,994	288
	Primoris Services Corp.	3,950	283
	Western Union Co.	25,725	279
	Enpro Inc.	1,525	278
	ABM Industries Inc.	5,123	278
	Otter Tail Corp.	3,378	269
	Atmus Filtration Technologies Inc.	6,696	267
*	RXO Inc.	12,981	266
*	GMS Inc.	3,223	257
	Insperity Inc.	2,915	256
	HB Fuller Co.	4,461	253
*	Construction Partners Inc. Class A	3,444	250
	Korn Ferry	3,778	248
	H&E Equipment Services Inc.	2,578	247
*	Joby Aviation Inc.	35,113	246
*	OSI Systems Inc.	1,162	240
*	Mirion Technologies Inc.	15,468	240
	McGrath RentCorp.	1,958	239
	Patrick Industries Inc.	2,633	239
	Alight Inc. Class A	34,252	234
	UniFirst Corp.	1,085	233
	AZZ Inc.	2,393	230
29

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Resideo Technologies Inc.	11,853	228
	ManpowerGroup Inc.	3,902	225
	Crane NXT Co.	4,023	225
	Terex Corp.	5,418	221
	ADT Inc.	26,551	217
*	ASGN Inc.	3,210	216
*	Huron Consulting Group Inc.	1,403	214
*	StoneCo. Ltd. Class A	23,136	214
*	Amentum Holdings Inc.	10,807	212
	Trinity Industries Inc.	6,659	207
	Enerpac Tool Group Corp.	4,413	204
	Hub Group Inc. Class A	4,886	201
	Griffon Corp.	2,756	199
*	WNS Holdings Ltd.	3,498	199
	EVERTEC Inc.	5,313	198
*	Payoneer Global Inc.	23,158	198
	TriNet Group Inc.	2,632	194
*	AAR Corp.	2,863	186
*	Mercury Systems Inc.	4,171	185
*	Leonardo DRS Inc.	6,007	183
	Atkore Inc.	2,903	179
	Standex International Corp.	957	178
*	Loar Holdings Inc.	2,430	177
	Hillenbrand Inc.	5,826	174
	Albany International Corp. Class A	2,259	173
*	Everus Construction Group Inc.	4,170	173
*	Hayward Holdings Inc.	11,656	169
*	Archer Aviation Inc. Class A	18,932	168
*	NCR Atleos Corp.	5,912	168
*	Gibraltar Industries Inc.	2,524	166
	VSE Corp.	1,405	166
	Werner Enterprises Inc.	5,045	164
*	CoreCivic Inc.	8,701	163
*	Marqeta Inc. Class A	38,890	163
*	Hillman Solutions Corp.	16,367	160
*	Upwork Inc.	9,983	159
*	MYR Group Inc.	1,282	157
*	Standardaero Inc.	5,557	157
*	Triumph Group Inc.	6,011	153
	ArcBest Corp.	1,910	150
	Alamo Group Inc.	847	148
*	O-I Glass Inc.	12,786	147
*	Masterbrand Inc.	10,432	146
	Pitney Bowes Inc.	13,095	142
	Kennametal Inc.	6,377	141
	Greenbrier Cos. Inc.	2,450	138
	Tennant Co.	1,558	135
	Argan Inc.	1,009	132
	Tecnoglass Inc.	1,797	132
	Powell Industries Inc.	746	127
	Vestis Corp.	10,607	126
	REV Group Inc.	4,094	125
	ICF International Inc.	1,526	121
	Scorpio Tankers Inc.	3,041	121
	Lindsay Corp.	908	120
*	Enovix Corp.	13,215	118
*	IES Holdings Inc.	658	117
*	Vicor Corp.	1,842	117
*	Flywire Corp.	9,870	113
	DHT Holdings Inc.	10,795	112
*	PagSeguro Digital Ltd. Class A	15,098	111
	Helios Technologies Inc.	2,751	109
*	Legalzoom.com Inc.	10,739	109
	CRA International Inc.	553	107
	International Seaways Inc.	3,180	106
*	AvidXchange Holdings Inc.	13,945	106
*	Donnelley Financial Solutions Inc.	2,099	104
*	Tutor Perini Corp.	3,483	102
*	PureCycle Technologies Inc.	9,864	102
	Schneider National Inc. Class B	3,751	99
30

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Air Transport Services Group Inc.	4,255	95
	Golden Ocean Group Ltd.	9,833	95
	SFL Corp. Ltd.	10,439	94
*	Janus International Group Inc.	11,476	93
*	Blue Bird Corp.	2,567	90
*	DXP Enterprises Inc.	996	90
	Greif Inc. Class B	1,461	89
	Barrett Business Services Inc.	2,172	87
	Apogee Enterprises Inc.	1,749	84
*	NV5 Global Inc.	4,667	84
	United States Lime & Minerals Inc.	881	83
*	American Woodmark Corp.	1,283	80
*	Proto Labs Inc.	2,016	80
*	Thermon Group Holdings Inc.	2,690	79
*	AMN Healthcare Services Inc.	3,105	79
	Teekay Tankers Ltd. Class A	2,031	77
	Kforce Inc.	1,502	75
*	Planet Labs PBC	16,151	75
	Cadre Holdings Inc.	2,169	73
*	Limbach Holdings Inc.	863	72
	Marten Transport Ltd.	4,739	70
	Quanex Building Products Corp.	3,643	70
*	First Advantage Corp.	4,685	70
*	Energy Recovery Inc.	4,589	69
	Napco Security Technologies Inc.	2,816	69
	TriMas Corp.	3,329	68
	Astec Industries Inc.	1,871	67
	Heidrick & Struggles International Inc.	1,646	67
*	BrightView Holdings Inc.	4,937	66
	Gorman-Rupp Co.	1,718	66
*	Cimpress plc	1,367	66
	Bel Fuse Inc. Class B	765	64
*	Moneylion Inc.	732	64
	Dorian LPG Ltd.	3,007	61
*	Sezzle Inc.	204	61
	Pactiv Evergreen Inc.	3,374	60
*	Ducommun Inc.	1,002	59
*	Transcat Inc.	748	59
	Deluxe Corp.	3,454	57
	Flex LNG Ltd.	2,581	57
*	CECO Environmental Corp.	2,225	55
	Mesa Laboratories Inc.	397	55
	Greif Inc. Class A	935	54
*	I3 Verticals Inc. Class A	2,081	54
*	V2X Inc.	1,142	54
*	Astronics Corp.	2,614	52
*	BlueLinx Holdings Inc.	641	51
	Miller Industries Inc.	858	50
	FTAI Infrastructure Inc.	8,617	50
*	Conduent Inc.	13,894	49
*	Cross Country Healthcare Inc.	2,872	49
	Ennis Inc.	2,310	49
	Willis Lease Finance Corp.	239	48
	Cass Information Systems Inc.	1,073	47
	Douglas Dynamics Inc.	1,728	47
*	Paysafe Ltd.	2,353	47
*	Repay Holdings Corp.	6,396	46
	Genco Shipping & Trading Ltd.	3,052	44
*	FARO Technologies Inc.	1,357	43
*	Forward Air Corp.	1,912	43
*	Montrose Environmental Group Inc.	2,238	43
*	Great Lakes Dredge & Dock Corp.	4,973	42
	Hyster-Yale Inc.	827	42
	Wabash National Corp.	3,613	42
*	Cantaloupe Inc.	4,230	42
	LSI Industries Inc.	2,216	41
	Insteel Industries Inc.	1,413	40
*	Titan International Inc.	4,743	40
*	Evolv Technologies Holdings Inc.	11,316	40
	Columbus McKinnon Corp.	2,238	39
31

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Costamare Inc.	3,802	39
*	Intuitive Machines Inc.	2,669	39
*	Aspen Aerogels Inc.	4,960	38
	Nordic American Tankers Ltd.	15,071	37
*	International Money Express Inc.	2,430	37
*	JELD-WEN Holding Inc.	6,444	35
*	Manitowoc Co. Inc.	3,296	34
	Heartland Express Inc.	3,236	33
*	Willdan Group Inc.	1,020	33
	Covenant Logistics Group Inc.	1,232	31
	Kelly Services Inc. Class A	2,270	31
*	3D Systems Corp.	9,178	31
*	ZipRecruiter Inc. Class A	5,596	31
*	Byrna Technologies Inc.	1,209	31
*,1	Pagaya Technologies Ltd. Class A	2,423	31
	Allient Inc.	1,199	30
*	Green Dot Corp. Class A	3,857	30
	Myers Industries Inc.	2,730	30
*	BlackSky Technology Inc.	2,058	30
	Ardagh Metal Packaging SA	9,888	28
	Ardmore Shipping Corp.	3,012	27
*	Franklin Covey Co.	826	26
*	Centuri Holdings Inc.	1,505	26
*	Orion Group Holdings Inc.	3,498	25
*	Atlanticus Holdings Corp.	462	25
	Shyft Group Inc.	2,543	25
	Teekay Corp. Ltd.	3,889	25
*	Titan Machinery Inc.	1,371	24
*	Graham Corp.	718	24
	CompoSecure Inc. Class A	1,788	24
*	CryoPort Inc.	4,209	23
*	Ranpak Holdings Corp.	3,411	23
*	Advantage Solutions Inc.	9,015	23
*	Vishay Precision Group Inc.	928	22
	Luxfer Holdings plc	1,767	22
*	Redwire Corp.	1,601	22
*	Distribution Solutions Group Inc.	697	21
	Park Aerospace Corp.	1,529	21
	Park-Ohio Holdings Corp.	878	21
	Preformed Line Products Co.	161	21
*	Priority Technology Holdings Inc.	1,915	21
	Quad / Graphics Inc.	3,187	20
*	Aersale Corp.	2,791	20
*	Bowman Consulting Group Ltd.	948	20
*	Hyliion Holdings Corp.	10,961	19
*	L B Foster Co. Class A	638	18
*	Hudson Technologies Inc.	3,145	18
	Resources Connection Inc.	2,449	18
	Universal Logistics Holdings Inc.	651	18
*	Mayville Engineering Co. Inc.	1,188	18
*	Custom Truck One Source Inc.	4,028	18
	Karat Packaging Inc.	611	18
*	Eve Holding Inc.	4,354	18
*,1	Spire Global Inc.	1,566	18
	National Presto Industries Inc.	168	17
*	IBEX Holdings Ltd.	659	17
	Safe Bulkers Inc.	4,305	16
*	Blade Air Mobility Inc.	4,858	16
*	Radiant Logistics Inc.	2,268	15
*	Mistras Group Inc.	1,253	12
*	Target Hospitality Corp.	2,207	12
*	TrueBlue Inc.	1,922	12
*	Performant Healthcare Inc.	4,180	12
*,1	Sky Harbour Group Corp.	1,044	12
	Himalaya Shipping Ltd.	2,120	12
*	Proficient Auto Logistics Inc.	1,126	12
	Eastern Co.	376	11
	Kronos Worldwide Inc.	1,265	11
*	SoundThinking Inc.	693	11
	Pangaea Logistics Solutions Ltd.	2,203	11
32

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Smith-Midland Corp.	321	11
*	Virgin Galactic Holdings Inc.	2,940	11
	Concrete Pumping Holdings Inc.	1,463	10
	Information Services Group Inc.	3,256	10
	Alta Equipment Group Inc.	1,627	9
*	CPI Card Group Inc.	267	9
*	Paysign Inc.	2,701	7
	Twin Disc Inc.	834	7
*	Caesarstone Ltd.	1,861	7
*	VirTra Inc.	1,227	7
*	Taylor Devices Inc.	216	7
*	Resolute Holdings Management Inc.	149	7
*	Core Molding Technologies Inc.	472	6
*	Ultralife Corp.	899	6
*	Ispire Technology Inc.	1,245	6
	Ardagh Group SA	848	5
*	Karman Holdings Inc.	146	5
			578,645
Other (0.0%)[5]
*,3	Aduro Biotech Inc. CVR	656	—
Real Estate (2.7%)
	Prologis Inc.	72,859	9,029
	American Tower Corp.	36,808	7,568
	Welltower Inc.	48,662	7,470
	Equinix Inc.	7,618	6,891
	Simon Property Group Inc.	25,643	4,772
	Digital Realty Trust Inc.	26,119	4,083
	Realty Income Corp.	68,722	3,919
	Public Storage	12,436	3,776
*	CBRE Group Inc. Class A	23,918	3,395
	Crown Castle Inc.	34,035	3,203
	VICI Properties Inc.	82,160	2,669
	AvalonBay Communities Inc.	11,159	2,524
	Extra Space Storage Inc.	16,545	2,524
*	CoStar Group Inc.	31,675	2,415
	Ventas Inc.	33,182	2,296
	Equity Residential	29,692	2,202
	Iron Mountain Inc.	23,037	2,146
	SBA Communications Corp.	8,486	1,849
	Weyerhaeuser Co.	57,705	1,737
	Invitation Homes Inc.	48,713	1,657
	Essex Property Trust Inc.	5,103	1,590
	Mid-America Apartment Communities Inc.	9,136	1,536
	Alexandria Real Estate Equities Inc.	13,705	1,401
	Sun Communities Inc.	9,801	1,334
	UDR Inc.	26,103	1,179
	Kimco Realty Corp.	52,477	1,160
	Healthpeak Properties Inc.	55,499	1,135
	WP Carey Inc.	17,198	1,104
	Regency Centers Corp.	14,195	1,089
	Gaming & Leisure Properties Inc.	20,612	1,034
*	Jones Lang LaSalle Inc.	3,774	1,026
	Equity LifeStyle Properties Inc.	14,899	1,022
	Camden Property Trust	8,196	1,017
	American Homes 4 Rent Class A	26,954	998
	Host Hotels & Resorts Inc.	55,307	892
	BXP Inc.	12,398	879
	Lamar Advertising Co. Class A	6,877	854
*	Zillow Group Inc. Class C	10,703	820
	Omega Healthcare Investors Inc.	21,281	784
	CubeSmart	17,659	729
	Rexford Industrial Realty Inc.	17,281	714
	EastGroup Properties Inc.	3,848	704
	Federal Realty Investment Trust	6,632	699
	Brixmor Property Group Inc.	23,624	660
	NNN REIT Inc.	14,546	617
	Agree Realty Corp.	8,317	614
	First Industrial Realty Trust Inc.	10,368	592
33

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Vornado Realty Trust	13,777	579
	STAG Industrial Inc.	14,774	532
	Americold Realty Trust Inc.	22,222	510
	Terreno Realty Corp.	7,440	505
	Healthcare Realty Trust Inc.	27,358	469
	Ryman Hospitality Properties Inc.	4,526	448
	Essential Properties Realty Trust Inc.	13,562	444
	Independence Realty Trust Inc.	18,292	399
*	Zillow Group Inc. Class A	5,360	399
	Kite Realty Group Trust	17,335	397
	CareTrust REIT Inc.	14,960	387
	SL Green Realty Corp.	5,733	370
	American Healthcare REIT Inc.	12,307	367
	Cousins Properties Inc.	11,934	362
	Phillips Edison & Co. Inc.	9,212	343
	EPR Properties	6,098	324
	Macerich Co.	17,858	322
	Kilroy Realty Corp.	8,968	320
	Rayonier Inc.	11,787	312
	Lineage Inc.	4,962	299
	Sabra Health Care REIT Inc.	17,764	295
	Medical Properties Trust Inc.	48,900	288
*	GEO Group Inc.	10,297	282
	Tanger Inc.	7,807	277
	Apple Hospitality REIT Inc.	18,425	273
	PotlatchDeltic Corp.	5,756	267
	HA Sustainable Infrastructure Capital Inc.	9,220	265
*	Compass Inc. Class A	29,259	263
	Broadstone Net Lease Inc.	15,345	259
	Highwoods Properties Inc.	8,529	248
	National Health Investors Inc.	3,416	245
	COPT Defense Properties	8,463	229
*	Cushman & Wakefield plc	18,798	223
*	Millrose Properties Inc. Class A	9,767	223
	National Storage Affiliates Trust	5,739	222
	Four Corners Property Trust Inc.	7,678	221
	Outfront Media Inc.	11,762	219
	LXP Industrial Trust	23,875	214
	Douglas Emmett Inc.	12,071	209
	Urban Edge Properties	9,877	203
*	Howard Hughes Holdings Inc.	2,559	203
	Park Hotels & Resorts Inc.	16,322	200
	Acadia Realty Trust	8,447	195
	Curbline Properties Corp.	7,584	187
	Sunstone Hotel Investors Inc.	16,177	170
	Innovative Industrial Properties Inc.	2,295	165
	InvenTrust Properties Corp.	5,497	164
	Newmark Group Inc. Class A	10,686	157
	St. Joe Co.	3,013	145
	DigitalBridge Group Inc.	12,700	144
	DiamondRock Hospitality Co.	16,968	140
	Global Net Lease Inc.	17,361	139
	Getty Realty Corp.	4,090	128
	Elme Communities	7,339	128
	LTC Properties Inc.	3,561	124
	Pebblebrook Hotel Trust	9,587	118
	Uniti Group Inc.	20,075	115
	RLJ Lodging Trust	12,131	112
	Alexander & Baldwin Inc.	6,067	110
	Veris Residential Inc.	6,499	110
	Xenia Hotels & Resorts Inc.	8,152	110
	UMH Properties Inc.	5,761	109
	Empire State Realty Trust Inc. Class A	10,920	101
	NETSTREIT Corp.	6,448	96
	Apartment Investment & Management Co. Class A	10,611	96
	Easterly Government Properties Inc.	8,227	93
	Centerspace	1,332	88
	American Assets Trust Inc.	3,757	84
	Kennedy-Wilson Holdings Inc.	8,642	84
	Piedmont Office Realty Trust Inc. Class A	10,411	79
34

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Brandywine Realty Trust	14,844	75
	NexPoint Residential Trust Inc.	1,701	72
	Paramount Group Inc.	15,926	72
	Safehold Inc.	3,851	72
	JBG SMITH Properties	4,658	71
	eXp World Holdings Inc.	6,681	68
*	Opendoor Technologies Inc.	51,037	68
*	Redfin Corp.	9,756	65
	Gladstone Commercial Corp.	3,673	60
	Plymouth Industrial REIT Inc.	3,463	60
	Armada Hoffler Properties Inc.	6,405	59
	Summit Hotel Properties Inc.	8,835	57
	Whitestone REIT	4,150	56
	Marcus & Millichap Inc.	1,421	55
	CBL & Associates Properties Inc.	1,753	55
	SITE Centers Corp.	3,427	48
	Diversified Healthcare Trust	16,657	47
*	Real Brokerage Inc.	8,928	46
	Community Healthcare Trust Inc.	2,407	45
	Farmland Partners Inc.	3,837	45
	Universal Health Realty Income Trust	1,124	45
	CTO Realty Growth Inc.	2,303	44
	One Liberty Properties Inc.	1,605	43
*	NET Lease Office Properties	1,316	43
	Global Medical REIT Inc.	4,697	41
	Peakstone Realty Trust REIT	3,314	38
*	FRP Holdings Inc.	1,158	36
	Service Properties Trust	11,768	35
*	Forestar Group Inc.	1,486	33
	Alexander's Inc.	148	32
	Gladstone Land Corp.	2,771	32
	Saul Centers Inc.	866	32
	Hudson Pacific Properties Inc.	9,239	30
*	Tejon Ranch Co.	1,834	28
	Chatham Lodging Trust	3,272	26
*	Anywhere Real Estate Inc.	7,081	25
	Postal Realty Trust Inc. Class A	1,613	22
	FrontView REIT Inc.	1,152	20
	RMR Group Inc. Class A	1,044	19
	Industrial Logistics Properties Trust	4,670	18
	City Office REIT Inc.	3,154	17
	Alpine Income Property Trust Inc.	1,042	17
	Orion Office REIT Inc.	3,807	16
	BRT Apartments Corp.	794	14
	Braemar Hotels & Resorts Inc.	4,387	13
*	Seaport Entertainment Group Inc.	557	13
*	Star Holdings	1,237	11
*	RE / MAX Holdings Inc. Class A	1,114	10
	Strawberry Fields REIT Inc.	854	10
*	Maui Land & Pineapple Co. Inc.	424	8
	Franklin Street Properties Corp.	1,943	4
			121,186
Technology (32.9%)
	Apple Inc.	1,130,998	273,521
	Microsoft Corp.	587,700	233,311
	NVIDIA Corp.	1,849,110	230,991
	Meta Platforms Inc. Class A	173,141	115,693
	Alphabet Inc. Class A	463,968	79,004
	Broadcom Inc.	359,291	71,653
	Alphabet Inc. Class C	383,955	66,125
	Salesforce Inc.	73,036	21,754
	Oracle Corp.	124,113	20,610
	International Business Machines Corp.	72,487	18,299
*	Adobe Inc.	35,040	15,367
*	ServiceNow Inc.	16,218	15,079
	Texas Instruments Inc.	71,935	14,099
	QUALCOMM Inc.	88,246	13,870
*	Palantir Technologies Inc. Class A	158,828	13,488
	Intuit Inc.	21,571	13,241
35

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Advanced Micro Devices Inc.	127,103	12,692
	Applied Materials Inc.	65,722	10,389
*	Palo Alto Networks Inc.	51,080	9,727
	Analog Devices Inc.	39,118	8,999
	Micron Technology Inc.	87,002	8,146
	Intel Corp.	336,184	7,978
	Lam Research Corp.	101,465	7,786
	KLA Corp.	10,638	7,541
*	Crowdstrike Holdings Inc. Class A	18,151	7,073
*	AppLovin Corp. Class A	20,698	6,742
	Marvell Technology Inc.	67,596	6,207
	Amphenol Corp. Class A	93,094	6,200
*	DoorDash Inc. Class A	27,837	5,524
*	Synopsys Inc.	12,002	5,488
*	Cadence Design Systems Inc.	21,505	5,387
*	Fortinet Inc.	49,856	5,385
	Roper Technologies Inc.	8,467	4,949
*	Autodesk Inc.	17,021	4,667
*	Snowflake Inc. Class A	25,028	4,432
*	Workday Inc. Class A	16,683	4,393
*	Atlassian Corp. Ltd. Class A	12,570	3,573
*	Cloudflare Inc. Class A	23,707	3,445
*	MicroStrategy Inc. Class A	12,980	3,315
	Cognizant Technology Solutions Corp. Class A	39,425	3,285
	Corning Inc.	60,656	3,042
*	Gartner Inc.	5,938	2,959
*	HubSpot Inc.	3,869	2,801
*	Datadog Inc. Class A	23,685	2,760
	Vertiv Holdings Co. Class A	28,337	2,697
	Microchip Technology Inc.	41,964	2,470
	HP Inc.	76,112	2,350
*	ANSYS Inc.	6,902	2,300
	Monolithic Power Systems Inc.	3,713	2,269
	Dell Technologies Inc. Class C	21,517	2,211
*	Tyler Technologies Inc.	3,364	2,047
	Hewlett Packard Enterprise Co.	102,538	2,031
*	GoDaddy Inc. Class A	10,987	1,972
	CDW Corp.	10,627	1,894
*	Pinterest Inc. Class A	47,113	1,742
	NetApp Inc.	16,231	1,620
*	Super Micro Computer Inc. (XNGS)	39,000	1,617
*	ON Semiconductor Corp.	33,571	1,579
*	VeriSign Inc.	6,544	1,557
*	Zoom Communications Inc.	20,836	1,536
*	PTC Inc.	9,307	1,523
	SS&C Technologies Holdings Inc.	16,990	1,513
*	Nutanix Inc. Class A	19,658	1,511
*	MongoDB Inc.	5,647	1,510
*	Twilio Inc. Class A	11,975	1,436
*	Zscaler Inc.	7,266	1,426
*	Toast Inc. Class A	35,383	1,366
	Teradyne Inc.	12,413	1,364
	Jabil Inc.	8,796	1,363
	Leidos Holdings Inc.	10,484	1,363
*	F5 Inc.	4,567	1,335
*	Dynatrace Inc.	23,175	1,327
*	DocuSign Inc.	15,928	1,325
*	Western Digital Corp.	26,989	1,321
*	Guidewire Software Inc.	6,496	1,308
*	Pure Storage Inc. Class A	24,008	1,260
	Entegris Inc.	11,977	1,212
	Gen Digital Inc. (XNGS)	43,368	1,185
*	Okta Inc.	12,838	1,162
*	Akamai Technologies Inc.	11,874	958
*	EPAM Systems Inc.	4,357	898
	Paycom Software Inc.	4,046	888
*	Manhattan Associates Inc.	4,890	865
	Skyworks Solutions Inc.	12,792	853
	TD SYNNEX Corp.	5,921	814
*	Elastic NV	6,856	798
36

Russell 3000 Index Fund
		Shares	Market Value• ($000)
	Amdocs Ltd.	8,834	771
*	Coherent Corp.	9,941	747
*	Dayforce Inc.	11,807	732
*	Kyndryl Holdings Inc.	17,814	678
*	Lattice Semiconductor Corp.	10,720	668
	Match Group Inc.	20,223	641
*	Procore Technologies Inc.	8,353	639
*	Astera Labs Inc.	8,551	636
*	Confluent Inc. Class A	19,441	617
*	Unity Software Inc.	23,679	607
*	Credo Technology Group Holding Ltd.	10,999	607
*	CACI International Inc. Class A	1,735	581
*	Commvault Systems Inc.	3,405	581
*	Gitlab Inc. Class A	9,535	574
*	Fabrinet	2,835	567
	Universal Display Corp.	3,654	561
*	Onto Innovation Inc.	3,850	561
*	Aspen Technology Inc.	2,096	556
*	Maplebear Inc.	13,009	535
*	Qorvo Inc.	7,341	534
*	MACOM Technology Solutions Holdings Inc.	4,376	506
	KBR Inc.	10,152	498
*	Globant SA	3,298	496
*	Dropbox Inc. Class A	18,461	480
	Bentley Systems Inc. Class B	10,845	476
*	Altair Engineering Inc. Class A	4,169	465
*	Arrow Electronics Inc.	4,266	461
*	Rambus Inc.	8,233	460
*	SentinelOne Inc. Class A	21,707	448
*	Cirrus Logic Inc.	4,192	437
*	UiPath Inc. Class A	34,824	428
*	Novanta Inc.	2,913	421
*	Sandisk Corp.	8,996	421
*	Q2 Holdings Inc.	4,517	395
*	SPS Commerce Inc.	2,925	390
*	Varonis Systems Inc.	8,842	380
*	IonQ Inc.	15,470	380
	Science Applications International Corp.	3,817	377
*	Appfolio Inc. Class A	1,755	376
*	Qualys Inc.	2,841	373
	Dolby Laboratories Inc. Class A	4,519	369
*	Tenable Holdings Inc.	9,552	364
	Avnet Inc.	7,048	356
*	Workiva Inc.	4,036	353
*	CCC Intelligent Solutions Holdings Inc.	34,510	352
*	Box Inc. Class A	10,607	347
*	Silicon Laboratories Inc.	2,424	340
*	Sanmina Corp.	4,002	328
*	Insight Enterprises Inc.	2,090	322
	Advanced Energy Industries Inc.	2,759	318
*	GLOBALFOUNDRIES Inc.	7,564	293
*	ZoomInfo Technologies Inc.	24,736	288
	Pegasystems Inc.	3,641	286
*	Intapp Inc.	4,265	281
*	Plexus Corp.	2,042	271
*	DXC Technology Co.	14,614	268
*	Freshworks Inc. Class A	15,226	260
*	IAC Inc.	5,595	259
*	SoundHound AI Inc. Class A	23,773	257
	Power Integrations Inc.	4,175	254
*	Zeta Global Holdings Corp. Class A	14,390	248
*	Sitime Corp.	1,489	231
*	Cargurus Inc.	7,076	228
*	DigitalOcean Holdings Inc.	5,314	228
	Dun & Bradstreet Holdings Inc.	24,921	226
*	Semtech Corp.	5,887	225
*	Alarm.com Holdings Inc.	3,850	224
*	Allegro MicroSystems Inc.	9,958	222
*	Five9 Inc.	6,073	220
*	Blackbaud Inc.	3,287	217
37

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Parsons Corp.	3,694	215
*	Blackline Inc.	4,382	212
*	Synaptics Inc.	3,192	211
*	C3.ai Inc. Class A	8,933	209
*	FormFactor Inc.	6,258	208
*	nCino Inc.	6,279	197
*	TTM Technologies Inc.	8,075	195
	Amkor Technology Inc.	9,109	192
*	RingCentral Inc. Class A	6,712	191
*	Ambarella Inc.	3,090	190
	Progress Software Corp.	3,424	187
*	Diodes Inc.	3,710	183
*	PAR Technology Corp.	2,650	182
*	Yelp Inc.	5,265	181
*	Braze Inc. Class A	4,851	179
	Vishay Intertechnology Inc.	10,325	177
*	Impinj Inc.	1,825	176
	Concentrix Corp.	3,781	171
*	Teradata Corp.	7,079	169
	Clear Secure Inc. Class A	7,085	168
	Kulicke & Soffa Industries Inc.	4,341	166
*	DoubleVerify Holdings Inc.	11,829	164
*	Core Scientific Inc.	14,496	162
*	LiveRamp Holdings Inc.	5,391	161
*	Cleanspark Inc.	19,991	160
*	Magnite Inc.	10,060	159
	CSG Systems International Inc.	2,394	154
*	AvePoint Inc.	10,251	153
*	Paycor HCM Inc.	6,639	148
*	Rapid7 Inc.	5,030	146
*	Clarivate plc	33,888	145
*	Trump Media & Technology Group Corp.	5,999	145
	Adeia Inc.	9,006	142
*	Axcelis Technologies Inc.	2,566	141
*	Vertex Inc. Class A	4,359	141
*	ePlus Inc.	2,157	139
*	Agilysys Inc.	1,662	135
*	NCR Voyix Corp.	11,958	135
*	Alkami Technology Inc.	4,336	134
*	IPG Photonics Corp.	2,246	131
*	Ziff Davis Inc.	3,195	131
*	PagerDuty Inc.	7,392	131
*	NetScout Systems Inc.	5,695	128
*	Asana Inc. Class A	6,518	125
*	Rogers Corp.	1,549	124
*	Informatica Inc. Class A	6,493	124
*	Applied Digital Corp.	15,336	123
*	Matterport Inc.	22,368	122
	A10 Networks Inc.	5,749	119
	Benchmark Electronics Inc.	2,934	117
*	Innodata Inc.	2,210	116
*	Verint Systems Inc.	4,984	112
*	Appian Corp. Class A	3,319	108
	CTS Corp.	2,409	108
*	Sprout Social Inc. Class A	4,058	108
*,1	Rigetti Computing Inc.	12,698	107
*	Photronics Inc.	5,010	104
*	Schrodinger Inc.	4,675	104
*	ACM Research Inc. Class A	3,974	103
*	Veeco Instruments Inc.	4,392	98
*	MaxLinear Inc.	6,660	97
*	Hut 8 Corp.	6,480	96
*	PROS Holdings Inc.	3,837	93
*	Jamf Holding Corp.	6,788	93
*	Xometry Inc. Class A	3,412	93
*	Terawulf Inc.	21,388	90
*	Diebold Nixdorf Inc.	2,045	90
*	Ultra Clean Holdings Inc.	3,522	87
*	Grid Dynamics Holdings Inc.	4,609	87
*	Penguin Solutions Inc.	4,177	83
38

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Sprinklr Inc. Class A	9,298	79
	SolarWinds Corp.	4,313	79
*	Ichor Holdings Ltd.	2,654	78
	Sapiens International Corp. NV	2,685	74
*	Amplitude Inc. Class A	5,901	74
*	Cohu Inc.	3,728	73
*	Vimeo Inc.	12,084	71
*	CEVA Inc.	1,992	68
*	Fastly Inc. Class A	9,920	68
*	ScanSource Inc.	1,857	68
*	Cipher Mining Inc.	16,195	66
	Xerox Holdings Corp.	9,743	65
*	NextNav Inc.	6,195	65
	Hackett Group Inc.	2,010	61
	PC Connection Inc.	954	61
*	Alpha & Omega Semiconductor Ltd.	2,023	61
*	N-able Inc.	6,102	61
*	Blend Labs Inc. Class A	19,024	60
*	Wolfspeed Inc.	10,388	60
*	Olo Inc. Class A	8,486	58
*	PDF Solutions Inc.	2,530	57
*	Couchbase Inc.	3,136	55
*	Yext Inc.	7,965	54
	OneSpan Inc.	3,254	52
*	Daktronics Inc.	3,204	49
*	MeridianLink Inc.	2,649	48
*	EverQuote Inc. Class A	1,754	47
	Shutterstock Inc.	2,123	46
	Climb Global Solutions Inc.	359	44
*	Weave Communications Inc.	3,484	44
*	BigCommerce Holdings Inc. Series 1	6,133	43
*	indie Semiconductor Inc. Class A	14,316	43
*	Consensus Cloud Solutions Inc.	1,649	43
*	Enfusion Inc. Class A	3,640	42
*	Ibotta Inc. Class A	1,258	42
	Simulations Plus Inc.	1,423	41
*	Bumble Inc. Class A	7,938	41
*	Kimball Electronics Inc.	2,173	39
*	Life360 Inc.	827	37
	Red Violet Inc.	895	36
*	Cerence Inc.	3,143	36
*	E2open Parent Holdings Inc.	15,259	35
*	Ouster Inc.	4,261	35
*	BigBear.ai Holdings Inc.	6,822	35
*	TechTarget Inc.	2,377	35
	Methode Electronics Inc.	3,159	34
*	PubMatic Inc. Class A	3,169	34
	Logility Supply Chain Solutions Inc.	2,322	33
*	Mitek Systems Inc.	3,576	33
*,1	D-Wave Quantum Inc.	5,990	33
*	Grindr Inc.	1,730	32
	NVE Corp.	448	31
*	Ingram Micro Holding Corp.	1,438	31
*	nLight Inc.	3,246	30
*	SEMrush Holdings Inc. Class A	2,657	29
*	NerdWallet Inc. Class A	2,770	28
*	Bandwidth Inc. Class A	1,703	27
*	Domo Inc. Class B	3,397	26
*	Unisys Corp.	5,903	25
*	Asure Software Inc.	2,258	24
*	Bit Digital Inc.	9,820	24
*	Navitas Semiconductor Corp.	9,651	24
*	Mediaalpha Inc. Class A	2,323	22
*	Nextdoor Holdings Inc.	12,477	22
*	Vivid Seats Inc. Class A	5,372	22
*,1	MicroVision Inc.	14,665	21
*	Digital Turbine Inc.	5,920	20
*	Viant Technology Inc. Class A	1,006	20
*	SkyWater Technology Inc.	2,182	20
*	Digimarc Corp.	1,151	19
39

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Aehr Test Systems	1,923	19
*	Kaltura Inc.	8,750	19
*	SmartRent Inc.	15,486	19
*	Backblaze Inc. Class A	2,846	19
*	Groupon Inc.	1,606	18
*	Arteris Inc.	1,965	18
	ReposiTrak Inc.	837	16
*	Getty Images Holdings Inc.	7,282	16
	Immersion Corp.	1,921	15
*	Rimini Street Inc.	3,927	14
*	TrueCar Inc.	5,914	14
*	EverCommerce Inc.	1,398	14
*	Eventbrite Inc. Class A	5,327	13
*	Tucows Inc. Class A	649	13
*	Telos Corp.	3,974	12
*	WM Technology Inc.	9,106	12
*	Definitive Healthcare Corp.	3,815	12
*	Rackspace Technology Inc.	4,643	11
	Richardson Electronics Ltd.	731	10
*	Everspin Technologies Inc.	1,607	9
*	Rekor Systems Inc.	6,833	8
*	AudioEye Inc.	529	7
*	QuickLogic Corp.	987	6
*	Aeva Technologies Inc.	1,565	6
*	SailPoint Inc.	237	6
*	FiscalNote Holdings Inc.	3,899	5
*	DLH Holdings Corp.	863	4
*	1stdibs.com Inc.	732	3
			1,487,668
Telecommunications (2.1%)
	Cisco Systems Inc.	315,755	20,243
	AT&T Inc.	567,507	15,555
	Verizon Communications Inc.	333,284	14,365
	Comcast Corp. Class A	299,882	10,760
	T-Mobile US Inc.	37,711	10,170
*	Arista Networks Inc.	81,214	7,557
	Motorola Solutions Inc.	13,038	5,740
*	Charter Communications Inc. Class A	7,436	2,703
	Juniper Networks Inc.	25,787	933
*	Ciena Corp.	11,450	911
*	Roku Inc.	10,012	836
*	Frontier Communications Parent Inc.	19,338	696
*	Liberty Broadband Corp. Class C	8,327	685
	InterDigital Inc.	1,929	412
*	Lumentum Holdings Inc.	5,538	389
*	Lumen Technologies Inc.	81,265	384
*	EchoStar Corp. Class A	9,687	303
	Iridium Communications Inc.	9,248	292
	Telephone & Data Systems Inc.	8,024	290
*	AST SpaceMobile Inc.	10,619	288
	Cogent Communications Holdings Inc.	3,592	262
*	Viavi Solutions Inc.	17,781	199
*	Calix Inc.	4,912	182
*	Extreme Networks Inc.	10,378	160
*	Liberty Global Ltd. Class A	13,540	156
*	Liberty Global Ltd. Class C	12,686	154
*	Liberty Broadband Corp. Class A	1,734	141
	Cable One Inc.	460	120
	Ubiquiti Inc.	324	111
*	CommScope Holding Co. Inc.	17,244	109
*,1,3	Infinera Corp.	15,296	102
*	Harmonic Inc.	8,881	92
*	ViaSat Inc.	10,475	92
*	Digi International Inc.	2,878	88
*	Globalstar Inc.	3,751	81
*	fuboTV Inc.	26,425	80
*	Applied Optoelectronics Inc.	3,265	71
*	Liberty Latin America Ltd. Class C	10,634	71
*	Adtran Holdings Inc.	6,549	69
40

Russell 3000 Index Fund
		Shares	Market Value• ($000)
*	Powerfleet Inc. NJ	8,083	57
	IDT Corp. Class B	1,131	55
*	NETGEAR Inc.	2,068	54
	Shenandoah Telecommunications Co.	3,870	42
*	Gogo Inc.	5,113	37
*	Anterix Inc.	881	34
	Spok Holdings Inc.	1,795	30
*	8x8 Inc.	11,443	29
*	Ribbon Communications Inc.	6,111	29
*	Clearfield Inc.	861	28
*	Xperi Inc.	3,264	28
*	Ooma Inc.	1,790	26
*	WideOpenWest Inc.	3,435	17
*	Aviat Networks Inc.	681	14
	ATN International Inc.	729	13
*	Lightwave Logic Inc.	9,127	11
*,3	GCI Liberty Inc.	5,064	—
			96,356
Utilities (2.6%)
	NextEra Energy Inc.	162,234	11,384
	Southern Co.	86,722	7,787
	Waste Management Inc.	31,726	7,385
	Duke Energy Corp.	61,104	7,179
	Constellation Energy Corp.	24,839	6,223
	American Electric Power Co. Inc.	41,637	4,416
	Republic Services Inc.	16,222	3,845
	Dominion Energy Inc.	65,993	3,737
	Vistra Corp.	26,772	3,578
	Sempra	49,899	3,571
	Exelon Corp.	78,735	3,480
	Xcel Energy Inc.	45,337	3,269
	Public Service Enterprise Group Inc.	39,469	3,203
	Entergy Corp.	33,404	2,916
	Consolidated Edison Inc.	27,429	2,785
	PG&E Corp.	169,499	2,770
	WEC Energy Group Inc.	24,903	2,657
	DTE Energy Co.	16,222	2,169
	American Water Works Co. Inc.	15,553	2,115
	Ameren Corp.	20,816	2,114
	PPL Corp.	58,547	2,061
	Atmos Energy Corp.	12,171	1,852
	Eversource Energy	28,164	1,775
	FirstEnergy Corp.	45,558	1,766
	CenterPoint Energy Inc.	51,012	1,754
	CMS Energy Corp.	23,771	1,736
	NRG Energy Inc.	16,084	1,700
	Edison International	30,227	1,646
	NiSource Inc.	37,002	1,510
	Alliant Energy Corp.	20,474	1,321
	Evergy Inc.	17,632	1,215
*	Clean Harbors Inc.	4,044	864
	Pinnacle West Capital Corp.	8,925	826
	Essential Utilities Inc.	20,383	774
	OGE Energy Corp.	15,686	726
	AES Corp.	55,776	646
	UGI Corp.	16,679	570
*	Casella Waste Systems Inc. Class A	4,771	534
	National Fuel Gas Co.	7,098	534
	IDACORP Inc.	4,319	509
	Brookfield Infrastructure Corp. Class A	9,815	393
	New Jersey Resources Corp.	7,903	382
	Southwest Gas Holdings Inc.	4,948	371
	Portland General Electric Co.	7,997	358
	TXNM Energy Inc.	6,824	357
	Spire Inc.	4,581	352
	Black Hills Corp.	5,627	344
	Ormat Technologies Inc. (XNYS)	4,649	325
	ONE Gas Inc.	4,186	315
	ALLETE Inc.	4,689	308
41

Russell 3000 Index Fund
		Shares	Market Value• ($000)
[1]	Brookfield Renewable Corp.	10,978	306
	Northwestern Energy Group Inc.	4,994	279
	MDU Resources Group Inc.	15,428	266
	Avista Corp.	6,442	257
	MGE Energy Inc.	2,709	249
	American States Water Co.	3,045	233
	Chesapeake Utilities Corp.	1,575	200
	California Water Service Group	4,147	188
	Clearway Energy Inc. Class A	6,905	183
*	Hawaiian Electric Industries Inc.	12,927	142
	Northwest Natural Holding Co.	3,185	130
*	Sunrun Inc.	17,474	127
*	NuScale Power Corp.	6,776	116
	SJW Group	2,090	110
	Unitil Corp.	1,400	79
	Aris Water Solutions Inc. Class A	2,344	74
	Middlesex Water Co.	1,427	72
	Clearway Energy Inc. Class C	2,068	58
*	Enviri Corp.	7,093	46
	Excelerate Energy Inc. Class A	1,447	44
	York Water Co.	1,278	41
	Consolidated Water Co. Ltd.	1,422	38
*	Altus Power Inc.	4,903	24
*	Pure Cycle Corp.	1,650	19
	Genie Energy Ltd. Class B	1,165	17
*,1	NANO Nuclear Energy Inc.	491	14
*	Cadiz Inc.	2,631	11
*	Net Power Inc.	1,534	11
*	Arq Inc.	1,882	10
*	Perma-Fix Environmental Services Inc.	956	8
*	Quest Resource Holding Corp.	1,278	6
			117,765
Total Common Stocks (Cost $2,955,324)			4,515,585
Warrants (0.0%)
*,1	Pulse Biosciences Inc. Exp. 6/27/29 (Cost $—)	120	1
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[6,7]	Vanguard Market Liquidity Fund, 4.351% (Cost $4,232)	42,320	4,232
Total Investments (100.0%) (Cost $2,959,556)			4,519,818
Other Assets and Liabilities—Net (0.0%)			1,122
Net Assets (100%)			4,520,940
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $779,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2025, the aggregate value was $72,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Restricted securities totaling $1,000, representing 0.0% of net assets.
5	“Other” represents securities that are not classified by the fund’s benchmark index.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $861,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
42

Russell 3000 Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2025	2	217	(13)
E-mini S&P 500 Index	March 2025	24	7,156	(175)
				(188)

See accompanying Notes, which are an integral part of the Financial Statements.
43

Russell 3000 Index Fund
Statement of Assets and Liabilities
As of February 28, 2025

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $2,955,324)	4,515,586
Affiliated Issuers (Cost $4,232)	4,232
Total Investments in Securities	4,519,818
Investment in Vanguard	122
Cash Collateral Pledged—Futures Contracts	390
Receivables for Investment Securities Sold	431
Receivables for Accrued Income	4,454
Receivables for Capital Shares Issued	37
Variation Margin Receivable—Futures Contracts	106
Total Assets	4,525,358
Liabilities
Due to Custodian	584
Payables for Investment Securities Purchased	45
Collateral for Securities on Loan	861
Payables for Capital Shares Redeemed	2,814
Payables to Vanguard	114
Total Liabilities	4,418
Net Assets	4,520,940
1 Includes $779,000 of securities on loan.
At February 28, 2025, net assets consisted of:

Paid-in Capital	3,115,019
Total Distributable Earnings (Loss)	1,405,921
Net Assets	4,520,940

ETF Shares—Net Assets
Applicable to 12,450,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,270,442
Net Asset Value Per Share—ETF Shares	$262.69

Institutional Shares—Net Assets
Applicable to 2,459,198 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,250,498
Net Asset Value Per Share—Institutional Shares	$508.50

See accompanying Notes, which are an integral part of the Financial Statements.
44

Russell 3000 Index Fund
Statement of Operations

Six Months Ended February 28, 2025
($000)
Investment Income
Income
Dividends[1]	27,490
Interest[2]	143
Securities Lending—Net	71
Total Income	27,704
Expenses
The Vanguard Group—Note B
Investment Advisory Services	42
Management and Administrative—ETF Shares	1,209
Management and Administrative—Institutional Shares	466
Marketing and Distribution—ETF Shares	72
Marketing and Distribution—Institutional Shares	24
Custodian Fees	67
Shareholders’ Reports and Proxy Fees—ETF Shares	60
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	1
Other Expenses	14
Total Expenses	1,958
Net Investment Income	25,746
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	10,023
Futures Contracts	312
Realized Net Gain (Loss)	10,335
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	202,863
Futures Contracts	(475)
Change in Unrealized Appreciation (Depreciation)	202,388
Net Increase (Decrease) in Net Assets Resulting from Operations	238,469
1	Dividends are net of foreign withholding taxes of $7,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $130,000, less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $26,579,000 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
45

Russell 3000 Index Fund
Statement of Changes in Net Assets

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,746	44,616
Realized Net Gain (Loss)	10,335	50,782
Change in Unrealized Appreciation (Depreciation)	202,388	691,454
Net Increase (Decrease) in Net Assets Resulting from Operations	238,469	786,852
Distributions
ETF Shares	(18,863)	(29,309)
Institutional Shares	(8,594)	(16,520)
Total Distributions	(27,457)	(45,829)
Capital Share Transactions
ETF Shares	555,987	291,498
Institutional Shares	(192,933)	50,983
Net Increase (Decrease) from Capital Share Transactions	363,054	342,481
Total Increase (Decrease)	574,066	1,083,504
Net Assets
Beginning of Period	3,946,874	2,863,370
End of Period	4,520,940	3,946,874

See accompanying Notes, which are an integral part of the Financial Statements.
46

Russell 3000 Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$249.54	$200.77	$177.97	$208.13	$158.71	$133.26
Investment Operations
Net Investment Income[1]	1.522	2.957	2.897	2.662	2.385	2.416
Net Realized and Unrealized Gain (Loss) on Investments	13.274	48.893	22.832	(30.247)	49.386	25.494
Total from Investment Operations	14.796	51.850	25.729	(27.585)	51.771	27.910
Distributions
Dividends from Net Investment Income	(1.646)	(3.080)	(2.929)	(2.575)	(2.351)	(2.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.646)	(3.080)	(2.929)	(2.575)	(2.351)	(2.460)
Net Asset Value, End of Period	$262.69	$249.54	$200.77	$177.97	$208.13	$158.71
Total Return	5.94%	26.06%	14.68%	-13.36%	32.90%	21.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,270	$2,577	$1,802	$1,219	$1,124	$710
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[2]	0.10%[2]	0.10%	0.10%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.18%	1.34%	1.58%	1.36%	1.31%	1.74%
Portfolio Turnover Rate[3]	2%	9%	11%	8%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
47

Russell 3000 Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended February 28, 2025	Year Ended August 31,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$483.05	$388.63	$344.48	$402.86	$307.19	$257.87
Investment Operations
Net Investment Income[1]	2.998	5.823	5.690	5.323	4.689	4.739
Net Realized and Unrealized Gain (Loss) on Investments	25.676	94.639	44.177	(58.648)	95.580	49.347
Total from Investment Operations	28.674	100.462	49.867	(53.325)	100.269	54.086
Distributions
Dividends from Net Investment Income	(3.224)	(6.042)	(5.717)	(5.055)	(4.599)	(4.766)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(3.224)	(6.042)	(5.717)	(5.055)	(4.599)	(4.766)
Net Asset Value, End of Period	$508.50	$483.05	$388.63	$344.48	$402.86	$307.19
Total Return	5.95%	26.09%	14.70%	-13.34%	32.94%	21.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,250	$1,370	$1,061	$1,445	$1,154	$1,018
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%[2]	0.08%[2]	0.08%	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.37%	1.62%	1.40%	1.34%	1.76%
Portfolio Turnover Rate[3]	2%	9%	11%	8%	10%	8%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
48

Russell 3000 Index Fund
Notes to Financial Statements
Vanguard Russell 3000 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended February 28, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
49

Russell 3000 Index Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended February 28, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2025, the fund had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,515,349	128	108	4,515,585
Warrants	—	1	—	1
Temporary Cash Investments	4,232	—	—	4,232
Total	4,519,581	129	108	4,519,818
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(188)	—	—	(188)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of February 28, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,970,315
Gross Unrealized Appreciation	1,665,786
Gross Unrealized Depreciation	(116,471)
Net Unrealized Appreciation (Depreciation)	1,549,315
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2024, the fund had available capital losses totaling $158,220,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital
50

Russell 3000 Index Fund
losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended February 28, 2025, the fund purchased $75,838,000 of investment securities and sold $244,369,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $582,887,000 and $40,599,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2025, such purchases were  $26,919,000 and sales were $9,446,000, resulting in net realized loss of $1,096,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2025		Year Ended August 31, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	596,590	2,275	394,633	1,850
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(40,603)	(150)	(103,135)	(500)
Net Increase (Decrease)—ETF Shares	555,987	2,125	291,498	1,350
Institutional Shares
Issued	23,792	48	292,345	678
Issued in Lieu of Cash Distributions	7,675	15	14,636	35
Redeemed	(224,400)	(441)	(255,998)	(607)
Net Increase (Decrease)—Institutional Shares	(192,933)	(378)	50,983	106
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q18542 042025
51

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Scottsdale Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	187,932,963,782	827,256,182	N/A	N/A
Mark Loughridge	186,019,854,400	2,740,365,564	N/A	N/A
Scott C. Malpass	186,618,654,793	2,141,565,171	N/A	N/A
John Murphy	188,096,800,347	663,419,617	N/A	N/A
Lubos Pastor	187,997,752,612	762,467,352	N/A	N/A
Rebecca Patterson	188,103,466,387	656,753,577	N/A	N/A
André F. Perold	187,912,377,345	847,842,619	N/A	N/A
Salim Ramji	187,990,401,209	769,818,755	N/A	N/A
Sarah Bloom Raskin	187,254,737,182	1,505,482,782	N/A	N/A
Grant Reid	187,951,656,525	808,563,439	N/A	N/A
David Thomas	187,874,477,486	885,742,478	N/A	N/A
Barbara Venneman	188,109,596,200	650,623,764	N/A	N/A
Peter F. Volanakis	186,037,839,083	2,722,380,881	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Explorer Value Fund

The board of trustees of Vanguard Explorer Value Fund has renewed the fund’s investment advisory arrangements Frontier Capital Management Co., LLC (Frontier) and Ariel Investments, LLC (Ariel). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders. Wellington Management Company LLP also serves as advisor to the fund.

The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management services over the short term, long term and since inception; it also took into account the organizational depth and stability of the advisor. The board considered the following:

Ariel. Founded in 1983, Ariel is an established investment manager that became an industry trailblazer by being the first black-owned mutual fund company in the United States. For decades, Ariel’s domestic value team has maintained the same distinctive approach focusing on companies with high-quality brands and franchises that may be temporarily out of favor. Ariel will buy firms trading at a discount, with sustainable competitive advantages that can lead the company to recover and add value over time. The team’s performance demonstrates the interrelated tenets of patience, focus and independent thinking that are hallmarks for the firm. Ariel has advised a portion of the fund since 2022.

Frontier. Founded in 1980, Frontier is an investment advisor with a long history of investing in small- and mid-cap stocks. Frontier employs a relative value approach that focuses on identifying companies with solid business models, unrecognized earnings power, and attractive valuations. The portfolio managers have the support of Frontier’s deep team of sector-focused analysts and other small- and mid-cap portfolio managers. Frontier has managed a portion of the fund since the fund’s inception in 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short-term, long-term and since-inception performance of Ariel and Frontier’s subportfolios, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Ariel and Frontier’s advisory fee rates were also below the peer-group average.

The board did not consider the profitability of Ariel or Frontier in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Ariel and Frontier. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Russell 1000 Index Funds

The board of trustees of Vanguard Russell 1000 Index Fund, Vanguard Russell 1000 Value Index Fund, and Vanguard Russell 1000 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short-and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Russell 2000 Index Funds

The board of trustees of Vanguard Russell 2000 Index Fund, Vanguard Russell 2000 Value Index Fund, and Vanguard Russell 2000 Growth Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Russell 3000 Index Fund

The board of trustees of Vanguard Russell 3000 Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team (OMS), which is responsible for fund and advisor oversight and product management. OMS met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by OMS. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on OMS’ ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: April 21, 2025

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: April 21, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.